Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 98.5%
Banks - 91.7%
Citigroup, Inc.	1,760	$110,176
Wells Fargo & Co.	1,885	106,484
JPMorgan Chase & Co.	491	103,532
Bank of America Corp.	2,590	102,771
PNC Financial Services Group, Inc.	473	87,434
U.S. Bancorp	1,872	85,607
Truist Financial Corp.	1,787	76,430
Bank of New York Mellon Corp.	1,027	73,800
NU Holdings Limited/Cayman Islands — Class A*	4,243	57,917
M&T Bank Corp.	316	56,286
Fifth Third Bancorp	1,283	54,964
State Street Corp.	584	51,666
Regions Financial Corp.	2,034	47,453
Huntington Bancshares, Inc.	3,170	46,599
Citizens Financial Group, Inc.	1,036	42,549
Northern Trust Corp.	472	42,494
KeyCorp	2,378	39,831
Toronto-Dominion Bank	587	37,134
ICICI Bank Ltd. ADR	1,233	36,805
HDFC Bank Ltd. ADR	582	36,410
East West Bancorp, Inc.	419	34,668
Bank of Nova Scotia[1]	589	32,095
Western Alliance Bancorporation	362	31,309
Webster Financial Corp.	625	29,131
Comerica, Inc.	484	28,996
Royal Bank of Canada	232	28,937
First Horizon Corp.	1,837	28,529
SouthState Corp.	285	27,696
First Citizens BancShares, Inc. — Class A	15	27,614
Popular, Inc.	272	27,273
Zions Bancorp North America	566	26,727
Cullen/Frost Bankers, Inc.	236	26,399
Commerce Bancshares, Inc.	440	26,136
Prosperity Bancshares, Inc.	358	25,801
Pinnacle Financial Partners, Inc.	261	25,570
Bank of Montreal	281	25,346
Synovus Financial Corp.	556	24,725
Old National Bancorp	1,312	24,482
Columbia Banking System, Inc.	936	24,439
Canadian Imperial Bank of Commerce	398	24,413
Cadence Bank	762	24,270
Barclays plc ADR	1,986	24,130
UBS Group AG	780	24,110
HSBC Holdings plc ADR[1]	524	23,680
FNB Corp.	1,607	22,675
Home BancShares, Inc.	835	22,620
Wintrust Financial Corp.	208	22,574
United Bankshares, Inc.	601	22,297
Bank OZK	517	22,226
First Financial Bankshares, Inc.	579	21,429
Hancock Whitney Corp.	418	21,389
UMB Financial Corp.	200	21,022
Valley National Bancorp	2,292	20,765
Ameris Bancorp	331	20,651
United Community Banks, Inc.	646	18,786
Texas Capital Bancshares, Inc.*	258	18,437
Fulton Financial Corp.	1,010	18,311
Associated Banc-Corp.	846	18,223
Eastern Bankshares, Inc.	1,107	18,144
Cathay General Bancorp	408	17,524
First Hawaiian, Inc.	748	17,316
First Interstate BancSystem, Inc. — Class A	544	16,690
Simmons First National Corp. — Class A	770	16,586
Bancorp, Inc.*	308	16,478
CVB Financial Corp.	879	15,664
Bank of Hawaii Corp.	249	15,630
Banco Bradesco S.A. ADR	5,719	15,213
Seacoast Banking Corporation of Florida	561	14,951
International Bancshares Corp.	234	13,991
BOK Financial Corp.	112	11,717
Independent Bank Corp.	196	11,589
Total Banks		2,435,716
Savings & Loans - 3.9%
New York Community Bancorp, Inc.	1,736	19,495
Axos Financial, Inc.*	295	18,550
WSFS Financial Corp.	340	17,337
WaFd, Inc.	480	16,728
Pacific Premier Bancorp, Inc.	633	15,926
Banc of California, Inc.	987	14,538
Total Savings & Loans		102,574
Diversified Financial Services - 2.9%
Capital One Financial Corp.	515	77,111
Total Common Stocks
(Cost $1,296,197)		2,615,401

PREFERRED STOCKS† - 1.0%
Financial - 1.0%
Itau Unibanco Holding S.A.
ADR	4,077	27,111
Total Preferred Stocks
(Cost $19,822)		27,111

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$6,115	6,115
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	5,051	5,051
Total Repurchase Agreements
(Cost $11,166)		11,166

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	39,046	$39,046
Total Securities Lending Collateral
(Cost $39,046)		39,046
Total Investments - 101.4%
(Cost $1,366,231)		$2,692,724
Other Assets & Liabilities, net - (1.4)%		(36,490)
Total Net Assets - 100.0%		$2,656,234

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,615,401	$—	$—	$2,615,401
Preferred Stocks	27,111	—	—	27,111
Repurchase Agreements	—	11,166	—	11,166
Securities Lending Collateral	39,046	—	—	39,046
Total Assets	$2,681,558	$11,166	$—	$2,692,724

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Chemicals - 36.1%
Linde plc	605	$288,500
Sherwin-Williams Co.	473	180,530
Air Products and Chemicals, Inc.	540	160,780
Ecolab, Inc.	600	153,198
Dow, Inc.	2,246	122,699
DuPont de Nemours, Inc.	1,277	113,793
PPG Industries, Inc.	821	108,750
International Flavors & Fragrances, Inc.	940	98,634
LyondellBasell Industries N.V. — Class A	995	95,421
Celanese Corp. — Class A	571	77,633
CF Industries Holdings, Inc.	897	76,963
RPM International, Inc.	616	74,536
Nutrien Ltd.	1,531	73,580
Eastman Chemical Co.	648	72,544
Albemarle Corp.	692	65,539
Mosaic Co.	2,099	56,211
FMC Corp.	850	56,049
Axalta Coating Systems Ltd.*	1,499	54,249
Element Solutions, Inc.	1,771	48,100
Cabot Corp.	430	48,061
Olin Corp.	993	47,644
Westlake Corp.	303	45,538
Huntsman Corp.	1,634	39,543
Ashland, Inc.	451	39,223
Chemours Co.	1,745	35,458
Balchem Corp.	197	34,672
Arcadium Lithium plc*	9,613	27,397
Innospec, Inc.	231	26,124
Total Chemicals		2,321,369
Mining - 23.1%
Freeport-McMoRan, Inc.	3,441	171,775
Newmont Corp.	2,737	146,293
Barrick Gold Corp.	4,740	94,279
Rio Tinto plc ADR	1,197	85,190
BHP Group Ltd. ADR[1]	1,333	82,793
Agnico Eagle Mines Ltd.	932	75,082
Gold Fields Ltd. ADR	4,427	67,954
Wheaton Precious Metals Corp.	1,102	67,310
Pan American Silver Corp.	3,220	67,201
Southern Copper Corp.	554	64,081
Alcoa Corp.	1,653	63,773
Kinross Gold Corp.	6,797	63,620
Franco-Nevada Corp.	504	62,622
Alamos Gold, Inc. — Class A	2,989	59,601
Anglogold Ashanti plc[1]	2,178	58,000
Royal Gold, Inc.	399	55,980
B2Gold Corp.	17,099	52,665
Hecla Mining Co.	5,639	37,612
MP Materials Corp.*,1	1,783	31,470
Coeur Mining, Inc.*	4,113	28,297
SSR Mining, Inc.*	3,430	19,482
Century Aluminum Co.*	1,146	18,599
Kaiser Aluminum Corp.	140	10,153
Total Mining		1,483,832
Packaging & Containers - 11.4%
Smurfit WestRock plc	1,901	93,947
Ball Corp.	1,282	87,061
Packaging Corporation of America	392	84,437
Amcor plc	6,310	71,492
Crown Holdings, Inc.	687	65,870
AptarGroup, Inc.	393	62,955
Graphic Packaging Holding Co.	1,897	56,132
Berry Global Group, Inc.	771	52,413
Sealed Air Corp.	1,237	44,903
Sonoco Products Co.	800	43,704
Silgan Holdings, Inc.	761	39,952
O-I Glass, Inc.*	2,099	27,539
Total Packaging & Containers		730,405
Iron & Steel - 11.1%
Nucor Corp.	771	115,912
Vale S.A. ADR	8,914	104,116
Steel Dynamics, Inc.	681	85,860
Reliance, Inc.	266	76,930
ArcelorMittal S.A.	2,732	71,742
Carpenter Technology Corp.	348	55,534
ATI, Inc.*	819	54,799
United States Steel Corp.	1,414	49,957
Commercial Metals Co.	900	49,464
Cleveland-Cliffs, Inc.*	3,767	48,105
Total Iron & Steel		712,419
Building Materials - 9.7%
CRH plc*	1,666	154,505
Vulcan Materials Co.	439	109,939
Martin Marietta Materials, Inc.	204	109,803
Cemex SAB de CV ADR	10,694	65,233
Eagle Materials, Inc.	206	59,256
Louisiana-Pacific Corp.	489	52,548
Summit Materials, Inc. — Class A*	1,062	41,450
Aspen Aerogels, Inc.*	1,030	28,520
Total Building Materials		621,254
Coal - 2.7%
Teck Resources Ltd. — Class B	1,712	89,435
Warrior Met Coal, Inc.	556	35,528
Arch Resources, Inc.	216	29,843
Alpha Metallurgical Resources, Inc.*	88	20,784
Total Coal		175,590
Biotechnology - 1.9%
Corteva, Inc.	2,083	122,460
Household Products & Housewares - 1.2%
Avery Dennison Corp.	361	79,694
Forest Products & Paper - 1.2%
International Paper Co.	1,608	78,551
Housewares - 0.7%
Scotts Miracle-Gro Co. — Class A	478	41,442
Environmental Control - 0.3%
PureCycle Technologies, Inc.*,1	2,414	22,933
Total Common Stocks
(Cost $2,720,100)		6,389,949

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$33,092	$33,092
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	27,332	27,332
Total Repurchase Agreements
(Cost $60,424)		60,424

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	134,512	134,512
Total Securities Lending Collateral
(Cost $134,512)		134,512
Total Investments - 102.4%
(Cost $2,915,036)		$6,584,885
Other Assets & Liabilities, net - (2.4)%		(154,962)
Total Net Assets - 100.0%		$6,429,923

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,389,949	$—	$—	$6,389,949
Repurchase Agreements	—	60,424	—	60,424
Securities Lending Collateral	134,512	—	—	134,512
Total Assets	$6,524,461	$60,424	$—	$6,584,885

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.9%
Biotechnology - 75.0%
Amgen, Inc.	2,066	$665,686
Gilead Sciences, Inc.	6,173	517,544
Vertex Pharmaceuticals, Inc.*	954	443,686
Regeneron Pharmaceuticals, Inc.*	393	413,137
Corteva, Inc.	5,628	330,870
Alnylam Pharmaceuticals, Inc.*	1,107	304,458
Biogen, Inc.*	1,396	270,601
Moderna, Inc.*	4,023	268,857
Illumina, Inc.*	1,844	240,476
United Therapeutics Corp.*	577	206,768
Royalty Pharma plc — Class A	6,889	194,890
Insmed, Inc.*	2,411	176,003
Sarepta Therapeutics, Inc.*	1,371	171,224
Incyte Corp.*	2,583	170,736
BioMarin Pharmaceutical, Inc.*	2,417	169,891
Legend Biotech Corp. ADR*	3,081	150,137
BioNTech SE ADR*	1,196	142,049
Argenx SE ADR*	261	141,483
REVOLUTION Medicines, Inc.*	3,070	139,225
Exelixis, Inc.*	5,265	136,627
Intra-Cellular Therapies, Inc.*	1,846	135,072
CRISPR Therapeutics AG*,1	2,874	135,021
Halozyme Therapeutics, Inc.*	2,301	131,709
Viking Therapeutics, Inc.*	2,004	126,873
Cytokinetics, Inc.*	2,328	122,918
Blueprint Medicines Corp.*	1,313	121,452
Avidity Biosciences, Inc.*	2,639	121,209
Roivant Sciences Ltd.*	10,223	117,973
Ionis Pharmaceuticals, Inc.*	2,928	117,296
Ultragenyx Pharmaceutical, Inc.*	1,965	109,156
Crinetics Pharmaceuticals, Inc.*	1,997	102,047
Axsome Therapeutics, Inc.*	1,062	95,442
Bridgebio Pharma, Inc.*	3,643	92,751
Dyne Therapeutics, Inc.*	2,570	92,314
TG Therapeutics, Inc.*	3,917	91,619
Amicus Therapeutics, Inc.*	8,225	87,843
Iovance Biotherapeutics, Inc.*	8,775	82,397
PTC Therapeutics, Inc.*	2,179	80,841
Guardant Health, Inc.*	3,499	80,267
Nuvalent, Inc. — Class A*	780	79,794
Apellis Pharmaceuticals, Inc.*	2,708	78,099
Novavax, Inc.*,1	6,048	76,386
Arrowhead Pharmaceuticals, Inc.*	3,876	75,078
Intellia Therapeutics, Inc.*	3,557	73,096
ACADIA Pharmaceuticals, Inc.*	4,470	68,749
SpringWorks Therapeutics, Inc.*	2,143	68,662
Recursion Pharmaceuticals, Inc. — Class A*,1	10,309	67,936
Immunovant, Inc.*	2,372	67,626
Ardelyx, Inc.*	9,792	67,467
Dynavax Technologies Corp.*	5,633	62,752
Beam Therapeutics, Inc.*	2,354	57,673
Krystal Biotech, Inc.*	307	55,883
Akero Therapeutics, Inc.*	1,778	51,011
Sage Therapeutics, Inc.*	4,350	31,407
Total Biotechnology		8,280,167
Pharmaceuticals - 19.7%
AbbVie, Inc.	4,906	968,837
AstraZeneca plc ADR	3,800	296,058
Vaxcyte, Inc.*	1,629	186,146
Viatris, Inc.	15,923	184,866
Neurocrine Biosciences, Inc.*	1,460	168,221
Alkermes plc*	5,323	148,991
Jazz Pharmaceuticals plc*	1,205	134,249
Madrigal Pharmaceuticals, Inc.*	260	55,177
Ironwood Pharmaceuticals, Inc. — Class A*	8,903	36,680
Total Pharmaceuticals		2,179,225
Healthcare-Products - 4.2%
Natera, Inc.*	1,558	197,788
Exact Sciences Corp.*	2,644	180,109
Twist Bioscience Corp.*	1,842	83,222
Total Healthcare-Products		461,119
Healthcare-Services - 1.0%
Medpace Holdings, Inc.*	328	109,487
Total Common Stocks
(Cost $4,995,650)		11,029,998

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$30,022	30,022
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	24,796	24,796
Total Repurchase Agreements
(Cost $54,818)		54,818

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	214,683	214,683
Total Securities Lending Collateral
(Cost $214,683)		214,683
Total Investments - 102.3%
(Cost $5,265,151)		$11,299,499
Other Assets & Liabilities, net - (2.3)%		(258,926)
Total Net Assets - 100.0%		$11,040,573

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,029,998	$—	$—	$11,029,998
Repurchase Agreements	—	54,818	—	54,818
Securities Lending Collateral	214,683	—	—	214,683
Total Assets	$11,244,681	$54,818	$—	$11,299,499

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 50.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	143,351	$1,436,381
Guggenheim Strategy Fund II1	57,080	1,415,574
Total Mutual Funds
(Cost $2,848,443)		2,851,955

	Face Amount
FEDERAL AGENCY NOTES†† - 15.8%
Freddie Mac
5.15% due 01/17/25	$500,000	500,100
Fannie Mae
1.63% due 10/15/24	400,000	399,477
Total Federal Agency Notes
(Cost $899,522)		899,577

FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Federal Home Loan Bank
4.70% due 10/23/24[2]	550,000	548,420
Freddie Mac
5.02% due 10/07/24[2]	40,000	39,967
Total Federal Agency Discount Notes
(Cost $588,387)		588,387

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	200,000	199,768
Total U.S. Treasury Bills
(Cost $199,744)		199,768

REPURCHASE AGREEMENTS††,4 - 16.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	502,355	502,355
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	414,921	414,921
Total Repurchase Agreements
(Cost $917,276)		917,276
Total Investments - 95.8%
(Cost $5,453,372)		$5,456,963
Other Assets & Liabilities, net - 4.2%		241,326
Total Net Assets - 100.0%		$5,698,289

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	43	Oct 2024	$5,728,138	$229,700

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,851,955	$—	$—	$2,851,955
Federal Agency Notes	—	899,577	—	899,577
Federal Agency Discount Notes	—	588,387	—	588,387
U.S. Treasury Bills	—	199,768	—	199,768
Repurchase Agreements	—	917,276	—	917,276
Commodity Futures Contracts**	229,700	—	—	229,700
Total Assets	$3,081,655	$2,605,008	$—	$5,686,663

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,497,280	$–	$(100,000)	$(766)	$19,060	$1,415,574	57,080	$63,796
Guggenheim Ultra Short Duration Fund — Institutional Class	1,510,315	–	(100,000)	574	25,492	1,436,381	143,351	58,942
	$3,007,595	$–	$(200,000)	$(192)	$44,552	$2,851,955		$122,738

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Food - 34.0%
Mondelez International, Inc. — Class A	3,312	$243,995
General Mills, Inc.	2,156	159,221
Sysco Corp.	1,965	153,388
Kroger Co.	2,616	149,897
Hershey Co.	781	149,780
Kraft Heinz Co.	3,647	128,046
McCormick & Company, Inc.	1,400	115,220
Kellanova	1,422	114,770
Tyson Foods, Inc. — Class A	1,842	109,710
Conagra Brands, Inc.	3,001	97,593
US Foods Holding Corp.*	1,559	95,879
J M Smucker Co.	724	87,676
Performance Food Group Co.*	1,109	86,912
Sprouts Farmers Market, Inc.*	762	84,132
Campbell Soup Co.	1,556	76,120
Lamb Weston Holdings, Inc.	1,164	75,357
Hormel Foods Corp.	2,355	74,653
Ingredion, Inc.	537	73,800
Albertsons Companies, Inc. — Class A	3,217	59,450
Post Holdings, Inc.*	495	57,296
Flowers Foods, Inc.	2,267	52,300
Cal-Maine Foods, Inc.	609	45,578
Simply Good Foods Co.*	1,286	44,714
Lancaster Colony Corp.	232	40,964
Pilgrim's Pride Corp.*	774	35,643
Grocery Outlet Holding Corp.*	1,804	31,660
Total Food		2,443,754
Beverages - 25.4%
Coca-Cola Co.	5,462	392,499
PepsiCo, Inc.	2,178	370,369
Constellation Brands, Inc. — Class A	620	159,768
Keurig Dr Pepper, Inc.	4,161	155,954
Monster Beverage Corp.*	2,948	153,797
Coca-Cola Europacific Partners plc	1,534	120,803
Brown-Forman Corp. — Class B	2,423	119,212
Anheuser-Busch InBev S.A. ADR	1,462	96,916
Fomento Economico Mexicano SAB de CV ADR	885	87,358
Molson Coors Beverage Co. — Class B	1,442	82,944
Celsius Holdings, Inc.*	1,764	55,319
Coca-Cola Consolidated, Inc.	26	34,226
Total Beverages		1,829,165
Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	2,871	497,257
Colgate-Palmolive Co.	2,161	224,334
Kenvue, Inc.	7,137	165,079
Estee Lauder Companies, Inc. — Class A	1,552	154,719
Unilever plc ADR	1,549	100,623
elf Beauty, Inc.*	539	58,767
Total Cosmetics & Personal Care		1,200,779
Agriculture - 13.0%
Philip Morris International, Inc.	2,771	336,399
Altria Group, Inc.	4,439	226,567
Archer-Daniels-Midland Co.	2,188	130,711
British American Tobacco plc ADR	2,490	91,084
Bunge Global S.A.	939	90,745
Darling Ingredients, Inc.*	1,669	62,020
Total Agriculture		937,526
Household Products & Housewares - 6.5%
Kimberly-Clark Corp.	1,200	170,736
Church & Dwight Company, Inc.	1,205	126,188
Clorox Co.	679	110,616
Spectrum Brands Holdings, Inc.	427	40,625
WD-40 Co.	87	22,435
Total Household Products & Housewares		470,600
Retail - 2.1%
Casey's General Stores, Inc.	241	90,546
Freshpet, Inc.*	449	61,410
Total Retail		151,956
Pharmaceuticals - 1.0%
BellRing Brands, Inc.*	1,153	70,010
Internet - 0.9%
Maplebear, Inc.*	1,576	64,206
Total Common Stocks
(Cost $3,280,892)		7,167,996

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$26,905	26,905
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	22,222	22,222
Total Repurchase Agreements
(Cost $49,127)		49,127
Total Investments - 100.3%
(Cost $3,330,019)		$7,217,123
Other Assets & Liabilities, net - (0.3)%		(18,714)
Total Net Assets - 100.0%		$7,198,409

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,167,996	$—	$—	$7,167,996
Repurchase Agreements	—	49,127	—	49,127
Total Assets	$7,167,996	$49,127	$—	$7,217,123

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 79.6%
Financial - 18.4%
Goldman Sachs Group, Inc.	862	$426,785
Visa, Inc. — Class A	862	237,007
American Express Co.	862	233,774
Travelers Companies, Inc.	862	201,812
JPMorgan Chase & Co.	862	181,761
Total Financial		1,281,139
Consumer, Non-cyclical - 17.6%
UnitedHealth Group, Inc.	862	503,994
Amgen, Inc.	862	277,745
Procter & Gamble Co.	862	149,299
Johnson & Johnson	862	139,696
Merck & Company, Inc.	862	97,889
Coca-Cola Co.	862	61,943
Total Consumer, Non-cyclical		1,230,566
Technology - 14.6%
Microsoft Corp.	862	370,919
Salesforce, Inc.	862	235,938
Apple, Inc.	862	200,846
International Business Machines Corp.	862	190,571
Intel Corp.*	862	20,222
Total Technology		1,018,496
Industrial - 10.9%
Caterpillar, Inc.	862	337,145
Honeywell International, Inc.	862	178,184
Boeing Co.*	862	131,059
3M Co.	862	117,835
Total Industrial		764,223
Consumer, Cyclical - 10.9%
Home Depot, Inc.	862	349,282
McDonald's Corp.	862	262,488
NIKE, Inc. — Class B	862	76,201
Walmart, Inc.	862	69,606
Total Consumer, Cyclical		757,577
Communications - 4.7%
Amazon.com, Inc.*	862	160,616
Walt Disney Co.	862	82,916
Cisco Systems, Inc.	862	45,876
Verizon Communications, Inc.	862	38,712
Total Communications		328,120
Energy - 1.8%
Chevron Corp.	862	126,947
Basic Materials - 0.7%
Dow, Inc.	862	47,091
Total Common Stocks
(Cost $3,132,389)		5,554,159

	Face Amount
U.S. TREASURY BILLS†† - 12.5%
U.S. Treasury Bills
4.85% due 12/12/24[1,2]	$350,000	346,871
4.74% due 12/12/24[2]	250,000	247,765
4.63% due 10/10/24[2,3]	226,000	225,738
4.49% due 12/12/24[2]	50,000	49,553
Total U.S. Treasury Bills
(Cost $869,495)		869,927

REPURCHASE AGREEMENTS††,4 - 6.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[1]	231,052	231,052
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[1]	190,838	190,838
Total Repurchase Agreements
(Cost $421,890)		421,890
Total Investments - 98.2%
(Cost $4,423,774)		$6,845,976
Other Assets & Liabilities, net - 1.8%		126,755
Total Net Assets - 100.0%		$6,972,731

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	4	Dec 2024	$853,040	$16,573

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	150	$6,335,613	$28,481

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements†† (continued)
BNP Paribas	Dow Jones Industrial Average	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	28	$1,198,718	$9,982
							$7,534,331	$38,463

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,554,159	$—	$—	$5,554,159
U.S. Treasury Bills	—	869,927	—	869,927
Repurchase Agreements	—	421,890	—	421,890
Equity Futures Contracts**	16,573	—	—	16,573
Equity Index Swap Agreements**	—	38,463	—	38,463
Total Assets	$5,570,732	$1,330,280	$—	$6,901,012

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.8%
NVIDIA Corp.	42,112	$5,114,081
Broadcom, Inc.	15,583	2,688,067
Advanced Micro Devices, Inc.*	9,860	1,617,829
Texas Instruments, Inc.	6,500	1,342,705
QUALCOMM, Inc.	7,876	1,339,314
Applied Materials, Inc.	6,454	1,304,031
Micron Technology, Inc.	10,946	1,135,210
Intel Corp.*	45,071	1,057,366
Analog Devices, Inc.	4,526	1,041,749
Lam Research Corp.	1,265	1,032,341
KLA Corp.	1,299	1,005,959
Marvell Technology, Inc.	10,199	735,552
Microchip Technology, Inc.	7,966	639,590
Monolithic Power Systems, Inc.	685	633,282
NXP Semiconductor N.V.	2,625	630,026
ASML Holding N.V. — Class G	694	578,275
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,258	565,817
ON Semiconductor Corp.*	7,571	549,730
ARM Holdings plc ADR*	3,258	465,927
Teradyne, Inc.	3,418	457,773
Entegris, Inc.	3,576	402,407
Kulicke & Soffa Industries, Inc.	8,712	393,173
STMicroelectronics N.V. — Class Y	13,032	387,441
Skyworks Solutions, Inc.	3,810	376,314
ASE Technology Holding Company Ltd. ADR	36,506	356,299
United Microelectronics Corp. ADR[1]	40,733	342,972
Onto Innovation, Inc.*	1,518	315,076
Qorvo, Inc.*	2,863	295,748
Lattice Semiconductor Corp.*	5,359	284,402
MKS Instruments, Inc.	2,372	257,860
MACOM Technology Solutions Holdings, Inc.*	2,268	252,338
Cirrus Logic, Inc.*	1,879	233,391
Impinj, Inc.*	1,058	229,078
Rambus, Inc.*	4,955	209,200
Power Integrations, Inc.	2,931	187,936
FormFactor, Inc.*	4,072	187,312
Semtech Corp.*	4,048	184,832
Amkor Technology, Inc.	5,964	182,498
Silicon Laboratories, Inc.*	1,567	181,098
Axcelis Technologies, Inc.*	1,700	178,245
GLOBALFOUNDRIES, Inc.*	4,402	177,181
Synaptics, Inc.*	2,261	175,408
Allegro MicroSystems, Inc.*	7,398	172,373
Diodes, Inc.*	2,595	166,314
Ambarella, Inc.*	2,607	147,048
Veeco Instruments, Inc.*	4,094	135,634
Wolfspeed, Inc.*	11,680	113,296
Aehr Test Systems*,1	4,470	57,439
Total Semiconductors		30,516,937
Energy-Alternate Sources - 5.2%
First Solar, Inc.*	1,962	489,401
SolarEdge Technologies, Inc.*	19,156	438,864
Canadian Solar, Inc.*,1	24,511	410,804
Enphase Energy, Inc.*	3,344	377,939
Total Energy-Alternate Sources		1,717,008
Electrical Components & Equipment - 0.9%
Universal Display Corp.	1,413	296,589
Telecommunications - 0.6%
Credo Technology Group Holding Ltd.*	6,507	200,415
Total Common Stocks
(Cost $16,013,544)		32,730,949

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$144,839	144,839
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	119,630	119,630
Total Repurchase Agreements
(Cost $264,469)		264,469

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	623,150	623,150
Total Securities Lending Collateral
(Cost $623,150)		623,150
Total Investments - 102.2%
(Cost $16,901,163)		$33,618,568
Other Assets & Liabilities, net - (2.2)%		(717,050)
Total Net Assets - 100.0%		$32,901,518

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,730,949	$—	$—	$32,730,949
Repurchase Agreements	—	264,469	—	264,469
Securities Lending Collateral	623,150	—	—	623,150
Total Assets	$33,354,099	$264,469	$—	$33,618,568

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas - 64.7%
Exxon Mobil Corp.	6,520	$764,274
Chevron Corp.	3,601	530,319
ConocoPhillips	3,433	361,426
EOG Resources, Inc.	2,250	276,593
Equities Corp.	7,273	266,483
Phillips 66	1,854	243,708
Marathon Petroleum Corp.	1,469	239,315
Diamondback Energy, Inc.	1,320	227,568
Valero Energy Corp.	1,565	211,322
Hess Corp.	1,514	205,601
Occidental Petroleum Corp.	3,662	188,739
Devon Energy Corp.	4,029	157,615
BP plc ADR	4,805	150,829
Petroleo Brasileiro S.A. ADR	10,292	148,308
Shell plc ADR	2,224	146,673
Coterra Energy, Inc. — Class A	5,770	138,192
Canadian Natural Resources Ltd.	3,989	132,475
Marathon Oil Corp.	4,746	126,386
Suncor Energy, Inc.	3,226	119,104
Cenovus Energy, Inc.	6,848	114,567
Chesapeake Energy Corp.[1]	1,353	111,284
Permian Resources Corp.	7,445	101,326
Ovintiv, Inc.	2,633	100,870
APA Corp.	4,015	98,207
Southwestern Energy Co.*	13,726	97,592
Antero Resources Corp.*	3,377	96,751
Viper Energy, Inc.	2,073	93,513
Range Resources Corp.	2,922	89,881
Chord Energy Corp.	689	89,728
Equinor ASA ADR[1]	3,524	89,263
HF Sinclair Corp.	1,954	87,090
Matador Resources Co.	1,556	76,898
CNX Resources Corp.*	2,350	76,540
Weatherford International plc	895	76,003
Noble Corporation plc[1]	2,064	74,593
Magnolia Oil & Gas Corp. — Class A	3,003	73,333
Civitas Resources, Inc.	1,406	71,242
Murphy Oil Corp.	2,097	70,753
SM Energy Co.	1,732	69,228
California Resources Corp.	1,303	68,368
Valaris Ltd.*	1,095	61,046
Northern Oil & Gas, Inc.	1,695	60,020
Transocean Ltd.*	13,513	57,430
PBF Energy, Inc. — Class A	1,744	53,977
Patterson-UTI Energy, Inc.	6,990	53,474
Helmerich & Payne, Inc.	1,719	52,292
Kosmos Energy Ltd.*	10,375	41,811
Delek US Holdings, Inc.	1,867	35,006
Comstock Resources, Inc.*	2,879	32,043
Vital Energy, Inc.*	1,088	29,267
Total Oil & Gas		6,938,326
Pipelines - 15.0%
Williams Companies, Inc.	5,330	243,314
ONEOK, Inc.	2,605	237,394
Kinder Morgan, Inc.	9,886	218,382
Cheniere Energy, Inc.	1,128	202,859
Targa Resources Corp.	1,236	182,940
Enbridge, Inc.	3,132	127,191
TC Energy Corp.	2,425	115,309
DT Midstream, Inc.	1,150	90,459
Golar LNG Ltd.	2,293	84,291
Pembina Pipeline Corp.	1,754	72,335
New Fortress Energy, Inc.[1]	3,034	27,579
Total Pipelines		1,602,053
Oil & Gas Services - 9.3%
Schlumberger N.V.	6,149	257,950
Baker Hughes Co.	5,551	200,669
Halliburton Co.	5,497	159,688
TechnipFMC plc	4,057	106,415
NOV, Inc.	5,012	80,042
ChampionX Corp.	2,629	79,264
Tidewater, Inc.*	823	59,083
Liberty Energy, Inc. — Class A	2,820	53,834
Total Oil & Gas Services		996,945
Energy-Alternate Sources - 5.1%
First Solar, Inc.*	673	167,873
SolarEdge Technologies, Inc.*	6,075	139,178
Enphase Energy, Inc.*	1,148	129,747
Sunrun, Inc.*	3,520	63,571
Green Plains, Inc.*	2,282	30,899
Plug Power, Inc.*,1	9,039	20,428
Total Energy-Alternate Sources		551,696
Mining - 1.7%
Cameco Corp.	2,698	128,857
Uranium Energy Corp.*	8,853	54,977
Total Mining		183,834
Transportation - 1.2%
Scorpio Tankers, Inc.	1,057	75,364
Frontline plc[1]	2,603	59,478
Total Transportation		134,842
Coal - 0.9%
Peabody Energy Corp.	2,398	63,643
CONSOL Energy, Inc.	359	37,570
Total Coal		101,213
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	2,638	83,862
Retail - 0.7%
Murphy USA, Inc.	145	71,466
Total Common Stocks
(Cost $4,114,219)		10,664,237

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$20,827	20,827
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	17,203	17,203
Total Repurchase Agreements
(Cost $38,030)		38,030

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	290,178	$290,178
Total Securities Lending Collateral
(Cost $290,178)		290,178
Total Investments - 102.5%
(Cost $4,442,427)		$10,992,445
Other Assets & Liabilities, net - (2.5)%		(263,108)
Total Net Assets - 100.0%		$10,729,337

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,664,237	$—	$—	$10,664,237
Repurchase Agreements	—	38,030	—	38,030
Securities Lending Collateral	290,178	—	—	290,178
Total Assets	$10,954,415	$38,030	$—	$10,992,445

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 68.5%
Schlumberger N.V.	12,542	$526,137
Baker Hughes Co.	11,316	409,073
Halliburton Co.	11,213	325,738
TechnipFMC plc	6,436	168,816
NOV, Inc.	10,225	163,293
ChampionX Corp.	5,367	161,815
Archrock, Inc.	6,165	124,780
Tidewater, Inc.*	1,678	120,464
Liberty Energy, Inc. — Class A	5,754	109,844
Oceaneering International, Inc.*	4,242	105,499
Helix Energy Solutions Group, Inc.*	7,928	88,001
Expro Group Holdings N.V.*	4,982	85,541
Atlas Energy Solutions, Inc.	3,630	79,134
Select Water Solutions, Inc. — Class A	6,456	71,855
ProPetro Holding Corp.*	7,061	54,087
Core Laboratories, Inc.	2,867	53,125
RPC, Inc.	8,347	53,087
Kodiak Gas Services, Inc.	1,706	49,474
ProFrac Holding Corp. — Class A*,1	2,815	19,114
Total Oil & Gas Services		2,768,877
Oil & Gas - 24.1%
Weatherford International plc	1,828	155,234
Noble Corporation plc[1]	4,211	152,171
Valaris Ltd.*	2,233	124,490
Transocean Ltd.*	26,753	113,700
Patterson-UTI Energy, Inc.	14,266	109,135
Helmerich & Payne, Inc.	3,508	106,713
Seadrill Ltd.*	2,636	104,755
Borr Drilling Ltd.	15,751	86,473
Nabors Industries Ltd.*	328	21,146
Total Oil & Gas		973,817
Machinery-Diversified - 3.6%
Cactus, Inc. — Class A	2,449	146,132
Metal Fabricate & Hardware - 3.3%
Tenaris S.A. ADR	4,250	135,107
Total Common Stocks
(Cost $2,007,780)		4,023,933

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$22,787	22,787
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	18,821	18,821
Total Repurchase Agreements
(Cost $41,608)		41,608

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	23,736	23,736
Total Securities Lending Collateral
(Cost $23,736)		23,736
Total Investments - 101.1%
(Cost $2,073,124)		$4,089,277
Other Assets & Liabilities, net - (1.1)%		(46,044)
Total Net Assets - 100.0%		$4,043,233

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,023,933	$—	$—	$4,023,933
Repurchase Agreements	—	41,608	—	41,608
Securities Lending Collateral	23,736	—	—	23,736
Total Assets	$4,047,669	$41,608	$—	$4,089,277

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 38.7%
Consumer, Non-cyclical - 14.2%
Novo Nordisk A/S ADR	398	$47,390
Nestle S.A. ADR	325	32,718
AstraZeneca plc ADR	384	29,918
Novartis AG ADR	250	28,755
Roche Holding AG ADR	697	27,845
Unilever plc ADR	313	20,332
Sanofi S.A. ADR	286	16,482
L'Oreal S.A. ADR[1]	150	13,464
RELX plc ADR	237	11,248
GSK plc ADR	266	10,874
Diageo plc ADR	69	9,683
EssilorLuxottica S.A. ADR	77	9,130
British American Tobacco plc ADR	246	8,999
Anheuser-Busch InBev S.A. ADR	119	7,889
Total Consumer, Non-cyclical		274,727
Financial - 6.3%
HSBC Holdings plc ADR[1]	454	20,516
Allianz SE ADR	489	16,049
UBS Group AG	396	12,240
Zurich Insurance Group AG ADR[1]	362	10,921
Banco Santander S.A. ADR	1,927	9,828
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	167	9,202
BNP Paribas S.A. ADR[1]	266	9,132
UniCredit SpA ADR	409	8,969
AXA S.A. ADR	229	8,842
Intesa Sanpaolo SpA ADR	334	8,581
ING Groep N.V. ADR	413	7,500
Total Financial		121,780
Industrial - 4.1%
Siemens AG ADR	187	18,897
Schneider Electric SE ADR[1]	358	18,877
ABB Ltd. ADR	198	11,468
Safran S.A. ADR	189	11,129
Airbus SE ADR	293	10,703
Vinci S.A. ADR	295	8,635
Total Industrial		79,709
Technology - 3.7%
ASML Holding N.V. — Class G	50	41,662
SAP SE ADR	127	29,096
Total Technology		70,758
Energy - 2.9%
Shell plc ADR	390	25,721
TotalEnergies SE ADR	299	19,321
BP plc ADR	354	11,112
Total Energy		56,154
Consumer, Cyclical - 2.7%
LVMH Moet Hennessy Louis Vuitton SE ADR	159	24,424
Hermes International SCA ADR	44	10,865
Cie Financiere Richemont S.A. ADR	670	10,593
Mercedes-Benz Group AG ADR	351	5,655
Total Consumer, Cyclical		51,537
Basic Materials - 1.9%
Air Liquide S.A. ADR	359	13,875
Rio Tinto plc ADR	133	9,466
Glencore plc ADR	620	7,099
BASF SE ADR	447	5,896
Total Basic Materials		36,336
Utilities - 1.4%
Iberdrola S.A. ADR	180	11,158
National Grid plc ADR	126	8,779
Enel SpA ADR[1]	975	7,761
Total Utilities		27,698
Communications - 1.1%
Deutsche Telekom AG ADR	446	13,126
Prosus N.V. ADR	901	7,838
Total Communications		20,964
Common Stocks - 0.4%
London Stock Exchange Group plc ADR	251	8,722
Total Common Stocks
(Cost $486,782)		748,385

MUTUAL FUNDS† - 21.3%
Guggenheim Strategy Fund II2	9,255	229,528
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	18,098	181,342
Total Mutual Funds
(Cost $407,812)		410,870

	Face Amount
U.S. TREASURY BILLS†† - 7.2%
U.S. Treasury Bills
4.63% due 10/10/24[3,4]	$139,000	138,838
Total U.S. Treasury Bills
(Cost $138,822)		138,838

REPURCHASE AGREEMENTS††,5 - 34.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	359,301	359,301
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	296,766	296,766
Total Repurchase Agreements
(Cost $656,067)		656,067

	Shares
SECURITIES LENDING COLLATERAL†,6 - 3.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	60,273	60,273
Total Securities Lending Collateral
(Cost $60,273)		60,273
Total Investments - 104.3%
(Cost $1,749,756)		$2,014,433
Other Assets & Liabilities, net - (4.3)%		(83,180)
Total Net Assets - 100.0%		$1,931,253

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	34	Dec 2024	$1,699,811	$18,208

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	12	Dec 2024	1,675,050	10,725

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$748,385	$—	$—	$748,385
Mutual Funds	410,870	—	—	410,870
U.S. Treasury Bills	—	138,838	—	138,838
Repurchase Agreements	—	656,067	—	656,067
Securities Lending Collateral	60,273	—	—	60,273
Equity Futures Contracts**	18,208	—	—	18,208
Currency Futures Contracts**	10,725	—	—	10,725
Total Assets	$1,248,461	$794,905	$—	$2,043,366

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:
Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$226,751	$–	$–	$–	$2,777	$229,528	9,255	$9,719
Guggenheim Ultra Short Duration Fund — Institutional Class	178,266	–	–	–	3,076	181,342	18,098	6,997
	$405,017	$–	$–	$–	$5,853	$410,870		$16,716

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.0%
Banks - 23.7%
JPMorgan Chase & Co.	1,495	$315,236
Bank of America Corp.	5,343	212,010
Wells Fargo & Co.	3,207	181,163
Goldman Sachs Group, Inc.	335	165,862
Morgan Stanley	1,438	149,897
Citigroup, Inc.	2,279	142,665
PNC Financial Services Group, Inc.	603	111,465
U.S. Bancorp	2,387	109,158
Truist Financial Corp.	2,278	97,430
Bank of New York Mellon Corp.	1,310	94,137
NU Holdings Limited/Cayman Islands — Class A*	6,858	93,612
Toronto-Dominion Bank	1,330	84,136
ICICI Bank Ltd. ADR	2,773	82,774
HDFC Bank Ltd. ADR	1,316	82,329
Bank of Nova Scotia[1]	1,508	82,171
Royal Bank of Canada	621	77,457
M&T Bank Corp.	403	71,782
Fifth Third Bancorp	1,635	70,043
State Street Corp.	745	65,910
Regions Financial Corp.	2,593	60,495
Huntington Bancshares, Inc.	4,041	59,403
Citizens Financial Group, Inc.	1,322	54,295
Northern Trust Corp.	602	54,198
KeyCorp	3,032	50,786
East West Bancorp, Inc.	535	44,266
Western Alliance Bancorporation	462	39,958
Comerica, Inc.	617	36,964
First Horizon Corp.	2,341	36,356
Zions Bancorp North America	722	34,093
Columbia Banking System, Inc.	1,195	31,201
Old National Bancorp	1,672	31,200
Bank OZK	659	28,330
Valley National Bancorp	2,922	26,473
First Citizens BancShares, Inc. — Class A	14	25,773
Pinnacle Financial Partners, Inc.	246	24,101
Wintrust Financial Corp.	197	21,380
Total Banks		2,948,509
Diversified Financial Services - 21.6%
Visa, Inc. — Class A	1,077	296,121
Mastercard, Inc. — Class A	528	260,726
American Express Co.	572	155,126
BlackRock, Inc. — Class A	160	151,922
Charles Schwab Corp.	2,040	132,212
Intercontinental Exchange, Inc.	759	121,926
CME Group, Inc. — Class A	523	115,400
Interactive Brokers Group, Inc. — Class A	730	101,733
Capital One Financial Corp.	657	98,373
Apollo Global Management, Inc.	748	93,433
Ameriprise Financial, Inc.	192	90,204
Ares Management Corp. — Class A	564	87,894
Coinbase Global, Inc. — Class A*	489	87,125
XP, Inc. — Class A	4,856	87,117
Discover Financial Services	561	78,703
Nasdaq, Inc.	1,029	75,127
Blue Owl Capital, Inc.	3,648	70,625
Tradeweb Markets, Inc. — Class A	551	68,142
T. Rowe Price Group, Inc.	583	63,506
Raymond James Financial, Inc.	504	61,720
Synchrony Financial	1,172	58,459
Cboe Global Markets, Inc.	284	58,183
LPL Financial Holdings, Inc.	240	55,831
Ally Financial, Inc.	1,149	40,893
Invesco Ltd.	2,138	37,543
SEI Investments Co.	539	37,293
SoFi Technologies, Inc.*	4,652	36,565
Franklin Resources, Inc.	1,594	32,119
Upstart Holdings, Inc.*,1	583	23,326
Total Diversified Financial Services		2,677,347
REITS - 20.5%
Prologis, Inc.	1,087	137,266
American Tower Corp. — Class A	571	132,792
Equinix, Inc.	131	116,279
Welltower, Inc.	882	112,922
Public Storage	270	98,245
Realty Income Corp.	1,505	95,447
Digital Realty Trust, Inc.	587	94,994
Simon Property Group, Inc.	557	94,144
Crown Castle, Inc.	776	92,057
Extra Space Storage, Inc.	440	79,284
Iron Mountain, Inc.	638	75,814
VICI Properties, Inc.	2,245	74,781
AvalonBay Communities, Inc.	317	71,404
Weyerhaeuser Co.	1,946	65,892
Equity Residential	884	65,823
SBA Communications Corp.	271	65,230
Ventas, Inc.	1,016	65,156
Alexandria Real Estate Equities, Inc.	480	57,000
Invitation Homes, Inc.	1,613	56,874
Mid-America Apartment Communities, Inc.	341	54,185
Healthpeak Properties, Inc.	2,244	51,320
Essex Property Trust, Inc.	173	51,108
Sun Communities, Inc.	375	50,681
Kimco Realty Corp.	2,137	49,621
UDR, Inc.	1,071	48,559
Lamar Advertising Co. — Class A	360	48,096
Gaming and Leisure Properties, Inc.	906	46,614
Regency Centers Corp.	642	46,372
Camden Property Trust	373	46,077
Host Hotels & Resorts, Inc.	2,544	44,774
CubeSmart	822	44,248
BXP, Inc.	545	43,851
Equity LifeStyle Properties, Inc.	607	43,303
American Homes 4 Rent — Class A	1,125	43,189
Rexford Industrial Realty, Inc.	850	42,763
Omega Healthcare Investors, Inc.	1,016	41,351
Annaly Capital Management, Inc.	2,000	40,140
AGNC Investment Corp.[1]	3,520	36,819

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
REITS - 20.5% (continued)
Sabra Health Care REIT, Inc.	1,429	$26,594
Total REITS		2,551,069
Insurance - 18.4%
Berkshire Hathaway, Inc. — Class B*	871	400,886
Progressive Corp.	618	156,824
Marsh & McLennan Companies, Inc.	593	132,292
Arch Capital Group Ltd.*	1,023	114,453
Aon plc — Class A	313	108,295
Aflac, Inc.	919	102,744
Arthur J Gallagher & Co.	347	97,635
Willis Towers Watson plc	331	97,489
Chubb Ltd.	338	97,476
MetLife, Inc.	1,129	93,120
Travelers Companies, Inc.	396	92,712
Allstate Corp.	471	89,325
American International Group, Inc.	1,196	87,583
Prudential Financial, Inc.	711	86,102
Everest Group Ltd.	194	76,015
Hartford Financial Services Group, Inc.	642	75,506
Brown & Brown, Inc.	612	63,403
Principal Financial Group, Inc.	687	59,013
Cincinnati Financial Corp.	429	58,396
W R Berkley Corp.	894	50,717
Equitable Holdings, Inc.	1,141	47,956
Globe Life, Inc.	379	40,140
Corebridge Financial, Inc.	1,204	35,109
Erie Indemnity Co. — Class A	47	25,372
Total Insurance		2,288,563
Commercial Services - 7.4%
S&P Global, Inc.	318	164,285
PayPal Holdings, Inc.*	1,535	119,776
Moody's Corp.	230	109,156
Block, Inc. — Class A*	1,263	84,785
StoneCo Ltd. — Class A*	6,826	76,861
Global Payments, Inc.	621	63,603
Corpay, Inc.*	190	59,425
Toast, Inc. — Class A*	1,798	50,901
Affirm Holdings, Inc.*	1,048	42,779
Shift4 Payments, Inc. — Class A*	422	37,389
MarketAxess Holdings, Inc.	142	36,381
Euronet Worldwide, Inc.*	265	26,296
Morningstar, Inc.	76	24,253
Flywire Corp.*	1,057	17,324
Total Commercial Services		913,214
Private Equity - 3.5%
Blackstone, Inc. — Class A	1,159	177,478
KKR & Company, Inc. — Class A	949	123,920
Brookfield Corp.	1,617	85,944
Carlyle Group, Inc.	1,002	43,146
Total Private Equity		430,488
Software - 2.8%
Fiserv, Inc.*	732	131,504
MSCI, Inc. — Class A	150	87,440
Fidelity National Information Services, Inc.	1,026	85,927
Jack Henry & Associates, Inc.	260	45,900
Total Software		350,771
Internet - 0.5%
Robinhood Markets, Inc. — Class A*	2,466	57,754
Media - 0.4%
FactSet Research Systems, Inc.	120	55,182
Savings & Loans - 0.2%
New York Community Bancorp, Inc.	2,212	24,841
Total Common Stocks
(Cost $6,038,734)		12,297,738

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A.
ADR	11,527	76,655
Total Preferred Stocks
(Cost $57,985)		76,655

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$33,098	33,098
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	27,337	27,337
Total Repurchase Agreements
(Cost $60,435)		60,435

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	109,678	109,678
Total Securities Lending Collateral
(Cost $109,678)		109,678
Total Investments - 101.0%
(Cost $6,266,832)		$12,544,506
Other Assets & Liabilities, net - (1.0)%		(125,050)
Total Net Assets - 100.0%		$12,419,456

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,297,738	$—	$—	$12,297,738
Preferred Stocks	76,655	—	—	76,655
Repurchase Agreements	—	60,435	—	60,435
Securities Lending Collateral	109,678	—	—	109,678
Total Assets	$12,484,071	$60,435	$—	$12,544,506

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 39.1%
Guggenheim Variable Insurance Strategy Fund III[1]	100,294	$2,494,315
Guggenheim Strategy Fund III[1]	89,107	2,217,871
Guggenheim Strategy Fund II1	4,552	112,894
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	72,882
Total Mutual Funds
(Cost $4,886,643)		4,897,962

	Face Amount
U.S. TREASURY BILLS†† - 15.2%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	$1,911,000	1,908,781
Total U.S. Treasury Bills
(Cost $1,908,551)		1,908,781

REPURCHASE AGREEMENTS††,4 - 46.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	3,163,636	3,163,636
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	2,613,017	2,613,017
Total Repurchase Agreements
(Cost $5,776,653)		5,776,653
Total Investments - 100.4%
(Cost $12,571,847)		$12,583,396
Other Assets & Liabilities, net - (0.4)%		(51,972)
Total Net Assets - 100.0%		$12,531,424

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
S&P/TSX 60 IX Index Futures Contracts	9	Dec 2024	$1,921,681	$48,649
S&P 500 Index Mini Futures Contracts	6	Dec 2024	1,744,800	33,104
Tokyo Stock Price Index Futures Contracts	2	Dec 2024	369,739	3,939
Russell 2000 Index Mini Futures Contracts	3	Dec 2024	337,470	2,136
Euro STOXX 50 Index Futures Contracts	1	Dec 2024	56,142	1,454
SPI 200 Index Futures Contracts	2	Dec 2024	286,218	1,075
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2024	426,520	474
FTSE 100 Index Futures Contracts	6	Dec 2024	666,640	368
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2024	314,940	358
FTSE/JSE Top 40 Index Futures Contracts††	1	Dec 2024	46,373	275
			$6,170,523	$91,832

Commodity Futures Contracts Purchased†
Copper Futures Contracts	3	Dec 2024	$341,138	$34,272
Natural Gas Futures Contracts	10	Oct 2024	290,600	21,531
Sugar #11 Futures Contracts	7	Jun 2025	158,368	18,716
Cocoa Futures Contracts	2	Dec 2024	154,720	15,374
Hard Red Winter Wheat Futures Contracts	7	Dec 2024	204,400	1,110
Red Spring Wheat Futures Contracts	5	Dec 2024	154,812	1,055
Coffee 'C' Futures Contracts	1	May 2025	100,012	953
Gold 100 oz. Futures Contracts	5	Dec 2024	1,326,450	154
Low Sulphur Gas Oil Futures Contracts	3	Dec 2024	195,525	(605)
Gasoline RBOB Futures Contracts	2	Nov 2024	160,020	(4,104)
Silver Futures Contracts	2	Dec 2024	314,300	(7,914)
			$3,400,345	$80,542

Currency Futures Contracts Purchased†
British Pound Futures Contracts	21	Dec 2024	$1,754,812	$21,733
Australian Dollar Futures Contracts	26	Dec 2024	1,799,330	18,287

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased† (continued)
New Zealand Dollar Futures Contracts	10	Dec 2024	$635,450	$9,704
Euro FX Futures Contracts	26	Dec 2024	3,629,275	7,191
Canadian Dollar Futures Contracts	50	Dec 2024	3,704,750	3,778
Mexican Peso Futures Contracts	13	Dec 2024	326,365	(4,509)
			$11,849,982	$56,184

Interest Rate Futures Contracts Purchased†
Euro - Schatz Futures Contracts	56	Dec 2024	$6,682,080	$13,528
Euro - Bund Futures Contracts	14	Dec 2024	2,103,352	12,074
U.S. Treasury 2 Year Note Futures Contracts	61	Dec 2024	12,704,680	4,272
Euro - BTP Italian Government Bond Futures Contracts††	1	Dec 2024	135,182	2,801
Euro - Bobl Futures Contracts	5	Dec 2024	668,393	1,773
Euro - OATS Futures Contracts	2	Dec 2024	282,726	1,685
U.S. Treasury Ultra Long Bond Futures Contracts	6	Dec 2024	799,688	(289)
Long Gilt Futures Contracts††	2	Dec 2024	263,206	(600)
Australian Government 3 Year Bond Futures Contracts	40	Dec 2024	2,963,004	(4,796)
U.S. Treasury 5 Year Note Futures Contracts	39	Dec 2024	4,288,172	(9,110)
U.S. Treasury 10 Year Note Futures Contracts	31	Dec 2024	3,545,625	(12,361)
			$34,436,108	$8,977

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	9	Dec 2024	$829,493	$1,916
U.S. Treasury Long Bond Futures Contracts	1	Dec 2024	124,375	648
Australian Government 10 Year Bond Futures Contracts	3	Dec 2024	241,290	80
			$1,195,158	$2,644

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	7	Dec 2024	$1,042,650	$692
Japanese Yen Futures Contracts	3	Dec 2024	263,550	(1,591)
			$1,306,200	$(899)

Equity Futures Contracts Sold Short†
FTSE Taiwan Index Futures Contracts	6	Oct 2024	$444,180	$(1,288)
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2024	405,415	(3,694)
MSCI EAFE Index Futures Contracts	5	Dec 2024	622,450	(12,878)
			$1,472,045	$(17,860)

Commodity Futures Contracts Sold Short†
Soybean Oil Futures Contracts	14	Dec 2024	$363,804	$7,615
Lean Hogs Futures Contracts	13	Dec 2024	381,160	6,694
Gasoline RBOB Futures Contracts	2	Dec 2024	159,314	3,657
WTI Crude Futures Contracts	3	Oct 2024	204,690	2,052
Gasoline RBOB Futures Contracts	1	Oct 2024	81,186	1,451
Low Sulphur Gas Oil Futures Contracts	3	Jan 2025	195,600	745
Soybean Meal Futures Contracts	1	Dec 2024	34,120	397
Soybean Futures Contracts	12	Nov 2024	634,050	(506)
Brent Crude Futures Contracts	1	Oct 2024	71,770	(692)
Low Sulphur Gas Oil Futures Contracts	6	Nov 2024	393,300	(1,145)
LME Lead Futures Contracts	1	Nov 2024	51,982	(1,186)
Wheat Futures Contracts	9	Dec 2024	262,575	(1,229)
Platinum Futures Contracts	3	Jan 2025	148,605	(1,752)
Natural Gas Futures Contracts	1	Dec 2024	35,860	(2,323)
Natural Gas Futures Contracts	3	Nov 2024	99,810	(4,778)
NY Harbor ULSD Futures Contracts	5	Oct 2024	452,907	(5,515)
Live Cattle Futures Contracts	4	Dec 2024	295,840	(6,118)
ICE Endex Dutch TTF Natural Gas Futures Contracts	5	Nov 2024	161,991	(7,426)
Cotton #2 Futures Contracts	6	May 2025	229,410	(11,413)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Corn Futures Contracts	68	Dec 2024	$1,441,600	$(23,597)
Sugar #11 Futures Contracts	14	Feb 2025	353,270	(36,483)
			$6,052,844	$(81,552)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,897,962	$—	$—	$4,897,962
U.S. Treasury Bills	—	1,908,781	—	1,908,781
Repurchase Agreements	—	5,776,653	—	5,776,653
Commodity Futures Contracts**	115,776	—	—	115,776
Equity Futures Contracts**	91,557	275	—	91,832
Currency Futures Contracts**	61,385	—	—	61,385
Interest Rate Futures Contracts**	35,976	2,801	—	38,777
Total Assets	$5,202,656	$7,688,510	$—	$12,891,166

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$116,786	$—	$—	$116,786
Interest Rate Futures Contracts**	26,556	600	—	27,156
Equity Futures Contracts**	17,860	—	—	17,860
Currency Futures Contracts**	6,100	—	—	6,100
Total Liabilities	$167,302	$600	$—	$167,902

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$111,528	$–	$–	$–	$1,366	$112,894	4,552	$4,780
Guggenheim Strategy Fund III	2,187,574	–	–	–	30,297	2,217,871	89,107	89,651
Guggenheim Ultra Short Duration Fund — Institutional Class	71,646	–	–	–	1,236	72,882	7,274	2,812
Guggenheim Variable Insurance Strategy Fund III	3,298,932	–	(850,000)	(1,466)	46,849	2,494,315	100,294	135,105
	$5,669,680	$–	$(850,000)	$(1,466)	$79,748	$4,897,962		$232,348

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 8.5%
Guggenheim Strategy Fund II1	10,941	$271,344
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	24,725	247,744
Total Mutual Funds
(Cost $506,354)		519,088

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 45.3%
U.S. Treasury Bonds
4.25% due 08/15/54	$2,700,000	2,757,375
Total U.S. Government Securities
(Cost $2,744,371)		2,757,375

FEDERAL AGENCY DISCOUNT NOTES†† - 23.0%
Federal Home Loan Bank
4.60% due 10/02/24[2]	1,200,000	1,199,847
Freddie Mac
5.02% due 10/07/24[2]	200,000	199,832
Total Federal Agency Discount Notes
(Cost $1,399,679)		1,399,679

FEDERAL AGENCY NOTES†† - 8.2%
Freddie Mac
5.15% due 01/17/25	500,000	500,100
Total Federal Agency Notes
(Cost $500,090)		500,100

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	105,000	104,878
Total U.S. Treasury Bills
(Cost $104,866)		104,878

REPURCHASE AGREEMENTS††,4 - 15.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	499,277	499,277
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	412,380	412,380
Total Repurchase Agreements
(Cost $911,657)		911,657
Total Investments - 101.7%
(Cost $6,167,017)		$6,192,777
Other Assets & Liabilities, net - (1.7)%		(103,017)
Total Net Assets - 100.0%		$6,089,760

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	35	Dec 2024	$4,664,844	$35,340

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$519,088	$—	$—	$519,088
U.S. Government Securities	—	2,757,375	—	2,757,375
Federal Agency Discount Notes	—	1,399,679	—	1,399,679
Federal Agency Notes	—	500,100	—	500,100
U.S. Treasury Bills	—	104,878	—	104,878
Repurchase Agreements	—	911,657	—	911,657
Interest Rate Futures Contracts**	35,340	—	—	35,340
Total Assets	$554,428	$5,673,689	$—	$6,228,117

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$467,967	$–	$(200,000)	$4,279	$(902)	$271,344	10,941	$14,320
Guggenheim Ultra Short Duration Fund — Institutional Class	442,732	–	(200,000)	(607)	5,619	247,744	24,725	12,230
	$910,699	$–	$(400,000)	$3,672	$4,717	$519,088		$26,550

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 31.7%
Eli Lilly & Co.	561	$497,012
Johnson & Johnson	2,264	366,904
AbbVie, Inc.	1,789	353,292
Merck & Company, Inc.	2,734	310,473
Pfizer, Inc.	8,235	238,321
Bristol-Myers Squibb Co.	3,816	197,440
Zoetis, Inc.	877	171,348
CVS Health Corp.	2,710	170,405
AstraZeneca plc ADR	2,110	164,390
Becton Dickinson & Co.	655	157,921
McKesson Corp.	292	144,371
Cencora, Inc. — Class A	500	112,540
Novo Nordisk A/S ADR	918	109,306
Alkermes plc*	3,655	102,303
Teva Pharmaceutical Industries Ltd. ADR*	5,324	95,938
Novartis AG ADR	833	95,812
Cardinal Health, Inc.	861	95,158
Dexcom, Inc.*	1,418	95,063
GSK plc ADR	2,247	91,857
Vaxcyte, Inc.*	595	67,991
Viatris, Inc.	5,808	67,431
Neurocrine Biosciences, Inc.*	533	61,412
Henry Schein, Inc.*	799	58,247
Jazz Pharmaceuticals plc*	440	49,020
Option Care Health, Inc.*	1,361	42,599
Madrigal Pharmaceuticals, Inc.*	106	22,495
Total Pharmaceuticals		3,939,049
Healthcare-Products - 29.1%
Thermo Fisher Scientific, Inc.	469	290,109
Abbott Laboratories	2,264	258,119
Danaher Corp.	923	256,612
Intuitive Surgical, Inc.*	502	246,618
Boston Scientific Corp.*	2,474	207,321
Stryker Corp.	570	205,918
Medtronic plc	1,641	147,739
Agilent Technologies, Inc.	869	129,029
GE HealthCare Technologies, Inc.	1,307	122,662
IDEXX Laboratories, Inc.*	242	122,263
Edwards Lifesciences Corp.*	1,757	115,944
ResMed, Inc.	452	110,342
Waters Corp.*	258	92,852
Zimmer Biomet Holdings, Inc.	824	88,951
Cooper Companies, Inc.*	796	87,831
West Pharmaceutical Services, Inc.	291	87,347
Align Technology, Inc.*	326	82,908
Hologic, Inc.*	1,001	81,541
Baxter International, Inc.	2,112	80,193
Avantor, Inc.*	2,961	76,601
Insulet Corp.*	326	75,876
Natera, Inc.*	569	72,235
Bio-Techne Corp.	876	70,019
Exact Sciences Corp.*	964	65,668
Repligen Corp.*	354	52,682
Masimo Corp.*	394	52,532
Bruker Corp.	745	51,450
Lantheus Holdings, Inc.*	468	51,363
Penumbra, Inc.*	233	45,274
Dentsply Sirona, Inc.	1,665	45,055
Inspire Medical Systems, Inc.*	196	41,366
TransMedics Group, Inc.*	258	40,506
Inari Medical, Inc.*	762	31,425
Azenta, Inc.*	587	28,434
Total Healthcare-Products		3,614,785
Biotechnology - 20.2%
Amgen, Inc.	754	242,946
Vertex Pharmaceuticals, Inc.*	436	202,775
Gilead Sciences, Inc.	2,252	188,808
Regeneron Pharmaceuticals, Inc.*	179	188,172
Alnylam Pharmaceuticals, Inc.*	403	110,837
Biogen, Inc.*	510	98,858
Moderna, Inc.*	1,467	98,040
Argenx SE ADR*	179	97,032
CRISPR Therapeutics AG*,1	2,029	95,322
Illumina, Inc.*	672	87,636
United Therapeutics Corp.*	211	75,612
Royalty Pharma plc — Class A	2,513	71,093
Insmed, Inc.*	880	64,240
Sarepta Therapeutics, Inc.*	501	62,570
Incyte Corp.*	942	62,266
BioMarin Pharmaceutical, Inc.*	882	61,996
REVOLUTION Medicines, Inc.*	1,119	50,747
Exelixis, Inc.*	1,920	49,824
Intra-Cellular Therapies, Inc.*	674	49,317
Halozyme Therapeutics, Inc.*	840	48,082
Blueprint Medicines Corp.*	503	46,528
Viking Therapeutics, Inc.*	732	46,343
Cytokinetics, Inc.*	850	44,880
Roivant Sciences Ltd.*	3,729	43,033
Ionis Pharmaceuticals, Inc.*	1,067	42,744
Ultragenyx Pharmaceutical, Inc.*	717	39,829
Axsome Therapeutics, Inc.*	387	34,780
Bridgebio Pharma, Inc.*	1,329	33,836
TG Therapeutics, Inc.*	1,429	33,424
Iovance Biotherapeutics, Inc.*	3,201	30,057
Guardant Health, Inc.*	1,276	29,271
Apellis Pharmaceuticals, Inc.*	987	28,465
Arrowhead Pharmaceuticals, Inc.*	1,414	27,389
ACADIA Pharmaceuticals, Inc.*	1,630	25,069
Total Biotechnology		2,511,821
Healthcare-Services - 16.9%
UnitedHealth Group, Inc.	739	432,079
Elevance Health, Inc.	384	199,680
Cigna Group	516	178,763
HCA Healthcare, Inc.	405	164,604
IQVIA Holdings, Inc.*	511	121,092
Centene Corp.*	1,567	117,964
Humana, Inc.	357	113,076
ICON plc*	382	109,752
Molina Healthcare, Inc.*	241	83,039
Labcorp Holdings, Inc.	365	81,570
Quest Diagnostics, Inc.	502	77,936
Tenet Healthcare Corp.*	452	75,122
Universal Health Services, Inc. — Class B	307	70,306
Catalent, Inc.*	1,019	61,721

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Healthcare-Services - 16.9% (continued)
HealthEquity, Inc.*	612	$50,092
DaVita, Inc.*	302	49,507
Medpace Holdings, Inc.*	134	44,729
Acadia Healthcare Company, Inc.*	632	40,075
Teladoc Health, Inc.*	2,771	25,438
Total Healthcare-Services		2,096,545
Software - 0.8%
Veeva Systems, Inc. — Class A*	485	101,787
Electronics - 0.7%
Mettler-Toledo International, Inc.*	56	83,983
Commercial Services - 0.2%
R1 RCM, Inc.*	1,957	27,731
Total Common Stocks
(Cost $4,225,627)		12,375,701

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson	307	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$61,506	61,506
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	50,801	50,801
Total Repurchase Agreements
(Cost $112,307)		112,307

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	87,252	87,252
Total Securities Lending Collateral
(Cost $87,252)		87,252
Total Investments - 101.2%
(Cost $4,425,186)		$12,575,260
Other Assets & Liabilities, net - (1.2)%		(146,174)
Total Net Assets - 100.0%		$12,429,086

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$12,375,701	$—	$—		$12,375,701
Rights	—	—	—	*	—
Repurchase Agreements	—	112,307	—		112,307
Securities Lending Collateral	87,252	—	—		87,252
Total Assets	$12,462,953	$112,307	$—		$12,575,260

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 2.4%
iShares iBoxx High Yield Corporate Bond ETF	1,556	$124,947
SPDR Bloomberg High Yield Bond ETF[1]	1,245	121,748
Total Exchange-Traded Funds
(Cost $263,173)		246,695

MUTUAL FUNDS† - 11.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	574,153
Guggenheim Strategy Fund II2	23,000	570,391
Total Mutual Funds
(Cost $1,124,043)		1,144,544

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.4%
Federal Home Loan Bank
4.60% due 10/02/24[3]	$1,000,000	999,872
4.21% due 10/01/24[3]	150,000	150,000
Freddie Mac
5.02% due 10/07/24[3]	500,000	499,582
Federal Farm Credit Bank
4.68% due 10/24/24[3]	350,000	348,953
Total Federal Agency Discount Notes
(Cost $1,998,407)		1,998,407

FEDERAL AGENCY NOTES†† - 16.2%
Federal Farm Credit Bank
0.40% due 10/15/24	667,000	665,851
Freddie Mac
5.15% due 01/17/25	500,000	500,100
Fannie Mae
1.63% due 10/15/24	500,000	499,347
Total Federal Agency Notes
(Cost $1,665,272)		1,665,298

U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
4.62% due 10/01/24[3]	500,000	500,000
4.28% due 10/01/24[3]	300,000	300,000
4.63% due 10/10/24[3,4]	52,000	51,940
Total U.S. Treasury Bills
(Cost $851,933)		851,940

REPURCHASE AGREEMENTS††,5 - 35.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	1,990,243	1,990,243
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	1,643,848	1,643,848
Total Repurchase Agreements
(Cost $3,634,091)		3,634,091

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	93,067	93,067
Total Securities Lending Collateral
(Cost $93,067)		93,067
Total Investments - 93.7%
(Cost $9,629,986)		$9,634,042
Other Assets & Liabilities, net - 6.3%		648,936
Total Net Assets - 100.0%		$10,282,978

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	94	Dec 2024	$10,335,594	$(11,804)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	$9,300,000	$681,811	$679,328	$2,483

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	364	$29,214	$98

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements†† (continued)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	192	$18,787	$56
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.08% (Federal Funds Rate + 0.25%)	At Maturity	10/29/24	86	6,906	15

							$54,907	$169

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$246,695	$—	$—	$246,695
Mutual Funds	1,144,544	—	—	1,144,544
Federal Agency Discount Notes	—	1,998,407	—	1,998,407
Federal Agency Notes	—	1,665,298	—	1,665,298
U.S. Treasury Bills	—	851,940	—	851,940
Repurchase Agreements	—	3,634,091	—	3,634,091
Securities Lending Collateral	93,067	—	—	93,067
Credit Default Swap Agreements**	—	2,483	—	2,483
Credit Index Swap Agreements**	—	169	—	169
Total Assets	$1,484,306	$8,152,388	$—	$9,636,694

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$11,804	$—	$—	$11,804

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$563,721	$–	$–	$–	$6,670	$570,391	23,000	$24,148
Guggenheim Ultra Short Duration Fund — Institutional Class	564,412	–	–	–	9,741	574,153	57,301	22,192
	$1,128,133	$–	$–	$–	$16,411	$1,144,544		$46,340

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Internet - 57.3%
Alphabet, Inc. — Class A	3,257	$540,173
Amazon.com, Inc.*	2,780	517,997
Meta Platforms, Inc. — Class A	834	477,415
Netflix, Inc.*	425	301,440
Uber Technologies, Inc.*	2,932	220,369
Airbnb, Inc. — Class A*	1,200	152,172
Booking Holdings, Inc.	36	151,636
DoorDash, Inc. — Class A*	885	126,316
JD.com, Inc. ADR	3,073	122,920
Alibaba Group Holding Ltd. ADR	1,157	122,781
Shopify, Inc. — Class A*	1,253	100,415
Bilibili, Inc. ADR*	4,202	98,243
eBay, Inc.	1,488	96,884
Baidu, Inc. ADR*	909	95,709
Spotify Technology S.A.*	252	92,870
Trip.com Group Ltd. ADR*	1,541	91,582
Sea Ltd. ADR*	941	88,717
MercadoLibre, Inc.*	41	84,130
Pinterest, Inc. — Class A*	2,572	83,256
GoDaddy, Inc. — Class A*	518	81,212
Expedia Group, Inc.*	531	78,599
VeriSign, Inc.*	375	71,235
Zillow Group, Inc. — Class C*	1,036	66,149
Snap, Inc. — Class A*	6,133	65,623
F5, Inc.*	288	63,418
Okta, Inc.*	812	60,364
Match Group, Inc.*	1,470	55,625
Roku, Inc.*	740	55,248
Chewy, Inc. — Class A*	1,811	53,044
Wayfair, Inc. — Class A*	895	50,281
Etsy, Inc.*	801	44,480
Wix.com Ltd.*	260	43,464
Lyft, Inc. — Class A*	2,942	37,510
IAC, Inc.*	657	35,360
Cargurus, Inc.*	1,011	30,360
Ziff Davis, Inc.*	519	25,255
TripAdvisor, Inc.*	1,572	22,778
Trump Media & Technology Group Corp.*,1	1,278	20,537
Bumble, Inc. — Class A*	2,578	16,448
Total Internet		4,542,015
Software - 25.3%
Salesforce, Inc.	1,033	282,742
Adobe, Inc.*	475	245,945
Workday, Inc. — Class A*	554	135,403
Datadog, Inc. — Class A*	919	105,740
Electronic Arts, Inc.	730	104,711
Snowflake, Inc. — Class A*	878	100,847
Veeva Systems, Inc. — Class A*	446	93,602
Cloudflare, Inc. — Class A*	1,085	87,766
Take-Two Interactive Software, Inc.*	567	87,154
ROBLOX Corp. — Class A*	1,914	84,714
NetEase, Inc. ADR	888	83,037
Zoom Video Communications, Inc. — Class A*	1,121	78,178
MongoDB, Inc.*	268	72,454
Akamai Technologies, Inc.*	670	67,636
Nutanix, Inc. — Class A*	1,083	64,168
DocuSign, Inc.*	1,021	63,394
Twilio, Inc. — Class A*	847	55,241
Dropbox, Inc. — Class A*	1,920	48,826
Box, Inc. — Class A*	1,108	36,265
ZoomInfo Technologies, Inc. — Class A*	3,058	31,559
Smartsheet, Inc. — Class A*	570	31,555
DigitalOcean Holdings, Inc.*	624	25,203
Fastly, Inc. — Class A*	2,419	18,312
Total Software		2,004,452
Telecommunications - 11.0%
Cisco Systems, Inc.	4,664	248,218
Arista Networks, Inc.*	447	171,567
Motorola Solutions, Inc.	332	149,277
Telefonaktiebolaget LM Ericsson ADR	8,430	63,899
Juniper Networks, Inc.	1,572	61,277
Nokia Oyj ADR[1]	13,722	59,965
Ciena Corp.*	871	53,645
Viavi Solutions, Inc.*	2,759	24,886
Extreme Networks, Inc.*	1,560	23,447
Viasat, Inc.*	1,468	17,528
Total Telecommunications		873,709
Commercial Services - 2.5%
PayPal Holdings, Inc.*	2,063	160,976
Paylocity Holding Corp.*	217	35,798
Total Commercial Services		196,774
Real Estate - 1.2%
CoStar Group, Inc.*	1,244	93,847
Entertainment - 0.9%
DraftKings, Inc. — Class A*	1,931	75,695
Computers - 0.5%
Lumentum Holdings, Inc.*	596	37,775
Investment Companies - 0.4%
Core Scientific, Inc.*	2,483	29,449
Healthcare-Services - 0.3%
Teladoc Health, Inc.*	2,553	23,437
Total Common Stocks
(Cost $4,654,138)		7,877,153

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$26,676	26,676
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	22,033	22,033
Total Repurchase Agreements
(Cost $48,709)		48,709

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	34,054	$34,054
Total Securities Lending Collateral
(Cost $34,054)		34,054
Total Investments - 100.4%
(Cost $4,736,901)		7,959,916
Other Assets & Liabilities, net - (0.4)%		(34,395)
Total Net Assets - 100.0%		$7,925,521

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,877,153	$—	$—	$7,877,153
Repurchase Agreements	—	48,709	—	48,709
Securities Lending Collateral	34,054	—	—	34,054
Total Assets	$7,911,207	$48,709	$—	$7,959,916

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 27.3%
Federal Home Loan Bank
4.21% due 10/01/24[1]	$150,000	$150,000
4.60% due 10/01/24[1]	100,000	100,000
Federal Farm Credit Bank
4.68% due 10/24/24[1]	150,000	149,552
Total Federal Agency Discount Notes
(Cost $399,552)		399,552

FEDERAL AGENCY NOTES†† - 13.7%
Freddie Mac
5.15% due 01/17/25	100,000	100,020
Fannie Mae
1.63% due 10/15/24	100,000	99,869
Total Federal Agency Notes
(Cost $199,882)		199,889

U.S. TREASURY BILLS†† - 13.7%
U.S. Treasury Bills
4.28% due 10/01/24[1]	100,000	100,000
4.85% due 12/12/24[1,2]	50,000	49,553
4.50% due 12/12/24[1]	50,000	49,553
Total U.S. Treasury Bills
(Cost $199,064)		199,106

REPURCHASE AGREEMENTS††,3 - 67.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	540,829	540,829
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	446,699	446,699
Total Repurchase Agreements
(Cost $987,528)		987,528
Total Investments - 122.2%
(Cost $1,786,026)		$1,786,075
Other Assets & Liabilities, net - (22.2)%		(323,938)
Total Net Assets - 100.0%		$1,462,137

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.14% (SOFR + 0.30%)	At Maturity	12/19/24	17	$700,776	$(2,025)
BNP Paribas	Dow Jones Industrial Average	Receive	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/19/24	52	2,214,976	(14,162)

							$2,915,752	$(16,187)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$399,552	$—	$399,552
Federal Agency Notes	—	199,889	—	199,889
U.S. Treasury Bills	—	199,106	—	199,106
Repurchase Agreements	—	987,528	—	987,528
Total Assets	$—	$1,786,075	$—	$1,786,075

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$16,187	$—	$16,187

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 35.0%
Guggenheim Strategy Fund II1	20,730	$514,101
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,499	465,920
Total Mutual Funds
(Cost $971,295)		980,021

	Face Amount
FEDERAL AGENCY NOTES†† - 17.8%
Freddie Mac
5.15% due 01/17/25	$300,000	300,060
Fannie Mae
1.63% due 10/15/24	200,000	199,739
Total Federal Agency Notes
(Cost $499,770)		499,799

FEDERAL AGENCY DISCOUNT NOTES†† - 8.9%
Federal Home Loan Bank
4.70% due 10/23/24[2]	250,000	249,282
Total Federal Agency Discount Notes
(Cost $249,282)		249,282

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	22,000	21,974
Total U.S. Treasury Bills
(Cost $21,972)		21,974

REPURCHASE AGREEMENTS†† - 103.7%
Individual Repurchase Agreements[4] Mizuho Securities USA LLC issued 09/30/24 at 4.70% due 10/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.25% and maturing 08/15/54 as collateral, with a value of $1,236,563) to be repurchased at $1,212,474	1,212,316	1,212,316
Barclays Capital, Inc. issued 09/30/24 at 4.50% due 10/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.25% and maturing 08/15/54 as collateral, with a value of $722,033) to be repurchased at $707,963	707,875	707,875
Joint Repurchase Agreements[5] J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	537,551	537,551
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	443,993	443,993
Total Repurchase Agreements
(Cost $2,901,735)		2,901,735
Total Investments - 166.2%
(Cost $4,644,054)		$4,652,811

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (73.0)%
U.S. Treasury Bonds
4.25% due 08/15/54	2,000,000	(2,042,500)
Total U.S. Government Securities Sold Short -
(Proceeds $2,055,812)		$(2,042,500)
Other Assets & Liabilities, net - 6.8%		189,181
Total Net Assets - 100.0%		$2,799,492

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	6	Dec 2024	$799,688	$14,211

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	All or a portion of this security is pledged as short security collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$980,021	$—	$—	$980,021
Federal Agency Notes	—	499,799	—	499,799
Federal Agency Discount Notes	—	249,282	—	249,282
U.S. Treasury Bills	—	21,974	—	21,974
Repurchase Agreements	—	2,901,735	—	2,901,735
Interest Rate Futures Contracts**	14,211	—	—	14,211
Total Assets	$994,232	$3,672,790	$—	$4,667,022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$2,042,500	$—	$2,042,500

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$508,089	$–	$–	$–	$6,012	$514,101	20,730	$21,765
Guggenheim Ultra Short Duration Fund — Institutional Class	$458,015	$–	$–	$–	$7,905	$465,920	46,499	$18,008
	$966,104	$–	$–	$–	$13,917	$980,021		$39,773

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 37.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,687
Guggenheim Strategy Fund II1	822	20,379
Total Mutual Funds
(Cost $43,902)		45,066

	Face Amount
FEDERAL AGENCY NOTES†† - 15.9%
Fannie Mae
1.63% due 10/15/24	$19,000	18,975
Total Federal Agency Notes
(Cost $18,974)		18,975

FEDERAL AGENCY DISCOUNT NOTES†† - 13.4%
Freddie Mac
5.02% due 10/07/24[2]	16,000	15,987
Total Federal Agency Discount Notes
(Cost $15,987)		15,987

REPURCHASE AGREEMENTS††,3 - 33.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	22,055	22,055
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	18,216	18,216
Total Repurchase Agreements
(Cost $40,271)		40,271
Total Investments - 100.8%
(Cost $119,134)		$120,299
Other Assets & Liabilities, net - (0.8)%		(960)
Total Net Assets - 100.0%		$119,339

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.09% (SOFR + 0.25%)	At Maturity	12/19/24	18	$57,006	$(54)
BNP Paribas	S&P MidCap 400 Index	Receive	4.98% (Federal Funds Rate + 0.15%)	At Maturity	12/19/24	10	31,494	(334)
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.78% (Federal Funds Rate - 0.05%)	At Maturity	12/18/24	11	33,307	(352)
							$121,807	$(740)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$45,066	$—	$—	$45,066
Federal Agency Notes	—	18,975	—	18,975
Federal Agency Discount Notes	—	15,987	—	15,987
Repurchase Agreements	—	40,271	—	40,271
Total Assets	$45,066	$75,233	$—	$120,299

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$740	$—	$740

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:
Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,132	$–	$–	$–	$247	$20,379	822	$863
Guggenheim Ultra Short Duration Fund — Institutional Class	24,268	–	–	–	419	24,687	2,464	953
	$44,400	$–	$–	$–	$666	$45,066		$1,816

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 36.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,765	$188,022
Guggenheim Strategy Fund II1	7,386	183,174
Total Mutual Funds
(Cost $368,699)		371,196

	Face Amount
FEDERAL AGENCY NOTES†† - 19.5%
Freddie Mac
5.15% due 01/17/25	$100,000	100,020
Fannie Mae
1.63% due 10/15/24	100,000	99,869
Total Federal Agency Notes
(Cost $199,882)		199,889

FEDERAL AGENCY DISCOUNT NOTES†† - 9.7%
Federal Home Loan Bank
4.70% due 10/23/24[2]	100,000	99,713
Total Federal Agency Discount Notes
(Cost $99,713)		99,713

REPURCHASE AGREEMENTS††,3 - 32.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	182,339	182,339
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	150,603	150,603
Total Repurchase Agreements
(Cost $332,942)		332,942
Total Investments - 97.9%
(Cost $1,001,236)		$1,003,740
Other Assets & Liabilities, net - 2.1%		21,455
Total Net Assets - 100.0%		$1,025,195

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/19/24	16	$327,667	$(1,435)
Goldman Sachs International	NASDAQ-100 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	12/18/24	20	391,199	(1,722)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.19% (SOFR + 0.35%)	At Maturity	12/19/24	15	307,206	(1,769)

							$1,026,072	$(4,926)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$371,196	$—	$—	$371,196
Federal Agency Notes	—	199,889	—	199,889
Federal Agency Discount Notes	—	99,713	—	99,713
Repurchase Agreements	—	332,942	—	332,942
Total Assets	$371,196	$632,544	$—	$1,003,740

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,926	$—	$4,926

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$180,958	$—	$—	$—	$2,216	$183,174	7,386	$7,756
Guggenheim Ultra Short Duration Fund — Institutional Class	184,832	—	—	—	3,190	188,022	18,765	7,255
	$365,790	$—	$—	$—	$5,406	$371,196		$15,011

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 21.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$67,759
Guggenheim Strategy Fund II1	2,575	63,854
Total Mutual Funds
(Cost $128,417)		131,613

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.3%
Freddie Mac
5.02% due 10/07/24[2]	$100,000	99,916
Total Federal Agency Discount Notes
(Cost $99,916)		99,916

FEDERAL AGENCY NOTES†† - 16.3%
Fannie Mae
1.63% due 10/15/24	100,000	99,870
Total Federal Agency Notes
(Cost $99,864)		99,870

REPURCHASE AGREEMENTS††,3 - 49.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	165,357	165,357
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	136,577	136,577
Total Repurchase Agreements
(Cost $301,934)		301,934
Total Investments - 103.1%
(Cost $630,131)		$633,333
Other Assets & Liabilities, net - (3.1)%		(18,799)
Total Net Assets - 100.0%		$614,534

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.89% (SOFR + 0.05%)	At Maturity	12/19/24	44	$99,220	$(265)
Goldman Sachs International	Russell 2000 Index	Receive	4.68% (Federal Funds Rate - 0.15%)	At Maturity	12/18/24	62	137,358	(2,003)
BNP Paribas	Russell 2000 Index	Receive	4.98% (Federal Funds Rate + 0.15%)	At Maturity	12/19/24	174	388,759	(5,669)
							$625,337	$(7,937)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$131,613	$—	$—	$131,613
Federal Agency Discount Notes	—	99,916	—	99,916
Federal Agency Notes	—	99,870	—	99,870
Repurchase Agreements	—	301,934	—	301,934
Total Assets	$131,613	$501,720	$—	$633,333

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$7,937	$—	$7,937

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,081	$–	$–	$–	$773	$63,854	2,575	$2,704
Guggenheim Ultra Short Duration Fund — Institutional Class	66,609	–	–	–	1,150	67,759	6,762	2,614
	$129,690	$–	$–	$–	$1,923	$131,613		$5,318

Inverse S&P 500® Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 44.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	21,574	$216,168
Guggenheim Strategy Fund II1	8,649	214,485
Total Mutual Funds
(Cost $425,276)		430,653

	Face Amount
FEDERAL AGENCY NOTES†† - 35.4%
Fannie Mae
1.63% due 10/15/24	$150,000	149,804
Freddie Mac
5.15% due 01/17/25	100,000	100,020
Federal Farm Credit Bank
0.40% due 10/15/24	90,000	89,845
Total Federal Agency Notes
(Cost $339,662)		339,669

FEDERAL AGENCY DISCOUNT NOTES†† - 15.6%
Federal Home Loan Bank
4.60% due 10/02/24[2]	150,000	149,981
Total Federal Agency Discount Notes
(Cost $149,981)		149,981

REPURCHASE AGREEMENTS††,3 - 34.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	183,900	183,900
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	151,893	151,893
Total Repurchase Agreements
(Cost $335,793)		335,793
Total Investments - 130.7%
(Cost $1,250,712)		$1,256,096
Other Assets & Liabilities, net - (30.7)%		(295,214)
Total Net Assets - 100.0%		$960,882

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Dec 2024	$290,800	$(1,956)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	5.14% (SOFR + 0.30%)	At Maturity	12/19/24	18	$105,890	$(544)
Goldman Sachs International	S&P 500 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	12/18/24	36	205,938	(1,438)
BNP Paribas	S&P 500 Index	Receive	5.28% (Federal Funds Rate + 0.45%)	At Maturity	12/19/24	64	368,071	(2,569)

							$679,899	$(4,551)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$430,653	$—	$—	$430,653
Federal Agency Notes	—	339,669	—	339,669
Federal Agency Discount Notes	—	149,981	—	149,981
Repurchase Agreements	—	335,793	—	335,793
Total Assets	$430,653	$825,443	$—	$1,256,096

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,956	$—	$—	$1,956
Equity Index Swap Agreements**	—	4,551	—	4,551
Total Liabilities	$1,956	$4,551	$—	$6,507

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$211,890	$—	$—	$—	$2,595	$214,485	8,649	$9,082
Guggenheim Ultra Short Duration Fund — Institutional Class	212,500	—	—	—	3,668	216,168	21,574	8,341
	$424,390	$—	$—	$—	$6,263	$430,653		$17,423

Japan 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 28.2%
U.S. Treasury Bills
4.63% due 10/10/24[1,2]	$472,000	$471,452
Total U.S. Treasury Bills
(Cost $471,395)		471,452

FEDERAL AGENCY NOTES†† - 17.9%
Freddie Mac
5.15% due 01/17/25	100,000	100,020
Fannie Mae
1.63% due 10/15/24	100,000	99,869
Federal Farm Credit Bank
0.40% due 10/15/24	100,000	99,828
Total Federal Agency Notes
(Cost $299,707)		299,717

FEDERAL AGENCY DISCOUNT NOTES†† - 7.5%
Federal Home Loan Bank
4.60% due 10/01/24[2]	125,000	125,000
Total Federal Agency Discount Notes
(Cost $125,000)		125,000

REPURCHASE AGREEMENTS††,3 - 44.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	407,865	407,865
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	336,877	336,877
Total Repurchase Agreements
(Cost $744,742)		744,742
Total Investments - 98.1%
(Cost $1,640,844)		$1,640,911
Other Assets & Liabilities, net - 1.9%		32,575
Total Net Assets - 100.0%		$1,673,486

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	17	Dec 2024	$3,253,375	$249,819

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	37	Dec 2024	3,250,450	(26,688)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$471,452	$—	$471,452
Federal Agency Notes	—	299,717	—	299,717
Federal Agency Discount Notes	—	125,000	—	125,000
Repurchase Agreements	—	744,742	—	744,742
Equity Futures Contracts**	249,819	—	—	249,819
Total Assets	$249,819	$1,640,911	$—	$1,890,730

Japan 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$26,688	$—	$—	$26,688

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 20.8%
McDonald's Corp.	500	$152,255
Starbucks Corp.	1,064	103,729
Chipotle Mexican Grill, Inc. — Class A*	1,570	90,463
Yum! Brands, Inc.	462	64,546
Yum China Holdings, Inc.	1,015	45,695
Darden Restaurants, Inc.	275	45,136
Domino's Pizza, Inc.	94	40,433
Restaurant Brands International, Inc.	542	39,089
Texas Roadhouse, Inc. — Class A	203	35,850
Cava Group, Inc.*	245	30,343
Wingstop, Inc.	62	25,797
Dutch Bros, Inc. — Class A*	655	20,980
Shake Shack, Inc. — Class A*	202	20,849
Sweetgreen, Inc. — Class A*	553	19,604
Brinker International, Inc.*	249	19,056
Wendy's Co.	1,015	17,783
Cheesecake Factory, Inc.	357	14,476
Papa John's International, Inc.	260	14,006
Bloomin' Brands, Inc.	721	11,918
Cracker Barrel Old Country Store, Inc.	245	11,111
Dave & Buster's Entertainment, Inc.*	318	10,828
Jack in the Box, Inc.	198	9,215
Total Retail		843,162
Internet - 17.9%
Netflix, Inc.*	248	175,899
Booking Holdings, Inc.	23	96,879
Airbnb, Inc. — Class A*	702	89,020
DoorDash, Inc. — Class A*	518	73,934
Spotify Technology S.A.*	149	54,911
Bilibili, Inc. ADR*	2,289	53,517
Trip.com Group Ltd. ADR*	872	51,823
Sea Ltd. ADR*	538	50,723
Expedia Group, Inc.*	311	46,034
Roku, Inc.*	432	32,253
Total Internet		724,993
Media - 15.1%
Walt Disney Co.	1,433	137,840
Comcast Corp. — Class A	3,154	131,742
Charter Communications, Inc. — Class A*	171	55,418
Fox Corp. — Class A	1,078	45,632
Warner Bros Discovery, Inc.*	5,099	42,067
News Corp. — Class A	1,500	39,945
Liberty Broadband Corp. — Class C*	465	35,940
New York Times Co. — Class A	543	30,229
Paramount Global — Class B1	2,430	25,807
Endeavor Group Holdings, Inc. — Class A1	895	25,561
Nexstar Media Group, Inc. — Class A	138	22,818
Sirius XM Holdings, Inc.	851	20,119
Total Media		613,118
Entertainment - 10.8%
DraftKings, Inc. — Class A*	1,130	44,296
Live Nation Entertainment, Inc.*	403	44,124
TKO Group Holdings, Inc.*	356	44,041
Warner Music Group Corp. — Class A	1,293	40,471
Flutter Entertainment plc*	166	39,389
Caesars Entertainment, Inc.*	773	32,265
Churchill Downs, Inc.	217	29,341
Light & Wonder, Inc. — Class A*	281	25,495
Vail Resorts, Inc.	141	24,575
Red Rock Resorts, Inc. — Class A	407	22,157
Cinemark Holdings, Inc.*	616	17,149
Penn Entertainment, Inc.*	907	17,106
International Game Technology plc	733	15,613
Marriott Vacations Worldwide Corp.	212	15,578
United Parks & Resorts, Inc.*	245	12,397
AMC Entertainment Holdings, Inc. — Class A*	2,715	12,353
Total Entertainment		436,350
Lodging - 9.2%
Marriott International, Inc. — Class A	311	77,315
Hilton Worldwide Holdings, Inc.	334	76,987
Las Vegas Sands Corp.	959	48,276
Hyatt Hotels Corp. — Class A	259	39,420
Wynn Resorts Ltd.	354	33,941
MGM Resorts International*	788	30,803
Wyndham Hotels & Resorts, Inc.	315	24,614
Boyd Gaming Corp.	329	21,270
Choice Hotels International, Inc.[1]	149	19,415
Total Lodging		372,041
Leisure Time - 7.4%
Royal Caribbean Cruises Ltd.	363	64,382
Carnival Corp.*	2,479	45,812
Planet Fitness, Inc. — Class A*	434	35,249
Norwegian Cruise Line Holdings Ltd.*	1,506	30,888
Brunswick Corp.	297	24,895
Harley-Davidson, Inc.	583	22,463
Polaris, Inc.	260	21,642
YETI Holdings, Inc.*	476	19,530
Peloton Interactive, Inc. — Class A*	2,989	13,989
Topgolf Callaway Brands Corp.*	1,249	13,714
Sabre Corp.*	2,445	8,973
Total Leisure Time		301,537
Agriculture - 6.5%
Philip Morris International, Inc.	1,138	138,153
Altria Group, Inc.	1,822	92,995
British American Tobacco plc ADR	900	32,922
Total Agriculture		264,070
Software - 5.1%
Electronic Arts, Inc.	426	61,105

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Software - 5.1% (continued)
Take-Two Interactive Software, Inc.*	332	$51,032
ROBLOX Corp. — Class A*	1,120	49,571
NetEase, Inc. ADR	495	46,288
Total Software		207,996
Beverages - 4.6%
Constellation Brands, Inc. — Class A	255	65,711
Brown-Forman Corp. — Class B	995	48,954
Anheuser-Busch InBev S.A. ADR	530	35,133
Molson Coors Beverage Co. — Class B	592	34,052
Total Beverages		183,850
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	440	31,821
Mattel, Inc.*	1,350	25,717
Total Toys, Games & Hobbies		57,538
Food Service - 0.8%
Aramark	832	32,223
Total Common Stocks
(Cost $1,892,112)		4,036,878

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$16,090	16,090
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	13,289	13,289
Total Repurchase Agreements
(Cost $29,379)		29,379

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	46,605	46,605
Total Securities Lending Collateral
(Cost $46,605)		46,605
Total Investments - 101.4%
(Cost $1,968,096)		$4,112,862
Other Assets & Liabilities, net - (1.4)%		(57,271)
Total Net Assets - 100.0%		$4,055,591

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,036,878	$—	$—	$4,036,878
Repurchase Agreements	—	29,379	—	29,379
Securities Lending Collateral	46,605	—	—	46,605
Total Assets	$4,083,483	$29,379	$—	$4,112,862

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 80.2%
Industrial - 18.7%
Carlisle Companies, Inc.	54	$24,287
EMCOR Group, Inc.	55	23,679
Lennox International, Inc.	38	22,963
Owens Corning	103	18,182
Graco, Inc.	199	17,414
Comfort Systems USA, Inc.	42	16,395
AECOM	158	16,317
Coherent Corp.*	181	16,093
Tetra Tech, Inc.	316	14,902
Curtiss-Wright Corp.	45	14,791
XPO, Inc.*	137	14,729
Clean Harbors, Inc.*	60	14,503
ITT, Inc.	96	14,353
TopBuild Corp.*	35	14,238
nVent Electric plc	196	13,771
Saia, Inc.*	31	13,555
Crown Holdings, Inc.	141	13,519
Regal Rexnord Corp.	79	13,105
Fortune Brands Innovations, Inc.	146	13,071
Advanced Drainage Systems, Inc.	83	13,044
Lincoln Electric Holdings, Inc.	67	12,865
AptarGroup, Inc.	78	12,495
Woodward, Inc.	70	12,006
BWX Technologies, Inc.	108	11,740
Eagle Materials, Inc.	40	11,506
CNH Industrial N.V.	1,036	11,499
Universal Display Corp.	52	10,915
TD SYNNEX Corp.	90	10,807
Toro Co.	123	10,668
Graphic Packaging Holding Co.	354	10,475
Donaldson Company, Inc.	142	10,465
Knight-Swift Transportation Holdings, Inc.	191	10,304
RBC Bearings, Inc.*	34	10,179
Fabrinet*	43	10,167
Applied Industrial Technologies, Inc.	45	10,041
Acuity Brands, Inc.	36	9,914
Fluor Corp.*	202	9,637
Simpson Manufacturing Company, Inc.	50	9,564
UFP Industries, Inc.	72	9,447
Berry Global Group, Inc.	135	9,177
Crane Co.	57	9,022
MasTec, Inc.*	73	8,986
Middleby Corp.*	63	8,765
Trex Company, Inc.*	128	8,522
AAON, Inc.	79	8,519
Kirby Corp.*	68	8,325
Arrow Electronics, Inc.*	62	8,235
Cognex Corp.	202	8,181
MSA Safety, Inc.	46	8,158
Flowserve Corp.	155	8,012
Louisiana-Pacific Corp.	74	7,952
Landstar System, Inc.	42	7,933
Oshkosh Corp.	77	7,716
Littelfuse, Inc.	29	7,692
Novanta, Inc.*	42	7,515
Ryder System, Inc.	51	7,436
AGCO Corp.	73	7,144
Esab Corp.	67	7,123
Valmont Industries, Inc.	24	6,959
Exponent, Inc.	60	6,917
Stericycle, Inc.*	110	6,710
Watts Water Technologies, Inc. — Class A	32	6,630
MDU Resources Group, Inc.	241	6,606
Sensata Technologies Holding plc	178	6,383
Sonoco Products Co.	116	6,337
NEXTracker, Inc. — Class A*	169	6,334
Timken Co.	75	6,322
Chart Industries, Inc.*	50	6,207
Vontier Corp.	181	6,107
Knife River Corp.*	67	5,989
Hexcel Corp.	96	5,936
Avnet, Inc.	104	5,648
Belden, Inc.	48	5,622
GATX Corp.	42	5,563
Silgan Holdings, Inc.	96	5,040
EnerSys	47	4,796
Terex Corp.	79	4,180
Vishay Intertechnology, Inc.	134	2,534
Greif, Inc. — Class A	30	1,880
Total Industrial		800,718
Financial - 18.6%
Fidelity National Financial, Inc.	307	19,052
Interactive Brokers Group, Inc. — Class A	128	17,838
Reinsurance Group of America, Inc. — Class A	78	16,994
RenaissanceRe Holdings Ltd.	62	16,889
Gaming and Leisure Properties, Inc. REIT	324	16,670
WP Carey, Inc. REIT	258	16,073
Equitable Holdings, Inc.	377	15,845
Equity LifeStyle Properties, Inc. REIT	220	15,695
Jones Lang LaSalle, Inc.*	56	15,109
CubeSmart REIT	266	14,319
American Homes 4 Rent — Class A REIT	371	14,243
Lamar Advertising Co. — Class A REIT	104	13,894
East West Bancorp, Inc.	164	13,569
Rexford Industrial Realty, Inc. REIT	259	13,030
Omega Healthcare Investors, Inc. REIT	304	12,373
Kinsale Capital Group, Inc.	26	12,105
Unum Group	202	12,007
Annaly Capital Management, Inc. REIT	591	11,861
Jefferies Financial Group, Inc.	192	11,818
Ally Financial, Inc.	324	11,531
American Financial Group, Inc.	85	11,441
Stifel Financial Corp.	121	11,362
Western Alliance Bancorporation	129	11,157
Carlyle Group, Inc.	248	10,679

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 80.2% (continued)
Financial - 18.6% (continued)
EastGroup Properties, Inc. REIT	57	$10,649
Evercore, Inc. — Class A	42	10,640
Primerica, Inc.	40	10,606
NNN REIT, Inc.	217	10,522
Houlihan Lokey, Inc.	63	9,955
Old Republic International Corp.	281	9,953
Brixmor Property Group, Inc. REIT	356	9,918
First Horizon Corp.	632	9,815
Webster Financial Corp.	202	9,415
Voya Financial, Inc.	116	9,190
Agree Realty Corp. REIT	118	8,889
Pinnacle Financial Partners, Inc.	90	8,817
SouthState Corp.	90	8,746
First Industrial Realty Trust, Inc. REIT	156	8,733
Cullen/Frost Bankers, Inc.	76	8,501
Wintrust Financial Corp.	78	8,465
STAG Industrial, Inc. REIT	215	8,404
Zions Bancorp North America	174	8,216
Commerce Bancshares, Inc.	138	8,197
SEI Investments Co.	117	8,095
Hamilton Lane, Inc. — Class A	48	8,083
Prosperity Bancshares, Inc.	112	8,072
Essent Group Ltd.	125	8,036
Ryan Specialty Holdings, Inc.	121	8,033
First American Financial Corp.	121	7,987
MGIC Investment Corp.	306	7,834
Healthcare Realty Trust, Inc. REIT	428	7,768
Vornado Realty Trust REIT	196	7,722
Starwood Property Trust, Inc. REIT	375	7,643
RLI Corp.	49	7,594
Synovus Financial Corp.	170	7,560
Old National Bancorp	376	7,016
Kite Realty Group Trust REIT	259	6,879
Cadence Bank	215	6,848
Selective Insurance Group, Inc.	72	6,718
Columbia Banking System, Inc.	247	6,449
Affiliated Managers Group, Inc.	35	6,223
Hanover Insurance Group, Inc.	42	6,221
Glacier Bancorp, Inc.	134	6,124
FNB Corp.	424	5,983
Home BancShares, Inc.	219	5,933
United Bankshares, Inc.	159	5,899
SLM Corp.	257	5,878
Janus Henderson Group plc	150	5,710
First Financial Bankshares, Inc.	152	5,626
UMB Financial Corp.	52	5,466
Independence Realty Trust, Inc. REIT	265	5,433
Bank OZK	125	5,374
Cousins Properties, Inc. REIT	180	5,306
Hancock Whitney Corp.	102	5,219
Sabra Health Care REIT, Inc.	276	5,136
Rayonier, Inc. REIT	158	5,085
Kilroy Realty Corp. REIT	125	4,838
Western Union Co.	399	4,760
Valley National Bancorp	505	4,575
CNO Financial Group, Inc.	125	4,387
EPR Properties REIT	89	4,365
Kemper Corp.	71	4,349
COPT Defense Properties REIT	133	4,034
New York Community Bancorp, Inc.	352	3,953
National Storage Affiliates Trust REIT	82	3,952
Texas Capital Bancshares, Inc.*	55	3,930
PotlatchDeltic Corp. REIT	85	3,829
Associated Banc-Corp.	175	3,770
International Bancshares Corp.	63	3,767
Park Hotels & Resorts, Inc. REIT	247	3,483
Federated Hermes, Inc. — Class B	93	3,420
Brighthouse Financial, Inc.*	72	3,242
Total Financial		796,792
Consumer, Non-cyclical - 13.4%
Illumina, Inc.*	188	24,517
Avantor, Inc.*	802	20,748
United Therapeutics Corp.*	53	18,993
Tenet Healthcare Corp.*	113	18,781
US Foods Holding Corp.*	289	17,774
RB Global, Inc.	217	17,466
BioMarin Pharmaceutical, Inc.*	225	15,815
Performance Food Group Co.*	184	14,420
Sarepta Therapeutics, Inc.*	113	14,113
Neurocrine Biosciences, Inc.*	119	13,711
Service Corporation International	172	13,576
Sprouts Farmers Market, Inc.*	118	13,028
Encompass Health Corp.	119	11,500
Chemed Corp.	18	10,817
Ingredion, Inc.	77	10,582
H&R Block, Inc.	165	10,486
Morningstar, Inc.	32	10,212
WEX, Inc.*	48	10,067
Medpace Holdings, Inc.*	30	10,014
Ensign Group, Inc.	67	9,636
FTI Consulting, Inc.*	42	9,558
Globus Medical, Inc. — Class A*	133	9,515
BellRing Brands, Inc.*	153	9,290
Coca-Cola Consolidated, Inc.	7	9,215
Repligen Corp.*	61	9,078
Lantheus Holdings, Inc.*	82	8,999
Bruker Corp.	130	8,978
Penumbra, Inc.*	46	8,938
Exelixis, Inc.*	337	8,745
Halozyme Therapeutics, Inc.*	149	8,529
HealthEquity, Inc.*	103	8,430
Paylocity Holding Corp.*	51	8,413
Jazz Pharmaceuticals plc*	73	8,133
Bio-Rad Laboratories, Inc. — Class A*	23	7,695
GXO Logistics, Inc.*	141	7,342
Cytokinetics, Inc.*	139	7,339
elf Beauty, Inc.*	67	7,305
Darling Ingredients, Inc.*	188	6,986
Acadia Healthcare Company, Inc.*	110	6,975
Masimo Corp.*	52	6,933

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 80.2% (continued)
Consumer, Non-cyclical - 13.4% (continued)
Post Holdings, Inc.*	56	$6,482
Dentsply Sirona, Inc.	239	6,467
Valvoline, Inc.*	152	6,361
Option Care Health, Inc.*	202	6,323
Brink's Co.	52	6,013
Roivant Sciences Ltd.*	515	5,943
Celsius Holdings, Inc.*	184	5,770
Flowers Foods, Inc.	231	5,329
Euronet Worldwide, Inc.*	50	4,962
Grand Canyon Education, Inc.*	34	4,823
Haemonetics Corp.*	60	4,823
Perrigo Company plc	161	4,223
ManpowerGroup, Inc.	56	4,117
Lancaster Colony Corp.	23	4,061
Coty, Inc. — Class A*	430	4,038
Envista Holdings Corp.*	203	4,011
Neogen Corp.*	233	3,917
Amedisys, Inc.*	39	3,764
Insperity, Inc.	42	3,696
LivaNova plc*	64	3,363
Graham Holdings Co. — Class B	4	3,287
Sotera Health Co.*	180	3,006
Boston Beer Company, Inc. — Class A*	10	2,891
Arrowhead Pharmaceuticals, Inc.*	147	2,847
Enovis Corp.*	66	2,841
Azenta, Inc.*	58	2,810
R1 RCM, Inc.*	184	2,607
Pilgrim's Pride Corp.*	48	2,211
Avis Budget Group, Inc.	20	1,752
Total Consumer, Non-cyclical		575,390
Consumer, Cyclical - 12.6%
Williams-Sonoma, Inc.	152	23,548
Watsco, Inc.	41	20,167
Burlington Stores, Inc.*	74	19,498
Toll Brothers, Inc.	121	18,693
Casey's General Stores, Inc.	44	16,531
Floor & Decor Holdings, Inc. — Class A*	126	15,645
Wingstop, Inc.	35	14,563
Dick's Sporting Goods, Inc.	68	14,192
Texas Roadhouse, Inc. — Class A	79	13,951
BJ's Wholesale Club Holdings, Inc.*	157	12,949
Aramark	311	12,045
Churchill Downs, Inc.	87	11,763
Tempur Sealy International, Inc.	205	11,193
Murphy USA, Inc.	22	10,843
GameStop Corp. — Class A*	458	10,502
Skechers USA, Inc. — Class A*	156	10,440
Lithia Motors, Inc. — Class A	32	10,164
Crocs, Inc.*	70	10,137
Core & Main, Inc. — Class A*	228	10,123
TKO Group Holdings, Inc.*	78	9,649
Light & Wonder, Inc. — Class A*	105	9,527
WESCO International, Inc.	53	8,903
American Airlines Group, Inc.*	775	8,711
Taylor Morrison Home Corp. — Class A*	123	8,642
Abercrombie & Fitch Co. — Class A*	60	8,394
Planet Fitness, Inc. — Class A*	100	8,122
Gentex Corp.	272	8,076
Hyatt Hotels Corp. — Class A	53	8,067
Autoliv, Inc.	86	8,030
Vail Resorts, Inc.	44	7,669
Mattel, Inc.*	401	7,639
KB Home	85	7,284
Wyndham Hotels & Resorts, Inc.	93	7,267
Lear Corp.	66	7,204
Ollie's Bargain Outlet Holdings, Inc.*	72	6,998
Whirlpool Corp.	65	6,955
Thor Industries, Inc.	63	6,923
PVH Corp.	66	6,655
Brunswick Corp.	78	6,538
RH*	18	6,020
Capri Holdings Ltd.*	139	5,899
Gap, Inc.	261	5,755
Five Below, Inc.*	65	5,743
AutoNation, Inc.*	31	5,547
Harley-Davidson, Inc.	140	5,394
Dolby Laboratories, Inc. — Class A	70	5,357
FirstCash Holdings, Inc.	46	5,281
Boyd Gaming Corp.	81	5,237
Warner Music Group Corp. — Class A	167	5,227
Polaris, Inc.	62	5,161
Macy's, Inc.	326	5,115
MSC Industrial Direct Company, Inc. — Class A	53	4,561
Scotts Miracle-Gro Co. — Class A	50	4,335
YETI Holdings, Inc.*	100	4,103
Travel + Leisure Co.	82	3,778
Penske Automotive Group, Inc.	22	3,573
Wendy's Co.	201	3,522
Choice Hotels International, Inc.[1]	27	3,518
Columbia Sportswear Co.	39	3,244
Visteon Corp.*	33	3,143
Goodyear Tire & Rubber Co.*	336	2,973
Carter's, Inc.	43	2,794
Marriott Vacations Worldwide Corp.	38	2,792
Hilton Grand Vacations, Inc.*	75	2,724
Nordstrom, Inc.	114	2,564
Under Armour, Inc. — Class A*	223	1,987
Under Armour, Inc. — Class C*	153	1,279
Total Consumer, Cyclical		540,826
Technology - 6.6%
Manhattan Associates, Inc.*	72	20,259
Dynatrace, Inc.*	352	18,822
Pure Storage, Inc. — Class A*	365	18,338
CACI International, Inc. — Class A*	26	13,119
Duolingo, Inc.*	44	12,409
Onto Innovation, Inc.*	58	12,039
KBR, Inc.	157	10,225

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 80.2% (continued)
Technology - 6.6% (continued)
Lattice Semiconductor Corp.*	163	$8,651
MKS Instruments, Inc.	79	8,588
Science Applications International Corp.	60	8,356
CommVault Systems, Inc.*	52	8,000
Cirrus Logic, Inc.*	63	7,825
Genpact Ltd.	193	7,568
MACOM Technology Solutions Holdings, Inc.*	68	7,566
Aspen Technology, Inc.*	31	7,403
ExlService Holdings, Inc.*	190	7,248
Dropbox, Inc. — Class A*	280	7,120
Altair Engineering, Inc. — Class A*	70	6,686
Maximus, Inc.	71	6,614
Doximity, Inc. — Class A*	148	6,448
Appfolio, Inc. — Class A*	27	6,356
Kyndryl Holdings, Inc.*	273	6,274
Parsons Corp.*	55	5,702
Qualys, Inc.*	43	5,524
Rambus, Inc.*	127	5,362
Lumentum Holdings, Inc.*	80	5,070
ASGN, Inc.*	53	4,941
Silicon Laboratories, Inc.*	38	4,392
Power Integrations, Inc.	67	4,296
Allegro MicroSystems, Inc.*	183	4,264
Amkor Technology, Inc.	134	4,100
Blackbaud, Inc.*	47	3,980
Synaptics, Inc.*	47	3,646
ZoomInfo Technologies, Inc. — Class A*	341	3,519
Teradata Corp.*	113	3,429
Crane NXT Co.	58	3,254
Concentrix Corp.	56	2,870
IPG Photonics Corp.*	32	2,378
Total Technology		282,641
Energy - 4.0%
Texas Pacific Land Corp.	22	19,464
Ovintiv, Inc.	312	11,953
Chesapeake Energy Corp.[1]	132	10,857
Permian Resources Corp.	749	10,194
Antero Resources Corp.*	345	9,884
Chord Energy Corp.	73	9,507
Southwestern Energy Co.*	1,302	9,257
DT Midstream, Inc.	115	9,046
Range Resources Corp.	286	8,797
HF Sinclair Corp.	191	8,513
NOV, Inc.	465	7,426
Weatherford International plc	86	7,303
ChampionX Corp.	225	6,784
Matador Resources Co.	137	6,771
Antero Midstream Corp.	398	5,990
CNX Resources Corp.*	178	5,797
Murphy Oil Corp.	167	5,635
Civitas Resources, Inc.	107	5,422
Viper Energy, Inc.	120	5,413
Valaris Ltd.*	79	4,404
PBF Energy, Inc. — Class A	118	3,652
Total Energy		172,069
Basic Materials - 3.2%
Reliance, Inc.	65	18,799
RPM International, Inc.	152	18,392
Alcoa Corp.	305	11,767
Royal Gold, Inc.	78	10,943
Axalta Coating Systems Ltd.*	259	9,373
United States Steel Corp.	264	9,327
Commercial Metals Co.	136	7,474
Cabot Corp.	65	7,265
Cleveland-Cliffs, Inc.*	552	7,049
Olin Corp.	139	6,669
Westlake Corp.	39	5,861
Avient Corp.	108	5,435
Ashland, Inc.	58	5,044
NewMarket Corp.	9	4,967
Arcadium Lithium plc*	1,269	3,617
Chemours Co.	176	3,577
Total Basic Materials		135,559
Utilities - 2.1%
Essential Utilities, Inc.	297	11,455
OGE Energy Corp.	237	9,722
National Fuel Gas Co.	108	6,546
IDACORP, Inc.	63	6,495
UGI Corp.	253	6,330
Portland General Electric Co.	122	5,844
New Jersey Resources Corp.	117	5,522
Southwest Gas Holdings, Inc.	71	5,237
Black Hills Corp.	82	5,012
ONE Gas, Inc.	67	4,986
Ormat Technologies, Inc.	63	4,847
TXNM Energy, Inc.	107	4,683
Spire, Inc.	68	4,576
ALLETE, Inc.	68	4,365
Northwestern Energy Group, Inc.	72	4,120
Total Utilities		89,740
Communications - 1.0%
New York Times Co. — Class A	193	10,744
Ciena Corp.*	170	10,470
Frontier Communications Parent, Inc.*	261	9,274
Nexstar Media Group, Inc. — Class A	36	5,953
Iridium Communications, Inc.	140	4,263
Total Communications		40,704
Total Common Stocks
(Cost $2,248,454)		3,434,439

MUTUAL FUNDS† - 5.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	159,971
Guggenheim Strategy Fund II2	3,259	80,811
Total Mutual Funds
(Cost $231,938)		240,782

Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
4.85% due 12/12/24[3,4]	$50,000	49,553

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.0% (continued)
4.63% due 10/10/24[4,5]	$35,000	$34,959
Total U.S. Treasury Bills
(Cost $84,470)		84,512

REPURCHASE AGREEMENTS††,6 - 11.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	273,158	273,158
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	225,616	225,616
Total Repurchase Agreements
(Cost $498,774)		498,774

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[8]	11,076	11,076
Total Securities Lending Collateral
(Cost $11,076)		11,076
Total Investments - 99.7%
(Cost $3,074,712)		$4,269,583
Other Assets & Liabilities, net - 0.3%		13,871
Total Net Assets - 100.0%		$4,283,454

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2024	$629,880	$16,578

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.08% (Federal Funds Rate + 0.25%)	At Maturity	12/18/24	408	$1,272,989	$12,992
BNP Paribas	S&P MidCap 400 Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	71	220,324	2,322
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.39% (SOFR + 0.55%)	At Maturity	12/19/24	281	878,647	846

							$2,371,960	$16,160

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,434,439	$—	$—	$3,434,439
Mutual Funds	240,782	—	—	240,782
U.S. Treasury Bills	—	84,512	—	84,512
Repurchase Agreements	—	498,774	—	498,774
Securities Lending Collateral	11,076	—	—	11,076
Equity Futures Contracts**	16,578	—	—	16,578
Equity Index Swap Agreements**	—	16,160	—	16,160
Total Assets	$3,702,875	$599,446	$—	$4,302,321

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$79,834	$–	$–	$–	$977	$80,811	3,259	$3,422
Guggenheim Ultra Short Duration Fund — Institutional Class	157,257	–	–	–	2,714	159,971	15,965	6,173
	$237,091	$–	$–	$–	$3,691	$240,782		$9,595

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 45.9%
Consumer, Non-cyclical - 12.7%
Amedisys, Inc.*,1	7,418	$715,911
Catalent, Inc.*,1	11,735	710,789
Axonics, Inc.*	6,811	474,046
Aaron's Company, Inc.	46,260	460,287
Surmodics, Inc.*	10,987	426,076
R1 RCM, Inc.*	27,873	394,961
Sterling Check Corp.*,1	20,795	347,692
PetIQ, Inc.*	10,471	322,193
Revance Therapeutics, Inc.*	57,356	297,677
Kellanova	2,755	222,356
Vector Group Ltd.	7,289	108,752
Exscientia plc ADR*,2	19,942	97,317
Total Consumer, Non-cyclical		4,578,057
Consumer, Cyclical - 7.5%
Capri Holdings Ltd.*,1	28,600	1,213,784
Chuy's Holdings, Inc.*	12,018	449,473
Vizio Holding Corp. – Class A*	39,715	443,617
Everi Holdings, Inc.*,1	26,649	350,168
Bally's Corp.*	15,390	265,477
Total Consumer, Cyclical		2,722,519
Energy - 5.1%
Hess Corp.[1]	4,023	546,323
Southwestern Energy Co.*	64,535	458,844
ChampionX Corp.	14,837	447,336
Marathon Oil Corp.	12,873	342,808
Total Energy		1,795,311
Communications - 5.0%
Juniper Networks, Inc.[1]	14,233	554,802
Infinera Corp.*,1	55,778	376,502
Endeavor Group Holdings, Inc. – Class A1,2	12,499	356,972
Perficient, Inc.*	4,260	321,545
Frontier Communications Parent, Inc.*	3,064	108,864
Squarespace, Inc. – Class A*	1,413	65,605
Total Communications		1,784,290
Financial - 4.9%
Heartland Financial USA, Inc.[1]	10,762	610,205
Discover Financial Services	2,595	364,053
Enstar Group Ltd.*	703	226,078
First Bancshares, Inc.	6,885	221,215
Premier Financial Corp.	9,006	211,461
Independent Bank Group, Inc.	2,604	150,147
Total Financial		1,783,159
Technology - 4.9%
HashiCorp, Inc. – Class A*,1	16,300	551,918
PowerSchool Holdings, Inc. – Class A*	13,172	300,453
Envestnet, Inc.*	4,664	292,060
Thoughtworks Holding, Inc.*	51,668	228,373
ANSYS, Inc.*,1	709	225,909
PlayAGS, Inc.*,1	16,147	183,914
Total Technology		1,782,627
Industrial - 2.4%
Stericycle, Inc.*	7,918	482,998
Spirit AeroSystems Holdings, Inc. – Class A*,1	10,192	331,342
Iteris, Inc.*	9,093	64,924
Total Industrial		879,264
Utilities - 2.0%
ALLETE, Inc.[1]	5,779	370,954
Atlantica Sustainable Infrastructure plc	16,454	361,659
Total Utilities		732,613
Basic Materials - 1.4%
Haynes International, Inc.[1]	8,864	527,763
Total Common Stocks
(Cost $16,619,499)		16,585,603

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	5,897	–
Johnson & Johnson*	1,553	–
Novartis AG*	4,974	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1,940)		–

MUTUAL FUNDS† - 18.9%
Guggenheim Strategy Fund III[3]	99,249	2,470,305
Guggenheim Variable Insurance Strategy Fund III[3]	86,555	2,152,624
Guggenheim Strategy Fund II3	67,185	1,666,184
Guggenheim Ultra Short Duration Fund – Institutional Class[3]	54,685	547,942
Total Mutual Funds
(Cost $6,865,317)		6,837,055

CLOSED-END FUNDS***,† - 6.9%
Virtus Total Return Fund, Inc.	10,978	68,064
BlackRock MuniHoldings California Quality Fund, Inc.	5,800	66,816
Western Asset Inflation-Linked Opportunities & Income Fund	7,528	66,548
Nuveen Dow 30sm Dynamic Overwrite Fund	4,431	65,800
BlackRock Enhanced Global Dividend Trust	5,834	65,691
BlackRock Municipal 2030 Target Term Trust	3,034	65,595
Allspring Global Dividend Opportunity Fund	12,886	64,559
Clough Global Equity Fund	9,301	64,541
Tri-Continental Corp.	1,902	62,842
General American Investors Company, Inc.	1,165	62,456
Gabelli Dividend & Income Trust	2,549	62,323
SRH Total Return Fund, Inc.	3,865	61,067
BlackRock Enhanced International Dividend Trust	10,267	59,549
Gabelli Healthcare & WellnessRx Trust	4,753	52,045
Mexico Fund, Inc.	3,442	51,940
Royce Micro-Capital Trust, Inc.	5,221	50,174
Ellsworth Growth and Income Fund Ltd.	5,107	45,912
abrdn Total Dynamic Dividend Fund	4,974	45,263

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
CLOSED-END FUNDS***,† - 6.9% (continued)
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	3,684	$44,687
abrdn Global Dynamic Dividend Fund	3,916	41,588
abrdn Japan Equity Fund, Inc.	6,364	39,775
abrdn Emerging Markets Equity Income Fund, Inc.	6,781	38,211
Bancroft Fund Ltd.	2,219	37,213
BlackRock MuniHoldings New York Quality Fund, Inc.	3,276	36,560
BNY Mellon Strategic Municipals, Inc.	4,355	28,351
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	2,471	27,576
Royce Small-Capital Trust, Inc.	1,634	25,654
New Germany Fund, Inc.	2,726	24,343
Swiss Helvetia Fund, Inc.	2,503	22,402
John Hancock Hedged Equity & Income Fund	1,895	20,788
abrdn Life Sciences Investors	1,276	19,242
Western Asset Inflation-Linked Income Fund	2,198	18,793
Voya Emerging Markets High Dividend Equity Fund	3,061	17,463
BlackRock MuniYield Michigan Quality Fund, Inc.	1,418	17,030
Sprott Focus Trust, Inc.	2,057	15,880
Templeton Emerging Markets Fund/United States	1,163	15,747
abrdn National Municipal Income Fund	1,258	14,052
MFS Municipal Income Trust	2,290	13,099
Gabelli Global Small and Mid Capital Value Trust	913	11,330
abrdn Healthcare Investors	579	10,781
Herzfeld Caribbean Basin Fund, Inc.	4,740	10,712
Nuveen Quality Municipal Income Fund	829	10,263
GAMCO Natural Resources Gold & Income Trust	1,650	9,686
European Equity Fund, Inc.	1,029	9,652
Franklin Universal Trust	1,163	8,792
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	863	8,121
John Hancock Tax-Advantaged Dividend Income Fund	347	8,057
Virtus Convertible & Income Fund II	2,578	8,018
Nuveen Real Asset Income and Growth Fund	585	7,997
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	917	7,960
Putnam Municipal Opportunities Trust	726	7,913
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	907	7,909
Virtus Convertible & Income Fund	2,249	7,871
Invesco Advantage Municipal Income Trust II	845	7,867
Invesco Quality Municipal Income Trust	753	7,861
Nuveen Municipal Credit Income Fund	600	7,860
BlackRock MuniYield Quality Fund III, Inc.	655	7,860
Western Asset Emerging Markets Debt Fund, Inc.	772	7,859
Eaton Vance Tax-Advantaged Global Dividend Income Fund	404	7,854
Nuveen AMT-Free Quality Municipal Income Fund	656	7,852
Nuveen AMT-Free Municipal Credit Income Fund	586	7,847
DWS Municipal Income Trust	787	7,846
Eaton Vance Municipal Bond Fund	728	7,833
Nuveen New Jersey Quality Municipal Income Fund	600	7,824
Nuveen New York Quality Municipal Income Fund	663	7,817
BlackRock California Municipal Income Trust	646	7,810
Eaton Vance Risk-Managed Diversified Equity Income Fund	848	7,810
Nuveen S&P 500 Buy-Write Income Fund	569	7,807
Invesco Municipal Opportunity Trust	760	7,805
Eaton Vance Tax-Advantaged Dividend Income Fund	316	7,802
Blackrock Science & Technology Trust	220	7,797
Invesco Municipal Trust	759	7,787
Nuveen NASDAQ 100 Dynamic Overwrite Fund	310	7,787
BlackRock Municipal Income Fund, Inc.	619	7,787
Nuveen Real Estate Income Fund	837	7,784
BlackRock MuniHoldings Fund, Inc.	615	7,780
Invesco Trust for Investment Grade Municipals	736	7,772
Invesco Value Municipal Income Trust	603	7,767
Nuveen New York AMT-Free Quality Municipal Income Fund	693	7,762
BlackRock MuniYield Fund, Inc.	679	7,761
BlackRock Enhanced Capital and Income Fund, Inc.	394	7,758
Nuveen California Quality Municipal Income Fund	652	7,752
BlackRock Enhanced Equity Dividend Trust	896	7,750
Western Asset Managed Municipals Fund, Inc.	714	7,740

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
CLOSED-END FUNDS***,† - 6.9% (continued)
Allspring Multi-Sector Income Fund	806	$7,721
BlackRock Health Sciences Trust	183	7,673
Franklin Limited Duration Income Trust[2]	1,150	7,671
BlackRock MuniYield New York Quality Fund, Inc.	698	7,524
Eaton Vance Tax-Managed Buy-Write Income Fund	512	7,388
BlackRock Municipal Income Trust	691	7,304
BlackRock Municipal Income Trust II	645	7,263
Eaton Vance National Municipal Opportunities Trust	392	7,036
BlackRock Municipal Income Quality Trust	568	6,839
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	256	6,794
Nuveen Pennsylvania Quality Municipal Income Fund	532	6,714
PIMCO New York Municipal Income Fund II	850	6,707
Invesco Dynamic Credit Opportunity Fund	608	6,666
BNY Mellon Municipal Income, Inc.	909	6,645
Nuveen Global High Income Fund	492	6,583
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,041	6,485
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	730	6,453
BlackRock MuniVest Fund, Inc.	845	6,422
BlackRock MuniVest Fund II, Inc.	555	6,321
BlackRock MuniHoldings Quality Fund II, Inc.	589	6,296
Nuveen S&P 500 Dynamic Overwrite Fund	375	6,293
Pioneer High Income Fund, Inc.	784	6,272
Royce Global Trust, Inc.	526	6,102
BlackRock New York Municipal Income Trust	554	6,094
Putnam Managed Municipal Income Trust	932	6,067
MFS Charter Income Trust	923	6,064
Flaherty & Crumrine Total Return Fund, Inc.	348	6,017
BlackRock MuniYield Quality Fund II, Inc.	543	5,875
Nuveen Arizona Quality Municipal Income Fund	495	5,851
Pioneer Diversified High Income Fund, Inc.	475	5,842
Nuveen Massachusetts Quality Municipal Income Fund	477	5,571
Pioneer Municipal High Income Advantage Fund, Inc.	626	5,534
Invesco Trust for Investment Grade New York Municipals	476	5,488
MFS Multimarket Income Trust	1,097	5,342
Eaton Vance New York Municipal Bond Fund	536	5,339
Pioneer Municipal High Income Fund Trust	556	5,338
Western Asset Intermediate Muni Fund, Inc.	648	5,314
Allspring Utilities and High Income Fund	473	5,279
Nuveen New York Municipal Value Fund	613	5,278
Principal Real Estate Income Fund	472	5,274
abrdn Australia Equity Fund, Inc.	1,102	5,190
BlackRock MuniYield Pennsylvania Quality Fund	409	5,112
Invesco Pennsylvania Value Municipal Income Trust	446	5,044
Nuveen Select Maturities Municipal Fund	537	4,973
MFS High Yield Municipal Trust	1,356	4,970
PIMCO New York Municipal Income Fund	598	4,963
MFS High Income Municipal Trust	1,229	4,922
Nuveen Missouri Quality Municipal Income Fund	437	4,823
MFS Investment Grade Municipal Trust	582	4,784
DTF Tax-Free Income 2028 Term Fund, Inc.	410	4,621
MFS Intermediate High Income Fund	2,562	4,560
Nuveen New York Select Tax-Free Income Portfolio	373	4,539
LMP Capital and Income Fund, Inc.	248	4,362
Duff & Phelps Utility and Infrastructure Fund, Inc.	369	4,332
Federated Hermes Premier Municipal Income Fund	347	4,310
abrdn Global Infrastructure Income Fund	213	4,304
Lazard Global Total Return and Income Fund, Inc.	237	4,299
Voya Infrastructure Industrials and Materials Fund	377	4,283
Voya Asia Pacific High Dividend Equity Income Fund	625	4,281
BNY Mellon High Yield Strategies Fund	1,585	4,264
Insight Select Income Fund	241	4,254
AllianceBernstein National Municipal Income Fund, Inc.	359	4,236
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	258	4,234

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
CLOSED-END FUNDS***,† - 6.9% (continued)
First Trust Specialty Finance and Financial Opportunities Fund	1,040	$4,233
Nuveen Municipal Value Fund, Inc.	465	4,194
Liberty All Star Growth Fund, Inc.	746	4,185
Eaton Vance California Municipal Bond Fund	433	4,178
Allspring Income Opportunities Fund	584	4,164
Eaton Vance Municipal Income Trust	379	4,158
Blackstone Strategic Credit Fund	336	4,140
abrdn Healthcare Opportunities Fund	187	4,129
Neuberger Berman Municipal Fund, Inc.	371	4,122
Adams Diversified Equity Fund, Inc.	191	4,118
Voya Global Advantage and Premium Opportunity Fund	431	4,094
Eaton Vance California Municipal Income Trust	375	4,076
PIMCO California Municipal Income Fund	398	3,964
Virtus Dividend Interest & Premium Strategy Fund	284	3,703
High Income Securities Fund	539	3,681
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	266	3,671
BlackRock Resources & Commodities Strategy Trust	381	3,658
Western Asset High Income Opportunity Fund, Inc.	901	3,649
Nuveen Floating Rate Income Fund	413	3,643
PGIM Global High Yield Fund, Inc.	285	3,642
Aberdeen Asia-Pacific Income Fund, Inc.*	209	3,637
Nuveen Multi-Asset Income Fund	275	3,636
ClearBridge Energy Midstream Opportunity Fund, Inc.	86	3,629
BlackRock Energy and Resources Trust	281	3,619
India Fund, Inc.	190	3,614
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	438	3,592
Highland Opportunities and Income Fund	577	3,537
Saba Capital Income & Opportunities Fund	466	3,537
Barings Global Short Duration High Yield Fund	232	3,522
Clough Global Opportunities Fund	611	3,330
PIMCO New York Municipal Income Fund III	486	3,062
Western Asset Global High Income Fund, Inc.	405	2,811
Nuveen Multi-Market Income Fund	423	2,690
Templeton Emerging Markets Income Fund	457	2,664
Saba Capital Income & Opportunities Fund II	300	2,553
Special Opportunities Fund, Inc.	172	2,393
Flaherty & Crumrine Preferred & Income Fund, Inc.	190	2,270
Nuveen Mortgage and Income Fund	100	1,843
BlackRock Virginia Municipal Bond Trust	139	1,594
RiverNorth Capital and Income Fund	102	1,570
Highland Global Allocation Fund	196	1,541
Clough Global Dividend and Income Fund	162	954
John Hancock Investors Trust	65	914
John Hancock Income Securities Trust	78	907
Tortoise Energy Independence Fund, Inc.	1	33
Nuveen Intermediate Duration Municipal Term Fund*	403	–
Total Closed-End Funds
(Cost $2,231,202)		2,477,952

	Face Amount
U.S. TREASURY BILLS†† - 15.0%
U.S. Treasury Bills
4.63% due 10/10/24[4,5]	$2,888,000	2,884,646
5.12% due 10/24/24[5]	2,540,000	2,532,337
Total U.S. Treasury Bills
(Cost $5,415,906)		5,416,983

REPURCHASE AGREEMENTS††,6 - 8.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	1,641,706	1,641,706
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	1,355,973	1,355,973
Total Repurchase Agreements
(Cost $2,997,679)		2,997,679

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[8]	155,907	155,907
Total Securities Lending Collateral
(Cost $155,907)		155,907
Total Investments - 95.4%
(Cost $34,287,450)		$34,471,179

Shares
COMMON STOCKS SOLD SHORT† - (11.5)%
Technology - (0.3)%
Synopsys, Inc.*	245	(124,066)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS SOLD SHORT† - (11.5)% (continued)
Communications - (0.4)%
Nokia Oyj ADR	29,869	$(130,528)
Industrial - (0.5)%
Boeing Co.*	1,260	(191,571)
Consumer, Non-cyclical - (0.6)%
Recursion Pharmaceuticals, Inc. – Class A*	15,413	(101,572)
First Advantage Corp.*	5,694	(113,026)
Total Consumer, Non-cyclical		(214,598)
Financial - (4.4)%
SouthState Corp.	1,562	(151,795)
WesBanco, Inc.	7,205	(214,565)
Renasant Corp.	6,885	(223,763)
Capital One Financial Corp.	2,645	(396,036)
UMB Financial Corp.	5,919	(622,146)
Total Financial		(1,608,305)
Energy - (5.3)%
Equities Corp.	1	(37)
ConocoPhillips	3,283	(345,634)
Schlumberger N.V.	10,905	(457,465)
Chesapeake Energy Corp.	5,595	(460,189)
Chevron Corp.	4,124	(607,341)
Total Energy		(1,870,666)
Total Common Stocks Sold Short
(Proceeds $4,085,478)		(4,139,734)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.5)%
iShares Mortgage Real Estate ETF	12	(285)
iShares MBS ETF	6	(575)
Financial Select Sector SPDR Fund	26	(1,178)
Technology Select Sector SPDR Fund	12	(2,709)
iShares JP Morgan USD Emerging Markets Bond ETF	41	(3,837)
VanEck Gold Miners ETF	106	(4,221)
Materials Select Sector SPDR Fund	53	(5,108)
iShares U.S. Real Estate ETF	56	(5,704)
SPDR Gold Shares – Class D*	29	(7,049)
SPDR S&P Biotech ETF	78	(7,706)
Utilities Select Sector SPDR Fund	115	(9,290)
iShares iBoxx $ Investment Grade Corporate Bond ETF	87	(9,829)
iShares MSCI All Country Asia ex Japan ETF	152	(11,924)
Invesco Senior Loan ETF	568	(11,934)
iShares Preferred & Income Securities ETF	379	(12,594)
iShares Floating Rate Bond ETF	286	(14,597)
iShares 7-10 Year Treasury Bond ETF	175	(17,171)
iShares Latin America 40 ETF	957	(24,796)
Schwab U.S. Aggregate Bond ETF	559	(26,564)
iShares Core High Dividend ETF	335	(39,403)
iShares iBoxx High Yield Corporate Bond ETF	641	(51,472)
iShares Russell 1000 Growth ETF	147	(55,181)
Health Care Select Sector SPDR Fund	375	(57,758)
iShares MSCI Emerging Markets ETF	1,293	(59,297)
VanEck High Yield Muni ETF	1,372	(72,812)
iShares TIPS Bond ETF	738	(81,527)
SPDR Bloomberg Convertible Securities ETF	1,297	(99,337)
iShares Russell 2000 Index ETF	588	(129,883)
SPDR S&P 500 ETF Trust	343	(196,800)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	7,807	(205,090)
iShares National Muni Bond ETF	2,007	(218,020)
iShares Russell 1000 Value ETF	1,266	(240,287)
SPDR Nuveen Bloomberg Municipal Bond ETF	7,085	(331,791)
iShares MSCI EAFE ETF	4,182	(349,741)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,303,486)		(2,365,470)
Total Securities Sold Short - (18.0)%
(Proceeds $6,388,964)		$(6,505,204)
Other Assets & Liabilities, net - 22.6%		8,172,972
Total Net Assets - 100.0%		$36,138,947

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	102	Jun 2025	$2,307,648	$267,133
Cotton #2 Futures Contracts	65	Dec 2024	2,390,050	120,715
Natural Gas Futures Contracts	32	Oct 2024	929,920	88,878
Gold 100 oz. Futures Contracts	1	Dec 2024	265,290	22,567
Cattle Feeder Futures Contracts	3	Nov 2024	367,538	16,479
Coffee 'C' Futures Contracts	11	May 2025	1,100,137	10,512
Cocoa Futures Contracts	1	Dec 2024	77,360	7,687
Low Sulphur Gas Oil Futures Contracts	3	Nov 2024	196,650	7,495

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
LME Zinc Futures Contracts	2	Nov 2024	$154,158	$7,364
WTI Crude Futures Contracts	4	Oct 2024	272,920	6,510
Brent Crude Futures Contracts	4	Oct 2024	287,080	6,393
Live Cattle Futures Contracts	4	Dec 2024	295,840	6,277
Copper Futures Contracts	1	Dec 2024	113,713	5,009
LME Primary Aluminum Futures Contracts	1	Nov 2024	65,035	(809)
Silver Futures Contracts	1	Dec 2024	157,150	(2,943)
Gasoline RBOB Futures Contracts	2	Oct 2024	162,372	(4,255)
Low Sulphur Gas Oil Futures Contracts	37	Dec 2024	2,411,475	(7,461)
Gasoline RBOB Futures Contracts	29	Nov 2024	2,320,290	(60,613)
			$13,874,626	$496,938

Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	52	Dec 2024	$3,304,340	$101,590
British Pound Futures Contracts	53	Dec 2024	4,428,813	90,878
Australian Dollar Futures Contracts	15	Dec 2024	1,038,075	15,073
Canadian Dollar Futures Contracts	5	Dec 2024	370,475	(73)
Japanese Yen Futures Contracts	38	Dec 2024	3,338,300	(25,849)
			$12,480,003	$181,619

Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	17	Dec 2024	$2,298,096	$43,358
Euro - Bund Futures Contracts	23	Dec 2024	3,455,507	30,784
Euro - OATS Futures Contracts	39	Dec 2024	5,513,164	25,442
Canadian Government 10 Year Bond Futures Contracts††	11	Dec 2024	1,013,825	3,226
Euro - 30 year Bond Futures Contracts	1	Dec 2024	151,821	1,368
U.S. Treasury Ultra Long Bond Futures Contracts	1	Dec 2024	133,281	114
U.S. Treasury Long Bond Futures Contracts	2	Dec 2024	248,750	81
U.S. Treasury 10 Year Note Futures Contracts	1	Dec 2024	114,375	(38)
			$12,928,819	$104,335

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	30	Nov 2024	$543,000	$11,840
SPI 200 Index Futures Contracts	3	Dec 2024	429,327	7,822
IBEX 35 Index Futures Contracts††	2	Oct 2024	264,207	6,651
S&P/TSX 60 IX Index Futures Contracts	1	Dec 2024	213,520	5,965
OMX Stockholm 30 Index Futures Contracts††	3	Oct 2024	77,952	2,124
Euro STOXX 50 Index Futures Contracts	1	Dec 2024	56,142	2,064
FTSE 100 Index Futures Contracts	2	Dec 2024	222,213	722
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2024	810,830	309
Dow Jones Industrial Average Index Mini Futures Contracts	5	Dec 2024	1,066,300	231
S&P 500 Index Mini Futures Contracts	3	Dec 2024	872,400	157
Russell 2000 Index Mini Futures Contracts	6	Dec 2024	674,940	123
CBOE Volatility Index Futures Contracts	96	Dec 2024	1,725,120	(5,422)
			$6,955,951	$32,586

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	30	Dec 2024	$3,948,097	$20,508
Australian Government 10 Year Bond Futures Contracts	57	Dec 2024	4,584,517	5,176
			$8,532,614	$25,684

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	61	Dec 2024	$9,085,950	$3,951

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	35	Jan 2025	$651,000	$(5,640)
CBOE Volatility Index Futures Contracts	59	Oct 2024	1,112,150	(12,280)
			$1,763,150	$(17,920)

Commodity Futures Contracts Sold Short†
Gasoline RBOB Futures Contracts	30	Dec 2024	$2,389,716	$54,860
Soybean Futures Contracts	11	Nov 2024	581,213	49,740
Low Sulphur Gas Oil Futures Contracts	39	Jan 2025	2,542,800	9,686
Soybean Oil Futures Contracts	15	Dec 2024	389,790	3,013
Lean Hogs Futures Contracts	3	Dec 2024	87,960	(729)
LME Lead Futures Contracts	3	Nov 2024	155,945	(4,847)
Coffee 'C' Futures Contracts	7	Dec 2024	714,263	(7,897)
NY Harbor ULSD Futures Contracts	5	Oct 2024	452,907	(10,807)
Corn Futures Contracts	28	Dec 2024	593,600	(13,207)
LME Nickel Futures Contracts	2	Nov 2024	208,986	(14,678)
Hard Red Winter Wheat Futures Contracts	18	Dec 2024	525,600	(16,944)
Soybean Meal Futures Contracts	15	Dec 2024	511,800	(17,934)
Wheat Futures Contracts	17	Dec 2024	495,975	(21,104)
Natural Gas Futures Contracts	12	Dec 2024	430,320	(27,871)
Natural Gas Futures Contracts	42	Nov 2024	1,397,340	(69,047)
Cotton #2 Futures Contracts	81	May 2025	3,097,035	(151,674)
Sugar #11 Futures Contracts	54	Feb 2025	1,362,614	(191,186)
			$15,937,864	$(430,626)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$5,931,348	$611,782

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	4,811,567	596,368

Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	4,811,561	581,596

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	5,931,348	579,543
						$21,485,824	$2,369,289
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	4.56% (Federal Funds Rate - 0.26%)	At Maturity	05/16/28	$2,625,338	$(84,727)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements Sold Short†† (continued)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.48% (Federal Funds Rate - 0.35%)	At Maturity	08/31/28	$2,625,344	$(90,569)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/16/28	5,951,630	(316,820)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	4.52% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	5,950,474	(615,942)
						$17,152,786	$(1,108,058)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Vornado Realty Trust	5,386	3.58%	$81,098
Kimco Realty Corp.	10,316	4.04%	64,182
Kilroy Realty Corp.	9,985	6.51%	54,816
VICI Properties, Inc.	9,907	5.56%	49,009
Kite Realty Group Trust	9,638	4.32%	43,576
Sabra Health Care REIT, Inc.	8,743	2.74%	41,752
Invitation Homes, Inc.	10,486	6.23%	37,964
CareTrust REIT, Inc.	3,526	1.83%	37,824
Digital Realty Trust, Inc.	721	1.97%	31,833
Alexandria Real Estate Equities, Inc.	2,093	4.19%	24,522
American Homes 4 Rent — Class A	4,866	3.15%	23,001
Ryman Hospitality Properties, Inc.	976	1.76%	22,460
InvenTrust Properties Corp.	4,466	2.14%	20,789
Tanger, Inc.	3,340	1.87%	19,048
EPR Properties	2,546	2.11%	14,889
SBA Communications Corp.	458	1.86%	13,082
National Storage Affiliates Trust	2,271	1.85%	10,884
WP Carey, Inc.	1,930	2.03%	10,742
NNN REIT, Inc.	3,409	2.79%	5,087
UDR, Inc.	3,730	2.85%	4,685
Apple Hospitality REIT, Inc.	14,475	3.62%	4,129
STAG Industrial, Inc.	5,548	3.66%	3,468
Extra Space Storage, Inc.	605	1.84%	2,724
Simon Property Group, Inc.	646	1.84%	1,586
Prologis, Inc.	1,735	3.69%	1,505
RLJ Lodging Trust	6,131	0.95%	745
American Tower Corp. — Class A	467	1.83%	677
Gaming and Leisure Properties, Inc.	3,209	2.78%	515
Healthcare Realty Trust, Inc.	11,949	3.66%	(72)
Alexander & Baldwin, Inc.	2,782	0.90%	(1,323)
Essex Property Trust, Inc.	1,117	5.56%	(2,931)
NETSTREIT Corp.	6,689	1.86%	(3,268)
Park Hotels & Resorts, Inc.	18,615	4.43%	(7,216)
Total Financial			611,782
Total MS Equity Market Neutral Long Custom Basket			$611,782

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Service Properties Trust	10,607	(0.81)%	38,702
Pebblebrook Hotel Trust	11,999	(2.67)%	15,729
Host Hotels & Resorts, Inc.	5,928	(1.75)%	3,293
LXP Industrial Trust	8,009	(1.35)%	2,005
Americold Realty Trust, Inc.	2,478	(1.18)%	598
Rexford Industrial Realty, Inc.	1,387	(1.17)%	548
Equity LifeStyle Properties, Inc.	1,518	(1.82)%	538
EastGroup Properties, Inc.	380	(1.19)%	341
Orion Office REIT, Inc.	0	0.00%	4
Cousins Properties, Inc.	3,652	(1.81)%	(21)
Independence Realty Trust, Inc.	1,568	(0.54)%	(105)
Getty Realty Corp.	2,439	(1.30)%	(704)
Global Net Lease, Inc.	7,047	(1.00)%	(1,151)
Sun Communities, Inc.	799	(1.81)%	(1,379)
Regency Centers Corp.	1,546	(1.88)%	(3,188)
JBG SMITH Properties	2,453	(0.72)%	(3,571)
CubeSmart	2,037	(1.84)%	(4,952)
Veris Residential, Inc.	3,326	(1.00)%	(7,548)
DiamondRock Hospitality Co.	13,587	(1.99)%	(7,559)
Public Storage	305	(1.87)%	(7,952)
Safehold, Inc.	2,745	(1.21)%	(10,496)
Four Corners Property Trust, Inc.	5,529	(2.72)%	(10,855)
Equinix, Inc.	136	(2.03)%	(14,596)
Crown Castle, Inc.	1,870	(3.73)%	(15,976)
Phillips Edison & Company, Inc.	4,672	(2.96)%	(16,439)
Sunstone Hotel Investors, Inc.	20,357	(3.53)%	(19,994)
Acadia Realty Trust	4,676	(1.85)%	(20,279)
Realty Income Corp.	3,540	(3.77)%	(26,125)
SL Green Realty Corp.	2,086	(2.44)%	(26,283)
Terreno Realty Corp.	3,209	(3.60)%	(27,391)
Federal Realty Investment Trust	1,897	(3.67)%	(31,675)
Omega Healthcare Investors, Inc.	3,999	(2.74)%	(34,422)
BXP, Inc.	4,245	(5.74)%	(35,689)
Agree Realty Corp.	3,388	(4.29)%	(36,473)
Mid-America Apartment Communities, Inc.	2,520	(6.74)%	(43,388)
Macerich Co.	12,403	(3.80)%	(44,101)
Douglas Emmett, Inc.	11,765	(3.47)%	(45,861)
Camden Property Trust	2,861	(5.94)%	(54,160)
National Health Investors, Inc.	3,349	(4.73)%	(105,565)
Total Financial			(596,144)
Exchange Traded Funds
Vanguard Real Estate ETF	2,040	(3.34)%	(19,798)
Total MS Equity Market Neutral Short Custom Basket			$(615,942)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
United Therapeutics Corp.	131	0.98%	$17,752
Innoviva, Inc.	2,494	1.00%	16,018
Gilead Sciences, Inc.	629	1.09%	12,160
Cal-Maine Foods, Inc.	677	1.04%	9,316
Ingredion, Inc.	363	1.03%	8,798
Perdoceo Education Corp.	1,191	0.55%	6,578
Catalyst Pharmaceuticals, Inc.	1,358	0.56%	6,376
Incyte Corp.	798	1.09%	6,193
Bristol-Myers Squibb Co.	779	0.84%	4,714
Merck & Company, Inc.	415	0.98%	4,479
Johnson & Johnson	296	1.00%	3,705
Medtronic plc	347	0.65%	3,183
Laureate Education, Inc. — Class A	1,148	0.40%	2,138
Alkermes plc	733	0.43%	1,924
Protagonist Therapeutics, Inc.	502	0.47%	1,609
Stride, Inc.	203	0.36%	881
Royalty Pharma plc — Class A	1,687	0.99%	637
Zimmer Biomet Holdings, Inc.	210	0.47%	514
Centene Corp.	138	0.22%	480
Jazz Pharmaceuticals plc	149	0.35%	444
ADT, Inc.	1,574	0.24%	185
Premier, Inc. — Class A	1,163	0.48%	90
Regeneron Pharmaceuticals, Inc.	42	0.92%	5
Hologic, Inc.	612	1.04%	(397)
Biogen, Inc.	59	0.24%	(416)
Alarm.com Holdings, Inc.	797	0.91%	(2,442)
USANA Health Sciences, Inc.	250	0.20%	(2,697)
Inmode Ltd.	1,202	0.42%	(3,138)
Neurocrine Biosciences, Inc.	170	0.41%	(3,379)
Total Consumer, Non-cyclical			95,710
Financial
MGIC Investment Corp.	1,940	1.03%	16,486
NMI Holdings, Inc. — Class A	1,109	0.95%	12,862
Essent Group Ltd.	770	1.03%	12,790
Enact Holdings, Inc.	1,387	1.05%	11,851
Fidelity National Financial, Inc.	834	1.08%	11,502
Synchrony Financial	796	0.83%	9,572
OFG Bancorp	1,105	1.03%	8,417
Hartford Financial Services Group, Inc.	429	1.05%	7,792
Preferred Bank/Los Angeles CA	538	0.90%	6,853
Enova International, Inc.	359	0.63%	5,962
International Bancshares Corp.	324	0.40%	4,964
Axis Capital Holdings Ltd.	576	0.95%	4,820
Janus Henderson Group plc	893	0.71%	4,535
American Express Co.	96	0.54%	3,760
RenaissanceRe Holdings Ltd.	79	0.45%	3,415
Reinsurance Group of America, Inc. — Class A	227	1.03%	2,776
Affiliated Managers Group, Inc.	228	0.84%	2,220
Arch Capital Group Ltd.	164	0.38%	2,136
Travelers Companies, Inc.	97	0.47%	2,056
Everest Group Ltd.	66	0.54%	1,556
Kilroy Realty Corp.	275	0.22%	933
Highwoods Properties, Inc.	510	0.36%	843
WP Carey, Inc.	160	0.21%	182
Raymond James Financial, Inc.	1	0.00%	19
Douglas Elliman, Inc.	1	0.00%	(2)
OneMain Holdings, Inc.	357	0.35%	(250)
Park Hotels & Resorts, Inc.	1,138	0.33%	(252)
American International Group, Inc.	532	0.81%	(261)
Total Financial			137,537
Industrial
Mueller Industries, Inc.	732	1.13%	26,940
Apogee Enterprises, Inc.	773	1.12%	16,624
Teekay Corp.	5,279	1.01%	16,160
Boise Cascade Co.	391	1.15%	14,809
Owens Corning	245	0.90%	14,073
UFP Industries, Inc.	427	1.16%	9,855
Teekay Tankers Ltd. — Class A	914	1.11%	9,723
Scorpio Tankers, Inc.	625	0.93%	9,177
International Seaways, Inc.	858	0.92%	7,088
Caterpillar, Inc.	79	0.64%	4,937
Snap-on, Inc.	179	1.08%	4,777
Acuity Brands, Inc.	201	1.15%	4,354
Ardmore Shipping Corp.	1,808	0.68%	3,954
Masterbrand, Inc.	1,074	0.41%	1,686
Donaldson Company, Inc.	506	0.78%	1,649
Mueller Water Products, Inc. — Class A	931	0.42%	1,598
Gates Industrial Corporation plc	1,275	0.47%	1,017
Benchmark Electronics, Inc.	255	0.23%	845
Gibraltar Industries, Inc.	216	0.31%	535
Textron, Inc.	221	0.41%	323
Griffon Corp.	235	0.34%	272
Avnet, Inc.	942	1.06%	98
Tennant Co.	392	0.78%	(493)
Vishay Intertechnology, Inc.	543	0.21%	(1,664)
Dorian LPG Ltd.	745	0.53%	(9,176)
Total Industrial			139,161
Utilities
OGE Energy Corp.	1,228	1.05%	9,105
Black Hills Corp.	818	1.04%	7,216
National Fuel Gas Co.	822	1.04%	7,060
Duke Energy Corp.	422	1.01%	5,677
Entergy Corp.	403	1.10%	3,789
Spire, Inc.	744	1.04%	1,452
Southwest Gas Holdings, Inc.	352	0.54%	1,149

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PPL Corp.	528	0.36%	$455
Avista Corp.	804	0.65%	(341)
Otter Tail Corp.	486	0.79%	(4,577)
Total Utilities			30,985
Consumer, Cyclical
Allison Transmission Holdings, Inc.	575	1.15%	24,099
M/I Homes, Inc.	128	0.46%	11,658
Monarch Casino & Resort, Inc.	648	1.07%	9,950
Toll Brothers, Inc.	186	0.60%	8,084
Lennar Corp. — Class A	107	0.42%	7,896
PC Connection, Inc.	429	0.67%	5,000
Buckle, Inc.	590	0.54%	3,548
Cummins, Inc.	73	0.49%	3,275
Patrick Industries, Inc.	105	0.31%	2,102
Columbia Sportswear Co.	485	0.84%	1,931
BorgWarner, Inc.	411	0.31%	1,668
Phinia, Inc.	652	0.62%	1,336
KB Home	146	0.26%	997
MRC Global, Inc.	931	0.25%	374
ScanSource, Inc.	535	0.53%	102
Sonos, Inc.	1,056	0.27%	17
Carter's, Inc.	202	0.27%	(576)
Core & Main, Inc. — Class A	289	0.27%	(1,484)
Gentex Corp.	643	0.40%	(2,415)
MasterCraft Boat Holdings, Inc.	907	0.34%	(2,707)
Visteon Corp.	325	0.64%	(2,716)
PACCAR, Inc.	532	1.09%	(2,958)
Autoliv, Inc.	273	0.53%	(3,980)
Lear Corp.	433	0.98%	(7,320)
Movado Group, Inc.	1,184	0.46%	(8,958)
Total Consumer, Cyclical			48,923
Basic Materials
Cabot Corp.	233	0.54%	5,170
CF Industries Holdings, Inc.	388	0.69%	3,579
Sylvamo Corp.	215	0.38%	2,107
NewMarket Corp.	40	0.46%	1,657
Minerals Technologies, Inc.	235	0.38%	1,188
Arcadium Lithium plc	2	0.00%	6
Total Basic Materials			13,707
Communications
InterDigital, Inc.	366	1.08%	21,930
IDT Corp. — Class B	1,185	0.94%	17,627
AT&T, Inc.	2,228	1.02%	16,785
T-Mobile US, Inc.	199	0.85%	11,963
Verizon Communications, Inc.	954	0.89%	10,712
eBay, Inc.	372	0.50%	9,707
F5, Inc.	209	0.96%	9,457
ePlus, Inc.	368	0.75%	5,901
Gen Digital, Inc.	910	0.52%	2,564
Expedia Group, Inc.	72	0.22%	897
HealthStream, Inc.	506	0.30%	328
Spok Holdings, Inc.	1,577	0.49%	130
Anterix, Inc.	523	0.41%	(605)
Yelp, Inc. — Class A	923	0.67%	(1,033)
Gogo, Inc.	2,338	0.35%	(3,413)
Total Communications			102,950
Technology
Cirrus Logic, Inc.	316	0.82%	9,667
Zoom Video Communications, Inc. — Class A	619	0.90%	3,912
Amdocs Ltd.	437	0.79%	3,761
NetApp, Inc.	180	0.46%	3,440
International Business Machines Corp.	92	0.42%	1,805
Adeia, Inc.	822	0.20%	1,161
TE Connectivity plc	209	0.66%	983
HP, Inc.	384	0.29%	513
IPG Photonics Corp.	411	0.63%	331
Qorvo, Inc.	98	0.21%	(461)
Skyworks Solutions, Inc.	322	0.66%	(1,780)
Photronics, Inc.	840	0.43%	(2,255)
QUALCOMM, Inc.	250	0.88%	(4,967)
Total Technology			16,110
Energy
DNOW, Inc.	972	0.26%	717
HF Sinclair Corp.	325	0.30%	(2,967)
Total Energy			(2,250)
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,249	0.84%	13,535
Total MS Long/Short Equity Long Custom Basket			$596,368

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Cyclical
VSE Corp.	436	(1.37)%	1,662
Walgreens Boots Alliance, Inc.	1,158	(0.40)%	(536)
Madison Square Garden Sports Corp. — Class A	113	(0.90)%	(2,017)
American Airlines Group, Inc.	4,459	(1.91)%	(2,869)
JetBlue Airways Corp.	4,075	(1.02)%	(3,441)
LGI Homes, Inc.	199	(0.90)%	(6,360)
Total Consumer, Cyclical			(13,561)
Industrial
Montrose Environmental Group, Inc.	389	(0.39)%	7,946
Boeing Co.	157	(0.91)%	7,212
XPO, Inc.	316	(1.29)%	5,028
Saia, Inc.	41	(0.68)%	4,768
Old Dominion Freight Line, Inc.	185	(1.40)%	3,154
Knight-Swift Transportation Holdings, Inc.	405	(0.83)%	1,214
Norfolk Southern Corp.	111	(1.05)%	409
Union Pacific Corp.	57	(0.54)%	(344)
Covenant Logistics Group, Inc. — Class A	354	(0.71)%	(419)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Casella Waste Systems, Inc. — Class A	220	(0.83)%	$(627)
Materion Corp.	129	(0.55)%	(698)
Forward Air Corp.	403	(0.54)%	(1,089)
Perma-Fix Environmental Services, Inc.	1,118	(0.52)%	(1,898)
United Parcel Service, Inc. — Class B	208	(1.08)%	(1,945)
J.B. Hunt Transport Services, Inc.	223	(1.46)%	(3,252)
CH Robinson Worldwide, Inc.	479	(2.01)%	(11,462)
Total Industrial			7,997
Technology
Dayforce, Inc.	862	(2.01)%	2,762
Take-Two Interactive Software, Inc.	211	(1.24)%	743
KBR, Inc.	592	(1.47)%	(995)
Appian Corp. — Class A	469	(0.61)%	(1,389)
Total Technology			1,121
Basic Materials
Compass Minerals International, Inc.	3,013	(1.38)%	13,675
Arcadium Lithium plc	2	0.00%	4
Novagold Resources, Inc.	7,326	(1.14)%	(130)
Ivanhoe Electric Incorporated / US	3,304	(1.06)%	(136)
Coeur Mining, Inc.	1,772	(0.46)%	(2,304)
Radius Recycling, Inc. — Class A	901	(0.64)%	(3,568)
MP Materials Corp.	2,525	(1.70)%	(6,623)
Hecla Mining Co.	4,445	(1.13)%	(8,967)
Total Basic Materials			(8,049)
Consumer, Non-cyclical
Avis Budget Group, Inc.	142	(0.47)%	4,542
Patterson Companies, Inc.	1,385	(1.15)%	2,065
NeoGenomics, Inc.	1,156	(0.65)%	512
Verisk Analytics, Inc. — Class A	98	(1.00)%	(537)
Amicus Therapeutics, Inc.	1,259	(0.51)%	(664)
Spectrum Brands Holdings, Inc.	156	(0.57)%	(1,147)
Booz Allen Hamilton Holding Corp.	225	(1.39)%	(1,922)
Equifax, Inc.	51	(0.57)%	(2,745)
GXO Logistics, Inc.	1,026	(2.03)%	(2,896)
TransUnion	200	(0.80)%	(5,837)
Total Consumer, Non-cyclical			(8,630)
Financial
New York Mortgage Trust, Inc.	7,132	(1.72)%	16,877
Americold Realty Trust, Inc.	1,691	(1.82)%	9,098
Cannae Holdings, Inc.	1,499	(1.09)%	3,941
TFS Financial Corp.	2,724	(1.33)%	2,087
PotlatchDeltic Corp.	910	(1.56)%	1,511
Triumph Financial, Inc.	300	(0.91)%	589
UDR, Inc.	361	(0.62)%	(372)
St. Joe Co.	851	(1.89)%	(812)
CoStar Group, Inc.	407	(1.17)%	(1,112)
Brighthouse Financial, Inc.	1,088	(1.87)%	(1,589)
Safehold, Inc.	1,243	(1.24)%	(1,685)
Capitol Federal Financial, Inc.	6,874	(1.53)%	(1,755)
Digital Realty Trust, Inc.	146	(0.90)%	(1,919)
Burford Capital Ltd.	2,974	(1.50)%	(2,180)
Equity LifeStyle Properties, Inc.	582	(1.58)%	(2,658)
Marcus & Millichap, Inc.	1,126	(1.70)%	(2,843)
Sun Communities, Inc.	310	(1.60)%	(3,028)
Apartment Investment and Management Co. — Class A	3,980	(1.37)%	(4,006)
Banc of California, Inc.	2,830	(1.59)%	(5,343)
Equinix, Inc.	59	(1.99)%	(5,824)
Veris Residential, Inc.	2,245	(1.53)%	(6,614)
Crown Castle, Inc.	366	(1.65)%	(7,572)
FTAI Infrastructure, Inc.	4,188	(1.49)%	(7,579)
SBA Communications Corp.	166	(1.52)%	(7,762)
State Street Corp.	572	(1.93)%	(8,137)
Redwood Trust, Inc.	6,580	(1.94)%	(9,069)
Iron Mountain, Inc.	425	(1.92)%	(13,335)
CBRE Group, Inc. — Class A	428	(2.04)%	(15,557)
Total Financial			(76,648)
Utilities
Middlesex Water Co.	382	(0.95)%	(1,255)
TXNM Energy, Inc.	724	(1.21)%	(4,425)
Eversource Energy	693	(1.80)%	(7,463)
Total Utilities			(13,143)
Energy
Valaris Ltd.	652	(1.38)%	11,934
Transocean Ltd.	11,089	(1.81)%	8,368
Core Laboratories, Inc.	2,412	(1.71)%	4,793
Expro Group Holdings N.V.	769	(0.50)%	843
Antero Resources Corp.	1,218	(1.33)%	(135)
Oceaneering International, Inc.	1,004	(0.95)%	(1,883)
Bristow Group, Inc.	909	(1.21)%	(1,937)
Total Energy			21,983
Communications
Sphere Entertainment Co.	249	(0.42)%	(142)
Uber Technologies, Inc.	162	(0.46)%	(1,497)
Total Communications			(1,639)
Total MS Long/Short Equity Short Custom Basket			$(90,569)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Vornado Realty Trust	5,386	3.58%	$79,527
Kimco Realty Corp.	10,316	4.04%	64,713
Kilroy Realty Corp.	9,985	6.51%	54,022
Kite Realty Group Trust	9,638	4.32%	52,820
VICI Properties, Inc.	9,907	5.56%	48,750
Sabra Health Care REIT, Inc.	8,743	2.74%	41,439
Invitation Homes, Inc.	10,486	6.23%	37,955
Digital Realty Trust, Inc.	721	1.97%	31,879
CareTrust REIT, Inc.	3,526	1.83%	23,502
American Homes 4 Rent — Class A	4,866	3.15%	23,015
Tanger, Inc.	3,340	1.87%	19,350
Alexandria Real Estate Equities, Inc.	2,093	4.19%	18,894
InvenTrust Properties Corp.	4,466	2.14%	16,749
EPR Properties	2,546	2.11%	15,057
SBA Communications Corp.	458	1.86%	12,048
National Storage Affiliates Trust	2,271	1.85%	10,789
WP Carey, Inc.	1,930	2.03%	10,346
Ryman Hospitality Properties, Inc.	976	1.76%	8,807
NNN REIT, Inc.	3,409	2.79%	4,831
UDR, Inc.	3,730	2.85%	4,361
Apple Hospitality REIT, Inc.	14,475	3.62%	4,337
STAG Industrial, Inc.	5,548	3.66%	3,948
Extra Space Storage, Inc.	605	1.84%	2,883
Simon Property Group, Inc.	646	1.84%	1,338
American Tower Corp. — Class A	467	1.83%	770
RLJ Lodging Trust	6,131	0.95%	683
Prologis, Inc.	1,735	3.69%	666
Gaming and Leisure Properties, Inc.	3,209	2.78%	646
Healthcare Realty Trust, Inc.	11,949	3.66%	(454)
Alexander & Baldwin, Inc.	2,782	0.90%	(1,334)
NETSTREIT Corp.	6,689	1.86%	(2,135)
Essex Property Trust, Inc.	1,117	5.56%	(3,201)
Park Hotels & Resorts, Inc.	18,615	4.43%	(7,458)
Total Financial			579,543
Total GS Equity Market Neutral Long Custom Basket			$579,543

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Douglas Emmett, Inc.	11,914	(3.52)%	74,112
Service Properties Trust	10,607	(0.81)%	25,807
Pebblebrook Hotel Trust	11,999	(2.67)%	13,337
Camden Property Trust	2,861	(5.94)%	6,017
JBG SMITH Properties	2,453	(0.72)%	5,427
Host Hotels & Resorts, Inc.	5,928	(1.75)%	3,369
LXP Industrial Trust	8,009	(1.35)%	2,158
Sunstone Hotel Investors, Inc.	20,357	(3.53)%	1,557
Rexford Industrial Realty, Inc.	1,387	(1.17)%	927
Equity LifeStyle Properties, Inc.	1,518	(1.82)%	551
Americold Realty Trust, Inc.	2,478	(1.18)%	482
EastGroup Properties, Inc.	380	(1.19)%	411
Cousins Properties, Inc.	3,652	(1.81)%	(78)
Independence Realty Trust, Inc.	1,568	(0.54)%	(140)
Getty Realty Corp.	2,439	(1.30)%	(720)
Global Net Lease, Inc.	7,047	(1.00)%	(1,280)
Sun Communities, Inc.	799	(1.81)%	(1,356)
Regency Centers Corp.	1,546	(1.88)%	(4,184)
CubeSmart	2,037	(1.84)%	(5,154)
DiamondRock Hospitality Co.	13,587	(1.99)%	(6,457)
Mid-America Apartment Communities, Inc.	2,520	(6.74)%	(7,229)
Veris Residential, Inc.	3,326	(1.00)%	(7,445)
Public Storage	305	(1.86)%	(8,436)
Safehold, Inc.	2,745	(1.21)%	(11,931)
Four Corners Property Trust, Inc.	5,529	(2.72)%	(11,964)
Equinix, Inc.	136	(2.03)%	(14,530)
Crown Castle, Inc.	1,870	(3.73)%	(15,099)
Phillips Edison & Company, Inc.	4,672	(2.96)%	(16,430)
Federal Realty Investment Trust	1,897	(3.66)%	(18,211)
Acadia Realty Trust	4,676	(1.84)%	(20,471)
Realty Income Corp.	3,540	(3.77)%	(24,062)
Terreno Realty Corp.	3,209	(3.60)%	(27,635)
SL Green Realty Corp.	2,065	(2.42)%	(31,115)
Macerich Co.	12,403	(3.80)%	(31,628)
BXP, Inc.	4,245	(5.75)%	(35,444)
Omega Healthcare Investors, Inc.	3,999	(2.73)%	(35,948)
Agree Realty Corp.	3,388	(4.29)%	(37,458)
National Health Investors, Inc.	3,349	(4.73)%	(102,459)
Total Financial			(342,709)
Exchange Traded Funds
Vanguard Real Estate ETF	2,040	(3.34)%	25,889
Total GS Equity Market Neutral Short Custom Basket			$(316,820)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Innoviva, Inc.	2,494	1.00%	$18,734
United Therapeutics Corp.	131	0.98%	17,783
Gilead Sciences, Inc.	629	1.10%	12,211
Perdoceo Education Corp.	1,191	0.55%	10,686
Cal-Maine Foods, Inc.	677	1.05%	8,963
Ingredion, Inc.	363	1.04%	8,722
Bristol-Myers Squibb Co.	779	0.84%	6,776
Catalyst Pharmaceuticals, Inc.	1,358	0.56%	6,350
Incyte Corp.	798	1.10%	6,093
Merck & Company, Inc.	415	0.98%	4,501
Johnson & Johnson	296	1.00%	3,674
Medtronic plc	347	0.65%	3,222
Alkermes plc	733	0.43%	2,185
Laureate Education, Inc. — Class A	1,148	0.40%	2,104
Protagonist Therapeutics, Inc.	502	0.47%	1,637
Stride, Inc.	203	0.36%	934
Royalty Pharma plc — Class A	1,687	0.99%	633
Zimmer Biomet Holdings, Inc.	210	0.47%	503
Centene Corp.	138	0.22%	468
Jazz Pharmaceuticals plc	149	0.35%	447
ADT, Inc.	1,574	0.24%	184
Regeneron Pharmaceuticals, Inc.	42	0.92%	51
Premier, Inc. — Class A	1,163	0.48%	51
Hologic, Inc.	612	1.04%	(331)
Biogen, Inc.	59	0.24%	(430)
Alarm.com Holdings, Inc.	797	0.91%	(2,495)
USANA Health Sciences, Inc.	250	0.20%	(2,724)
Inmode Ltd.	1,202	0.42%	(3,151)
Neurocrine Biosciences, Inc.	170	0.41%	(3,472)
Total Consumer, Non-cyclical			104,309
Basic Materials
Cabot Corp.	233	0.54%	5,200
CF Industries Holdings, Inc.	388	0.69%	3,574
Sylvamo Corp.	215	0.38%	2,217
NewMarket Corp.	40	0.46%	1,604
Minerals Technologies, Inc.	235	0.38%	1,150
Total Basic Materials			13,745
Communications
InterDigital, Inc.	366	1.07%	21,948
IDT Corp. — Class B	1,185	0.94%	17,609
AT&T, Inc.	2,228	1.02%	16,744
T-Mobile US, Inc.	199	0.85%	11,950
Verizon Communications, Inc.	954	0.89%	10,599
eBay, Inc.	372	0.50%	9,682
F5, Inc.	209	0.96%	9,471
ePlus, Inc.	368	0.75%	5,875
Gen Digital, Inc.	910	0.52%	2,639
Expedia Group, Inc.	72	0.22%	891
HealthStream, Inc.	506	0.30%	327
Spok Holdings, Inc.	1,577	0.49%	222
Anterix, Inc.	523	0.41%	(599)
Yelp, Inc. — Class A	923	0.67%	(1,030)
Gogo, Inc.	2,338	0.35%	(3,771)
Total Communications			102,557
Utilities
OGE Energy Corp.	1,228	1.04%	8,951
National Fuel Gas Co.	822	1.03%	8,227
Black Hills Corp.	818	1.03%	6,986
Duke Energy Corp.	422	1.01%	5,633
Entergy Corp.	403	1.10%	3,851
Spire, Inc.	744	1.04%	1,438
Southwest Gas Holdings, Inc.	352	0.54%	1,114
PPL Corp.	528	0.36%	456
Avista Corp.	804	0.65%	(446)
Otter Tail Corp.	486	0.79%	(4,609)
Total Utilities			31,601
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,249	0.84%	13,508

Energy
DNOW, Inc.	972	0.26%	677
HF Sinclair Corp.	325	0.30%	(2,935)
Total Energy			(2,258)
Total GS Long/Short Equity Long Custom Basket			$581,596

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
New York Mortgage Trust, Inc.	7,132	(1.72)%	16,838
Americold Realty Trust, Inc.	1,691	(1.82)%	9,718
Cannae Holdings, Inc.	1,499	(1.09)%	3,911
Sun Communities, Inc.	310	(1.60)%	2,609
TFS Financial Corp.	2,724	(1.33)%	2,004
PotlatchDeltic Corp.	910	(1.56)%	1,561
Triumph Financial, Inc.	300	(0.91)%	587
UDR, Inc.	361	(0.62)%	(406)
St. Joe Co.	851	(1.89)%	(815)
CoStar Group, Inc.	407	(1.17)%	(1,132)
Capitol Federal Financial, Inc.	6,874	(1.53)%	(1,648)
Brighthouse Financial, Inc.	1,088	(1.87)%	(1,668)
Safehold, Inc.	1,243	(1.24)%	(1,721)
Digital Realty Trust, Inc.	146	(0.90)%	(1,939)
Burford Capital Ltd.	2,974	(1.50)%	(2,126)
Equity LifeStyle Properties, Inc.	582	(1.58)%	(2,647)
Marcus & Millichap, Inc.	1,126	(1.70)%	(2,888)
Apartment Investment and Management Co. — Class A	3,980	(1.37)%	(3,988)
Banc of California, Inc.	2,830	(1.59)%	(5,375)
Veris Residential, Inc.	2,245	(1.53)%	(6,618)
Equinix, Inc.	59	(1.99)%	(6,757)
Crown Castle, Inc.	366	(1.65)%	(7,589)
FTAI Infrastructure, Inc.	4,188	(1.49)%	(7,671)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
SBA Communications Corp.	166	(1.52)%	$(7,811)
State Street Corp.	572	(1.93)%	(8,137)
Redwood Trust, Inc.	6,580	(1.94)%	(9,048)
Iron Mountain, Inc.	425	(1.92)%	(13,341)
CBRE Group, Inc. — Class A	428	(2.03)%	(15,609)
Total Financial			(71,706)
Energy
Valaris Ltd.	652	(1.38)%	9,867
Transocean Ltd.	11,089	(1.80)%	8,245
Core Laboratories, Inc.	2,412	(1.70)%	4,789
Expro Group Holdings N.V.	769	(0.50)%	747
Antero Resources Corp.	1,218	(1.33)%	(197)
Oceaneering International, Inc.	1,004	(0.95)%	(1,898)
Bristow Group, Inc.	909	(1.20)%	(1,907)
Total Energy			19,646
Industrial
Montrose Environmental Group, Inc.	389	(0.39)%	7,830
Boeing Co.	157	(0.91)%	7,227
XPO, Inc.	316	(1.29)%	5,288
Saia, Inc.	41	(0.68)%	4,743
Old Dominion Freight Line, Inc.	185	(1.40)%	3,229
Knight-Swift Transportation Holdings, Inc.	405	(0.83)%	1,204
Norfolk Southern Corp.	111	(1.05)%	438
Union Pacific Corp.	57	(0.54)%	(348)
Covenant Logistics Group, Inc. — Class A	354	(0.71)%	(378)
Casella Waste Systems, Inc. — Class A	220	(0.83)%	(640)
Materion Corp.	129	(0.55)%	(690)
Forward Air Corp.	403	(0.54)%	(1,232)
Perma-Fix Environmental Services, Inc.	1,118	(0.52)%	(1,898)
United Parcel Service, Inc. — Class B	208	(1.08)%	(1,958)
J.B. Hunt Transport Services, Inc.	223	(1.46)%	(3,333)
CH Robinson Worldwide, Inc.	479	(2.01)%	(11,643)
Total Industrial			7,839
Basic Materials
Compass Minerals International, Inc.	3,013	(1.38)%	13,406
Novagold Resources, Inc.	7,326	(1.14)%	843
Ivanhoe Electric Incorporated / US	3,304	(1.06)%	85
Coeur Mining, Inc.	1,772	(0.46)%	(2,337)
Radius Recycling, Inc. — Class A	901	(0.64)%	(3,683)
MP Materials Corp.	2,525	(1.70)%	(6,347)
Hecla Mining Co.	4,445	(1.13)%	(6,448)
Total Basic Materials			(4,481)
Utilities
Middlesex Water Co.	382	(0.95)%	(1,293)
TXNM Energy, Inc.	724	(1.21)%	(4,411)
Eversource Energy	693	(1.81)%	(7,425)
Total Utilities			(13,129)
Consumer, Non-cyclical
Avis Budget Group, Inc.	142	(0.47)%	4,518
Patterson Companies, Inc.	1,385	(1.15)%	1,979
NeoGenomics, Inc.	1,156	(0.65)%	445
GE HealthCare Technologies, Inc.	0	0.00%	(1)
Verisk Analytics, Inc. — Class A	98	(1.00)%	(574)
Amicus Therapeutics, Inc.	1,259	(0.51)%	(648)
Spectrum Brands Holdings, Inc.	156	(0.57)%	(1,140)
Booz Allen Hamilton Holding Corp.	225	(1.39)%	(1,910)
GXO Logistics, Inc.	1,026	(2.04)%	(2,732)
Equifax, Inc.	51	(0.57)%	(2,772)
TransUnion	200	(0.80)%	(5,833)
Total Consumer, Non-cyclical			(8,667)
Technology
Dayforce, Inc.	862	(2.02)%	2,651
Take-Two Interactive Software, Inc.	211	(1.24)%	818
KBR, Inc.	592	(1.47)%	(1,059)
Appian Corp. — Class A	469	(0.61)%	(1,500)
Total Technology			910
Consumer, Cyclical
VSE Corp.	436	(1.37)%	1,668
Walgreens Boots Alliance, Inc.	1,158	(0.40)%	(538)
Madison Square Garden Sports Corp. — Class A	113	(0.90)%	(1,972)
American Airlines Group, Inc.	4,459	(1.92)%	(2,776)
JetBlue Airways Corp.	4,075	(1.02)%	(3,473)
LGI Homes, Inc.	199	(0.90)%	(6,389)
Total Consumer, Cyclical			(13,480)
Communications
Sphere Entertainment Co.	249	(0.42)%	(169)
Uber Technologies, Inc.	162	(0.46)%	(1,490)
Total Communications			(1,659)
Total GS Long/Short Equity Short Custom Basket			$(84,727)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
Cirrus Logic, Inc.	316	0.82%	$9,667
Zoom Video Communications, Inc. — Class A	619	0.90%	3,864
Amdocs Ltd.	437	0.79%	3,680
NetApp, Inc.	180	0.46%	3,476
International Business Machines Corp.	92	0.42%	1,796
Adeia, Inc.	822	0.20%	1,163
TE Connectivity plc	209	0.66%	1,042
HP, Inc.	384	0.29%	511
IPG Photonics Corp.	411	0.63%	293
Qorvo, Inc.	98	0.21%	(458)
Skyworks Solutions, Inc.	322	0.66%	(1,794)
Photronics, Inc.	840	0.43%	(2,144)
QUALCOMM, Inc.	250	0.88%	(4,976)
Total Technology			16,120
Financial
Essent Group Ltd.	770	1.03%	16,101
NMI Holdings, Inc. — Class A	1,109	0.95%	12,734
Enact Holdings, Inc.	1,387	1.05%	11,898
Fidelity National Financial, Inc.	834	1.08%	11,602
Preferred Bank/Los Angeles CA	538	0.90%	10,650
MGIC Investment Corp.	1,940	1.03%	10,408
Synchrony Financial	796	0.83%	9,613
OFG Bancorp	1,105	1.03%	8,415
Hartford Financial Services Group, Inc.	429	1.05%	7,779
Enova International, Inc.	359	0.63%	5,949
Axis Capital Holdings Ltd.	576	0.95%	4,772
Janus Henderson Group plc	893	0.71%	4,540
American Express Co.	96	0.54%	3,740
International Bancshares Corp.	324	0.40%	3,607
RenaissanceRe Holdings Ltd.	79	0.45%	3,412
Reinsurance Group of America, Inc. — Class A	227	1.03%	2,825
Affiliated Managers Group, Inc.	228	0.84%	2,310
Arch Capital Group Ltd.	164	0.38%	2,119
Travelers Companies, Inc.	97	0.47%	2,047
Everest Group Ltd.	66	0.54%	1,545
Kilroy Realty Corp.	275	0.22%	957
Highwoods Properties, Inc.	510	0.36%	833
WP Carey, Inc.	160	0.21%	187
Raymond James Financial, Inc.	1	0.00%	19
Douglas Elliman, Inc.	1	0.00%	(2)
Park Hotels & Resorts, Inc.	1,138	0.33%	(241)
OneMain Holdings, Inc.	357	0.35%	(270)
American International Group, Inc.	532	0.81%	(274)
Total Financial			137,275
Consumer, Cyclical
Allison Transmission Holdings, Inc.	575	1.15%	20,453
M/I Homes, Inc.	128	0.46%	11,660
Monarch Casino & Resort, Inc.	648	1.07%	9,921
Toll Brothers, Inc.	186	0.60%	8,087
Lennar Corp. — Class A	107	0.42%	7,905
PC Connection, Inc.	429	0.67%	5,001
Buckle, Inc.	590	0.54%	3,584
Cummins, Inc.	73	0.49%	3,288
Patrick Industries, Inc.	105	0.31%	2,140
Columbia Sportswear Co.	485	0.84%	1,931
BorgWarner, Inc.	411	0.31%	1,630
Phinia, Inc.	652	0.62%	1,464
KB Home	146	0.26%	998
MRC Global, Inc.	931	0.25%	356
ScanSource, Inc.	535	0.53%	161
Sonos, Inc.	1,056	0.27%	64
Carter's, Inc.	202	0.27%	(595)
Core & Main, Inc. — Class A	289	0.27%	(1,481)
Gentex Corp.	643	0.40%	(2,397)
Visteon Corp.	325	0.64%	(2,688)
MasterCraft Boat Holdings, Inc.	907	0.34%	(2,761)
PACCAR, Inc.	532	1.09%	(2,942)
Autoliv, Inc.	273	0.53%	(4,002)
Lear Corp.	433	0.98%	(7,287)
Movado Group, Inc.	1,184	0.46%	(8,765)
Total Consumer, Cyclical			45,725
Industrial
Mueller Industries, Inc.	732	1.13%	19,819
Apogee Enterprises, Inc.	773	1.12%	17,802
Teekay Corp.	5,279	1.01%	16,128
Owens Corning	245	0.90%	14,167
UFP Industries, Inc.	427	1.16%	12,591
International Seaways, Inc.	858	0.92%	10,285
Teekay Tankers Ltd. — Class A	914	1.11%	9,676
Caterpillar, Inc.	79	0.64%	4,940
Acuity Brands, Inc.	201	1.15%	4,381
Snap-on, Inc.	179	1.08%	4,189
Boise Cascade Co.	391	1.15%	3,793
Scorpio Tankers, Inc.	625	0.93%	2,049
Ardmore Shipping Corp.	1,808	0.68%	1,994
Masterbrand, Inc.	1,074	0.41%	1,692
Donaldson Company, Inc.	506	0.78%	1,627
Mueller Water Products, Inc. — Class A	931	0.42%	1,612
Gates Industrial Corporation plc	1,275	0.47%	1,113
Benchmark Electronics, Inc.	255	0.23%	872
Gibraltar Industries, Inc.	216	0.31%	538
Griffon Corp.	235	0.34%	359
Textron, Inc.	221	0.41%	352
Avnet, Inc.	942	1.06%	228
Tennant Co.	392	0.78%	(470)
Vishay Intertechnology, Inc.	543	0.21%	(1,639)
Dorian LPG Ltd.	745	0.53%	(9,084)
Total Industrial			119,014

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted – See Note 3.
††	Value determined based on Level 2 inputs – See Note 3.
†††	Value determined based on Level 3 inputs – See Note 3.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at September 30, 2024.
[2]	All or a portion of this security is on loan at September 30, 2024 – See Note 5.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements – See Note 4.
[7]	Securities lending collateral – See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR – American Depositary Receipt

GS – Goldman Sachs International

MS – Morgan Stanley Capital Services LLC

plc – Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$16,585,603	$—	$—		$16,585,603
Rights	—	—	—	*	—
Mutual Funds	6,837,055	—	—		6,837,055
Closed-End Funds	2,477,952	—	—		2,477,952
U.S. Treasury Bills	—	5,416,983	—		5,416,983
Repurchase Agreements	—	2,997,679	—		2,997,679
Securities Lending Collateral	155,907	—	—		155,907
Commodity Futures Contracts**	690,318	—	—		690,318
Currency Futures Contracts**	211,492	—	—		211,492
Interest Rate Futures Contracts**	62,965	67,092	—		130,057
Equity Futures Contracts**	29,233	8,775	—		38,008
Equity Custom Basket Swap Agreements**	—	2,369,289	—		2,369,289
Total Assets	$27,050,525	$10,859,818	$—		$37,910,343

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$4,139,734	$—	$—	$4,139,734
Exchange-Traded Funds Sold Short	2,365,470	—	—	2,365,470
Commodity Futures Contracts**	624,006	—	—	624,006
Currency Futures Contracts**	25,922	—	—	25,922
Equity Futures Contracts**	23,342	—	—	23,342
Interest Rate Futures Contracts**	38	—	—	38
Equity Custom Basket Swap Agreements**	—	1,108,058	—	1,108,058
Total Liabilities	$7,178,512	$1,108,058	$—	$8,286,570

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,646,028	$–	$–	$–	$20,156	$1,666,184	67,185	$70,551
Guggenheim Strategy Fund III	2,436,560	–	–	–	33,745	2,470,305	99,249	99,855
Guggenheim Ultra Short Duration Fund – Institutional Class	538,646	–	–	–	9,296	547,942	54,685	21,144
Guggenheim Variable Insurance Strategy Fund III	2,123,195	–	–	–	29,429	2,152,624	86,555	87,266
	$6,744,429	$–	$–	$–	$92,626	$6,837,055		$278,816

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 82.3%
Technology - 40.1%
Apple, Inc.	36,524	$8,510,092
Microsoft Corp.	17,856	7,683,437
NVIDIA Corp.	58,927	7,156,095
Broadcom, Inc.	28,753	4,959,893
Advanced Micro Devices, Inc.*	10,042	1,647,691
Adobe, Inc.*	2,751	1,424,413
QUALCOMM, Inc.	6,912	1,175,386
Texas Instruments, Inc.	5,665	1,170,219
Intuit, Inc.	1,735	1,077,435
Applied Materials, Inc.	5,115	1,033,486
Micron Technology, Inc.	6,880	713,525
Analog Devices, Inc.	3,081	709,154
Lam Research Corp.	806	657,760
KLA Corp.	834	645,858
Intel Corp.*	26,531	622,417
ASML Holding N.V. — Class G	585	487,451
Synopsys, Inc.*	953	482,590
Cadence Design Systems, Inc.*	1,699	460,480
Crowdstrike Holdings, Inc. — Class A*	1,444	404,999
Marvell Technology, Inc.	5,375	387,645
NXP Semiconductor N.V.	1,581	379,456
Roper Technologies, Inc.	665	370,033
Autodesk, Inc.*	1,337	368,317
Fortinet, Inc.*	4,746	368,052
Workday, Inc. — Class A*	1,322	323,110
Paychex, Inc.	2,232	299,512
Microchip Technology, Inc.	3,329	267,285
Cognizant Technology Solutions Corp. — Class A	3,075	237,328
Electronic Arts, Inc.	1,639	235,098
Datadog, Inc. — Class A*	1,930	222,066
ON Semiconductor Corp.*	2,658	192,997
ANSYS, Inc.*	542	172,697
Take-Two Interactive Software, Inc.*	1,088	167,236
Zscaler, Inc.*	938	160,342
Atlassian Corp. — Class A*	993	157,698
Super Micro Computer, Inc.*	363	151,153
GLOBALFOUNDRIES, Inc.*	3,422	137,736
MongoDB, Inc.*	458	123,820
ARM Holdings plc ADR*	776	110,976
Total Technology		45,854,938
Communications - 21.1%
Meta Platforms, Inc. — Class A	8,350	4,779,874
Amazon.com, Inc.*	25,212	4,697,752
Alphabet, Inc. — Class A	14,075	2,334,339
Alphabet, Inc. — Class C	13,417	2,243,188
Netflix, Inc.*	2,663	1,888,786
T-Mobile US, Inc.	7,240	1,494,047
Cisco Systems, Inc.	24,997	1,330,340
Comcast Corp. — Class A	23,968	1,001,143
Booking Holdings, Inc.	208	876,121
Palo Alto Networks, Inc.*	2,009	686,676
MercadoLibre, Inc.*	315	646,367
PDD Holdings, Inc. ADR*	4,144	558,653
Airbnb, Inc. — Class A*	2,730	346,191
DoorDash, Inc. — Class A*	2,387	340,696
Trade Desk, Inc. — Class A*	2,778	304,608
Charter Communications, Inc. — Class A*	886	287,135
CDW Corp.	829	187,603
Warner Bros Discovery, Inc.*	15,214	125,516
Total Communications		24,129,035
Consumer, Non-cyclical - 9.5%
PepsiCo, Inc.	8,523	1,449,336
Intuitive Surgical, Inc.*	2,205	1,083,250
Amgen, Inc.	3,334	1,074,248
Vertex Pharmaceuticals, Inc.*	1,601	744,593
Regeneron Pharmaceuticals, Inc.*	673	707,485
Automatic Data Processing, Inc.	2,530	700,127
Gilead Sciences, Inc.	7,725	647,664
Mondelez International, Inc. — Class A	8,288	610,577
Cintas Corp.	2,501	514,906
PayPal Holdings, Inc.*	6,343	494,944
Monster Beverage Corp.*	6,078	317,089
Keurig Dr Pepper, Inc.	8,414	315,357
AstraZeneca plc ADR	3,613	281,489
GE HealthCare Technologies, Inc.	2,833	265,877
Kraft Heinz Co.	7,502	263,395
IDEXX Laboratories, Inc.*	511	258,168
Verisk Analytics, Inc. — Class A	884	236,877
Coca-Cola Europacific Partners plc	2,849	224,359
Biogen, Inc.*	904	175,231
Dexcom, Inc.*	2,486	166,661
Moderna, Inc.*	2,385	159,390
Illumina, Inc.*	988	128,845
Total Consumer, Non-cyclical		10,819,868
Consumer, Cyclical - 7.4%
Tesla, Inc.*	11,616	3,039,094
Costco Wholesale Corp.	2,751	2,438,817
Starbucks Corp.	7,031	685,452
Marriott International, Inc. — Class A	1,747	434,304
O'Reilly Automotive, Inc.*	360	414,576
PACCAR, Inc.	3,253	321,006
Copart, Inc.*	5,971	312,881
Ross Stores, Inc.	2,070	311,556
Fastenal Co.	3,553	253,755
Lululemon Athletica, Inc.*	730	198,085
Dollar Tree, Inc.*	1,334	93,807
Total Consumer, Cyclical		8,503,333
Industrial - 1.3%
Honeywell International, Inc.	4,031	833,248
CSX Corp.	12,029	415,361
Old Dominion Freight Line, Inc.	1,330	264,191
Total Industrial		1,512,800
Basic Materials - 1.2%
Linde plc	2,963	1,412,936
Utilities - 1.1%
Constellation Energy Corp.	1,940	504,439
American Electric Power Company, Inc.	3,302	338,785
Exelon Corp.	6,208	251,734

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 82.3% (continued)
Utilities - 1.1% (continued)
Xcel Energy, Inc.	3,459	$225,873
Total Utilities		1,320,831
Energy - 0.4%
Baker Hughes Co.	6,164	222,828
Diamondback Energy, Inc.	1,107	190,847
Total Energy		413,675
Financial - 0.2%
CoStar Group, Inc.*	2,543	191,844
Total Common Stocks
(Cost $61,828,968)		94,159,260

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
4.85% due 12/12/24[1,2]	$2,550,000	2,527,203
4.63% due 10/10/24[2,3]	2,512,000	2,509,083
4.81% due 12/12/24[2]	50,000	49,553
Total U.S. Treasury Bills
(Cost $5,083,553)		5,085,839

REPURCHASE AGREEMENTS††,4 - 10.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[1]	6,655,695	6,655,695
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[1]	5,497,295	5,497,295
Total Repurchase Agreements
(Cost $12,152,990)		12,152,990
Total Investments - 97.4%
(Cost $79,065,511)		$111,398,089
Other Assets & Liabilities, net - 2.6%		3,017,560
Total Net Assets - 100.0%		$114,415,649

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	92	Dec 2024	$37,298,180	$503,700

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	3,040	$60,975,007	$240,520
Barclays Bank plc	NASDAQ-100 Index	Pay	5.54% (SOFR + 0.70%)	At Maturity	12/19/24	1,078	21,619,319	124,846
BNP Paribas	NASDAQ-100 Index	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	707	14,186,110	62,274

							$96,780,436	$427,640

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,159,260	$—	$—	$94,159,260
U.S. Treasury Bills	—	5,085,839	—	5,085,839
Repurchase Agreements	—	12,152,990	—	12,152,990
Equity Futures Contracts**	503,700	—	—	503,700
Equity Index Swap Agreements**	—	427,640	—	427,640
Total Assets	$94,662,960	$17,666,469	$—	$112,329,429

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 83.2%
Technology - 40.5%
Apple, Inc.	39,602	$9,227,266
Microsoft Corp.	19,360	8,330,608
NVIDIA Corp.	63,892	7,759,044
Broadcom, Inc.	31,176	5,377,860
Advanced Micro Devices, Inc.*	10,888	1,786,503
Adobe, Inc.*	2,983	1,544,538
QUALCOMM, Inc.	7,494	1,274,355
Texas Instruments, Inc.	6,142	1,268,753
Intuit, Inc.	1,881	1,168,101
Applied Materials, Inc.	5,546	1,120,569
Micron Technology, Inc.	7,460	773,677
Analog Devices, Inc.	3,340	768,768
Lam Research Corp.	874	713,254
KLA Corp.	904	700,067
Intel Corp.*	28,766	674,850
ASML Holding N.V. — Class G	634	528,280
Synopsys, Inc.*	1,033	523,101
Cadence Design Systems, Inc.*	1,842	499,237
Crowdstrike Holdings, Inc. — Class A*	1,566	439,216
Marvell Technology, Inc.	5,827	420,243
NXP Semiconductor N.V.	1,714	411,377
Roper Technologies, Inc.	721	401,193
Autodesk, Inc.*	1,450	399,446
Fortinet, Inc.*	5,146	399,072
Workday, Inc. — Class A*	1,433	350,240
Paychex, Inc.	2,421	324,874
Microchip Technology, Inc.	3,609	289,767
Cognizant Technology Solutions Corp. — Class A	3,335	257,396
Electronic Arts, Inc.	1,777	254,893
Datadog, Inc. — Class A*	2,093	240,821
ON Semiconductor Corp.*	2,882	209,262
ANSYS, Inc.*	588	187,354
Take-Two Interactive Software, Inc.*	1,179	181,224
Zscaler, Inc.*	1,018	174,017
Atlassian Corp. — Class A*	1,077	171,038
Super Micro Computer, Inc.*	395	164,478
GLOBALFOUNDRIES, Inc.*	3,711	149,368
MongoDB, Inc.*	498	134,634
ARM Holdings plc ADR*	842	120,414
Total Technology		49,719,158
Communications - 21.3%
Meta Platforms, Inc. — Class A	9,053	5,182,299
Amazon.com, Inc.*	27,337	5,093,703
Alphabet, Inc. — Class A	15,260	2,530,871
Alphabet, Inc. — Class C	14,547	2,432,113
Netflix, Inc.*	2,887	2,047,663
T-Mobile US, Inc.	7,849	1,619,719
Cisco Systems, Inc.	27,103	1,442,422
Comcast Corp. — Class A	25,989	1,085,560
Booking Holdings, Inc.	226	951,939
Palo Alto Networks, Inc.*	2,178	744,441
MercadoLibre, Inc.*	341	699,718
PDD Holdings, Inc. ADR*	4,493	605,701
Airbnb, Inc. — Class A*	2,960	375,358
DoorDash, Inc. — Class A*	2,588	369,385
Trade Desk, Inc. — Class A*	3,012	330,266
Charter Communications, Inc. — Class A*	961	311,441
CDW Corp.	899	203,444
Warner Bros Discovery, Inc.*	16,496	136,092
Total Communications		26,162,135
Consumer, Non-cyclical - 9.6%
PepsiCo, Inc.	9,240	1,571,262
Intuitive Surgical, Inc.*	2,391	1,174,627
Amgen, Inc.	3,615	1,164,789
Vertex Pharmaceuticals, Inc.*	1,736	807,379
Regeneron Pharmaceuticals, Inc.*	729	766,354
Automatic Data Processing, Inc.	2,743	759,070
Gilead Sciences, Inc.	8,376	702,244
Mondelez International, Inc. — Class A	8,986	661,998
Cintas Corp.	2,712	558,347
PayPal Holdings, Inc.*	6,878	536,690
Monster Beverage Corp.*	6,590	343,800
Keurig Dr Pepper, Inc.	9,123	341,930
AstraZeneca plc ADR	3,917	305,173
GE HealthCare Technologies, Inc.	3,072	288,307
Kraft Heinz Co.	8,134	285,585
IDEXX Laboratories, Inc.*	554	279,892
Verisk Analytics, Inc. — Class A	958	256,706
Coca-Cola Europacific Partners plc	3,089	243,259
Biogen, Inc.*	980	189,963
Dexcom, Inc.*	2,696	180,740
Moderna, Inc.*	2,586	172,822
Illumina, Inc.*	1,072	139,800
Total Consumer, Non-cyclical		11,730,737
Consumer, Cyclical - 7.5%
Tesla, Inc.*	12,595	3,295,230
Costco Wholesale Corp.	2,983	2,644,489
Starbucks Corp.	7,624	743,264
Marriott International, Inc. — Class A	1,894	470,848
O'Reilly Automotive, Inc.*	390	449,124
PACCAR, Inc.	3,527	348,044
Copart, Inc.*	6,474	339,238
Ross Stores, Inc.	2,244	337,744
Fastenal Co.	3,852	275,110
Lululemon Athletica, Inc.*	792	214,909
Dollar Tree, Inc.*	1,446	101,683
Total Consumer, Cyclical		9,219,683
Industrial - 1.3%
Honeywell International, Inc.	4,371	903,530
CSX Corp.	13,043	450,375
Old Dominion Freight Line, Inc.	1,443	286,637
Total Industrial		1,640,542
Basic Materials - 1.2%
Linde plc	3,213	1,532,151
Utilities - 1.2%
Constellation Energy Corp.	2,104	547,082
American Electric Power Company, Inc.	3,580	367,308
Exelon Corp.	6,731	272,942

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 83.2% (continued)
Utilities - 1.2% (continued)
Xcel Energy, Inc.	3,750	$244,875
Total Utilities		1,432,207
Energy - 0.4%
Baker Hughes Co.	6,683	241,591
Diamondback Energy, Inc.	1,200	206,880
Total Energy		448,471
Financial - 0.2%
CoStar Group, Inc.*	2,758	208,064
Total Common Stocks
(Cost $43,946,055)		102,093,148

MUTUAL FUNDS† - 14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	909,569	9,113,877
Guggenheim Strategy Fund II1	347,696	8,622,866
Total Mutual Funds
(Cost $17,605,877)		17,736,743

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	$696,000	695,192
4.85% due 12/12/24[3,4]	150,000	148,659
Total U.S. Treasury Bills
(Cost $843,652)		843,851

REPURCHASE AGREEMENTS††,5 - 2.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	1,404,759	1,404,759
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	1,160,265	1,160,265
Total Repurchase Agreements
(Cost $2,565,024)		2,565,024
Total Investments - 100.4%
(Cost $64,960,608)		$123,238,766
Other Assets & Liabilities, net - (0.4)%		(502,486)
Total Net Assets - 100.0%		$122,736,280

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	36	Dec 2024	$14,594,940	$373,224

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	152	$3,057,897	$13,429
Barclays Bank plc	NASDAQ-100 Index	Pay	5.54% (SOFR + 0.70%)	At Maturity	12/19/24	90	1,803,907	10,420
BNP Paribas	NASDAQ-100 Index	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	56	1,123,110	4,944

							$5,984,914	$28,793

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$102,093,148	$—	$—	$102,093,148
Mutual Funds	17,736,743	—	—	17,736,743
U.S. Treasury Bills	—	843,851	—	843,851
Repurchase Agreements	—	2,565,024	—	2,565,024
Equity Futures Contracts**	373,224	—	—	373,224
Equity Index Swap Agreements**	—	28,793	—	28,793
Total Assets	$120,203,115	$3,437,668	$—	$123,640,783

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,518,558	$–	$–	$–	$104,308	$8,622,866	347,696	$365,118
Guggenheim Ultra Short Duration Fund — Institutional Class	8,959,250	–	–	–	154,627	9,113,877	909,569	351,686
	$17,477,808	$–	$–	$–	$258,935	$17,736,743		$716,804

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 69.7%
Technology - 21.4%
Apple, Inc.	8,999	$2,096,767
Microsoft Corp.	4,400	1,893,320
NVIDIA Corp.	14,561	1,768,288
Broadcom, Inc.	2,756	475,410
Oracle Corp.	946	161,198
Advanced Micro Devices, Inc.*	958	157,189
Salesforce, Inc.	574	157,110
Adobe, Inc.*	262	135,658
Accenture plc — Class A	371	131,141
International Business Machines Corp.	545	120,488
QUALCOMM, Inc.	659	112,063
Texas Instruments, Inc.	540	111,548
ServiceNow, Inc.*	122	109,116
Intuit, Inc.	165	102,465
Applied Materials, Inc.	490	99,004
Micron Technology, Inc.	656	68,034
Analog Devices, Inc.	294	67,670
Lam Research Corp.	77	62,838
KLA Corp.	80	61,953
Fiserv, Inc.*	341	61,261
Intel Corp.*	2,526	59,260
Synopsys, Inc.*	91	46,081
Palantir Technologies, Inc. — Class A*	1,192	44,342
Cadence Design Systems, Inc.*	162	43,907
Crowdstrike Holdings, Inc. — Class A*	137	38,424
NXP Semiconductor N.V.	151	36,242
Autodesk, Inc.*	128	35,261
Roper Technologies, Inc.	63	35,056
Fortinet, Inc.*	376	29,159
Fair Isaac Corp.*	15	29,153
MSCI, Inc. — Class A	47	27,398
TE Connectivity plc	180	27,178
Fidelity National Information Services, Inc.	323	27,051
Monolithic Power Systems, Inc.	29	26,810
Microchip Technology, Inc.	318	25,532
Paychex, Inc.	190	25,496
Gartner, Inc.*	46	23,311
Cognizant Technology Solutions Corp. — Class A	293	22,614
HP, Inc.	579	20,769
Electronic Arts, Inc.	142	20,368
Dell Technologies, Inc. — Class C	170	20,152
ON Semiconductor Corp.*	254	18,443
ANSYS, Inc.*	52	16,569
Hewlett Packard Enterprise Co.	769	15,734
NetApp, Inc.	122	15,068
Broadridge Financial Solutions, Inc.	69	14,837
Take-Two Interactive Software, Inc.*	96	14,756
Tyler Technologies, Inc.*	25	14,593
Seagate Technology Holdings plc	124	13,582
Western Digital Corp.*	193	13,180
Leidos Holdings, Inc.	80	13,040
Teradyne, Inc.	97	12,991
PTC, Inc.*	71	12,827
Super Micro Computer, Inc.*	30	12,492
Zebra Technologies Corp. — Class A*	31	11,480
Skyworks Solutions, Inc.	95	9,383
Akamai Technologies, Inc.*	90	9,085
Jack Henry & Associates, Inc.	43	7,591
EPAM Systems, Inc.*	34	6,767
Qorvo, Inc.*	56	5,785
Dayforce, Inc.*	94	5,758
Paycom Software, Inc.	29	4,831
Amentum Holdings, Inc.*	74	2,386
Total Technology		8,867,263
Consumer, Non-cyclical - 12.1%
Eli Lilly & Co.	467	413,734
UnitedHealth Group, Inc.	547	319,820
Procter & Gamble Co.	1,394	241,441
Johnson & Johnson	1,425	230,936
AbbVie, Inc.	1,046	206,564
Merck & Company, Inc.	1,501	170,454
Coca-Cola Co.	2,296	164,991
Thermo Fisher Scientific, Inc.	226	139,797
PepsiCo, Inc.	813	138,251
Abbott Laboratories	1,030	117,430
Philip Morris International, Inc.	920	111,688
Danaher Corp.	380	105,648
Intuitive Surgical, Inc.*	210	103,167
Amgen, Inc.	318	102,463
S&P Global, Inc.	190	98,158
Pfizer, Inc.	3,354	97,065
Stryker Corp.	203	73,336
Boston Scientific Corp.*	872	73,074
Elevance Health, Inc.	137	71,240
Vertex Pharmaceuticals, Inc.*	153	71,157
Medtronic plc	759	68,333
Automatic Data Processing, Inc.	241	66,692
Regeneron Pharmaceuticals, Inc.*	63	66,228
Bristol-Myers Squibb Co.	1,200	62,088
Gilead Sciences, Inc.	737	61,790
Mondelez International, Inc. — Class A	791	58,273
Cigna Group	165	57,163
Zoetis, Inc.	268	52,362
Altria Group, Inc.	1,010	51,550
Colgate-Palmolive Co.	484	50,244
PayPal Holdings, Inc.*	605	47,208
CVS Health Corp.	745	46,846
HCA Healthcare, Inc.	110	44,707
Moody's Corp.	93	44,137
Cintas Corp.	203	41,794
Becton Dickinson & Co.	171	41,228
McKesson Corp.	77	38,070
United Rentals, Inc.	39	31,580
Kimberly-Clark Corp.	199	28,314
Kenvue, Inc.	1,134	26,229
Quanta Services, Inc.	87	25,939
Agilent Technologies, Inc.	173	25,687
GE HealthCare Technologies, Inc.	270	25,339
IDEXX Laboratories, Inc.*	49	24,756

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Consumer, Non-cyclical - 12.1% (continued)
IQVIA Holdings, Inc.*	103	$24,408
General Mills, Inc.	329	24,297
Corteva, Inc.	410	24,104
Constellation Brands, Inc. — Class A	93	23,965
Edwards Lifesciences Corp.*	357	23,558
Keurig Dr Pepper, Inc.	626	23,462
Centene Corp.*	311	23,412
Cencora, Inc. — Class A	103	23,183
Sysco Corp.	291	22,715
Kroger Co.	393	22,519
Verisk Analytics, Inc. — Class A	84	22,509
Humana, Inc.	71	22,489
Monster Beverage Corp.*	417	21,755
Equifax, Inc.	73	21,452
ResMed, Inc.	87	21,238
Kraft Heinz Co.	522	18,327
Archer-Daniels-Midland Co.	283	16,907
Hershey Co.	87	16,685
Biogen, Inc.*	86	16,670
Cardinal Health, Inc.	144	15,915
Dexcom, Inc.*	237	15,888
Global Payments, Inc.	151	15,465
Church & Dwight Company, Inc.	145	15,184
STERIS plc	58	14,067
Estee Lauder Companies, Inc. — Class A	138	13,757
Moderna, Inc.*	200	13,366
Zimmer Biomet Holdings, Inc.	121	13,062
Cooper Companies, Inc.*	118	13,020
West Pharmaceutical Services, Inc.	43	12,907
Kellanova	159	12,833
Corpay, Inc.*	41	12,823
Waters Corp.*	35	12,596
McCormick & Company, Inc.	149	12,263
Molina Healthcare, Inc.*	35	12,060
Clorox Co.	73	11,892
Baxter International, Inc.	302	11,467
Labcorp Holdings, Inc.	50	11,174
Hologic, Inc.*	137	11,160
Align Technology, Inc.*	42	10,681
Avery Dennison Corp.	48	10,597
Quest Diagnostics, Inc.	66	10,246
Tyson Foods, Inc. — Class A	169	10,066
Insulet Corp.*	42	9,776
Revvity, Inc.	73	9,326
Conagra Brands, Inc.	284	9,236
Rollins, Inc.	166	8,396
Viatris, Inc.	707	8,208
Bunge Global S.A.	84	8,118
Universal Health Services, Inc. — Class B	35	8,015
J M Smucker Co.	63	7,629
Bio-Techne Corp.	93	7,433
Teleflex, Inc.	28	6,925
Catalent, Inc.*	107	6,481
Incyte Corp.*	95	6,280
Charles River Laboratories International, Inc.*	31	6,106
Molson Coors Beverage Co. — Class B	104	5,982
Campbell Soup Co.	117	5,723
Solventum Corp.*	82	5,717
MarketAxess Holdings, Inc.	22	5,636
Lamb Weston Holdings, Inc.	85	5,503
Henry Schein, Inc.*	75	5,467
Hormel Foods Corp.	172	5,452
Brown-Forman Corp. — Class B	109	5,363
DaVita, Inc.*	27	4,426
Total Consumer, Non-cyclical		4,994,313
Communications - 10.1%
Amazon.com, Inc.*	5,529	1,030,218
Meta Platforms, Inc. — Class A	1,293	740,165
Alphabet, Inc. — Class A	3,468	575,168
Alphabet, Inc. — Class C	2,843	475,321
Netflix, Inc.*	254	180,155
Cisco Systems, Inc.	2,385	126,930
Verizon Communications, Inc.	2,492	111,916
Walt Disney Co.	1,074	103,308
Comcast Corp. — Class A	2,287	95,528
Uber Technologies, Inc.*	1,244	93,499
AT&T, Inc.	4,245	93,390
Booking Holdings, Inc.	20	84,242
Palo Alto Networks, Inc.*	192	65,626
T-Mobile US, Inc.	290	59,844
Arista Networks, Inc.*	152	58,341
Motorola Solutions, Inc.	99	44,513
Airbnb, Inc. — Class A*	260	32,971
Corning, Inc.	456	20,588
eBay, Inc.	289	18,817
Charter Communications, Inc. — Class A*	57	18,473
CDW Corp.	79	17,878
GoDaddy, Inc. — Class A*	83	13,013
Omnicom Group, Inc.	116	11,993
Expedia Group, Inc.*	74	10,953
Warner Bros Discovery, Inc.*	1,321	10,898
FactSet Research Systems, Inc.	23	10,577
VeriSign, Inc.*	50	9,498
Gen Digital, Inc.	321	8,805
F5, Inc.*	35	7,707
Juniper Networks, Inc.	195	7,601
Interpublic Group of Companies, Inc.	222	7,022
News Corp. — Class A	224	5,965
Match Group, Inc.*	153	5,789
Fox Corp. — Class A	133	5,630
Paramount Global — Class B	352	3,738
Fox Corp. — Class B	78	3,026
News Corp. — Class B	66	1,845
Total Communications		4,170,951
Financial - 9.8%
Berkshire Hathaway, Inc. — Class B*	1,084	498,922
JPMorgan Chase & Co.	1,684	355,088
Visa, Inc. — Class A	989	271,926
Mastercard, Inc. — Class A	488	240,974
Bank of America Corp.	3,996	158,561
Wells Fargo & Co.	2,015	113,827
Goldman Sachs Group, Inc.	187	92,586

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Financial - 9.8% (continued)
American Express Co.	332	$90,038
Progressive Corp.	347	88,055
BlackRock, Inc. — Class A	82	77,860
Morgan Stanley	737	76,825
Citigroup, Inc.	1,129	70,675
Prologis, Inc. REIT	548	69,201
Blackstone, Inc. — Class A	426	65,233
Marsh & McLennan Companies, Inc.	291	64,919
American Tower Corp. — Class A REIT	276	64,187
Chubb Ltd.	222	64,023
Charles Schwab Corp.	884	57,292
Intercontinental Exchange, Inc.	340	54,618
KKR & Company, Inc. — Class A	399	52,102
Equinix, Inc. REIT	56	49,707
CME Group, Inc. — Class A	213	46,998
Aon plc — Class A	129	44,633
Welltower, Inc. REIT	343	43,914
PNC Financial Services Group, Inc.	235	43,440
U.S. Bancorp	924	42,254
Arthur J Gallagher & Co.	130	36,578
Truist Financial Corp.	793	33,917
Public Storage REIT	93	33,840
Capital One Financial Corp.	226	33,839
Aflac, Inc.	298	33,316
Realty Income Corp. REIT	516	32,725
Travelers Companies, Inc.	135	31,606
Bank of New York Mellon Corp.	437	31,403
Simon Property Group, Inc. REIT	181	30,593
Crown Castle, Inc. REIT	257	30,488
Allstate Corp.	156	29,585
Digital Realty Trust, Inc. REIT	182	29,453
MetLife, Inc.	348	28,703
American International Group, Inc.	381	27,901
Ameriprise Financial, Inc.	58	27,249
Prudential Financial, Inc.	211	25,552
Arch Capital Group Ltd.*	222	24,837
Extra Space Storage, Inc. REIT	125	22,524
CBRE Group, Inc. — Class A*	178	22,157
Discover Financial Services	149	20,903
Iron Mountain, Inc. REIT	174	20,676
VICI Properties, Inc. REIT	620	20,652
Hartford Financial Services Group, Inc.	173	20,347
AvalonBay Communities, Inc. REIT	84	18,921
CoStar Group, Inc.*	243	18,332
Nasdaq, Inc.	245	17,887
Willis Towers Watson plc	60	17,672
M&T Bank Corp.	99	17,634
Fifth Third Bancorp	401	17,179
Ventas, Inc. REIT	245	15,712
State Street Corp.	177	15,659
SBA Communications Corp. REIT	64	15,405
Equity Residential REIT	202	15,041
Weyerhaeuser Co. REIT	431	14,594
Brown & Brown, Inc.	140	14,504
T. Rowe Price Group, Inc.	132	14,379
Raymond James Financial, Inc.	110	13,471
Cboe Global Markets, Inc.	62	12,702
Regions Financial Corp.	542	12,645
Huntington Bancshares, Inc.	860	12,642
Cincinnati Financial Corp.	92	12,523
Invitation Homes, Inc. REIT	337	11,883
Synchrony Financial	234	11,672
Essex Property Trust, Inc. REIT	38	11,226
Mid-America Apartment Communities, Inc. REIT	69	10,964
Alexandria Real Estate Equities, Inc. REIT	92	10,925
Citizens Financial Group, Inc.	265	10,883
Principal Financial Group, Inc.	126	10,823
Northern Trust Corp.	119	10,714
Everest Group Ltd.	26	10,188
W R Berkley Corp.	178	10,098
Healthpeak Properties, Inc. REIT	417	9,537
Kimco Realty Corp. REIT	399	9,265
KeyCorp	549	9,196
Loews Corp.	108	8,537
Erie Indemnity Co. — Class A	15	8,097
UDR, Inc. REIT	178	8,070
Camden Property Trust REIT	63	7,782
Host Hotels & Resorts, Inc. REIT	416	7,322
Regency Centers Corp. REIT	97	7,006
BXP, Inc. REIT	86	6,919
Assurant, Inc.	31	6,165
Globe Life, Inc.	53	5,613
Federal Realty Investment Trust REIT	45	5,174
Invesco Ltd.	266	4,671
Franklin Resources, Inc.	183	3,688
Total Financial		4,040,022
Consumer, Cyclical - 5.8%
Tesla, Inc.*	1,642	429,596
Home Depot, Inc.	587	237,852
Costco Wholesale Corp.	262	232,268
Walmart, Inc.	2,571	207,608
McDonald's Corp.	425	129,417
Lowe's Companies, Inc.	337	91,276
TJX Companies, Inc.	669	78,634
Starbucks Corp.	671	65,416
NIKE, Inc. — Class B	711	62,852
Chipotle Mexican Grill, Inc. — Class A*	811	46,730
Target Corp.	274	42,706
O'Reilly Automotive, Inc.*	34	39,154
Marriott International, Inc. — Class A	138	34,307
Hilton Worldwide Holdings, Inc.	146	33,653
DR Horton, Inc.	174	33,194
AutoZone, Inc.*	10	31,500
PACCAR, Inc.	310	30,591
General Motors Co.	665	29,819
Ross Stores, Inc.	197	29,651
Copart, Inc.*	518	27,143
WW Grainger, Inc.	26	27,009
Lennar Corp. — Class A	143	26,810
Cummins, Inc.	81	26,227

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Consumer, Cyclical - 5.8% (continued)
Royal Caribbean Cruises Ltd.	140	$24,830
Ford Motor Co.	2,311	24,404
Fastenal Co.	339	24,211
Yum! Brands, Inc.	166	23,192
NVR, Inc.*	2	19,623
Delta Air Lines, Inc.	380	19,300
Tractor Supply Co.	64	18,620
Lululemon Athletica, Inc.*	68	18,452
PulteGroup, Inc.	123	17,654
Deckers Outdoor Corp.*	90	14,351
Best Buy Company, Inc.	116	11,983
Darden Restaurants, Inc.	70	11,489
Genuine Parts Co.	82	11,454
Aptiv plc*	157	11,306
United Airlines Holdings, Inc.*	195	11,127
Carnival Corp.*	598	11,051
Dollar General Corp.	130	10,994
Ulta Beauty, Inc.*	28	10,895
Las Vegas Sands Corp.	209	10,521
Southwest Airlines Co.	355	10,519
Live Nation Entertainment, Inc.*	93	10,182
Domino's Pizza, Inc.	21	9,033
Pool Corp.	23	8,667
Dollar Tree, Inc.*	120	8,438
CarMax, Inc.*	92	7,119
Tapestry, Inc.	136	6,389
LKQ Corp.	156	6,228
Hasbro, Inc.	78	5,641
MGM Resorts International*	137	5,355
Caesars Entertainment, Inc.*	128	5,343
Norwegian Cruise Line Holdings Ltd.*	260	5,333
Wynn Resorts Ltd.	55	5,274
BorgWarner, Inc.	135	4,899
Ralph Lauren Corp. — Class A	24	4,653
Walgreens Boots Alliance, Inc.	424	3,799
Total Consumer, Cyclical		2,405,742
Industrial - 5.1%
General Electric Co.	642	121,068
Caterpillar, Inc.	287	112,251
RTX Corp.	787	95,353
Union Pacific Corp.	361	88,979
Honeywell International, Inc.	385	79,583
Eaton Corporation plc	236	78,220
Lockheed Martin Corp.	126	73,655
Deere & Co.	152	63,434
United Parcel Service, Inc. — Class B	434	59,172
Boeing Co.*	347	52,758
Trane Technologies plc	134	52,090
Parker-Hannifin Corp.	76	48,018
TransDigm Group, Inc.	33	47,095
Amphenol Corp. — Class A	713	46,459
General Dynamics Corp.	153	46,237
Waste Management, Inc.	216	44,842
3M Co.	325	44,428
Northrop Grumman Corp.	81	42,774
Illinois Tool Works, Inc.	160	41,931
GE Vernova, Inc.*	163	41,562
Carrier Global Corp.	497	40,003
CSX Corp.	1,148	39,640
Emerson Electric Co.	339	37,076
FedEx Corp.	133	36,399
Norfolk Southern Corp.	134	33,299
Johnson Controls International plc	395	30,656
L3Harris Technologies, Inc.	112	26,641
Otis Worldwide Corp.	237	24,634
Republic Services, Inc. — Class A	121	24,302
Howmet Aerospace, Inc.	242	24,260
AMETEK, Inc.	137	23,524
Ingersoll Rand, Inc.	239	23,460
Old Dominion Freight Line, Inc.	112	22,248
Vulcan Materials Co.	78	19,534
Mettler-Toledo International, Inc.*	13	19,496
Xylem, Inc.	144	19,444
Martin Marietta Materials, Inc.	36	19,377
Westinghouse Air Brake Technologies Corp.	104	18,904
Rockwell Automation, Inc.	67	17,987
Axon Enterprise, Inc.*	43	17,183
Keysight Technologies, Inc.*	103	16,370
Fortive Corp.	207	16,339
Veralto Corp.	146	16,331
Garmin Ltd.	91	16,019
Dover Corp.	81	15,531
Smurfit WestRock plc	292	14,431
Hubbell, Inc.	32	13,707
Builders FirstSource, Inc.*	69	13,376
Teledyne Technologies, Inc.*	28	12,255
Ball Corp.	180	12,224
Packaging Corporation of America	53	11,416
Expeditors International of Washington, Inc.	84	11,038
Masco Corp.	129	10,828
Stanley Black & Decker, Inc.	91	10,022
Textron, Inc.	111	9,832
Amcor plc	856	9,698
Jacobs Solutions, Inc.	74	9,687
IDEX Corp.	45	9,653
Pentair plc	98	9,583
Trimble, Inc.*	145	9,003
Snap-on, Inc.	31	8,981
Nordson Corp.	32	8,404
J.B. Hunt Transport Services, Inc.	48	8,272
Jabil, Inc.	67	8,029
CH Robinson Worldwide, Inc.	69	7,615
Allegion plc	52	7,578
A O Smith Corp.	71	6,378
Huntington Ingalls Industries, Inc.	23	6,081
Generac Holdings, Inc.*	36	5,720
Mohawk Industries, Inc.*	31	4,981
Total Industrial		2,117,358
Energy - 2.4%
Exxon Mobil Corp.	2,630	308,289
Chevron Corp.	1,007	148,301
ConocoPhillips	687	72,327

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Energy - 2.4% (continued)
EOG Resources, Inc.	337	$41,427
Schlumberger N.V.	841	35,280
Williams Companies, Inc.	722	32,959
Phillips 66	248	32,600
Marathon Petroleum Corp.	198	32,256
ONEOK, Inc.	346	31,531
Valero Energy Corp.	190	25,656
Kinder Morgan, Inc.	1,143	25,249
Hess Corp.	164	22,271
Baker Hughes Co.	588	21,256
Occidental Petroleum Corp.	399	20,564
Targa Resources Corp.	130	19,242
Diamondback Energy, Inc.	111	19,136
First Solar, Inc.*	63	15,715
Halliburton Co.	523	15,193
Devon Energy Corp.	371	14,514
Equities Corp.	352	12,897
Coterra Energy, Inc. — Class A	438	10,490
Enphase Energy, Inc.*	80	9,041
Marathon Oil Corp.	331	8,815
APA Corp.	219	5,357
Total Energy		980,366
Utilities - 1.7%
NextEra Energy, Inc.	1,216	102,788
Southern Co.	647	58,346
Duke Energy Corp.	457	52,692
Constellation Energy Corp.	185	48,104
American Electric Power Company, Inc.	315	32,319
Sempra	375	31,361
Dominion Energy, Inc.	497	28,722
Public Service Enterprise Group, Inc.	295	26,317
PG&E Corp.	1,265	25,009
Vistra Corp.	203	24,064
Exelon Corp.	592	24,006
Xcel Energy, Inc.	330	21,549
Consolidated Edison, Inc.	205	21,347
Edison International	229	19,944
WEC Energy Group, Inc.	187	17,986
American Water Works Company, Inc.	115	16,818
Entergy Corp.	127	16,714
DTE Energy Co.	123	15,794
PPL Corp.	437	14,456
Eversource Energy	212	14,427
Ameren Corp.	158	13,819
FirstEnergy Corp.	303	13,438
Atmos Energy Corp.	92	12,761
CMS Energy Corp.	177	12,501
CenterPoint Energy, Inc.	386	11,356
NRG Energy, Inc.	122	11,114
Alliant Energy Corp.	152	9,225
NiSource, Inc.	266	9,217
AES Corp.	421	8,445
Evergy, Inc.	136	8,433
Pinnacle West Capital Corp.	67	5,936
Total Utilities		729,008
Basic Materials - 1.3%
Linde plc	285	135,905
Sherwin-Williams Co.	137	52,289
Freeport-McMoRan, Inc.	851	42,482
Air Products and Chemicals, Inc.	132	39,302
Ecolab, Inc.	150	38,299
Newmont Corp.	679	36,293
Dow, Inc.	415	22,671
DuPont de Nemours, Inc.	247	22,010
Nucor Corp.	140	21,047
PPG Industries, Inc.	138	18,279
International Flavors & Fragrances, Inc.	151	15,844
LyondellBasell Industries N.V. — Class A	154	14,769
Steel Dynamics, Inc.	85	10,717
International Paper Co.	206	10,063
CF Industries Holdings, Inc.	107	9,181
Celanese Corp. — Class A	65	8,837
Eastman Chemical Co.	69	7,725
Albemarle Corp.	70	6,630
Mosaic Co.	189	5,061
FMC Corp.	74	4,880
Total Basic Materials		522,284
Total Common Stocks
(Cost $18,672,924)		28,827,307

MUTUAL FUNDS† - 9.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	202,415	2,028,198
Guggenheim Strategy Fund II1	78,932	1,957,502
Total Mutual Funds
(Cost $3,941,469)		3,985,700

	Face Amount
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	$610,000	609,292
4.85% due 12/12/24[3,4]	450,000	445,977
Total U.S. Treasury Bills
(Cost $1,054,851)		1,055,269

REPURCHASE AGREEMENTS††,5 - 19.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	4,394,671	4,394,671
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	3,629,794	3,629,794
Total Repurchase Agreements
(Cost $8,024,466)		8,024,465
Total Investments - 101.3%
(Cost $31,693,710)		$41,892,741
Other Assets & Liabilities, net - (1.3)%		(544,346)
Total Net Assets - 100.0%		$41,348,395

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	42	Dec 2024	$12,213,600	$213,121

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	1,883	$10,851,686	$63,959
BNP Paribas	S&P 500 Index	Pay	5.68% (Federal Funds Rate + 0.85%)	At Maturity	12/19/24	881	5,079,286	28,320
Barclays Bank plc	S&P 500 Index	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	871	5,018,696	25,733
							$20,949,668	$118,012

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,827,307	$—	$—	$28,827,307
Mutual Funds	3,985,700	—	—	3,985,700
U.S. Treasury Bills	—	1,055,269	—	1,055,269
Repurchase Agreements	—	8,024,465	—	8,024,465
Equity Futures Contracts**	213,121	—	—	213,121
Equity Index Swap Agreements**	—	118,012	—	118,012
Total Assets	$33,026,128	$9,197,746	$—	$42,223,874

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,933,823	$–	$–	$–	$23,679	$1,957,502	78,932	$82,887
Guggenheim Ultra Short Duration Fund — Institutional Class	1,993,787	–	–	–	34,411	2,028,198	202,415	78,264
	$3,927,610	$–	$–	$–	$58,090	$3,985,700		$161,151

Precious Metals Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.1%
Mining - 99.1%
Freeport-McMoRan, Inc.	63,975	$3,193,632
Newmont Corp.	50,887	2,719,910
Agnico Eagle Mines Ltd.	26,043	2,098,024
Barrick Gold Corp.	99,836	1,985,738
Wheaton Precious Metals Corp.	29,544	1,804,548
Gold Fields Ltd. ADR	85,538	1,313,008
Franco-Nevada Corp.	9,784	1,215,662
Kinross Gold Corp.	121,764	1,139,711
Anglogold Ashanti plc[1]	39,682	1,056,732
Royal Gold, Inc.	7,430	1,042,429
Alamos Gold, Inc. — Class A	49,303	983,102
Pan American Silver Corp.	45,120	941,654
Hecla Mining Co.	104,841	699,289
Osisko Gold Royalties Ltd.	35,025	648,313
Eldorado Gold Corp.*	36,452	633,171
Harmony Gold Mining Company Ltd. ADR	59,430	604,403
IAMGOLD Corp.*	109,646	573,449
Coeur Mining, Inc.*	76,461	526,052
Equinox Gold Corp.*	85,800	522,522
B2Gold Corp.	165,851	510,821
Sibanye Stillwater Ltd. ADR[1]	122,232	502,373
Sandstorm Gold Ltd.	76,230	457,380
First Majestic Silver Corp.[1]	74,670	448,020
MAG Silver Corp.*	29,541	414,756
Fortuna Mining Corp.*	87,738	406,227
SilverCrest Metals, Inc.*	43,828	405,409
Seabridge Gold, Inc.*	22,798	382,778
SSR Mining, Inc.*	63,767	362,197
New Gold, Inc.*	119,961	345,488
Silvercorp Metals, Inc.	78,259	341,992
Novagold Resources, Inc.*	80,858	331,518
Endeavour Silver Corp.*	74,592	293,892
Gatos Silver, Inc.*	18,992	286,399
McEwen Mining, Inc.*	23,320	216,876
Total Mining		29,407,475
Total Common Stocks
(Cost $16,596,009)		29,407,475

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$128,693	128,693
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	106,295	106,295
Total Repurchase Agreements
(Cost $234,988)		234,988

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	1,044,860	1,044,860
Total Securities Lending Collateral
(Cost $1,044,860)		1,044,860
Total Investments - 103.4%
(Cost $17,875,857)		$30,687,323
Other Assets & Liabilities, net - (3.4)%		(1,019,267)
Total Net Assets - 100.0%		$29,668,056

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,407,475	$—	$—	$29,407,475
Repurchase Agreements	—	234,988	—	234,988
Securities Lending Collateral	1,044,860	—	—	1,044,860
Total Assets	$30,452,335	$234,988	$—	$30,687,323

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.3%
REITs - 91.3%
REITs-Diversified - 22.1%
American Tower Corp. — Class A	1,080	$251,165
Equinix, Inc.	249	221,020
Digital Realty Trust, Inc.	1,108	179,308
Crown Castle, Inc.	1,467	174,030
VICI Properties, Inc.	4,243	141,334
Weyerhaeuser Co.	3,676	124,469
SBA Communications Corp.	512	123,238
Lamar Advertising Co. — Class A	681	90,982
Gaming and Leisure Properties, Inc.	1,711	88,031
WP Carey, Inc.	1,412	87,968
EPR Properties	950	46,588
PotlatchDeltic Corp.	994	44,780
Outfront Media, Inc.	2,211	40,638
Uniti Group, Inc.*	5,199	29,322
Total REITs-Diversified		1,642,873
REITs-Apartments - 11.8%
AvalonBay Communities, Inc.	600	135,150
Equity Residential	1,671	124,423
Invitation Homes, Inc.	3,048	107,472
Mid-America Apartment Communities, Inc.	643	102,173
Essex Property Trust, Inc.	329	97,193
UDR, Inc.	2,025	91,813
Camden Property Trust	706	87,212
American Homes 4 Rent — Class A	2,127	81,656
Independence Realty Trust, Inc.	2,510	51,455
Total REITs-Apartments		878,547
REITs-Health Care - 11.1%
Welltower, Inc.	1,666	213,298
Ventas, Inc.	1,919	123,065
Alexandria Real Estate Equities, Inc.	906	107,587
Healthpeak Properties, Inc.	4,241	96,992
Omega Healthcare Investors, Inc.	1,920	78,144
Healthcare Realty Trust, Inc.	3,327	60,385
CareTrust REIT, Inc.	1,705	52,616
Sabra Health Care REIT, Inc.	2,683	49,931
Medical Properties Trust, Inc.[1]	7,582	44,355
Total REITs-Health Care		826,373
REITs-Warehouse/Industries - 9.7%
Prologis, Inc.	2,053	259,253
Rexford Industrial Realty, Inc.	1,608	80,898
EastGroup Properties, Inc.	391	73,047
Americold Realty Trust, Inc.	2,380	67,283
First Industrial Realty Trust, Inc.	1,173	65,665
STAG Industrial, Inc.	1,668	65,202
Terreno Realty Corp.	903	60,347
LXP Industrial Trust	4,108	41,285
Total REITs-Warehouse/Industries		712,980
REITs-Storage - 8.3%
Public Storage	510	185,574
Extra Space Storage, Inc.	832	149,918
Iron Mountain, Inc.	1,206	143,309
CubeSmart	1,554	83,652
National Storage Affiliates Trust	1,148	55,334
Total REITs-Storage		617,787
REITs-Shopping Centers - 6.3%
Kimco Realty Corp.	4,039	93,786
Regency Centers Corp.	1,212	87,543
Federal Realty Investment Trust	640	73,581
Brixmor Property Group, Inc.	2,511	69,956
Kite Realty Group Trust	2,182	57,954
Phillips Edison & Company, Inc.	1,437	54,189
Retail Opportunity Investments Corp.	2,105	33,112
Total REITs-Shopping Centers		470,121
REITs-Office Property - 6.0%
BXP, Inc.	1,029	82,793
Vornado Realty Trust	1,660	65,404
Kilroy Realty Corp.	1,375	53,212
Cousins Properties, Inc.	1,733	51,089
SL Green Realty Corp.	730	50,815
Highwoods Properties, Inc.	1,359	45,540
Douglas Emmett, Inc.	2,404	42,238
JBG SMITH Properties	1,675	29,279
Hudson Pacific Properties, Inc.*	4,128	19,732
Total REITs-Office Property		440,102
REITs-Hotels - 4.3%
Host Hotels & Resorts, Inc.	4,809	84,638
Ryman Hospitality Properties, Inc.	513	55,014
Apple Hospitality REIT, Inc.	2,951	43,822
Park Hotels & Resorts, Inc.	2,848	40,157
Sunstone Hotel Investors, Inc.	3,387	34,954
DiamondRock Hospitality Co.	3,705	32,345
Pebblebrook Hotel Trust	2,310	30,561
Total REITs-Hotels		321,491
REITs-Single Tenant - 4.3%
Realty Income Corp.	2,845	180,430
NNN REIT, Inc.	1,481	71,814
Agree Realty Corp.	869	65,462
Total REITs-Single Tenant		317,706
REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	1,053	177,978
Macerich Co.	2,743	50,032
Tanger, Inc.	1,398	46,386
Total REITs-Regional Malls		274,396
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	709	95,821
Equity LifeStyle Properties, Inc.	1,147	81,827
Total REITs-Manufactured Homes		177,648
REITs-Single Tenant - 0.8%
Essential Properties Realty Trust, Inc.[1]	1,757	60,002
REITs-Shopping Centers - 0.5%
SITE Centers Corp.	588	35,574
Total REITs		6,775,600

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Real Estate - 6.1%
Real Estate Management/Services - 6.1%
CBRE Group, Inc. — Class A*	1,224	$152,364
CoStar Group, Inc.*	1,750	132,020
Jones Lang LaSalle, Inc.*	248	66,913
Cushman & Wakefield plc*	3,208	43,725
Redfin Corp.*	2,468	30,924
eXp World Holdings, Inc.	1,903	26,813
Total Real Estate Management/Services		452,759
Total Real Estate		452,759
Internet - 1.4%
E-Commerce/Services - 1.4%
Zillow Group, Inc. — Class C*	1,457	93,029
Opendoor Technologies, Inc.*	5,654	11,308
Total E-Commerce/Services		104,337
Total Internet		104,337
Telecommunications - 0.5%
Telecom Services - 0.5%
DigitalBridge Group, Inc.	2,656	37,529
Total Common Stocks
(Cost $4,659,308)		7,370,225

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$26,670	26,670
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	22,029	22,029
Total Repurchase Agreements
(Cost $48,699)		48,699

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	81,475	81,475
Total Securities Lending Collateral
(Cost $81,475)		81,475
Total Investments - 101.1%
(Cost $4,789,482)		$7,500,399
Other Assets & Liabilities, net - (1.1)%		(78,826)
Total Net Assets - 100.0%		$7,421,573

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,370,225	$—	$—	$7,370,225
Repurchase Agreements	—	48,699	—	48,699
Securities Lending Collateral	81,475	—	—	81,475
Total Assets	$7,451,700	$48,699	$—	$7,500,399

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 68.3%
Walmart, Inc.	1,419	$114,584
Costco Wholesale Corp.	120	106,382
Home Depot, Inc.	260	105,352
Lowe's Companies, Inc.	359	97,235
TJX Companies, Inc.	797	93,679
Carvana Co.*	399	69,470
O'Reilly Automotive, Inc.*	59	67,944
Target Corp.	419	65,305
Ross Stores, Inc.	376	56,592
Tractor Supply Co.	161	46,840
Williams-Sonoma, Inc.	248	38,420
Best Buy Company, Inc.	370	38,221
AutoZone, Inc.*	12	37,801
Genuine Parts Co.	261	36,457
Ulta Beauty, Inc.*	92	35,799
Dollar General Corp.	413	34,927
Dick's Sporting Goods, Inc.	157	32,766
Burlington Stores, Inc.*	123	32,408
Floor & Decor Holdings, Inc. — Class A*	251	31,167
Dollar Tree, Inc.*	433	30,449
CarMax, Inc.*	369	28,553
BJ's Wholesale Club Holdings, Inc.*	328	27,053
GameStop Corp. — Class A*	1,136	26,049
Bath & Body Works, Inc.	732	23,365
Murphy USA, Inc.	47	23,165
Lithia Motors, Inc. — Class A	72	22,870
Abercrombie & Fitch Co. — Class A*	153	21,405
Walgreens Boots Alliance, Inc.	2,277	20,402
RH*	59	19,731
Gap, Inc.	894	19,713
Ollie's Bargain Outlet Holdings, Inc.*	201	19,537
Boot Barn Holdings, Inc.*	115	19,237
AutoNation, Inc.*	107	19,145
Five Below, Inc.*	198	17,493
American Eagle Outfitters, Inc.	778	17,419
Macy's, Inc.	1,098	17,228
Signet Jewelers Ltd.	164	16,915
Academy Sports & Outdoors, Inc.	258	15,057
Nordstrom, Inc.	618	13,899
Urban Outfitters, Inc.*	352	13,485
Foot Locker, Inc.*	491	12,687
Kohl's Corp.	588	12,407
Advance Auto Parts, Inc.	317	12,360
Victoria's Secret & Co.*	474	12,182
National Vision Holdings, Inc.*	701	7,648
Leslie's, Inc.*	1,833	5,792
Total Retail		1,636,595
Internet - 26.7%
Amazon.com, Inc.*	1,190	221,733
PDD Holdings, Inc. ADR*	635	85,604
JD.com, Inc. ADR	1,500	60,000
Alibaba Group Holding Ltd. ADR	557	59,109
MercadoLibre, Inc.*	23	47,195
eBay, Inc.	709	46,163
Coupang, Inc.*	1,875	46,031
Chewy, Inc. — Class A*	863	25,277
Wayfair, Inc. — Class A*	426	23,933
Etsy, Inc.*	353	19,602
Beyond, Inc.*	524	5,282
Total Internet		639,929
Distribution & Wholesale - 2.4%
Pool Corp.	85	32,028
LKQ Corp.	658	26,268
Total Distribution & Wholesale		58,296
Software - 1.3%
Global-e Online Ltd*	808	31,059
Commercial Services - 0.8%
Valvoline, Inc.*	459	19,209
Total Common Stocks
(Cost $936,382)		2,385,088

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.2%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$15,560	15,560
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	12,852	12,852
Total Repurchase Agreements
(Cost $28,412)		28,412
Total Investments - 100.7%
(Cost $964,794)		$2,413,500
Other Assets & Liabilities, net - (0.7)%		(17,005)
Total Net Assets - 100.0%		$2,396,495

*	Non-income producing security.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,385,088	$—	$—	$2,385,088
Repurchase Agreements	—	28,412	—	28,412
Total Assets	$2,385,088	$28,412	$—	$2,413,500

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3%
Financial - 8.3%
FTAI Aviation Ltd.	44	$5,848
SouthState Corp.	33	3,207
Jackson Financial, Inc. — Class A	33	3,010
Essent Group Ltd.	45	2,893
Hamilton Lane, Inc. — Class A	17	2,863
Terreno Realty Corp. REIT	42	2,807
Ryman Hospitality Properties, Inc. REIT	25	2,681
Essential Properties Realty Trust, Inc. REIT	76	2,595
Mr Cooper Group, Inc.*	28	2,581
Old National Bancorp	137	2,556
Cadence Bank	79	2,516
Kite Realty Group Trust REIT	94	2,497
Selective Insurance Group, Inc.	26	2,426
Glacier Bancorp, Inc.	50	2,285
Piper Sandler Cos.	8	2,270
Radian Group, Inc.	65	2,255
Home BancShares, Inc.	81	2,194
Moelis & Co. — Class A	31	2,124
United Bankshares, Inc.	57	2,115
First Financial Bankshares, Inc.	57	2,110
SL Green Realty Corp. REIT	29	2,019
Independence Realty Trust, Inc. REIT	98	2,009
Phillips Edison & Company, Inc. REIT	53	1,999
UMB Financial Corp.	19	1,997
Hancock Whitney Corp.	38	1,944
Enstar Group Ltd.*	6	1,929
MARA Holdings, Inc.*	118	1,914
Sabra Health Care REIT, Inc.	100	1,861
CareTrust REIT, Inc.	59	1,821
Ameris Bancorp	29	1,809
ServisFirst Bancshares, Inc.	22	1,770
Macerich Co. REIT	94	1,715
HA Sustainable Infrastructure Capital, Inc.	49	1,689
Valley National Bancorp	186	1,685
Innovative Industrial Properties, Inc. REIT	12	1,615
Walker & Dunlop, Inc.	14	1,590
CNO Financial Group, Inc.	45	1,579
PotlatchDeltic Corp. REIT	35	1,577
Broadstone Net Lease, Inc. REIT	82	1,554
StepStone Group, Inc. — Class A	27	1,534
Tanger, Inc. REIT	46	1,526
National Health Investors, Inc. REIT	18	1,513
United Community Banks, Inc.	52	1,512
Axos Financial, Inc.*	24	1,509
COPT Defense Properties REIT	49	1,486
First BanCorp	70	1,482
Atlantic Union Bankshares Corp.	39	1,469
Apple Hospitality REIT, Inc.	98	1,455
Baldwin Insurance Group, Inc. — Class A*	29	1,444
BGC Group, Inc. — Class A	157	1,441
Texas Capital Bancshares, Inc.*	20	1,429
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	75	1,426
Fulton Financial Corp.	78	1,414
NMI Holdings, Inc. — Class A*	34	1,400
Associated Banc-Corp.	65	1,400
Eastern Bankshares, Inc.	84	1,377
International Bancshares Corp.	23	1,375
PennyMac Financial Services, Inc.	12	1,368
Cushman & Wakefield plc*	100	1,363
Community Financial System, Inc.	23	1,336
PJT Partners, Inc. — Class A	10	1,333
WSFS Financial Corp.	26	1,326
Upstart Holdings, Inc.*,1	33	1,320
Cathay General Bancorp	30	1,288
Genworth Financial, Inc. — Class A*	186	1,274
LXP Industrial Trust REIT	126	1,266
Arbor Realty Trust, Inc. REIT[1]	80	1,245
New York Community Bancorp, Inc.	110	1,235
Douglas Emmett, Inc. REIT	70	1,230
SITE Centers Corp. REIT	20	1,210
Bancorp, Inc.*	22	1,177
Outfront Media, Inc. REIT	64	1,176
Four Corners Property Trust, Inc. REIT	40	1,172
Artisan Partners Asset Management, Inc. — Class A	27	1,170
BankUnited, Inc.	32	1,166
Simmons First National Corp. — Class A	54	1,163
McGrath RentCorp	11	1,158
Burford Capital Ltd.	87	1,154
Cohen & Steers, Inc.	12	1,151
Urban Edge Properties REIT	52	1,112
Bank of Hawaii Corp.	17	1,067
Independent Bank Corp.	18	1,064
Bread Financial Holdings, Inc.	22	1,047
First Interstate BancSystem, Inc. — Class A	34	1,043
Palomar Holdings, Inc.*	11	1,041
First Financial Bancorp	41	1,034
Acadia Realty Trust REIT	44	1,033
Pacific Premier Bancorp, Inc.	41	1,031
TowneBank	31	1,025
Heartland Financial USA, Inc.	18	1,021
CVB Financial Corp.	57	1,016
WaFd, Inc.	29	1,011
Park National Corp.	6	1,008
Provident Financial Services, Inc.	54	1,002
Victory Capital Holdings, Inc. — Class A	18	997
StoneX Group, Inc.*	12	983
Compass, Inc. — Class A*	158	965
Seacoast Banking Corporation of Florida	36	959
BancFirst Corp.	9	947
American Healthcare REIT, Inc.	36	940
St. Joe Co.	16	933
First Merchants Corp.	25	930
Core Scientific, Inc.*	78	925
Independent Bank Group, Inc.	16	923

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Financial - 8.3% (continued)
Enova International, Inc.*	11	$922
Equity Commonwealth REIT*	46	915
Sunstone Hotel Investors, Inc. REIT	88	908
Newmark Group, Inc. — Class A	58	901
OFG Bancorp	20	898
Stewart Information Services Corp.	12	897
Cleanspark, Inc.*	96	897
Banner Corp.	15	893
Goosehead Insurance, Inc. — Class A*	10	893
NBT Bancorp, Inc.	20	885
Banc of California, Inc.	60	884
Renasant Corp.	27	877
Riot Platforms, Inc.*,1	118	875
Retail Opportunity Investments Corp. REIT	54	849
Trustmark Corp.	26	827
InvenTrust Properties Corp. REIT	29	823
Enterprise Financial Services Corp.	16	820
Triumph Financial, Inc.*	10	795
DiamondRock Hospitality Co. REIT	91	794
Mercury General Corp.	12	756
First Commonwealth Financial Corp.	44	755
Farmer Mac — Class C	4	750
WesBanco, Inc.	25	744
Bank of NT Butterfield & Son Ltd.	20	738
Northwest Bancshares, Inc.	55	736
Global Net Lease, Inc. REIT	87	733
Pathward Financial, Inc.	11	726
Lakeland Financial Corp.	11	716
S&T Bancorp, Inc.	17	713
Live Oak Bancshares, Inc.	15	711
First Bancorp	17	707
Pagseguro Digital Ltd. — Class A*	82	706
City Holding Co.	6	704
FB Financial Corp.	15	704
LTC Properties, Inc. REIT	19	697
Pebblebrook Hotel Trust REIT	52	688
Stock Yards Bancorp, Inc.	11	682
Nelnet, Inc. — Class A	6	680
National Bank Holdings Corp. — Class A	16	674
Elme Communities REIT	38	668
Getty Realty Corp. REIT	21	668
Skyward Specialty Insurance Group, Inc.*	16	652
Xenia Hotels & Resorts, Inc. REIT	44	650
Hilltop Holdings, Inc.	20	643
Empire State Realty Trust, Inc. — Class A REIT	58	643
Compass Diversified Holdings	29	642
Redfin Corp.*	51	639
JBG SMITH Properties REIT	36	629
Horace Mann Educators Corp.	18	629
Virtus Investment Partners, Inc.	3	628
Hope Bancorp, Inc.	50	628
Two Harbors Investment Corp. REIT	45	625
SiriusPoint Ltd.*	43	617
Alexander & Baldwin, Inc. REIT	32	614
Veris Residential, Inc. REIT	34	607
RLJ Lodging Trust REIT	66	606
Veritex Holdings, Inc.	23	605
Customers Bancorp, Inc.*	13	604
WisdomTree, Inc.	60	599
First Busey Corp.	23	598
TriCo Bancshares	14	597
Sandy Spring Bancorp, Inc.	19	596
Trupanion, Inc.*	14	588
Uniti Group, Inc. REIT*	103	581
Safehold, Inc. REIT	22	577
Nicolet Bankshares, Inc.	6	574
Easterly Government Properties, Inc. REIT	42	570
Apollo Commercial Real Estate Finance, Inc. REIT	62	570
Ladder Capital Corp. — Class A REIT	49	568
American Assets Trust, Inc. REIT	21	561
Apartment Investment and Management Co. — Class A REIT*	62	560
MFA Financial, Inc. REIT	44	560
Chimera Investment Corp. REIT	35	554
UMH Properties, Inc. REIT	28	551
Stellar Bancorp, Inc.	21	544
Westamerica BanCorp	11	544
PennyMac Mortgage Investment Trust REIT	38	542
Kennedy-Wilson Holdings, Inc.	49	542
LendingClub Corp.*	47	537
Piedmont Office Realty Trust, Inc. — Class A REIT	53	535
Ready Capital Corp. REIT	70	534
Navient Corp.	34	530
NETSTREIT Corp.	32	529
Employers Holdings, Inc.	11	528
QCR Holdings, Inc.	7	518
Berkshire Hills Bancorp, Inc.	19	512
eXp World Holdings, Inc.	35	493
Safety Insurance Group, Inc.	6	491
1st Source Corp.	8	479
Encore Capital Group, Inc.*	10	473
Enact Holdings, Inc.	13	472
Terawulf, Inc.*	100	468
German American Bancorp, Inc.	12	465
OceanFirst Financial Corp.	25	465
Ellington Financial, Inc. REIT	36	464
Cannae Holdings, Inc.	24	457
Franklin BSP Realty Trust, Inc. REIT	35	457
Peoples Bancorp, Inc.	15	451
Perella Weinberg Partners	23	444
Redwood Trust, Inc. REIT	57	441
NexPoint Residential Trust, Inc. REIT	10	440
Dime Community Bancshares, Inc.	15	432
Hut 8 Corp.*	35	429
ARMOUR Residential REIT, Inc.	21	428
HCI Group, Inc.	4	428

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Financial - 8.3% (continued)
Centerspace REIT	6	$423
Origin Bancorp, Inc.	13	418
First Bancshares, Inc.	13	418
FTAI Infrastructure, Inc.	44	412
Preferred Bank/Los Angeles CA	5	401
Southside Bancshares, Inc.	12	401
ConnectOne Bancorp, Inc.	16	401
Diversified Healthcare Trust REIT	95	398
Brandywine Realty Trust REIT	73	397
Marcus & Millichap, Inc.	10	396
Paramount Group, Inc. REIT*	80	394
First Mid Bancshares, Inc.	10	389
AMERISAFE, Inc.	8	387
Plymouth Industrial REIT, Inc.	17	384
Brookline Bancorp, Inc.	38	383
PRA Group, Inc.*	17	380
Fidelis Insurance Holdings Ltd.	21	379
Burke & Herbert Financial Services Corp.	6	366
Bank First Corp.	4	363
Lemonade, Inc.*	22	363
F&G Annuities & Life, Inc.	8	358
Dynex Capital, Inc. REIT	28	357
Central Pacific Financial Corp.	12	354
Premier Financial Corp.	15	352
Byline Bancorp, Inc.	13	348
Community Trust Bancorp, Inc.	7	348
Tompkins Financial Corp.	6	347
Univest Financial Corp.	12	338
CrossFirst Bankshares, Inc.*	20	334
ProAssurance Corp.*	22	331
Hamilton Insurance Group Ltd. — Class B*	17	329
Heritage Financial Corp.	15	327
Service Properties Trust REIT	71	324
Summit Hotel Properties, Inc. REIT	46	316
NB Bancorp, Inc.*	17	315
Capitol Federal Financial, Inc.	54	315
Merchants Bancorp	7	315
Armada Hoffler Properties, Inc. REIT	29	314
BrightSpire Capital, Inc. REIT	56	314
KKR Real Estate Finance Trust, Inc. REIT	25	309
Mercantile Bank Corp.	7	306
Brightsphere Investment Group, Inc.	12	305
First Community Bankshares, Inc.	7	302
Independent Bank Corp.	9	300
Old Second Bancorp, Inc.	19	296
Horizon Bancorp, Inc.	19	295
Eagle Bancorp, Inc.	13	294
Cipher Mining, Inc.*	75	290
Orrstown Financial Services, Inc.	8	288
Whitestone REIT — Class B	21	284
Hudson Pacific Properties, Inc. REIT*	59	282
Brookfield Business Corp. — Class A	11	279
Amerant Bancorp, Inc.	13	278
Claros Mortgage Trust, Inc.	37	277
Gladstone Commercial Corp. REIT	17	276
Universal Health Realty Income Trust REIT	6	275
Coastal Financial Corp.*	5	270
Patria Investments Ltd. — Class A	24	268
TrustCo Bank Corporation NY	8	265
Metropolitan Bank Holding Corp.*	5	263
Republic Bancorp, Inc. — Class A	4	261
International Money Express, Inc.*	14	259
Global Medical REIT, Inc.	26	258
Heritage Commerce Corp.	26	257
Business First Bancshares, Inc.	10	257
CBL & Associates Properties, Inc. REIT	10	252
Amalgamated Financial Corp.	8	251
Camden National Corp.	6	248
New York Mortgage Trust, Inc. REIT	39	247
Equity Bancshares, Inc. — Class A	6	245
Metrocity Bankshares, Inc.	8	245
Hingham Institution For Savings	1	243
Alexander's, Inc. REIT	1	242
Farmers National Banc Corp.	16	242
Hanmi Financial Corp.	13	242
World Acceptance Corp.*	2	236
LendingTree, Inc.*	4	232
Northeast Bank	3	231
Investors Title Co.	1	230
Great Southern Bancorp, Inc.	4	229
Real Brokerage, Inc.*	41	228
Southern Missouri Bancorp, Inc.	4	226
Washington Trust Bancorp, Inc.	7	225
Universal Insurance Holdings, Inc.	10	221
HarborOne Bancorp, Inc.	17	221
First Financial Corp.	5	219
Peakstone Realty Trust REIT	16	218
Community Healthcare Trust, Inc. REIT	12	218
CNB Financial Corp.	9	217
NerdWallet, Inc. — Class A*	17	216
Tiptree, Inc. — Class A	11	215
Anywhere Real Estate, Inc.*	42	213
TPG RE Finance Trust, Inc. REIT	25	213
Ambac Financial Group, Inc.*	19	213
Capital City Bank Group, Inc.	6	212
Saul Centers, Inc. REIT	5	210
Gladstone Land Corp. REIT	15	208
Five Star Bancorp	7	208
Columbia Financial, Inc.*	12	205
HomeTrust Bancshares, Inc.	6	204
SmartFinancial, Inc.	7	204
GCM Grosvenor, Inc. — Class A	18	204
Midland States Bancorp, Inc.	9	201
Arrow Financial Corp.	7	201
Farmland Partners, Inc. REIT	19	199
Northfield Bancorp, Inc.	17	197
Invesco Mortgage Capital, Inc. REIT	21	197

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Financial - 8.3% (continued)
Esquire Financial Holdings, Inc.	3	$196
One Liberty Properties, Inc. REIT	7	193
P10, Inc. — Class A	18	193
Peapack-Gladstone Financial Corp.	7	192
CTO Realty Growth, Inc. REIT	10	190
Orchid Island Capital, Inc. REIT	23	189
United Fire Group, Inc.	9	188
Peoples Financial Services Corp.	4	188
Bar Harbor Bankshares	6	185
NET Lease Office Properties REIT	6	184
Alerus Financial Corp.	8	183
Shore Bancshares, Inc.	13	182
FRP Holdings, Inc.*	6	179
Bit Digital, Inc.*	51	179
Mid Penn Bancorp, Inc.	6	179
Chatham Lodging Trust REIT	21	179
Financial Institutions, Inc.	7	178
RMR Group, Inc. — Class A	7	178
Flushing Financial Corp.	12	175
ACNB Corp.	4	175
Carter Bankshares, Inc.*	10	174
Sierra Bancorp	6	173
MidWestOne Financial Group, Inc.	6	171
South Plains Financial, Inc.	5	170
Farmers & Merchants Bancorp Incorporated/Archbold OH	6	166
Kearny Financial Corp.	24	165
Greenlight Capital Re Ltd. — Class A*	12	164
Diamond Hill Investment Group, Inc.	1	162
RBB Bancorp	7	161
Ares Commercial Real Estate Corp. REIT	23	161
Hippo Holdings, Inc.*	9	152
Root, Inc. — Class A*	4	151
First Foundation, Inc.	23	143
Northrim BanCorp, Inc.	2	142
Bank of Marin Bancorp	7	141
First Internet Bancorp	4	137
First Bank/Hamilton NJ	9	137
First Business Financial Services, Inc.	3	137
Legacy Housing Corp.*	5	137
Community West Bancshares	7	135
Third Coast Bancshares, Inc.*	5	134
Home Bancorp, Inc.	3	134
FS Bancorp, Inc.	3	133
Industrial Logistics Properties Trust REIT	28	133
California BanCorp*	9	133
West BanCorp, Inc.	7	133
Northeast Community Bancorp, Inc.	5	132
Postal Realty Trust, Inc. — Class A REIT	9	132
First Bancorp, Inc.	5	132
HBT Financial, Inc.	6	131
Regional Management Corp.	4	131
Enterprise Bancorp, Inc.	4	128
Bridgewater Bancshares, Inc.*	9	128
HomeStreet, Inc.*	8	126
Selectquote, Inc.*	58	126
Civista Bancshares, Inc.	7	125
NewtekOne, Inc.	10	125
Southern States Bancshares, Inc.	4	123
Heritage Insurance Holdings, Inc.*	10	122
Orange County Bancorp, Inc.	2	121
Dave, Inc.*	3	120
BayCom Corp.	5	119
Citizens & Northern Corp.	6	118
Citizens Financial Services, Inc.	2	117
First of Long Island Corp.	9	116
American Coastal Insurance Corp.*	10	113
Primis Financial Corp.	9	110
Colony Bankcorp, Inc.	7	109
Chicago Atlantic Real Estate Finance, Inc. REIT	7	108
Parke Bancorp, Inc.	5	104
Red River Bancshares, Inc.	2	104
Donegal Group, Inc. — Class A	7	103
Guaranty Bancshares, Inc.	3	103
Waterstone Financial, Inc.	7	103
Capital Bancorp, Inc.	4	103
Southern First Bancshares, Inc.*	3	102
Unity Bancorp, Inc.	3	102
RE/MAX Holdings, Inc. — Class A*	8	100
City Office REIT, Inc.	17	99
John Marshall Bancorp, Inc.	5	99
Fidelity D&D Bancorp, Inc.	2	99
MVB Financial Corp.	5	97
Orion Office REIT, Inc.	24	96
Onity Group, Inc.*	3	96
PCB Bancorp	5	94
Ponce Financial Group, Inc.*	8	93
ChoiceOne Financial Services, Inc.	3	93
Greene County Bancorp, Inc.	3	93
Blue Foundry Bancorp*	9	92
FVCBankcorp, Inc.*	7	91
Alpine Income Property Trust, Inc. REIT	5	91
Timberland Bancorp, Inc.	3	91
AG Mortgage Investment Trust, Inc. REIT	12	90
Bankwell Financial Group, Inc.	3	90
Braemar Hotels & Resorts, Inc. REIT	29	90
BRT Apartments Corp. REIT	5	88
James River Group Holdings Ltd.	14	88
NexPoint Diversified Real Estate Trust REIT	14	87
Middlefield Banc Corp.	3	86
Bowhead Specialty Holdings, Inc.*	3	84
Virginia National Bankshares Corp.	2	83
Star Holdings*	6	83
Norwood Financial Corp.	3	83
Seven Hills Realty Trust REIT	6	83
Plumas Bancorp	2	82

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Financial - 8.3% (continued)
Oak Valley Bancorp	3	$80
Velocity Financial, Inc.*	4	78
Investar Holding Corp.	4	78
ESSA Bancorp, Inc.	4	77
Crawford & Co. — Class A	7	77
USCB Financial Holdings, Inc.	5	76
Provident Bancorp, Inc.*	7	76
LCNB Corp.	5	75
Bank7 Corp.	2	75
Franklin Street Properties Corp. REIT	42	74
BCB Bancorp, Inc.	6	74
Princeton Bancorp, Inc.	2	74
Ames National Corp.	4	73
AFC Gamma, Inc. REIT	7	71
Atlanticus Holdings Corp.*	2	70
Granite Point Mortgage Trust, Inc. REIT	22	70
Silvercrest Asset Management Group, Inc. — Class A	4	69
MBIA, Inc.	19	68
First Financial Northwest, Inc.	3	68
Maui Land & Pineapple Company, Inc.*	3	67
Maiden Holdings Ltd.*	38	67
Forge Global Holdings, Inc.*	50	65
Medallion Financial Corp.	8	65
LINKBANCORP, Inc.	10	64
Nexpoint Real Estate Finance, Inc. REIT	4	63
First Western Financial, Inc.*	3	60
National Bankshares, Inc.	2	60
AlTi Global, Inc.*	15	56
Sky Harbour Group Corp.*	5	55
Pioneer Bancorp, Inc.*	5	55
Angel Oak Mortgage REIT, Inc.	5	52
Stratus Properties, Inc.*	2	52
Paysign, Inc.*	14	51
Peoples Bancorp of North Carolina, Inc.	2	51
Kingsway Financial Services, Inc.*	6	50
Chemung Financial Corp.	1	48
B Riley Financial, Inc.*	9	47
NI Holdings, Inc.*	3	47
Sterling Bancorp, Inc.*	9	41
Strawberry Fields REIT, Inc.	3	38
OppFi, Inc.	8	38
Consumer Portfolio Services, Inc.*	4	38
Transcontinental Realty Investors, Inc.*	1	29
Sunrise Realty Trust, Inc. REIT	2	29
Clipper Realty, Inc. REIT	5	29
Offerpad Solutions, Inc.*	5	20
GoHealth, Inc. — Class A*	2	19
American Realty Investors, Inc.*	1	18
SWK Holdings Corp.*	1	17
Roadzen, Inc.*	7	8
Total Financial		280,939
Consumer, Non-cyclical - 8.2%
Vaxcyte, Inc.*	52	5,942
Insmed, Inc.*	68	4,964
Sprouts Farmers Market, Inc.*	44	4,858
Ensign Group, Inc.	24	3,452
Lantheus Holdings, Inc.*	30	3,293
Halozyme Therapeutics, Inc.*	54	3,091
HealthEquity, Inc.*	37	3,028
REVOLUTION Medicines, Inc.*	66	2,993
Glaukos Corp.*	21	2,736
Cytokinetics, Inc.*	49	2,587
Blueprint Medicines Corp.*	27	2,497
Merit Medical Systems, Inc.*	25	2,471
Option Care Health, Inc.*	74	2,316
Brink's Co.	20	2,313
TransMedics Group, Inc.*	14	2,198
Avidity Biosciences, Inc.*	47	2,159
RadNet, Inc.*	29	2,012
Krystal Biotech, Inc.*	11	2,002
Verra Mobility Corp.*	72	2,002
Alkermes plc*	71	1,987
ADMA Biologics, Inc.*	97	1,939
Herc Holdings, Inc.	12	1,913
Integer Holdings Corp.*	14	1,820
Oscar Health, Inc. — Class A*	85	1,803
Haemonetics Corp.*	22	1,768
Crinetics Pharmaceuticals, Inc.*	34	1,737
Korn Ferry	23	1,731
Primo Water Corp.	68	1,717
Madrigal Pharmaceuticals, Inc.*	8	1,698
Biohaven Ltd.*	33	1,649
ICU Medical, Inc.*	9	1,640
Stride, Inc.*	19	1,621
Corcept Therapeutics, Inc.*	35	1,620
Select Medical Holdings Corp.	46	1,604
Lancaster Colony Corp.	9	1,589
Arcellx, Inc.*	19	1,587
Prestige Consumer Healthcare, Inc.*	22	1,586
Neogen Corp.*	94	1,580
Denali Therapeutics, Inc.*	54	1,573
Bridgebio Pharma, Inc.*	61	1,553
WD-40 Co.	6	1,547
Nuvalent, Inc. — Class A*	15	1,534
Axonics, Inc.*	22	1,531
PROCEPT BioRobotics Corp.*	18	1,442
Axsome Therapeutics, Inc.*	16	1,438
ABM Industries, Inc.	27	1,425
CBIZ, Inc.*	21	1,413
Insperity, Inc.	16	1,408
TG Therapeutics, Inc.*	60	1,403
StoneCo Ltd. — Class A*	124	1,396
TriNet Group, Inc.	14	1,358
Amicus Therapeutics, Inc.*	127	1,356
Simply Good Foods Co.*	39	1,356
Alight, Inc. — Class A*	183	1,354
Cal-Maine Foods, Inc.	18	1,347
ICF International, Inc.	8	1,334
CorVel Corp.*	4	1,307
Adtalem Global Education, Inc.*	17	1,283
LivaNova plc*	24	1,261
Rhythm Pharmaceuticals, Inc.*	24	1,257
Dyne Therapeutics, Inc.*	35	1,257
PTC Therapeutics, Inc.*	33	1,224
J & J Snack Foods Corp.	7	1,205
Tandem Diabetes Care, Inc.*	28	1,187
Guardant Health, Inc.*	51	1,170
Alarm.com Holdings, Inc.*	21	1,148
Ideaya Biosciences, Inc.*	36	1,140
Geron Corp.*	250	1,135

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Consumer, Non-cyclical - 8.2% (continued)
Twist Bioscience Corp.*	25	$1,130
Protagonist Therapeutics, Inc.*	25	1,125
Veracyte, Inc.*	33	1,123
Agios Pharmaceuticals, Inc.*	25	1,111
Astrana Health, Inc.*	19	1,101
Myriad Genetics, Inc.*	39	1,068
Surgery Partners, Inc.*	33	1,064
iRhythm Technologies, Inc.*	14	1,039
Inter Parfums, Inc.	8	1,036
Iovance Biotherapeutics, Inc.*	110	1,033
Arrowhead Pharmaceuticals, Inc.*	52	1,007
Marqeta, Inc. — Class A*	201	989
Laureate Education, Inc. — Class A	58	963
SpringWorks Therapeutics, Inc.*	30	961
Catalyst Pharmaceuticals, Inc.*	48	954
Celldex Therapeutics, Inc.*	28	952
UFP Technologies, Inc.*	3	950
EVERTEC, Inc.	28	949
Inari Medical, Inc.*	23	949
Vector Group Ltd.	63	940
Apogee Therapeutics, Inc.*	16	940
CONMED Corp.	13	935
Addus HomeCare Corp.*	7	931
Payoneer Global, Inc.*	123	926
Strategic Education, Inc.	10	926
Kymera Therapeutics, Inc.*	19	899
Vericel Corp.*	21	887
TreeHouse Foods, Inc.*	21	882
PROG Holdings, Inc.	18	873
Omnicell, Inc.*	20	872
Huron Consulting Group, Inc.*	8	870
Intellia Therapeutics, Inc.*	42	863
Flywire Corp.*	52	852
Remitly Global, Inc.*	63	844
LeMaitre Vascular, Inc.	9	836
Summit Therapeutics, Inc.*	38	832
Akero Therapeutics, Inc.*	29	832
Edgewise Therapeutics, Inc.*	31	827
Amphastar Pharmaceuticals, Inc.*	17	825
Graham Holdings Co. — Class B	1	822
NeoGenomics, Inc.*	55	811
Beam Therapeutics, Inc.*	33	809
ACADIA Pharmaceuticals, Inc.*	52	800
STAAR Surgical Co.*	21	780
John Wiley & Sons, Inc. — Class A	16	772
Novavax, Inc.*	61	770
Patterson Companies, Inc.	35	764
Edgewell Personal Care Co.	21	763
Keros Therapeutics, Inc.*	13	755
CG oncology, Inc.*	20	755
Vera Therapeutics, Inc.*	17	751
RxSight, Inc.*	15	741
Upbound Group, Inc.	23	736
MannKind Corp.*	115	723
Central Garden & Pet Co. — Class A*	23	722
Novocure Ltd.*	46	719
Immunovant, Inc.*	25	713
Andersons, Inc.	14	702
Ligand Pharmaceuticals, Inc. — Class B*	7	701
GEO Group, Inc.*	54	694
LiveRamp Holdings, Inc.*	28	694
Syndax Pharmaceuticals, Inc.*	36	693
Arvinas, Inc.*	28	690
Ardelyx, Inc.*	100	689
CareDx, Inc.*	22	687
Supernus Pharmaceuticals, Inc.*	22	686
PACS Group, Inc.*	17	679
Teladoc Health, Inc.*	74	679
Recursion Pharmaceuticals, Inc. — Class A*	103	679
AMN Healthcare Services, Inc.*	16	678
BioCryst Pharmaceuticals, Inc.*	89	676
Mirum Pharmaceuticals, Inc.*	17	663
Cimpress plc*	8	655
Dynavax Technologies Corp.*	57	635
Chefs' Warehouse, Inc.*	15	630
National Healthcare Corp.	5	629
Perdoceo Education Corp.	28	623
Progyny, Inc.*	37	620
Helen of Troy Ltd.*	10	619
Viridian Therapeutics, Inc.*	27	614
CoreCivic, Inc.*	48	607
Kura Oncology, Inc.*	31	606
US Physical Therapy, Inc.	7	592
Harrow, Inc.*	13	584
Nurix Therapeutics, Inc.*	26	584
Ocular Therapeutix, Inc.*	67	583
Inmode Ltd.*	34	576
Amneal Pharmaceuticals, Inc.*	69	574
Brookdale Senior Living, Inc. — Class A*	83	564
AtriCure, Inc.*	20	561
Janux Therapeutics, Inc.*	12	545
Collegium Pharmaceutical, Inc.*	14	541
Universal Corp.	10	531
Cassava Sciences, Inc.*	18	530
Quanex Building Products Corp.	19	527
Integra LifeSciences Holdings Corp.*	29	527
Tarsus Pharmaceuticals, Inc.*	16	526
CRA International, Inc.	3	526
Avadel Pharmaceuticals plc*	40	525
Xencor, Inc.*	26	523
agilon health, Inc.*	133	523
Dole plc	32	521
Harmony Biosciences Holdings, Inc.*	13	520
Owens & Minor, Inc.*	33	518
Rocket Pharmaceuticals, Inc.*	28	517
Soleno Therapeutics, Inc.*	10	505
MGP Ingredients, Inc.	6	499
Arlo Technologies, Inc.*	41	497
Utz Brands, Inc.	28	496
AdaptHealth Corp.*	44	494
Kforce, Inc.	8	492
Vital Farms, Inc.*	14	491
Neumora Therapeutics, Inc.*	37	489
Transcat, Inc.*	4	483
Weis Markets, Inc.	7	482
Vita Coco Company, Inc.*	17	481
Avanos Medical, Inc.*	20	481
WK Kellogg Co.	28	479
ANI Pharmaceuticals, Inc.*	8	477

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Consumer, Non-cyclical - 8.2% (continued)
National Beverage Corp.	10	$469
Coursera, Inc.*	59	468
Longboard Pharmaceuticals, Inc.*	14	467
Pennant Group, Inc.*	13	464
Innoviva, Inc.*	24	463
Artivion, Inc.*	17	453
Travere Therapeutics, Inc.*	32	448
Ingles Markets, Inc. — Class A	6	448
Fresh Del Monte Produce, Inc.	15	443
Spyre Therapeutics, Inc.*	15	441
First Advantage Corp.*	22	437
Cogent Biosciences, Inc.*	40	432
Arcutis Biotherapeutics, Inc.*	46	428
Aurinia Pharmaceuticals, Inc.*	58	425
United Natural Foods, Inc.*	25	420
Pediatrix Medical Group, Inc.*	36	417
Barrett Business Services, Inc.	11	413
Praxis Precision Medicines, Inc.*	7	403
Kiniksa Pharmaceuticals International plc*	16	400
Maravai LifeSciences Holdings, Inc. — Class A*	48	399
Krispy Kreme, Inc.	37	397
BrightView Holdings, Inc.*	25	393
Evolus, Inc.*	24	389
Enliven Therapeutics, Inc.*	15	383
Legalzoom.com, Inc.*	60	381
John B Sanfilippo & Son, Inc.	4	377
BioLife Solutions, Inc.*	15	376
Monro, Inc.	13	375
Driven Brands Holdings, Inc.*	26	371
Deluxe Corp.	19	370
PetIQ, Inc.*	12	369
Cullinan Therapeutics, Inc.*	22	368
Arcus Biosciences, Inc.*	24	367
LifeStance Health Group, Inc.*	52	364
Healthcare Services Group, Inc.*	32	357
Applied Therapeutics, Inc.*	42	357
Embecta Corp.	25	353
Heidrick & Struggles International, Inc.	9	350
Disc Medicine, Inc.*	7	344
BrightSpring Health Services, Inc.*	23	338
Hain Celestial Group, Inc.*	39	336
SpartanNash Co.	15	336
Community Health Systems, Inc.*	55	334
Viad Corp.*	9	322
Immunome, Inc.*	22	322
Repay Holdings Corp.*	39	318
Paysafe Ltd.*	14	314
Castle Biosciences, Inc.*	11	314
Herbalife Ltd.*	43	309
MiMedx Group, Inc.*	52	307
Avid Bioservices, Inc.*	27	307
Day One Biopharmaceuticals, Inc.*	22	306
Udemy, Inc.*	41	305
ARS Pharmaceuticals, Inc.*	21	305
Relay Therapeutics, Inc.*	43	304
Turning Point Brands, Inc.	7	302
B&G Foods, Inc.	34	302
Matthews International Corp. — Class A	13	302
AnaptysBio, Inc.*	9	302
Zymeworks, Inc.*	24	301
Prothena Corporation plc*	18	301
Pacira BioSciences, Inc.*	20	301
ZipRecruiter, Inc. — Class A*	31	295
Cytek Biosciences, Inc.*	53	294
Vir Biotechnology, Inc.*	39	292
Hackett Group, Inc.	11	289
ArriVent Biopharma, Inc.*	12	282
Pliant Therapeutics, Inc.*	25	280
WaVe Life Sciences Ltd.*	34	279
Kelly Services, Inc. — Class A	13	278
Cargo Therapeutics, Inc.*	15	277
ORIC Pharmaceuticals, Inc.*	27	277
Universal Technical Institute, Inc.*	17	276
Dianthus Therapeutics, Inc.*	10	274
Phathom Pharmaceuticals, Inc.*	15	271
Green Dot Corp. — Class A*	23	269
Ennis, Inc.	11	268
Perspective Therapeutics, Inc.*	20	267
Mister Car Wash, Inc.*	40	260
89bio, Inc.*	35	259
Tourmaline Bio, Inc.	10	257
Adaptive Biotechnologies Corp.*	50	256
SunOpta, Inc.*	40	255
Axogen, Inc.*	18	252
SI-BONE, Inc.*	18	252
Ironwood Pharmaceuticals, Inc. — Class A*	61	251
Liquidia Corp.*	25	250
Cass Information Systems, Inc.	6	249
Alphatec Holdings, Inc.*	44	245
Mission Produce, Inc.*	19	244
Replimune Group, Inc.*	22	241
Scholar Rock Holding Corp.*	30	240
4D Molecular Therapeutics, Inc.*	22	238
Sana Biotechnology, Inc.*	57	237
Arbutus Biopharma Corp.*	61	235
Orthofix Medical, Inc.*	15	234
Sterling Check Corp.*	14	234
Revance Therapeutics, Inc.*	45	234
Surmodics, Inc.*	6	233
Arcturus Therapeutics Holdings, Inc.*	10	232
ImmunityBio, Inc.*,1	62	231
Concentra Group Holdings Parent, Inc.*	10	224
Annexon, Inc.*	37	219
ACCO Brands Corp.	40	219
GeneDx Holdings Corp.*	5	212
Tyra Biosciences, Inc.*	9	212
OPKO Health, Inc.*,1	142	212
Y-mAbs Therapeutics, Inc.*	16	210
Erasca, Inc.*	77	210
REGENXBIO, Inc.*	20	210
Astria Therapeutics, Inc.*	19	209
Terns Pharmaceuticals, Inc.*	25	209
Quanterix Corp.*	16	207
Humacyte, Inc.*	38	207
Franklin Covey Co.*	5	206

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Consumer, Non-cyclical - 8.2% (continued)
Willdan Group, Inc.*	5	$205
Olema Pharmaceuticals, Inc.*	17	203
Phibro Animal Health Corp. — Class A	9	203
Varex Imaging Corp.*	17	203
Pacific Biosciences of California, Inc.*	119	202
Calavo Growers, Inc.	7	200
Carriage Services, Inc. — Class A	6	197
KalVista Pharmaceuticals, Inc.*	17	197
Fulgent Genetics, Inc.*	9	196
CorMedix, Inc.*	24	194
Distribution Solutions Group, Inc.*	5	193
Bioventus, Inc. — Class A*	16	191
UroGen Pharma Ltd.*	15	191
Zimvie, Inc.*	12	190
Altimmune, Inc.*	31	190
OrthoPediatrics Corp.*	7	190
USANA Health Sciences, Inc.*	5	190
Cross Country Healthcare, Inc.*	14	188
Limoneira Co.	7	185
Stoke Therapeutics, Inc.*	15	184
Anavex Life Sciences Corp.*	32	182
Nuvation Bio, Inc.*	78	179
Aura Biosciences, Inc.*	20	178
Savara, Inc.*	42	178
Mind Medicine MindMed, Inc.*	31	176
Beyond Meat, Inc.*	26	176
Entrada Therapeutics, Inc.*	11	176
EyePoint Pharmaceuticals, Inc.*	22	176
MaxCyte, Inc.*	45	175
Hertz Global Holdings, Inc.*	53	175
Xeris Biopharma Holdings, Inc.*	61	174
Enhabit, Inc.*	22	174
Sezzle, Inc.*	1	171
OmniAb, Inc.*	40	169
Neurogene, Inc.*	4	168
Capricor Therapeutics, Inc.*	11	167
Moneylion, Inc.*	4	166
Sage Therapeutics, Inc.*	23	166
Alector, Inc.*	35	163
Tango Therapeutics, Inc.*	21	162
National Research Corp. — Class A	7	160
Aquestive Therapeutics, Inc.*	32	159
Tejon Ranch Co.*	9	158
ACELYRIN, Inc.*	32	158
Fate Therapeutics, Inc.*	44	154
iRadimed Corp.	3	151
Verve Therapeutics, Inc.*	31	150
Celcuity, Inc.*	10	149
Anika Therapeutics, Inc.*	6	148
Tactile Systems Technology, Inc.*	10	146
DocGo, Inc.*	44	146
Central Garden & Pet Co.*	4	146
Mineralys Therapeutics, Inc.*	12	145
C4 Therapeutics, Inc.*	25	143
Olaplex Holdings, Inc.*	60	141
Taysha Gene Therapies, Inc.*	70	141
Pulse Biosciences, Inc.*	8	140
Nano-X Imaging Ltd.*,1	23	140
Resources Connection, Inc.	14	136
Cerus Corp.*	78	136
Esperion Therapeutics, Inc.*,1	82	135
SIGA Technologies, Inc.	20	135
Q32 Bio, Inc.*	3	134
Absci Corp.*	35	134
Duckhorn Portfolio, Inc.*	23	134
Paragon 28, Inc.*	20	134
Pulmonx Corp.*	16	133
OraSure Technologies, Inc.*	31	132
Lincoln Educational Services Corp.*	11	131
Rigel Pharmaceuticals, Inc.*	8	129
Aaron's Company, Inc.	13	129
Theravance Biopharma, Inc.*	16	129
Allogene Therapeutics, Inc.*	46	129
Village Super Market, Inc. — Class A	4	127
Honest Company, Inc.*	35	125
Zevra Therapeutics, Inc.*	18	125
Seneca Foods Corp. — Class A*	2	125
Sutro Biopharma, Inc.*	36	125
AngioDynamics, Inc.*	16	124
Accolade, Inc.*	32	123
Editas Medicine, Inc.*	36	123
Third Harmonic Bio, Inc.*	9	122
Treace Medical Concepts, Inc.*	21	122
Biomea Fusion, Inc.*	12	121
Aveanna Healthcare Holdings, Inc.*	23	120
Akebia Therapeutics, Inc.*	90	119
Natural Grocers by Vitamin Cottage, Inc.	4	119
LENZ Therapeutics, Inc.	5	119
Aldeyra Therapeutics, Inc.*	22	119
Avita Medical, Inc.*	11	118
Larimar Therapeutics, Inc.*	18	118
Vanda Pharmaceuticals, Inc.*	25	117
Voyager Therapeutics, Inc.*	20	117
Performant Financial Corp.*	31	116
IGM Biosciences, Inc.*	7	116
Inozyme Pharma, Inc.*	22	115
Atea Pharmaceuticals, Inc.*	34	114
iTeos Therapeutics, Inc.*	11	112
CompoSecure, Inc. — Class A1	8	112
Ocugen, Inc.*	111	110
Viemed Healthcare, Inc.*	15	110
Target Hospitality Corp.*	14	109
Nkarta, Inc.*	23	104
American Public Education, Inc.*	7	103
TrueBlue, Inc.*	13	103
Foghorn Therapeutics, Inc.*	11	102
Mama's Creations, Inc.*	14	102
European Wax Center, Inc. — Class A*	15	102
Heron Therapeutics, Inc.*,1	51	101
Korro Bio, Inc.*	3	100
Nektar Therapeutics*	77	100
Spire Global, Inc.*,1	10	100
2seventy bio, Inc.*	21	99
Westrock Coffee Co.*	15	98
Inogen, Inc.*	10	97
Prime Medicine, Inc.*	25	97
Fulcrum Therapeutics, Inc.*	27	96
Medifast, Inc.*	5	96
Omeros Corp.*	24	95

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Consumer, Non-cyclical - 8.2% (continued)
Lyell Immunopharma, Inc.*	69	$95
ADC Therapeutics S.A.*	30	95
Jasper Therapeutics, Inc.*	5	94
Sera Prognostics, Inc. — Class A*	12	94
Enanta Pharmaceuticals, Inc.*	9	93
Mersana Therapeutics, Inc.*	49	93
Zentalis Pharmaceuticals, Inc.*	25	92
Ardent Health Partners, Inc.*	5	92
Forrester Research, Inc.*	5	90
Cabaletta Bio, Inc.*	19	90
Nevro Corp.*	16	89
MacroGenics, Inc.*	27	89
Organogenesis Holdings, Inc.*	31	89
Trevi Therapeutics, Inc.*	26	87
Poseida Therapeutics, Inc.*	30	86
TScan Therapeutics, Inc.*	17	85
Alico, Inc.	3	84
Atossa Therapeutics, Inc.*	55	84
Corbus Pharmaceuticals Holdings, Inc.*	4	83
Nature's Sunshine Products, Inc.*	6	82
Compass Therapeutics, Inc.*	44	81
Nathan's Famous, Inc.	1	81
Alta Equipment Group, Inc.	12	81
XOMA Royalty Corp.*	3	79
BRC, Inc. — Class A*	23	79
Lexicon Pharmaceuticals, Inc.*	50	79
Inhibrx Biosciences, Inc.*	5	78
Pyxis Oncology, Inc.*	21	77
ChromaDex Corp.*	21	77
Chegg, Inc.*	43	76
Custom Truck One Source, Inc.*	22	76
Design Therapeutics, Inc.*	14	75
Acacia Research Corp.*	16	75
Accuray, Inc.*	41	74
Blade Air Mobility, Inc.*	25	73
ModivCare, Inc.*	5	71
Achieve Life Sciences, Inc.*	15	71
MeiraGTx Holdings plc*	17	71
Caribou Biosciences, Inc.*	36	71
Solid Biosciences, Inc.*	10	70
Black Diamond Therapeutics, Inc.*	16	70
Monte Rosa Therapeutics, Inc.*	13	69
Biote Corp. — Class A*	12	67
Utah Medical Products, Inc.	1	67
Inovio Pharmaceuticals, Inc.*	11	64
Adverum Biotechnologies, Inc.*	9	63
Candel Therapeutics, Inc.*	9	62
XBiotech, Inc.*	8	62
HF Foods Group, Inc.*	17	61
Sanara Medtech, Inc.*	2	60
InfuSystem Holdings, Inc.*	9	60
PepGen, Inc.*	7	60
Nautilus Biotechnology, Inc.*	21	60
Shattuck Labs, Inc.*	17	59
Quad/Graphics, Inc.	13	59
Lineage Cell Therapeutics, Inc.*	64	58
Contineum Therapeutics, Inc. — Class A*	3	57
Joint Corp.*	5	57
Zynex, Inc.*,1	7	57
Ventyx Biosciences, Inc.*	26	57
CPI Card Group, Inc.*	2	56
scPharmaceuticals, Inc.*	12	55
Priority Technology Holdings, Inc.*	8	55
Cadiz, Inc.*	18	55
Generation Bio Co.*	22	54
MediWound Ltd.*	3	54
CVRx, Inc.*	6	53
Quipt Home Medical Corp.*	18	53
Precigen, Inc.*	55	52
ProKidney Corp.*	27	52
Lifeway Foods, Inc.*	2	52
Orchestra BioMed Holdings, Inc.*	10	51
Fennec Pharmaceuticals, Inc.*	10	50
Coherus Biosciences, Inc.*	48	50
Ispire Technology, Inc.*	8	50
Information Services Group, Inc.	15	49
Agenus, Inc.*	9	49
Stereotaxis, Inc.*	24	49
X4 Pharmaceuticals, Inc.*	73	49
Harvard Bioscience, Inc.*	18	48
Cartesian Therapeutics, Inc.*,1	3	48
Innovage Holding Corp.*	8	48
Semler Scientific, Inc.*	2	47
SoundThinking, Inc.*	4	46
Tenaya Therapeutics, Inc.*	24	46
Beauty Health Co.*	32	46
Puma Biotechnology, Inc.*	18	46
Alto Neuroscience, Inc.*	4	46
Cardiff Oncology, Inc.*	17	45
Acumen Pharmaceuticals, Inc.*	18	45
Lifecore Biomedical, Inc.*	9	44
Veru, Inc.*	57	44
Bluebird Bio, Inc.*	83	43
Greenwich Lifesciences, Inc.*	3	43
Regulus Therapeutics, Inc.*	27	42
NeuroPace, Inc.*	6	42
Waldencast plc — Class A*,1	11	40
Quantum-Si, Inc.*	44	39
Gyre Therapeutics, Inc.*	3	38
DLH Holdings Corp.*	4	37
Kodiak Sciences, Inc.*	14	37
Zura Bio Ltd.*	9	37
Lexeo Therapeutics, Inc.*	4	36
Acrivon Therapeutics, Inc.*	5	35
Emerald Holding, Inc.	7	35
Invivyd, Inc.*	34	35
Kyverna Therapeutics, Inc.*	7	34
Century Therapeutics, Inc.*	20	34
Fibrobiologics, Inc.*	11	34
FiscalNote Holdings, Inc.*	26	33
Verastem, Inc.*	11	33
AirSculpt Technologies, Inc.*	6	30
Scilex Holding Co.*	32	30
Akoya Biosciences, Inc.*	11	30
Ovid therapeutics, Inc.*	25	29
CervoMed, Inc.*	2	29
HireQuest, Inc.	2	28
Werewolf Therapeutics, Inc.*	13	28
Skye Bioscience, Inc.*	7	27
Inmune Bio, Inc.*	5	27
Sonida Senior Living, Inc.*	1	27
RAPT Therapeutics, Inc.*	13	26
ALX Oncology Holdings, Inc.*	14	25

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Consumer, Non-cyclical - 8.2% (continued)
Galectin Therapeutics, Inc.*,1	9	$25
HilleVax, Inc.*	14	25
Actinium Pharmaceuticals, Inc.*	13	24
Cibus, Inc.*	7	23
Forafric Global plc*	2	23
Outlook Therapeutics, Inc.*	3	16
Eliem Therapeutics, Inc.*	3	15
Elevation Oncology, Inc.*	23	14
Telomir Pharmaceuticals, Inc.*	2	13
Aerovate Therapeutics, Inc.*	6	13
Prelude Therapeutics, Inc.*	6	12
Verrica Pharmaceuticals, Inc.*	8	12
MarketWise, Inc.	17	11
Boundless Bio, Inc.*	3	10
Renovaro, Inc.*	21	10
Fractyl Health, Inc.*	3	8
Metagenomi, Inc.*	3	7
Lyra Therapeutics, Inc.*	21	5
Tevogen Bio Holdings, Inc.*	10	4
Conduit Pharmaceuticals, Inc.*	10	1
Ligand Pharmaceuticals, Inc.*,†††	6	–
Total Consumer, Non-cyclical		277,135
Industrial - 5.4%
Applied Industrial Technologies, Inc.	17	3,793
Fabrinet*	16	3,783
Mueller Industries, Inc.	49	3,631
Fluor Corp.*	74	3,531
UFP Industries, Inc.	26	3,411
SPX Technologies, Inc.*	20	3,189
Modine Manufacturing Co.*	22	2,921
Novanta, Inc.*	16	2,863
Badger Meter, Inc.	13	2,839
Casella Waste Systems, Inc. — Class A*	27	2,686
CSW Industrials, Inc.	7	2,565
Exponent, Inc.	22	2,536
Watts Water Technologies, Inc. — Class A	12	2,486
Federal Signal Corp.	26	2,430
Moog, Inc. — Class A	12	2,424
Boise Cascade Co.	17	2,397
Dycom Industries, Inc.*	12	2,365
NEXTracker, Inc. — Class A*	62	2,324
Zurn Elkay Water Solutions Corp.	63	2,264
Knife River Corp.*	25	2,235
Chart Industries, Inc.*	18	2,235
AeroVironment, Inc.*	11	2,205
Matson, Inc.	15	2,139
Itron, Inc.*	20	2,136
GATX Corp.	16	2,119
Belden, Inc.	18	2,108
Franklin Electric Company, Inc.	20	2,096
Summit Materials, Inc. — Class A*	53	2,069
Arcosa, Inc.	21	1,990
Sterling Infrastructure, Inc.*	13	1,885
EnerSys	17	1,735
Kadant, Inc.	5	1,690
Advanced Energy Industries, Inc.	16	1,684
Cactus, Inc. — Class A	28	1,671
RXO, Inc.*	59	1,652
Sanmina Corp.*	24	1,643
Plexus Corp.*	12	1,641
Frontdoor, Inc.*	34	1,632
Golar LNG Ltd.	43	1,581
Terex Corp.	29	1,534
Granite Construction, Inc.	19	1,506
Kratos Defense & Security Solutions, Inc.*	64	1,491
Enpro, Inc.	9	1,460
Rocket Lab USA, Inc.*	150	1,460
Mueller Water Products, Inc. — Class A	67	1,454
Scorpio Tankers, Inc.	20	1,426
ESCO Technologies, Inc.	11	1,419
John Bean Technologies Corp.	14	1,379
Atkore, Inc.	16	1,356
Atmus Filtration Technologies, Inc.	36	1,351
Primoris Services Corp.	23	1,336
Construction Partners, Inc. — Class A*	19	1,326
Trinity Industries, Inc.	36	1,254
Albany International Corp. — Class A	14	1,244
Hub Group, Inc. — Class A	27	1,227
Griffon Corp.	17	1,190
ArcBest Corp.	10	1,085
Werner Enterprises, Inc.	28	1,081
AZZ, Inc.	13	1,074
OSI Systems, Inc.*	7	1,063
Vishay Intertechnology, Inc.	55	1,040
Masterbrand, Inc.*	55	1,020
Materion Corp.	9	1,007
Enerpac Tool Group Corp.	24	1,005
Energizer Holdings, Inc.	31	985
AAR Corp.*	15	980
Mirion Technologies, Inc.*	86	952
International Seaways, Inc.	18	928
Standex International Corp.	5	914
Gibraltar Industries, Inc.*	13	909
Bloom Energy Corp. — Class A*,1	86	908
Leonardo DRS, Inc.*	32	903
Hillman Solutions Corp.*	85	897
Mercury Systems, Inc.*	24	888
Powell Industries, Inc.	4	888
Kennametal, Inc.	34	882
O-I Glass, Inc.*	67	879
Joby Aviation, Inc.*	174	875
Hillenbrand, Inc.	30	834
Barnes Group, Inc.	20	808
World Kinect Corp.	26	804
TTM Technologies, Inc.*	44	803
IES Holdings, Inc.*	4	798
Tennant Co.	8	768
Alamo Group, Inc.	4	721
MYR Group, Inc.*	7	716
Golden Ocean Group Ltd.	53	709
Benchmark Electronics, Inc.	16	709
Apogee Enterprises, Inc.	10	700
Aspen Aerogels, Inc.*	25	692
Greif, Inc. — Class A	11	689
Tecnoglass, Inc.	10	687
Knowles Corp.*	38	685
Helios Technologies, Inc.	14	668
Greenbrier Companies, Inc.	13	662

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Industrial - 5.4% (continued)
American Woodmark Corp.*	7	$654
DHT Holdings, Inc.	58	640
CTS Corp.	13	629
Lindsay Corp.	5	623
Janus International Group, Inc.*	61	617
Enovix Corp.*,1	65	607
Napco Security Technologies, Inc.	15	607
JELD-WEN Holding, Inc.*	37	585
Teekay Tankers Ltd. — Class A	10	583
Worthington Enterprises, Inc.	14	580
SFL Corporation Ltd.	49	567
NV5 Global, Inc.*	6	561
Dorian LPG Ltd.	15	516
Tutor Perini Corp.*	19	516
Argan, Inc.	5	507
PureCycle Technologies, Inc.*,1	53	503
Worthington Steel, Inc.	14	476
TriMas Corp.	18	459
Ichor Holdings Ltd.*	14	445
Marten Transport Ltd.	25	442
Energy Recovery, Inc.*	25	435
Columbus McKinnon Corp.	12	432
Vicor Corp.*	10	421
Thermon Group Holdings, Inc.*	14	418
Cadre Holdings, Inc.	11	418
Ducommun, Inc.*	6	395
NuScale Power Corp.*	34	394
Forward Air Corp.*	11	389
Montrose Environmental Group, Inc.*	14	368
CECO Environmental Corp.*	13	367
Triumph Group, Inc.*	28	361
Air Transport Services Group, Inc.*	22	356
American Superconductor Corp.*	15	354
Enviri Corp.*	34	351
Genco Shipping & Trading Ltd.	18	351
Gorman-Rupp Co.	9	351
FLEX LNG Ltd.	13	331
Xometry, Inc. — Class A*	18	331
Ardmore Shipping Corp.	18	326
Proto Labs, Inc.*	11	323
Nordic American Tankers Ltd.	88	323
Astec Industries, Inc.	10	320
Hyster-Yale, Inc.	5	319
Bel Fuse, Inc. — Class B	4	314
Archer Aviation, Inc. — Class A*	101	306
Limbach Holdings, Inc.*	4	303
Costamare, Inc.	19	299
Great Lakes Dredge & Dock Corp.*	28	295
Sturm Ruger & Company, Inc.	7	292
Metallus, Inc.*	18	267
DXP Enterprises, Inc.*	5	267
Mesa Laboratories, Inc.	2	260
Smith & Wesson Brands, Inc.	20	259
Insteel Industries, Inc.	8	249
Heartland Express, Inc.	20	246
Standard BioTools, Inc.*	127	245
Ryerson Holding Corp.	12	239
Ardagh Metal Packaging S.A.[1]	63	237
Astronics Corp.*	12	234
Evolv Technologies Holdings, Inc.*	57	231
ChargePoint Holdings, Inc.*,1	168	230
Teekay Corp.*	25	230
Applied Optoelectronics, Inc.*	16	229
Myers Industries, Inc.	16	221
nLight, Inc.*	20	214
Covenant Logistics Group, Inc. — Class A	4	211
Kimball Electronics, Inc.*	11	204
Clearwater Paper Corp.*	7	200
Pactiv Evergreen, Inc.	17	196
Olympic Steel, Inc.	5	195
LSI Industries, Inc.	12	194
LSB Industries, Inc.*	23	185
Northwest Pipe Co.*	4	180
NVE Corp.	2	160
Luxfer Holdings plc	12	155
CryoPort, Inc.*	19	154
FARO Technologies, Inc.*	8	153
National Presto Industries, Inc.	2	150
Willis Lease Finance Corp.	1	149
GrafTech International Ltd.*	112	148
SmartRent, Inc.*	84	145
Bowman Consulting Group Ltd.*	6	144
Manitowoc Company, Inc.*	15	144
Safe Bulkers, Inc.	27	140
Greif, Inc. — Class B	2	140
Byrna Technologies, Inc.*	8	136
Stoneridge, Inc.*	12	134
Universal Logistics Holdings, Inc.	3	129
Iteris, Inc.*	18	129
Ranpak Holdings Corp.*	19	124
Park-Ohio Holdings Corp.	4	123
Eastman Kodak Co.*	26	123
Latham Group, Inc.*	18	122
Graham Corp.*	4	118
Allient, Inc.	6	114
Himalaya Shipping Ltd.	13	113
Turtle Beach Corp.*	7	107
Mayville Engineering Company, Inc.*	5	105
Park Aerospace Corp.	8	104
Mistras Group, Inc.*	9	102
MicroVision, Inc.*	89	101
Pangaea Logistics Solutions Ltd.	14	101
Omega Flex, Inc.	2	100
Bel Fuse, Inc. — Class A	1	99
Proficient Auto Logistics, Inc.*	7	99
Pure Cycle Corp.*	9	97
Centuri Holdings, Inc.*	6	97
Intuitive Machines, Inc.*,1	12	97
Radiant Logistics, Inc.*	15	96
Sight Sciences, Inc.*	15	94
LanzaTech Global, Inc.*	48	92
Gencor Industries, Inc.*	4	83
L B Foster Co. — Class A*	4	82
Tredegar Corp.*	11	80
NN, Inc.*	20	78
Karat Packaging, Inc.	3	78
AerSale Corp.*	15	76
Orion Group Holdings, Inc.*	13	75
GoPro, Inc. — Class A*	54	73

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Industrial - 5.4% (continued)
Redwire Corp.*,1	10	$69
Smith-Midland Corp.*	2	67
Eastern Co.	2	65
Arq, Inc.*	11	65
Net Power, Inc.*	9	63
Twin Disc, Inc.	5	62
Perma-Fix Environmental Services, Inc.*	5	61
Concrete Pumping Holdings, Inc.*	10	58
Quest Resource Holding Corp.*	7	56
AMMO, Inc.*	39	56
PAM Transportation Services, Inc.*	3	55
Core Molding Technologies, Inc.*	3	52
Taylor Devices, Inc.*	1	50
Virgin Galactic Holdings, Inc.*	8	49
Caesarstone Ltd.*	9	41
374Water, Inc.*	28	38
Ultralife Corp.*	4	36
908 Devices, Inc.*	10	35
VirTra, Inc.*	5	31
NL Industries, Inc.	4	30
Eve Holding, Inc.*	8	26
Southland Holdings, Inc.*	4	15
Bridger Aerospace Group Holdings, Inc.*	4	9
Amprius Technologies, Inc.*	6	7
Solidion Technology, Inc.*	4	1
Total Industrial		182,756
Consumer, Cyclical - 3.9%
Meritage Homes Corp.	16	3,281
Taylor Morrison Home Corp. — Class A*	45	3,162
Abercrombie & Fitch Co. — Class A*	22	3,078
KB Home	29	2,485
Installed Building Products, Inc.	10	2,463
Beacon Roofing Supply, Inc.*	28	2,420
Aurora Innovation, Inc.*	402	2,380
Group 1 Automotive, Inc.	6	2,298
Champion Homes, Inc.*	23	2,182
Boot Barn Holdings, Inc.*	13	2,175
Asbury Automotive Group, Inc.*	9	2,147
M/I Homes, Inc.*	12	2,056
Kontoor Brands, Inc.	24	1,963
Signet Jewelers Ltd.	19	1,960
FirstCash Holdings, Inc.	17	1,952
Tri Pointe Homes, Inc.*	41	1,858
Academy Sports & Outdoors, Inc.	31	1,809
American Eagle Outfitters, Inc.	79	1,769
Shake Shack, Inc. — Class A*	17	1,754
Cavco Industries, Inc.*	4	1,713
Six Flags Entertainment Corp.	40	1,612
Steven Madden Ltd.	32	1,568
GMS, Inc.*	17	1,540
Sweetgreen, Inc. — Class A*	43	1,524
Brinker International, Inc.*	19	1,454
SkyWest, Inc.*	17	1,445
UniFirst Corp.	7	1,391
Rush Enterprises, Inc. — Class A	26	1,374
Cinemark Holdings, Inc.*	48	1,336
LCI Industries	11	1,326
Patrick Industries, Inc.	9	1,281
Resideo Technologies, Inc.*	63	1,269
Dorman Products, Inc.*	11	1,244
Century Communities, Inc.	12	1,236
Green Brick Partners, Inc.*	14	1,169
Hilton Grand Vacations, Inc.*	32	1,162
Red Rock Resorts, Inc. — Class A	21	1,143
Visteon Corp.*	12	1,143
Hanesbrands, Inc.*	154	1,132
Goodyear Tire & Rubber Co.*	123	1,089
HNI Corp.	20	1,077
Urban Outfitters, Inc.*	28	1,073
LGI Homes, Inc.*	9	1,067
International Game Technology plc	49	1,044
PriceSmart, Inc.	11	1,010
Vista Outdoor, Inc.*	25	980
Foot Locker, Inc.*	36	930
Phinia, Inc.	20	921
Adient plc*	40	903
Atlanta Braves Holdings, Inc. — Class C*	22	876
Victoria's Secret & Co.*	34	874
JetBlue Airways Corp.*	133	873
Cheesecake Factory, Inc.	21	851
Acushnet Holdings Corp.	13	829
La-Z-Boy, Inc.	19	816
OPENLANE, Inc.*	46	776
United Parks & Resorts, Inc.*	15	759
Papa John's International, Inc.	14	754
Fox Factory Holding Corp.*	18	747
MillerKnoll, Inc.	30	743
Madison Square Garden Entertainment Corp.*	17	723
OneSpaWorld Holdings Ltd.	43	710
Winnebago Industries, Inc.	12	697
Peloton Interactive, Inc. — Class A*	146	683
H&E Equipment Services, Inc.	14	682
Blue Bird Corp.*	14	671
Topgolf Callaway Brands Corp.*	61	670
AMC Entertainment Holdings, Inc. — Class A*	146	664
Sonos, Inc.*	54	664
Gentherm, Inc.*	14	652
Life Time Group Holdings, Inc.*	26	635
Warby Parker, Inc. — Class A*	38	620
REV Group, Inc.	22	617
Sally Beauty Holdings, Inc.*	45	611
Sabre Corp.*	163	598
Wolverine World Wide, Inc.	34	592
Dana, Inc.	56	591
Buckle, Inc.	13	572
Bloomin' Brands, Inc.	34	562
Steelcase, Inc. — Class A	40	540
ScanSource, Inc.*	11	528
Oxford Industries, Inc.	6	520
G-III Apparel Group Ltd.*	17	519
VSE Corp.	6	496
Caleres, Inc.	15	496
XPEL, Inc.*	11	477
Dave & Buster's Entertainment, Inc.*	14	477
Monarch Casino & Resort, Inc.	6	476

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Consumer, Cyclical - 3.9% (continued)
Interface, Inc. — Class A	25	$474
MRC Global, Inc.*	36	459
Cracker Barrel Old Country Store, Inc.	10	453
Everi Holdings, Inc.*	34	447
ODP Corp.*	15	446
Beazer Homes USA, Inc.*	13	444
Camping World Holdings, Inc. — Class A	18	436
Dream Finders Homes, Inc. — Class A*	12	434
Vizio Holding Corp. — Class A*	38	424
BlueLinx Holdings, Inc.*	4	422
Jack in the Box, Inc.	9	419
Global Business Travel Group I*	54	415
Hovnanian Enterprises, Inc. — Class A*	2	409
IMAX Corp.*	19	390
Allegiant Travel Co. — Class A*	7	385
Winmark Corp.	1	383
PC Connection, Inc.	5	377
National Vision Holdings, Inc.*	34	371
Lions Gate Entertainment Corp. — Class B*	53	367
Wabash National Corp.	19	365
Rush Street Interactive, Inc.*	33	358
A-Mark Precious Metals, Inc.	8	353
Sonic Automotive, Inc. — Class A	6	351
Shoe Carnival, Inc.	8	351
Malibu Boats, Inc. — Class A*	9	349
Ethan Allen Interiors, Inc.	10	319
MarineMax, Inc.*	9	317
Portillo's, Inc. — Class A*,1	23	310
American Axle & Manufacturing Holdings, Inc.*	50	309
Miller Industries, Inc.	5	305
Standard Motor Products, Inc.	9	299
Golden Entertainment, Inc.	9	286
indie Semiconductor, Inc. — Class A*	71	283
Douglas Dynamics, Inc.	10	276
Arhaus, Inc.	22	271
Chuy's Holdings, Inc.*	7	262
BJ's Restaurants, Inc.*	8	260
Forestar Group, Inc.*	8	259
Accel Entertainment, Inc.*	22	256
Leslie's, Inc.*	78	246
Arko Corp.	35	246
Kura Sushi USA, Inc. — Class A*	3	242
Super Group SGHC Ltd.	65	236
Clean Energy Fuels Corp.*	74	230
Dine Brands Global, Inc.	7	219
Daktronics, Inc.*	16	206
Build-A-Bear Workshop, Inc. — Class A	6	206
Global Industrial Co.	6	204
Lions Gate Entertainment Corp. — Class A*	26	203
First Watch Restaurant Group, Inc.*	13	203
Rush Enterprises, Inc. — Class B	4	192
Sun Country Airlines Holdings, Inc.*	17	191
Shyft Group, Inc.	15	188
Xperi, Inc.*	20	185
EVgo, Inc.*,1	44	182
Methode Electronics, Inc.	15	179
Titan International, Inc.*	22	179
RCI Hospitality Holdings, Inc.	4	178
Bally's Corp.*	10	172
Lovesac Co.*	6	172
Atlanta Braves Holdings, Inc. — Class A*	4	169
Sleep Number Corp.*	9	165
Haverty Furniture Companies, Inc.	6	165
Petco Health & Wellness Company, Inc.*	36	164
Funko, Inc. — Class A*	13	159
Hudson Technologies, Inc.*	19	158
Nu Skin Enterprises, Inc. — Class A	21	155
Hyliion Holdings Corp.*	61	151
El Pollo Loco Holdings, Inc.*	11	151
Marcus Corp.	10	151
Zumiez, Inc.*	7	149
Denny's Corp.*	22	142
Lindblad Expeditions Holdings, Inc.*	15	139
Genesco, Inc.*	5	136
Designer Brands, Inc. — Class A	18	133
Luminar Technologies, Inc.*,1	146	131
Movado Group, Inc.	7	130
MasterCraft Boat Holdings, Inc.*	7	127
America's Car-Mart, Inc.*	3	126
Titan Machinery, Inc.*	9	125
Xponential Fitness, Inc. — Class A*	10	124
Hamilton Beach Brands Holding Co. — Class A	4	122
OneWater Marine, Inc. — Class A*	5	119
Spirit Airlines, Inc.[1]	47	113
Savers Value Village, Inc.*	10	105
iRobot Corp.*	12	104
Weyco Group, Inc.	3	102
Potbelly Corp.*	12	100
Landsea Homes Corp.*	8	99
Cooper-Standard Holdings, Inc.*	7	97
Frontier Group Holdings, Inc.*,1	18	96
Rocky Brands, Inc.	3	95
Wheels Up Experience, Inc.*	39	94
Superior Group of Companies, Inc.	6	93
Hooker Furnishings Corp.	5	90
Solid Power, Inc.*	66	89
Flexsteel Industries, Inc.	2	89
Tile Shop Holdings, Inc.*	12	79
JAKKS Pacific, Inc.*	3	76
Johnson Outdoors, Inc. — Class A	2	72
Blink Charging Co.*,1	42	72
Full House Resorts, Inc.*	14	70
Virco Mfg. Corp.	5	69
Destination XL Group, Inc.*	23	68
Vera Bradley, Inc.*	12	65
Reservoir Media, Inc.*	8	65
Holley, Inc.*	20	59
Clarus Corp.	13	59

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Consumer, Cyclical - 3.9% (continued)
Escalade, Inc.	4	$56
Traeger, Inc.*	15	55
Citi Trends, Inc.*	3	55
GrowGeneration Corp.*	25	53
J Jill, Inc.	2	49
Livewire Group, Inc.*	8	49
Commercial Vehicle Group, Inc.*	14	45
Marine Products Corp.	4	39
EVI Industries, Inc.	2	39
SES AI Corp.*	56	36
ONE Group Hospitality, Inc.*	9	33
Aeva Technologies, Inc.*	10	33
Lifetime Brands, Inc.	5	33
Tilly's, Inc. — Class A*	6	31
CompX International, Inc.	1	29
ThredUp, Inc. — Class A*	34	29
Canoo, Inc.*	26	26
Purple Innovation, Inc.*	25	25
Torrid Holdings, Inc.*	5	20
United Homes Group, Inc.*,1	2	12
Total Consumer, Cyclical		130,500
Technology - 3.2%
SPS Commerce, Inc.*	16	3,107
CommVault Systems, Inc.*	19	2,923
Varonis Systems, Inc.*	48	2,712
ExlService Holdings, Inc.*	68	2,594
Insight Enterprises, Inc.*	12	2,585
Maximus, Inc.	27	2,515
Altair Engineering, Inc. — Class A*	25	2,388
ACI Worldwide, Inc.*	46	2,341
Zeta Global Holdings Corp. — Class A*	77	2,297
Impinj, Inc.*	10	2,165
Tenable Holdings, Inc.*	51	2,067
Qualys, Inc.*	16	2,055
Box, Inc. — Class A*	61	1,997
Rambus, Inc.*	47	1,984
ASGN, Inc.*	20	1,865
Workiva, Inc.*	22	1,741
Clearwater Analytics Holdings, Inc. — Class A*	66	1,667
Silicon Laboratories, Inc.*	14	1,618
Power Integrations, Inc.	25	1,603
FormFactor, Inc.*	34	1,564
Blackbaud, Inc.*	18	1,524
Axcelis Technologies, Inc.*	14	1,468
Evolent Health, Inc. — Class A*	50	1,414
BlackLine, Inc.*	25	1,379
Envestnet, Inc.*	22	1,378
SiTime Corp.*	8	1,372
Synaptics, Inc.*	17	1,319
ACV Auctions, Inc. — Class A*	64	1,301
Diodes, Inc.*	20	1,282
Progress Software Corp.	19	1,280
Semtech Corp.*	28	1,278
Clear Secure, Inc. — Class A	38	1,259
DigitalOcean Holdings, Inc.*	29	1,171
Agilysys, Inc.*	10	1,090
Kulicke & Soffa Industries, Inc.	24	1,083
Rapid7, Inc.*	27	1,077
WNS Holdings Ltd.*	20	1,054
Freshworks, Inc. — Class A*	89	1,022
Vertex, Inc. — Class A*	24	924
Braze, Inc. — Class A*	28	906
Ambarella, Inc.*	16	902
NCR Atleos Corp.*	31	884
C3.ai, Inc. — Class A*	36	872
NCR Voyix Corp.*	63	855
Intapp, Inc.*	17	813
Privia Health Group, Inc.*	44	801
Veeco Instruments, Inc.*	24	795
PAR Technology Corp.*	15	781
Ultra Clean Holdings, Inc.*	19	759
IonQ, Inc.*,1	86	752
Donnelley Financial Solutions, Inc.*	11	724
PagerDuty, Inc.*	39	723
Photronics, Inc.*	27	669
Verint Systems, Inc.*	26	659
NetScout Systems, Inc.*	30	652
AvePoint, Inc.*	55	647
CSG Systems International, Inc.	13	632
Sprout Social, Inc. — Class A*	21	611
AvidXchange Holdings, Inc.*	75	608
Alkami Technology, Inc.*	19	599
PowerSchool Holdings, Inc. — Class A*	26	593
Appian Corp. — Class A*	17	580
SoundHound AI, Inc. — Class A*,1	123	573
Adeia, Inc.	47	560
Jamf Holding Corp.*	32	555
Waystar Holding Corp.*	19	530
Alignment Healthcare, Inc.*	44	520
Xerox Holdings Corp.	50	519
Cohu, Inc.*	20	514
Matterport, Inc.*	114	513
Phreesia, Inc.*	22	501
MaxLinear, Inc. — Class A*	34	492
Pitney Bowes, Inc.	69	492
Diebold Nixdorf, Inc.*	11	491
Daily Journal Corp.*	1	490
Sapiens International Corporation N.V.	13	485
Zuora, Inc. — Class A*	56	483
SMART Global Holdings, Inc.*	22	461
ACM Research, Inc. — Class A*	22	447
Schrodinger Incorporated/United States*	24	445
Fastly, Inc. — Class A*	56	424
Digi International, Inc.*	15	413
PDF Solutions, Inc.*	13	412
N-able, Inc.*	31	405
Asana, Inc. — Class A*	34	394
Blend Labs, Inc. — Class A*	100	375
Alpha & Omega Semiconductor Ltd.*	10	371
PROS Holdings, Inc.*	20	370
Grid Dynamics Holdings, Inc.*	25	350
Integral Ad Science Holding Corp.*	31	335
E2open Parent Holdings, Inc.*	74	326
Vimeo, Inc.*	64	323
Yext, Inc.*	46	318
SolarWinds Corp.	24	313
Amplitude, Inc. — Class A*	33	296
V2X, Inc.*	5	279
Conduent, Inc.*	68	274
PubMatic, Inc. — Class A*	18	268

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Technology - 3.2% (continued)
OneSpan, Inc.*	16	$267
SEMrush Holdings, Inc. — Class A*	16	251
MeridianLink, Inc.*	12	247
CEVA, Inc.*	10	242
NextNav, Inc.*	32	240
Instructure Holdings, Inc.*	10	236
GigaCloud Technology, Inc. — Class A*	10	230
Simulations Plus, Inc.	7	224
Olo, Inc. — Class A*	45	223
Weave Communications, Inc.*	17	218
I3 Verticals, Inc. — Class A*	10	213
Health Catalyst, Inc.*	25	204
Innodata, Inc.*	12	201
Enfusion, Inc. — Class A*	21	199
Climb Global Solutions, Inc.	2	199
PlayAGS, Inc.*	17	194
Bandwidth, Inc. — Class A*	11	193
Pagaya Technologies Ltd. — Class A*,1	18	190
Thoughtworks Holding, Inc.*	43	190
Consensus Cloud Solutions, Inc.*	8	188
Digimarc Corp.*	7	188
Cantaloupe, Inc.*	25	185
Ibotta, Inc. — Class A*,1	3	185
BigCommerce Holdings, Inc.*	30	176
Mitek Systems, Inc.*	20	173
Unisys Corp.*	29	165
Planet Labs PBC*	73	163
American Software, Inc. — Class A	14	157
3D Systems Corp.*	55	156
Aehr Test Systems*	12	154
Red Violet, Inc.*	5	142
Cricut, Inc. — Class A	20	139
Navitas Semiconductor Corp.*	55	135
Corsair Gaming, Inc.*	19	132
Vishay Precision Group, Inc.*	5	129
Digital Turbine, Inc.*	41	126
Ouster, Inc.*	19	120
Life360, Inc.*,1	3	118
Immersion Corp.	13	116
Domo, Inc. — Class B*	15	113
Talkspace, Inc.*	53	111
SkyWater Technology, Inc.*	12	109
8x8, Inc.*	51	104
Definitive Healthcare Corp.*	23	103
EverCommerce, Inc.*	9	93
Arteris, Inc.*	12	93
ReposiTrak, Inc.[1]	5	92
Asure Software, Inc.*	10	91
Telos Corp.*	24	86
Inspired Entertainment, Inc.*	9	83
Outbrain, Inc.*	17	83
IBEX Holdings Ltd.*	4	80
Viant Technology, Inc. — Class A*	7	78
CS Disco, Inc.*	13	76
ON24, Inc.*	12	73
Rackspace Technology, Inc.*	29	71
BigBear.ai Holdings, Inc.*	44	64
Richardson Electronics Ltd.	5	62
Playstudios, Inc.*	38	57
Kaltura, Inc.*	42	57
Cerence, Inc.*	18	57
TTEC Holdings, Inc.	9	53
Porch Group, Inc.*	34	52
Rigetti Computing, Inc.*,1	61	48
Everspin Technologies, Inc.*	8	47
QuickLogic Corp.*	6	46
eGain Corp.*	9	46
Rimini Street, Inc.*	23	43
D-Wave Quantum, Inc.*,1	38	37
Rekor Systems, Inc.*	31	37
WM Technology, Inc.*	36	31
iLearningEngines Holdings, Inc.*	13	22
Golden Matrix Group, Inc.*	9	21
System1, Inc.*	10	11
GCT Semiconductor Holding, Inc.*	3	10
Airship AI Holdings, Inc.*	1	2
Total Technology		109,147
Energy - 1.7%
ChampionX Corp.	82	2,472
Noble Corporation plc	60	2,175
Murphy Oil Corp.	63	2,126
CNX Resources Corp.*	65	2,117
SM Energy Co.	50	1,999
Magnolia Oil & Gas Corp. — Class A	75	1,832
Sunrun, Inc.*	95	1,716
California Resources Corp.	30	1,574
Northern Oil & Gas, Inc.	43	1,523
Tidewater, Inc.*	21	1,508
Valaris Ltd.*	27	1,505
Peabody Energy Corp.	56	1,486
Warrior Met Coal, Inc.	23	1,470
Archrock, Inc.	72	1,457
PBF Energy, Inc. — Class A	45	1,393
CONSOL Energy, Inc.	13	1,360
Transocean Ltd.*	315	1,339
Liberty Energy, Inc. — Class A	70	1,336
Patterson-UTI Energy, Inc.	168	1,285
Helmerich & Payne, Inc.	42	1,278
Seadrill Ltd.*	30	1,192
Alpha Metallurgical Resources, Inc.*	5	1,181
Arch Resources, Inc.	8	1,105
Oceaneering International, Inc.*	44	1,094
Gulfport Energy Corp.*	6	908
Kosmos Energy Ltd.*	202	814
Kinetik Holdings, Inc. — Class A	17	769
Sitio Royalties Corp. — Class A	36	750
Plug Power, Inc.*,1	322	728
Expro Group Holdings N.V.*	41	704
Helix Energy Solutions Group, Inc.*	62	688
Talos Energy, Inc.*	64	662
Crescent Energy Co. — Class A	60	657
Atlas Energy Solutions, Inc.	29	632
DNOW, Inc.*	46	595
Fluence Energy, Inc.*	26	590
Borr Drilling Ltd.	102	560
Sable Offshore Corp.*	22	520
Delek US Holdings, Inc.	27	506
Sunnova Energy International, Inc.*	47	458
Comstock Resources, Inc.*	40	445

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Energy - 1.7% (continued)
Array Technologies, Inc.*	66	$436
Select Water Solutions, Inc. — Class A	39	434
Par Pacific Holdings, Inc.*	24	422
Shoals Technologies Group, Inc. — Class A*	74	415
Bristow Group, Inc.*	11	382
Green Plains, Inc.*	28	379
Core Laboratories, Inc.	20	371
CVR Energy, Inc.	15	345
REX American Resources Corp.*	7	324
Vital Energy, Inc.*	12	323
SunCoke Energy, Inc.	36	312
ProPetro Holding Corp.*	38	291
Vitesse Energy, Inc.	11	264
Kodiak Gas Services, Inc.	9	261
VAALCO Energy, Inc.	45	258
Nabors Industries Ltd.*	4	258
Newpark Resources, Inc.*	36	250
NextDecade Corp.*	50	236
RPC, Inc.	37	235
Diversified Energy Company plc	20	228
Innovex International, Inc.*	15	220
Aris Water Solutions, Inc. — Class A	12	202
SandRidge Energy, Inc.	14	171
TETRA Technologies, Inc.*	55	171
Berry Corp.	33	170
Excelerate Energy, Inc. — Class A	7	154
Montauk Renewables, Inc.*	29	151
Solaris Oilfield Infrastructure, Inc. — Class A	11	140
Granite Ridge Resources, Inc.	23	137
Riley Exploration Permian, Inc.	5	132
Ramaco Resources, Inc. — Class A	11	129
Matrix Service Co.*	11	127
Oil States International, Inc.*	27	124
Amplify Energy Corp.*	17	111
SEACOR Marine Holdings, Inc.*	11	106
DMC Global, Inc.*	8	104
Hallador Energy Co.*	11	104
Ring Energy, Inc.*	64	102
Natural Gas Services Group, Inc.*	5	96
W&T Offshore, Inc.	43	92
TPI Composites, Inc.*,1	20	91
Ranger Energy Services, Inc.	7	83
HighPeak Energy, Inc.[1]	6	83
Forum Energy Technologies, Inc.*	5	77
FuelCell Energy, Inc.*,1	197	75
Evolution Petroleum Corp.	13	69
ProFrac Holding Corp. — Class A*	10	68
FutureFuel Corp.	11	63
NACCO Industries, Inc. — Class A	2	57
Geospace Technologies Corp.*	5	52
ASP Isotopes, Inc.*	17	47
Freyr Battery, Inc.*	48	47
Mammoth Energy Services, Inc.*	11	45
Energy Vault Holdings, Inc.*	45	43
Aemetis, Inc.*	16	37
Empire Petroleum Corp.*	6	32
Stem, Inc.*	66	23
Ramaco Resources, Inc. — Class B	2	22
Prairie Operating Co.*	2	18
Drilling Tools International Corp.*	4	15
Verde Clean Fuels, Inc.*	1	4
SolarMax Technology, Inc.*	2	1
Total Energy		58,728
Communications - 1.4%
Lumen Technologies, Inc.*	437	3,103
Q2 Holdings, Inc.*	26	2,074
Credo Technology Group Holding Ltd.*	55	1,694
InterDigital, Inc.	11	1,558
AST SpaceMobile, Inc.*,1	58	1,517
Hims & Hers Health, Inc.*	82	1,510
Cogent Communications Holdings, Inc.	19	1,442
EchoStar Corp. — Class A*	53	1,315
Squarespace, Inc. — Class A*	26	1,207
TEGNA, Inc.	73	1,152
Cargurus, Inc.*	38	1,141
Perficient, Inc.*	15	1,132
ePlus, Inc.*	11	1,082
Yelp, Inc. — Class A*	29	1,017
Calix, Inc.*	26	1,008
Telephone & Data Systems, Inc.	43	1,000
DigitalBridge Group, Inc.	69	975
Ziff Davis, Inc.*	20	973
Viavi Solutions, Inc.*	95	857
Extreme Networks, Inc.*	54	812
Magnite, Inc.*	55	762
Cable One, Inc.	2	700
Harmonic, Inc.*	48	699
Viasat, Inc.*	53	633
Infinera Corp.*,1	87	587
Upwork, Inc.*	54	564
CommScope Holding Company, Inc.*	92	562
Opendoor Technologies, Inc.*	269	538
Liberty Latin America Ltd. — Class C*	56	532
Sphere Entertainment Co.*	12	530
Cars.com, Inc.*	28	469
A10 Networks, Inc.	31	448
QuinStreet, Inc.*	23	440
Revolve Group, Inc.*	17	421
Globalstar, Inc.*	315	390
Shutterstock, Inc.	11	389
Figs, Inc. — Class A*	56	383
Applied Digital Corp.*,1	43	355
Sprinklr, Inc. — Class A*	45	348
Gannett Company, Inc.*	61	343
Despegar.com Corp.*	27	335
Scholastic Corp.	10	320
HealthStream, Inc.	11	317
Shenandoah Telecommunications Co.	21	296
Couchbase, Inc.*	17	274
Open Lending Corp. — Class A*	44	269
TechTarget, Inc.*	11	269
Bumble, Inc. — Class A*	42	268

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Communications - 1.4% (continued)
IDT Corp. — Class B	7	$267
Stagwell, Inc.*	37	260
Clear Channel Outdoor Holdings, Inc.*	152	243
Thryv Holdings, Inc.*	14	241
NETGEAR, Inc.*	12	241
EverQuote, Inc. — Class A*	11	232
National CineMedia, Inc.*	31	218
Sinclair, Inc.	14	214
Liquidity Services, Inc.*	9	205
ADTRAN Holdings, Inc.*	34	202
Beyond, Inc.*	20	202
Gogo, Inc.*	28	201
MediaAlpha, Inc. — Class A*	11	199
Gray Television, Inc.	37	198
Powerfleet Incorporated NJ*	39	195
Clearfield, Inc.*	5	195
Nextdoor Holdings, Inc.*	76	188
Anterix, Inc.*	5	188
fuboTV, Inc.*	128	182
Getty Images Holdings, Inc.*	44	168
Boston Omaha Corp. — Class A*	11	164
ATN International, Inc.	5	162
Advantage Solutions, Inc.*	47	161
Consolidated Communications Holdings, Inc.*	33	153
RealReal, Inc.*	43	135
Liberty Latin America Ltd. — Class A*	14	134
Grindr, Inc.*	11	131
Preformed Line Products Co.	1	128
Ribbon Communications, Inc.*	39	127
Vivid Seats, Inc. — Class A*	34	126
Ooma, Inc.*	11	125
AMC Networks, Inc. — Class A*	14	122
Spok Holdings, Inc.	8	120
WideOpenWest, Inc.*	21	110
Stitch Fix, Inc. — Class A*	39	110
Backblaze, Inc. — Class A*	17	109
Aviat Networks, Inc.*	5	108
Lands' End, Inc.*	6	104
Groupon, Inc.*,1	10	98
Eventbrite, Inc. — Class A*	35	96
BARK, Inc.*	57	93
1-800-Flowers.com, Inc. — Class A*	11	87
iHeartMedia, Inc. — Class A*	45	83
Innovid Corp.*	46	83
LifeMD, Inc.*	15	79
Gambling.com Group Ltd.*	7	70
AudioEye, Inc.*	3	69
Tucows, Inc. — Class A*	3	63
OptimizeRx Corp.*	8	62
Townsquare Media, Inc. — Class A	6	61
EW Scripps Co. — Class A*	26	59
Entravision Communications Corp. — Class A	27	56
Cardlytics, Inc.*	17	54
1stdibs.com, Inc.*	11	49
RumbleON, Inc. — Class B*	7	34
Nerdy, Inc.*	31	30
LiveOne, Inc.*	30	28
BlackSky Technology, Inc.*	5	24
Mondee Holdings, Inc.*	16	22
Terran Orbital Corp.*,1	67	17
Vacasa, Inc. — Class A*	4	11
Solo Brands, Inc. — Class A*	7	10
Total Communications		46,916
Basic Materials - 1.2%
Carpenter Technology Corp.	21	3,351
Commercial Metals Co.	50	2,748
Cabot Corp.	24	2,683
Balchem Corp.	14	2,464
Avient Corp.	39	1,962
HB Fuller Co.	24	1,905
Hecla Mining Co.	251	1,674
Sensient Technologies Corp.	18	1,444
Arcadium Lithium plc*	468	1,334
Sylvamo Corp.	15	1,288
Innospec, Inc.	11	1,244
Coeur Mining, Inc.*	172	1,183
Minerals Technologies, Inc.	14	1,081
Uranium Energy Corp.*	171	1,062
Hawkins, Inc.	8	1,020
Quaker Chemical Corp.	6	1,011
Constellium SE*	56	911
Rogers Corp.*	8	904
Perimeter Solutions S.A.*	58	780
Tronox Holdings plc — Class A	52	761
Stepan Co.	9	695
Ingevity Corp.*	16	624
Kaiser Aluminum Corp.	7	508
SSR Mining, Inc.*	88	500
United States Lime & Minerals, Inc.	5	488
Orion S.A.	25	445
Novagold Resources, Inc.*	106	435
Mativ Holdings, Inc.	23	391
Energy Fuels, Inc.*	70	384
Century Aluminum Co.*	23	373
Ecovyst, Inc.*	51	349
AdvanSix, Inc.	11	334
Centrus Energy Corp. — Class A*	6	329
Koppers Holdings, Inc.	9	329
Metals Acquisition Ltd. — Class A*	23	319
Encore Energy Corp.*	77	311
Ivanhoe Electric Incorporated / US*	36	305
Haynes International, Inc.	5	298
Rayonier Advanced Materials, Inc.*	28	240
Radius Recycling, Inc. — Class A	11	204
Compass Minerals International, Inc.	15	180
Perpetua Resources Corp.*	17	159
Universal Stainless & Alloy Products, Inc.*	4	154
Lightwave Logic, Inc.*	52	144
Ur-Energy, Inc.*	119	142
Oil-Dri Corporation of America	2	138
i-80 Gold Corp.*	113	131
Intrepid Potash, Inc.*	5	120
Kronos Worldwide, Inc.	9	112
Lifezone Metals Ltd.*	16	112
Caledonia Mining Corporation plc	7	105
Codexis, Inc.*	30	92
Piedmont Lithium, Inc.*	8	71

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 34.3% (continued)
Basic Materials - 1.2% (continued)
Dakota Gold Corp.*	29	$68
American Vanguard Corp.	11	58
Contango ORE, Inc.*	3	58
Northern Technologies International Corp.	3	37
Valhi, Inc.	1	33
Critical Metals Corp.*	3	22
Total Basic Materials		40,607
Utilities - 1.0%
Brookfield Infrastructure Corp. — Class A	52	2,258
Portland General Electric Co.	44	2,108
New Jersey Resources Corp.	43	2,030
Southwest Gas Holdings, Inc.	26	1,918
Black Hills Corp.	30	1,834
ONE Gas, Inc.	24	1,786
Ormat Technologies, Inc.	23	1,770
TXNM Energy, Inc.	39	1,707
Spire, Inc.	24	1,615
ALLETE, Inc.	25	1,605
Northwestern Energy Group, Inc.	27	1,545
MGE Energy, Inc.	16	1,463
Otter Tail Corp.	18	1,407
California Water Service Group	25	1,355
American States Water Co.	16	1,333
Avista Corp.	34	1,317
Chesapeake Utilities Corp.	10	1,242
SJW Group	14	813
Hawaiian Electric Industries, Inc.*	72	697
Northwest Natural Holding Co.	16	653
Ameresco, Inc. — Class A*	14	531
Middlesex Water Co.	8	522
Unitil Corp.	7	424
York Water Co.	6	225
Consolidated Water Company Ltd.	6	151
Altus Power, Inc.*	33	105
Genie Energy Ltd. — Class B	6	97
RGC Resources, Inc.	4	90
Global Water Resources, Inc.	5	63
Total Utilities		32,664
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	12	390
Total Common Stocks
(Cost $1,069,691)		1,159,782

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.	69	–
Novartis AG†††	35	–
Sanofi SA*	15	–
Tobira Therapeutics, Inc.*,†††	8	–
Total Consumer, Non-cyclical		–
Energy - 0.0%
Empire Petroleum Corp.
Expires 10/16/24	6	–
Total Rights
(Cost $13)		–

EXCHANGE-TRADED FUNDS***,† - 24.7%
Vanguard Russell 2000 ETF[1]	4,679	418,116
iShares Russell 2000 Index ETF	1,889	417,261
Total Exchange-Traded Funds
(Cost $827,474)		835,377

MUTUAL FUNDS† - 18.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	38,037	381,134
Guggenheim Strategy Fund II2	9,842	244,092
Total Mutual Funds
(Cost $616,793)		625,226

	Face Amount
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
4.81% due 12/12/24[3,4]	$50,000	49,553
4.63% due 10/10/24[4,5]	43,000	42,950
Total U.S. Treasury Bills
(Cost $92,464)		92,503

REPURCHASE AGREEMENTS††,6 - 19.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	352,654	352,654
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	291,276	291,276
Total Repurchase Agreements
(Cost $643,930)		643,930

	Shares
SECURITIES LENDING COLLATERAL†,7 - 9.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[8]	331,150	331,150
Total Securities Lending Collateral
(Cost $331,150)		331,150
Total Investments - 109.0%
(Cost $3,581,515)		$3,687,968
Other Assets & Liabilities, net - (9.0)%		(303,718)
Total Net Assets - 100.0%		$3,384,250

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Dec 2024	$674,940	$13,101

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	12/18/24	459	$1,023,157	$14,611
BNP Paribas	Russell 2000 Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	341	760,651	10,952
Barclays Bank plc	Russell 2000 Index	Pay	5.29% (SOFR + 0.45%)	At Maturity	12/19/24	277	618,298	1,657

							$2,402,106	$27,220

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,159,782		$—	$—	*	$1,159,782
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	835,377		—	—		835,377
Mutual Funds	625,226		—	—		625,226
U.S. Treasury Bills	—		92,503	—		92,503
Repurchase Agreements	—		643,930	—		643,930
Securities Lending Collateral	331,150		—	—		331,150
Equity Futures Contracts**	13,101		—	—		13,101
Equity Index Swap Agreements**	—		27,220	—		27,220
Total Assets	$2,964,636		$763,653	$—		$3,728,289

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$241,140	$–	$–	$–	$2,952	$244,092	9,842	$10,336
Guggenheim Ultra Short Duration Fund — Institutional Class	374,667	–	–	–	6,467	381,134	38,037	14,707
	$615,807	$–	$–	$–	$9,419	$625,226		$25,043

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*
	7	$–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS***,† - 2.6%
Vanguard Russell 2000 ETF[1]	2,308	206,243
iShares Russell 2000 Index ETF	932	205,870
Total Exchange-Traded Funds
(Cost $408,358)		412,113

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 25.5%
Freddie Mac
4.60% due 10/02/24[2]	$2,000,000	1,999,745
Federal Home Loan Bank
4.60% due 10/02/24[2]	1,500,000	1,499,808
Fannie Mae
4.64% due 10/23/24[2]	500,000	498,582
Total Federal Agency Discount Notes
(Cost $3,998,135)		3,998,135

U.S. TREASURY BILLS†† - 15.4%
U.S. Treasury Bills
4.62% due 10/01/24[2]	1,400,000	1,400,000
4.63% due 10/10/24[2,3]	463,000	462,462
4.50% due 12/12/24[2]	300,000	297,318
4.85% due 12/12/24[2,4]	250,000	247,765
Total U.S. Treasury Bills
(Cost $2,407,280)		2,407,545

REPURCHASE AGREEMENTS††,5 - 55.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	4,792,060	4,792,060
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	3,958,019	3,958,019
Total Repurchase Agreements
(Cost $8,750,079)		8,750,079

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	138,502	138,502
Total Securities Lending Collateral
(Cost $138,502)		138,502
Total Investments - 100.1%
(Cost $15,702,354)		$15,706,374
Other Assets & Liabilities, net - (0.1)%		(11,160)
Total Net Assets - 100.0%		$15,695,214

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	55	Dec 2024	$6,186,950	$120,091

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	12/18/24	6,692	$14,924,047	$214,791
BNP Paribas	Russell 2000 Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	1,720	3,834,978	54,940
Barclays Bank plc	Russell 2000 Index	Pay	5.29% (SOFR + 0.45%)	At Maturity	12/19/24	2,698	6,016,358	16,128

							$24,775,383	$285,859

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	412,113	—	—		412,113
Federal Agency Discount Notes	—	3,998,135	—		3,998,135
U.S. Treasury Bills	—	2,407,545	—		2,407,545
Repurchase Agreements	—	8,750,079	—		8,750,079
Securities Lending Collateral	138,502	—	—		138,502
Equity Futures Contracts**	120,091	—	—		120,091
Equity Index Swap Agreements**	—	285,859	—		285,859
Total Assets	$670,706	$15,441,618	$—		$16,112,324

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 77.9%
Technology - 24.0%
Apple, Inc.	8,978	$2,091,874
Microsoft Corp.	4,391	1,889,447
NVIDIA Corp.	14,533	1,764,888
Broadcom, Inc.	2,749	474,203
Oracle Corp.	944	160,858
Advanced Micro Devices, Inc.*	956	156,860
Salesforce, Inc.	572	156,562
Adobe, Inc.*	262	135,658
Accenture plc — Class A	370	130,788
International Business Machines Corp.	544	120,267
QUALCOMM, Inc.	658	111,893
Texas Instruments, Inc.	539	111,341
ServiceNow, Inc.*	122	109,116
Intuit, Inc.	165	102,465
Applied Materials, Inc.	489	98,802
Micron Technology, Inc.	655	67,930
Analog Devices, Inc.	293	67,440
Lam Research Corp.	77	62,838
KLA Corp.	79	61,178
Fiserv, Inc.*	340	61,081
Intel Corp.*	2,521	59,143
Synopsys, Inc.*	91	46,081
Cadence Design Systems, Inc.*	162	43,907
Palantir Technologies, Inc. — Class A*	1,179	43,859
Crowdstrike Holdings, Inc. — Class A*	136	38,144
NXP Semiconductor N.V.	150	36,002
Roper Technologies, Inc.	63	35,056
Autodesk, Inc.*	127	34,986
Fortinet, Inc.*	375	29,081
Fair Isaac Corp.*	14	27,209
TE Connectivity plc	180	27,178
Fidelity National Information Services, Inc.	322	26,967
MSCI, Inc. — Class A	46	26,815
Monolithic Power Systems, Inc.	29	26,811
Microchip Technology, Inc.	317	25,452
Paychex, Inc.	189	25,362
Gartner, Inc.*	46	23,311
Cognizant Technology Solutions Corp. — Class A	293	22,614
HP, Inc.	577	20,697
Electronic Arts, Inc.	142	20,368
Dell Technologies, Inc. — Class C	168	19,915
ON Semiconductor Corp.*	253	18,370
ANSYS, Inc.*	52	16,569
Hewlett Packard Enterprise Co.	768	15,713
NetApp, Inc.	121	14,945
Broadridge Financial Solutions, Inc.	69	14,837
Take-Two Interactive Software, Inc.*	96	14,756
Tyler Technologies, Inc.*	25	14,593
Seagate Technology Holdings plc	124	13,582
Western Digital Corp.*	193	13,180
Leidos Holdings, Inc.	80	13,040
Teradyne, Inc.	96	12,857
PTC, Inc.*	71	12,827
Super Micro Computer, Inc.*	30	12,492
Zebra Technologies Corp. — Class A*	30	11,110
Skyworks Solutions, Inc.	94	9,284
Akamai Technologies, Inc.*	90	9,086
Jack Henry & Associates, Inc.	43	7,591
EPAM Systems, Inc.*	34	6,767
Qorvo, Inc.*	56	5,785
Dayforce, Inc.*	93	5,696
Paycom Software, Inc.	29	4,831
Amentum Holdings, Inc.*	74	2,386
Total Technology		8,844,744
Consumer, Non-cyclical - 13.5%
Eli Lilly & Co.	466	412,848
UnitedHealth Group, Inc.	546	319,235
Procter & Gamble Co.	1,391	240,921
Johnson & Johnson	1,422	230,449
AbbVie, Inc.	1,043	205,972
Merck & Company, Inc.	1,497	169,999
Coca-Cola Co.	2,292	164,703
Thermo Fisher Scientific, Inc.	226	139,797
PepsiCo, Inc.	811	137,910
Abbott Laboratories	1,028	117,202
Philip Morris International, Inc.	919	111,566
Danaher Corp.	380	105,648
Intuitive Surgical, Inc.*	210	103,167
Amgen, Inc.	317	102,141
S&P Global, Inc.	189	97,641
Pfizer, Inc.	3,348	96,891
Stryker Corp.	203	73,336
Boston Scientific Corp.*	870	72,906
Elevance Health, Inc.	137	71,240
Vertex Pharmaceuticals, Inc.*	152	70,692
Medtronic plc	758	68,243
Automatic Data Processing, Inc.	241	66,692
Regeneron Pharmaceuticals, Inc.*	63	66,228
Bristol-Myers Squibb Co.	1,198	61,985
Gilead Sciences, Inc.	736	61,706
Mondelez International, Inc. — Class A	789	58,126
Cigna Group	165	57,163
Zoetis, Inc.	268	52,362
Altria Group, Inc.	1,008	51,448
Colgate-Palmolive Co.	483	50,141
PayPal Holdings, Inc.*	604	47,130
CVS Health Corp.	743	46,720
HCA Healthcare, Inc.	110	44,707
Moody's Corp.	93	44,137
Cintas Corp.	202	41,588
Becton Dickinson & Co.	171	41,228
McKesson Corp.	77	38,070
United Rentals, Inc.	39	31,580
Kimberly-Clark Corp.	199	28,314
Kenvue, Inc.	1,131	26,160
Quanta Services, Inc.	87	25,939
Agilent Technologies, Inc.	172	25,539
GE HealthCare Technologies, Inc.	270	25,339
IDEXX Laboratories, Inc.*	49	24,756

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 77.9% (continued)
Consumer, Non-cyclical - 13.5% (continued)
General Mills, Inc.	329	$24,297
IQVIA Holdings, Inc.*	102	24,171
Corteva, Inc.	409	24,045
Constellation Brands, Inc. — Class A	93	23,965
Edwards Lifesciences Corp.*	356	23,492
Keurig Dr Pepper, Inc.	625	23,425
Centene Corp.*	311	23,412
Cencora, Inc. — Class A	103	23,183
Sysco Corp.	291	22,715
Verisk Analytics, Inc. — Class A	84	22,509
Humana, Inc.	71	22,489
Kroger Co.	392	22,462
Monster Beverage Corp.*	417	21,755
Equifax, Inc.	73	21,452
ResMed, Inc.	87	21,238
Kraft Heinz Co.	521	18,292
Archer-Daniels-Midland Co.	282	16,847
Hershey Co.	87	16,685
Biogen, Inc.*	86	16,670
Cardinal Health, Inc.	144	15,915
Dexcom, Inc.*	237	15,888
Global Payments, Inc.	150	15,363
Church & Dwight Company, Inc.	145	15,184
STERIS plc	58	14,067
Estee Lauder Companies, Inc. — Class A	138	13,757
Moderna, Inc.*	200	13,366
Cooper Companies, Inc.*	118	13,020
Zimmer Biomet Holdings, Inc.	120	12,954
West Pharmaceutical Services, Inc.	43	12,907
Corpay, Inc.*	41	12,823
Kellanova	158	12,752
Waters Corp.*	35	12,596
McCormick & Company, Inc.	149	12,263
Molina Healthcare, Inc.*	35	12,060
Clorox Co.	73	11,892
Baxter International, Inc.	301	11,429
Labcorp Holdings, Inc.	50	11,174
Hologic, Inc.*	137	11,160
Avery Dennison Corp.	48	10,597
Align Technology, Inc.*	41	10,427
Quest Diagnostics, Inc.	66	10,246
Tyson Foods, Inc. — Class A	169	10,066
Insulet Corp.*	41	9,543
Revvity, Inc.	73	9,326
Conagra Brands, Inc.	283	9,203
Rollins, Inc.	166	8,396
Viatris, Inc.	705	8,185
Bunge Global S.A.	84	8,118
Universal Health Services, Inc. — Class B	35	8,015
J M Smucker Co.	63	7,629
Bio-Techne Corp.	93	7,433
Teleflex, Inc.	28	6,925
Catalent, Inc.*	107	6,481
Incyte Corp.*	94	6,214
Charles River Laboratories International, Inc.*	31	6,106
Molson Coors Beverage Co. — Class B	104	5,982
Solventum Corp.*	82	5,717
Campbell Soup Co.	116	5,675
MarketAxess Holdings, Inc.	22	5,636
Lamb Weston Holdings, Inc.	85	5,503
Henry Schein, Inc.*	75	5,468
Hormel Foods Corp.	172	5,452
Brown-Forman Corp. — Class B	108	5,314
DaVita, Inc.*	27	4,426
Total Consumer, Non-cyclical		4,985,322
Communications - 11.3%
Amazon.com, Inc.*	5,517	1,027,983
Meta Platforms, Inc. — Class A	1,291	739,020
Alphabet, Inc. — Class A	3,461	574,007
Alphabet, Inc. — Class C	2,838	474,485
Netflix, Inc.*	254	180,154
Cisco Systems, Inc.	2,380	126,664
Verizon Communications, Inc.	2,487	111,691
Walt Disney Co.	1,071	103,019
Comcast Corp. — Class A	2,282	95,319
Uber Technologies, Inc.*	1,241	93,273
AT&T, Inc.	4,236	93,192
Booking Holdings, Inc.	20	84,242
Palo Alto Networks, Inc.*	191	65,284
T-Mobile US, Inc.	290	59,845
Arista Networks, Inc.*	152	58,341
Motorola Solutions, Inc.	99	44,513
Airbnb, Inc. — Class A*	260	32,970
Corning, Inc.	455	20,543
eBay, Inc.	289	18,817
Charter Communications, Inc. — Class A*	57	18,473
CDW Corp.	79	17,878
GoDaddy, Inc. — Class A*	83	13,013
Omnicom Group, Inc.	116	11,993
Expedia Group, Inc.*	74	10,953
Warner Bros Discovery, Inc.*	1,318	10,874
FactSet Research Systems, Inc.	22	10,117
VeriSign, Inc.*	50	9,498
Gen Digital, Inc.	320	8,778
Juniper Networks, Inc.	194	7,562
F5, Inc.*	34	7,487
Interpublic Group of Companies, Inc.	222	7,022
News Corp. — Class A	224	5,965
Match Group, Inc.*	152	5,752
Fox Corp. — Class A	133	5,630
Paramount Global — Class B	350	3,717
Fox Corp. — Class B	78	3,026
News Corp. — Class B	66	1,845
Total Communications		4,162,945
Financial - 10.9%
Berkshire Hathaway, Inc. — Class B*	1,082	498,001
JPMorgan Chase & Co.	1,681	354,456
Visa, Inc. — Class A	987	271,376
Mastercard, Inc. — Class A	487	240,481
Bank of America Corp.	3,988	158,244
Wells Fargo & Co.	2,011	113,601
Goldman Sachs Group, Inc.	187	92,585

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 77.9% (continued)
Financial - 10.9% (continued)
American Express Co.	332	$90,038
Progressive Corp.	346	87,801
BlackRock, Inc. — Class A	82	77,860
Morgan Stanley	736	76,721
Citigroup, Inc.	1,127	70,550
Prologis, Inc. REIT	547	69,075
Blackstone, Inc. — Class A	425	65,080
Marsh & McLennan Companies, Inc.	291	64,919
American Tower Corp. — Class A REIT	276	64,187
Chubb Ltd.	222	64,023
Charles Schwab Corp.	883	57,227
Intercontinental Exchange, Inc.	339	54,457
KKR & Company, Inc. — Class A	398	51,971
Equinix, Inc. REIT	56	49,707
CME Group, Inc. — Class A	213	46,999
Aon plc — Class A	128	44,287
Welltower, Inc. REIT	342	43,786
PNC Financial Services Group, Inc.	235	43,440
U.S. Bancorp	922	42,163
Arthur J Gallagher & Co.	129	36,297
Public Storage REIT	93	33,840
Capital One Financial Corp.	226	33,839
Truist Financial Corp.	791	33,831
Aflac, Inc.	298	33,316
Realty Income Corp. REIT	514	32,598
Travelers Companies, Inc.	135	31,606
Bank of New York Mellon Corp.	436	31,331
Simon Property Group, Inc. REIT	181	30,593
Crown Castle, Inc. REIT	257	30,488
Allstate Corp.	156	29,585
Digital Realty Trust, Inc. REIT	182	29,453
MetLife, Inc.	348	28,703
American International Group, Inc.	380	27,827
Ameriprise Financial, Inc.	58	27,249
Prudential Financial, Inc.	211	25,552
Arch Capital Group Ltd.*	221	24,726
Extra Space Storage, Inc. REIT	125	22,524
CBRE Group, Inc. — Class A*	178	22,157
Discover Financial Services	148	20,763
VICI Properties, Inc. REIT	619	20,619
Iron Mountain, Inc. REIT	173	20,558
Hartford Financial Services Group, Inc.	173	20,347
AvalonBay Communities, Inc. REIT	84	18,921
CoStar Group, Inc.*	242	18,257
Nasdaq, Inc.	244	17,814
Willis Towers Watson plc	60	17,672
M&T Bank Corp.	99	17,634
Fifth Third Bancorp	400	17,136
Ventas, Inc. REIT	244	15,648
State Street Corp.	176	15,571
SBA Communications Corp. REIT	63	15,164
Equity Residential REIT	202	15,041
Weyerhaeuser Co. REIT	430	14,560
Brown & Brown, Inc.	140	14,504
T. Rowe Price Group, Inc.	132	14,379
Raymond James Financial, Inc.	109	13,348
Cboe Global Markets, Inc.	62	12,702
Regions Financial Corp.	541	12,621
Huntington Bancshares, Inc.	858	12,613
Cincinnati Financial Corp.	92	12,523
Invitation Homes, Inc. REIT	337	11,883
Synchrony Financial	233	11,622
Essex Property Trust, Inc. REIT	38	11,226
Mid-America Apartment Communities, Inc. REIT	69	10,964
Alexandria Real Estate Equities, Inc. REIT	92	10,925
Citizens Financial Group, Inc.	265	10,883
Principal Financial Group, Inc.	126	10,823
Northern Trust Corp.	119	10,714
Everest Group Ltd.	26	10,188
W R Berkley Corp.	178	10,098
Healthpeak Properties, Inc. REIT	416	9,514
Kimco Realty Corp. REIT	398	9,241
KeyCorp	548	9,179
Loews Corp.	108	8,537
Erie Indemnity Co. — Class A	15	8,097
UDR, Inc. REIT	177	8,025
Camden Property Trust REIT	63	7,782
Host Hotels & Resorts, Inc. REIT	415	7,304
Regency Centers Corp. REIT	97	7,006
BXP, Inc. REIT	86	6,919
Assurant, Inc.	31	6,165
Globe Life, Inc.	53	5,613
Federal Realty Investment Trust REIT	44	5,059
Invesco Ltd.	266	4,671
Franklin Resources, Inc.	182	3,667
Total Financial		4,033,050
Consumer, Cyclical - 6.5%
Tesla, Inc.*	1,639	428,811
Home Depot, Inc.	586	237,447
Costco Wholesale Corp.	262	232,268
Walmart, Inc.	2,566	207,205
McDonald's Corp.	424	129,112
Lowe's Companies, Inc.	337	91,276
TJX Companies, Inc.	668	78,517
Starbucks Corp.	669	65,221
NIKE, Inc. — Class B	710	62,764
Chipotle Mexican Grill, Inc. — Class A*	809	46,615
Target Corp.	273	42,550
O'Reilly Automotive, Inc.*	34	39,154
Marriott International, Inc. — Class A	138	34,307
Hilton Worldwide Holdings, Inc.	146	33,653
DR Horton, Inc.	173	33,003
AutoZone, Inc.*	10	31,500
PACCAR, Inc.	310	30,591
General Motors Co.	664	29,774
Ross Stores, Inc.	197	29,650
Copart, Inc.*	517	27,091
WW Grainger, Inc.	26	27,009
Lennar Corp. — Class A	143	26,810
Cummins, Inc.	81	26,227

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 77.9% (continued)
Consumer, Cyclical - 6.5% (continued)
Royal Caribbean Cruises Ltd.	140	$24,830
Ford Motor Co.	2,307	24,362
Fastenal Co.	338	24,140
Yum! Brands, Inc.	166	23,192
NVR, Inc.*	2	19,624
Delta Air Lines, Inc.	379	19,249
Tractor Supply Co.	64	18,620
Lululemon Athletica, Inc.*	68	18,452
PulteGroup, Inc.	123	17,654
Deckers Outdoor Corp.*	90	14,351
Best Buy Company, Inc.	116	11,983
Darden Restaurants, Inc.	70	11,489
Genuine Parts Co.	82	11,454
Aptiv plc*	157	11,306
United Airlines Holdings, Inc.*	194	11,070
Carnival Corp.*	597	11,032
Dollar General Corp.	130	10,994
Ulta Beauty, Inc.*	28	10,895
Las Vegas Sands Corp.	209	10,521
Southwest Airlines Co.	354	10,489
Live Nation Entertainment, Inc.*	93	10,182
Domino's Pizza, Inc.	21	9,033
Pool Corp.	23	8,666
Dollar Tree, Inc.*	119	8,368
CarMax, Inc.*	92	7,119
Tapestry, Inc.	136	6,389
LKQ Corp.	156	6,228
Hasbro, Inc.	77	5,569
Caesars Entertainment, Inc.*	128	5,343
Norwegian Cruise Line Holdings Ltd.*	260	5,333
MGM Resorts International*	136	5,316
Wynn Resorts Ltd.	55	5,273
BorgWarner, Inc.	135	4,899
Ralph Lauren Corp. — Class A	24	4,653
Walgreens Boots Alliance, Inc.	423	3,790
Total Consumer, Cyclical		2,402,423
Industrial - 5.7%
General Electric Co.	641	120,880
Caterpillar, Inc.	286	111,860
RTX Corp.	786	95,232
Union Pacific Corp.	360	88,733
Honeywell International, Inc.	385	79,583
Eaton Corporation plc	235	77,888
Lockheed Martin Corp.	125	73,070
Deere & Co.	151	63,017
United Parcel Service, Inc. — Class B	433	59,035
Boeing Co.*	346	52,606
Trane Technologies plc	133	51,701
Parker-Hannifin Corp.	76	48,018
TransDigm Group, Inc.	33	47,095
Amphenol Corp. — Class A	711	46,329
General Dynamics Corp.	152	45,934
Waste Management, Inc.	216	44,842
3M Co.	325	44,428
Northrop Grumman Corp.	81	42,774
Illinois Tool Works, Inc.	160	41,931
GE Vernova, Inc.*	162	41,307
Carrier Global Corp.	496	39,923
CSX Corp.	1,145	39,537
Emerson Electric Co.	338	36,967
FedEx Corp.	133	36,399
Norfolk Southern Corp.	134	33,299
Johnson Controls International plc	395	30,656
L3Harris Technologies, Inc.	112	26,641
Otis Worldwide Corp.	237	24,634
Republic Services, Inc. — Class A	121	24,302
Howmet Aerospace, Inc.	241	24,160
AMETEK, Inc.	137	23,524
Ingersoll Rand, Inc.	238	23,362
Old Dominion Freight Line, Inc.	111	22,049
Vulcan Materials Co.	78	19,534
Mettler-Toledo International, Inc.*	13	19,496
Martin Marietta Materials, Inc.	36	19,377
Xylem, Inc.	143	19,309
Westinghouse Air Brake Technologies Corp.	103	18,722
Rockwell Automation, Inc.	67	17,987
Axon Enterprise, Inc.*	42	16,783
Keysight Technologies, Inc.*	103	16,370
Fortive Corp.	207	16,338
Veralto Corp.	146	16,331
Garmin Ltd.	91	16,019
Dover Corp.	81	15,531
Smurfit WestRock plc	291	14,381
Hubbell, Inc.	32	13,707
Builders FirstSource, Inc.*	69	13,376
Teledyne Technologies, Inc.*	28	12,255
Ball Corp.	179	12,156
Packaging Corporation of America	53	11,416
Expeditors International of Washington, Inc.	83	10,906
Masco Corp.	129	10,828
Stanley Black & Decker, Inc.	91	10,022
Textron, Inc.	111	9,832
Jacobs Solutions, Inc.	74	9,687
Amcor plc	854	9,676
IDEX Corp.	45	9,653
Pentair plc	98	9,583
Snap-on, Inc.	31	8,981
Trimble, Inc.*	144	8,941
Nordson Corp.	32	8,404
J.B. Hunt Transport Services, Inc.	48	8,272
Jabil, Inc.	67	8,029
CH Robinson Worldwide, Inc.	69	7,616
Allegion plc	51	7,433
A O Smith Corp.	71	6,378
Huntington Ingalls Industries, Inc.	23	6,081
Generac Holdings, Inc.*	36	5,720
Mohawk Industries, Inc.*	31	4,981
Total Industrial		2,111,827
Energy - 2.6%
Exxon Mobil Corp.	2,625	307,703
Chevron Corp.	1,005	148,006
ConocoPhillips	686	72,222

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 77.9% (continued)
Energy - 2.6% (continued)
EOG Resources, Inc.	336	$41,305
Schlumberger N.V.	839	35,196
Williams Companies, Inc.	720	32,868
Phillips 66	247	32,468
Marathon Petroleum Corp.	198	32,256
ONEOK, Inc.	345	31,440
Valero Energy Corp.	189	25,521
Kinder Morgan, Inc.	1,141	25,205
Hess Corp.	163	22,135
Baker Hughes Co.	587	21,220
Occidental Petroleum Corp.	398	20,513
Targa Resources Corp.	129	19,093
Diamondback Energy, Inc.	105	18,102
First Solar, Inc.*	63	15,715
Halliburton Co.	522	15,164
Devon Energy Corp.	370	14,474
Equities Corp.	351	12,861
Coterra Energy, Inc. — Class A	437	10,466
Enphase Energy, Inc.*	80	9,041
Marathon Oil Corp.	330	8,788
APA Corp.	219	5,357
Total Energy		977,119
Utilities - 2.0%
NextEra Energy, Inc.	1,214	102,619
Southern Co.	646	58,256
Duke Energy Corp.	456	52,577
Constellation Energy Corp.	185	48,104
American Electric Power Company, Inc.	314	32,216
Sempra	374	31,278
Dominion Energy, Inc.	496	28,664
Public Service Enterprise Group, Inc.	294	26,228
PG&E Corp.	1,263	24,969
Vistra Corp.	203	24,064
Exelon Corp.	591	23,965
Xcel Energy, Inc.	329	21,484
Consolidated Edison, Inc.	204	21,242
Edison International	228	19,856
WEC Energy Group, Inc.	187	17,986
American Water Works Company, Inc.	115	16,818
Entergy Corp.	126	16,583
DTE Energy Co.	122	15,666
PPL Corp.	436	14,423
Eversource Energy	211	14,359
Ameren Corp.	158	13,819
FirstEnergy Corp.	303	13,438
Atmos Energy Corp.	92	12,761
CMS Energy Corp.	176	12,431
CenterPoint Energy, Inc.	385	11,327
NRG Energy, Inc.	122	11,114
Alliant Energy Corp.	152	9,225
NiSource, Inc.	265	9,182
Evergy, Inc.	136	8,433
AES Corp.	420	8,425
Pinnacle West Capital Corp.	67	5,935
Total Utilities		727,447
Basic Materials - 1.4%
Linde plc	284	135,428
Sherwin-Williams Co.	137	52,289
Freeport-McMoRan, Inc.	849	42,382
Air Products and Chemicals, Inc.	131	39,004
Ecolab, Inc.	150	38,299
Newmont Corp.	678	36,239
Dow, Inc.	414	22,617
DuPont de Nemours, Inc.	247	22,010
Nucor Corp.	140	21,047
PPG Industries, Inc.	138	18,279
International Flavors & Fragrances, Inc.	151	15,844
LyondellBasell Industries N.V. — Class A	154	14,769
Steel Dynamics, Inc.	85	10,717
International Paper Co.	205	10,014
CF Industries Holdings, Inc.	107	9,181
Celanese Corp. — Class A	65	8,837
Eastman Chemical Co.	69	7,725
Albemarle Corp.	69	6,535
Mosaic Co.	188	5,035
FMC Corp.	74	4,880
Total Basic Materials		521,131
Total Common Stocks
(Cost $19,641,422)		28,766,008

	Face Amount
U.S. TREASURY BILLS†† - 3.6%
U.S. Treasury Bills
4.63% due 10/10/24[1,2]	$818,000	817,050
4.85% due 12/12/24[2,3]	550,000	545,083
Total U.S. Treasury Bills
(Cost $1,361,614)		1,362,133

REPURCHASE AGREEMENTS††,4 - 18.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	3,734,811	3,734,811
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	3,084,780	3,084,780
Total Repurchase Agreements
(Cost $6,819,591)		6,819,591
Total Investments - 100.0%
(Cost $27,822,627)		$36,947,732
Other Assets & Liabilities, net - 0.0%		(15,714)
Total Net Assets - 100.0%		$36,932,018

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	46	Dec 2024	$13,376,800	$288,631

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	3,452	$19,890,875	$137,706
BNP Paribas	S&P 500 Index	Pay	5.68% (Federal Funds Rate + 0.85%)	At Maturity	12/19/24	965	5,562,724	38,825
Barclays Bank plc	S&P 500 Index	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	1,083	6,241,434	32,006

							$31,695,033	$208,537

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,766,008	$—	$—	$28,766,008
U.S. Treasury Bills	—	1,362,133	—	1,362,133
Repurchase Agreements	—	6,819,591	—	6,819,591
Equity Futures Contracts**	288,631	—	—	288,631
Equity Index Swap Agreements**	—	208,537	—	208,537
Total Assets	$29,054,639	$8,390,261	$—	$37,444,900

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 34.2%
NVIDIA Corp.	10,845	$1,317,017
Monolithic Power Systems, Inc.	875	808,938
KLA Corp.	806	624,174
Palantir Technologies, Inc. — Class A*	15,946	593,191
Advanced Micro Devices, Inc.*	3,307	542,613
ServiceNow, Inc.*	592	529,479
Crowdstrike Holdings, Inc. — Class A*	1,851	519,150
Broadcom, Inc.	2,737	472,132
Applied Materials, Inc.	2,219	448,349
Oracle Corp.	2,359	401,974
Fair Isaac Corp.*	191	371,212
Intuit, Inc.	594	368,874
Fortinet, Inc.*	4,708	365,105
Lam Research Corp.	406	331,328
Tyler Technologies, Inc.*	547	319,295
Microsoft Corp.	730	314,119
Cadence Design Systems, Inc.*	1,120	303,554
Salesforce, Inc.	1,023	280,005
Super Micro Computer, Inc.*	656	273,159
Adobe, Inc.*	497	257,337
Synopsys, Inc.*	488	247,118
Gartner, Inc.*	441	223,481
Apple, Inc.	953	222,049
Total Technology		10,133,653
Consumer, Cyclical - 23.7%
Royal Caribbean Cruises Ltd.	4,728	838,558
PulteGroup, Inc.	4,680	671,721
DR Horton, Inc.	3,107	592,722
Live Nation Entertainment, Inc.*	5,057	553,691
Hilton Worldwide Holdings, Inc.	2,237	515,628
Marriott International, Inc. — Class A	2,055	510,873
Deckers Outdoor Corp.*	3,175	506,254
Tesla, Inc.*	1,705	446,079
NVR, Inc.*	45	441,531
Chipotle Mexican Grill, Inc. — Class A*	7,230	416,593
Copart, Inc.*	7,451	390,432
Norwegian Cruise Line Holdings Ltd.*	16,988	348,424
Wynn Resorts Ltd.	3,054	292,818
Ross Stores, Inc.	1,846	277,841
Lululemon Athletica, Inc.*	788	213,824
Total Consumer, Cyclical		7,016,989
Communications - 17.2%
Arista Networks, Inc.*	2,320	890,462
Booking Holdings, Inc.	157	661,303
Meta Platforms, Inc. — Class A	1,137	650,864
Uber Technologies, Inc.*	8,627	648,405
Palo Alto Networks, Inc.*	1,440	492,192
Expedia Group, Inc.*	2,575	381,151
Amazon.com, Inc.*	1,928	359,244
Netflix, Inc.*	476	337,613
Alphabet, Inc. — Class A	1,527	253,253
Alphabet, Inc. — Class C	1,287	215,174
GoDaddy, Inc. — Class A*	1,343	210,556
Total Communications		5,100,217
Industrial - 6.6%
Builders FirstSource, Inc.*	3,054	592,048
Axon Enterprise, Inc.*	1,214	485,114
Fortive Corp.	4,228	333,716
TransDigm Group, Inc.	196	279,718
Old Dominion Freight Line, Inc.	1,317	261,609
Total Industrial		1,952,205
Energy - 5.5%
Targa Resources Corp.	4,598	680,550
Diamondback Energy, Inc.	2,298	396,175
Hess Corp.	2,011	273,094
APA Corp.	11,052	270,332
Total Energy		1,620,151
Consumer, Non-cyclical - 4.6%
United Rentals, Inc.	659	533,612
Eli Lilly & Co.	375	332,228
Corpay, Inc.*	975	304,941
West Pharmaceutical Services, Inc.	693	208,011
Total Consumer, Non-cyclical		1,378,792
Financial - 4.2%
KKR & Company, Inc. — Class A	5,556	725,503
Arch Capital Group Ltd.*	4,739	530,199
Total Financial		1,255,702
Utilities - 2.0%
Vistra Corp.	4,993	591,870
Basic Materials - 1.5%
Celanese Corp. — Class A	3,202	435,344
Total Common Stocks
(Cost $22,258,408)		29,484,923

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$126,865	126,865
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	104,785	104,785
Total Repurchase Agreements
(Cost $231,650)		231,650
Total Investments - 100.3%
(Cost $22,490,058)		$29,716,573
Other Assets & Liabilities, net - (0.3)%		(97,007)
Total Net Assets - 100.0%		$29,619,566

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,484,923	$—	$—	$29,484,923
Repurchase Agreements	—	231,650	—	231,650
Total Assets	$29,484,923	$231,650	$—	$29,716,573

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 32.7%
Berkshire Hathaway, Inc. — Class B*	1,626	$748,383
Citigroup, Inc.	6,525	408,465
Citizens Financial Group, Inc.	9,330	383,183
Invesco Ltd.	21,070	369,989
Truist Financial Corp.	6,058	259,101
Capital One Financial Corp.	1,681	251,696
Synchrony Financial	4,693	234,087
M&T Bank Corp.	1,262	224,787
Prudential Financial, Inc.	1,700	205,870
Loews Corp.	2,534	200,313
Bank of New York Mellon Corp.	2,766	198,765
Bank of America Corp.	4,899	194,392
Wells Fargo & Co.	3,240	183,028
American International Group, Inc.	2,481	181,684
Regions Financial Corp.	7,397	172,572
State Street Corp.	1,945	172,074
Huntington Bancshares, Inc.	11,639	171,093
KeyCorp	10,021	167,852
Hartford Financial Services Group, Inc.	1,298	152,658
Goldman Sachs Group, Inc.	299	148,038
MetLife, Inc.	1,703	140,463
Fifth Third Bancorp	2,976	127,492
Assurant, Inc.	633	125,878
PNC Financial Services Group, Inc.	678	125,328
Franklin Resources, Inc.	5,723	115,319
Cincinnati Financial Corp.	842	114,613
Allstate Corp.	602	114,169
Everest Group Ltd.	277	108,537
U.S. Bancorp	2,266	103,624
Travelers Companies, Inc.	441	103,247
Principal Financial Group, Inc.	1,175	100,932
Alexandria Real Estate Equities, Inc. REIT	805	95,594
Total Financial		6,403,226
Consumer, Non-cyclical - 23.8%
Viatris, Inc.	37,281	432,832
Tyson Foods, Inc. — Class A	7,124	424,306
Kroger Co.	6,577	376,862
Centene Corp.*	4,532	341,169
CVS Health Corp.	5,395	339,238
Bunge Global S.A.	3,497	337,950
Cigna Group	799	276,806
Universal Health Services, Inc. — Class B	1,139	260,842
Cencora, Inc. — Class A	1,141	256,816
McKesson Corp.	505	249,682
Cardinal Health, Inc.	2,097	231,760
Archer-Daniels-Midland Co.	3,285	196,246
Kraft Heinz Co.	5,125	179,939
Molson Coors Beverage Co. — Class B	2,698	155,189
Conagra Brands, Inc.	3,593	116,844
Elevance Health, Inc.	206	107,120
Corteva, Inc.	1,810	106,410
Sysco Corp.	1,304	101,790
Henry Schein, Inc.*	1,325	96,593
Humana, Inc.	191	60,497
Total Consumer, Non-cyclical		4,648,891
Consumer, Cyclical - 16.0%
General Motors Co.	17,414	780,844
United Airlines Holdings, Inc.*	9,014	514,339
Ford Motor Co.	41,805	441,461
CarMax, Inc.*	3,960	306,425
Best Buy Company, Inc.	2,634	272,092
BorgWarner, Inc.	7,187	260,816
Southwest Airlines Co.	6,757	200,210
Walgreens Boots Alliance, Inc.	18,665	167,238
Target Corp.	704	109,726
LKQ Corp.	1,959	78,203
Total Consumer, Cyclical		3,131,354
Industrial - 6.1%
Mohawk Industries, Inc.*	3,389	544,545
Smurfit WestRock plc	5,971	295,087
Stanley Black & Decker, Inc.	1,234	135,900
CH Robinson Worldwide, Inc.	1,014	111,915
FedEx Corp.	362	99,072
Total Industrial		1,186,519
Communications - 6.0%
Paramount Global — Class B1	33,249	353,104
Warner Bros Discovery, Inc.*	30,151	248,746
AT&T, Inc.	8,160	179,520
Verizon Communications, Inc.	2,748	123,413
Fox Corp. — Class A	2,658	112,513
News Corp. — Class A	2,940	78,292
Fox Corp. — Class B	1,422	55,174
News Corp. — Class B	882	24,652
Total Communications		1,175,414
Basic Materials - 5.0%
International Paper Co.	5,307	259,247
Mosaic Co.	6,011	160,974
International Flavors & Fragrances, Inc.	1,473	154,562
Eastman Chemical Co.	1,036	115,980
Dow, Inc.	2,076	113,412
LyondellBasell Industries N.V. — Class A	1,010	96,859
Albemarle Corp.	759	71,885
Total Basic Materials		972,919
Energy - 4.8%
Valero Energy Corp.	2,565	346,352
Phillips 66	2,191	288,007
Kinder Morgan, Inc.	4,868	107,534
Equities Corp.	2,851	104,460
Chevron Corp.	577	84,975
Total Energy		931,328
Utilities - 3.1%
NRG Energy, Inc.	3,109	283,230
Evergy, Inc.	1,894	117,447
Pinnacle West Capital Corp.	1,248	110,560
Eversource Energy	1,553	105,682
Total Utilities		616,919
Technology - 1.9%
Hewlett Packard Enterprise Co.	13,668	279,648

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 1.9% (continued)
HP, Inc.	2,829	$101,476
Total Technology		381,124
Total Common Stocks
(Cost $14,149,472)		19,447,694

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$72,411	72,411
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	59,809	59,809
Total Repurchase Agreements
(Cost $132,220)		132,220

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	272,396	272,396
Total Securities Lending Collateral
(Cost $272,396)		272,396
Total Investments - 101.5%
(Cost $14,554,088)		$19,852,310
Other Assets & Liabilities, net - (1.5)%		(290,540)
Total Net Assets - 100.0%		$19,561,770

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,447,694	$—	$—	$19,447,694
Repurchase Agreements	—	132,220	—	132,220
Securities Lending Collateral	272,396	—	—	272,396
Total Assets	$19,720,090	$132,220	$—	$19,852,310

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 28.2%
Comfort Systems USA, Inc.	711	$277,539
AAON, Inc.	2,215	238,866
TopBuild Corp.*	545	221,711
EMCOR Group, Inc.	479	206,224
Clean Harbors, Inc.*	726	175,482
Owens Corning	978	172,636
Eagle Materials, Inc.	592	170,289
Simpson Manufacturing Company, Inc.	794	151,868
Fabrinet*	601	142,100
Lennox International, Inc.	221	133,548
UFP Industries, Inc.	961	126,093
nVent Electric plc	1,788	125,625
Universal Display Corp.	549	115,235
Saia, Inc.*	256	111,939
Esab Corp.	1,009	107,267
Applied Industrial Technologies, Inc.	476	106,210
Crane Co.	582	92,119
RBC Bearings, Inc.*	300	89,814
Chart Industries, Inc.*	711	88,263
Advanced Drainage Systems, Inc.	545	85,652
Lincoln Electric Holdings, Inc.	422	81,032
Trex Company, Inc.*	1,158	77,100
Vontier Corp.	2,006	67,682
NEXTracker, Inc. — Class A*	1,476	55,321
Total Industrial		3,219,615
Consumer, Cyclical - 21.5%
Toll Brothers, Inc.	1,625	251,046
Wingstop, Inc.	546	227,180
Murphy USA, Inc.	400	197,148
Hyatt Hotels Corp. — Class A	1,214	184,771
Abercrombie & Fitch Co. — Class A*	1,010	141,299
Churchill Downs, Inc.	1,001	135,345
Texas Roadhouse, Inc. — Class A	763	134,746
Williams-Sonoma, Inc.	848	131,372
Crocs, Inc.*	898	130,039
Floor & Decor Holdings, Inc. — Class A*	1,037	128,764
Casey’s General Stores, Inc.	320	120,227
Skechers USA, Inc. — Class A*	1,730	115,772
Tempur Sealy International, Inc.	2,091	114,169
Watsco, Inc.	197	96,900
Planet Fitness, Inc. — Class A*	1,127	91,535
Light & Wonder, Inc. — Class A*	831	75,397
FirstCash Holdings, Inc.	640	73,472
Boyd Gaming Corp.	928	59,995
Five Below, Inc.*	450	39,758
Total Consumer, Cyclical		2,448,935
Consumer, Non-cyclical - 15.8%
Lantheus Holdings, Inc.*	1,964	215,549
Medpace Holdings, Inc.*	524	174,911
elf Beauty, Inc.*	1,314	143,266
Valvoline, Inc.*	3,165	132,455
Coca-Cola Consolidated, Inc.	100	131,640
Celsius Holdings, Inc.*	3,530	110,701
Exelixis, Inc.*	4,154	107,796
RB Global, Inc.	1,269	102,142
Grand Canyon Education, Inc.*	703	99,720
Brink's Co.	759	87,771
Halozyme Therapeutics, Inc.*	1,379	78,934
Ensign Group, Inc.	496	71,335
Acadia Healthcare Company, Inc.*	1,064	67,468
Arrowhead Pharmaceuticals, Inc.*	3,213	62,236
Penumbra, Inc.*	320	62,179
FTI Consulting, Inc.*	260	59,166
Coty, Inc. — Class A*	5,495	51,598
Avis Budget Group, Inc.	512	44,846
Total Consumer, Non-cyclical		1,803,713
Technology - 12.4%
Duolingo, Inc.*	1,194	336,732
Appfolio, Inc. — Class A*	836	196,794
Onto Innovation, Inc.*	796	165,217
Dynatrace, Inc.*	2,845	152,122
Manhattan Associates, Inc.*	444	124,933
Rambus, Inc.*	2,495	105,339
Pure Storage, Inc. — Class A*	1,890	94,954
Altair Engineering, Inc. — Class A*	988	94,364
Qualys, Inc.*	596	76,562
Dropbox, Inc. — Class A*	2,521	64,109
Total Technology		1,411,126
Energy - 11.9%
CNX Resources Corp.*	11,021	358,954
Permian Resources Corp.	13,023	177,243
Weatherford International plc	1,968	167,123
Range Resources Corp.	4,314	132,699
Valaris Ltd.*	2,187	121,925
Ovintiv, Inc.	2,984	114,317
Chord Energy Corp.	847	110,305
Civitas Resources, Inc.	1,742	88,267
Matador Resources Co.	1,667	82,383
Total Energy		1,353,216
Financial - 6.6%
Ryan Specialty Holdings, Inc.	3,698	245,510
Kinsale Capital Group, Inc.	396	184,366
Park Hotels & Resorts, Inc. REIT	9,721	137,066
Primerica, Inc.	410	108,711
Hamilton Lane, Inc. — Class A	474	79,817
Total Financial		755,470
Basic Materials - 3.1%
Reliance, Inc.	464	134,193
Westlake Corp.	753	113,168
NewMarket Corp.	196	108,171
Total Basic Materials		355,532
Total Common Stocks
(Cost $8,985,391)		11,347,607

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$51,341	$51,341
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	42,405	42,405
Total Repurchase Agreements
(Cost $93,746)		$93,746
Total Investments - 100.3%
(Cost $9,079,137)		$11,441,353
Other Assets & Liabilities, net - (0.3)%		(33,262)
Total Net Assets - 100.0%		$11,408,091

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,347,607	$—	$—	$11,347,607
Repurchase Agreements	—	93,746	—	93,746
Total Assets	$11,347,607	$93,746	$—	$11,441,353

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Cyclical - 25.5%
Lithia Motors, Inc. — Class A	538	$170,890
Macy's, Inc.	10,028	157,339
Nordstrom, Inc.	6,476	145,645
AutoNation, Inc.*	807	144,389
Taylor Morrison Home Corp. — Class A*	1,860	130,684
American Airlines Group, Inc.*	10,091	113,423
Aramark	2,878	111,465
WESCO International, Inc.	633	106,331
Goodyear Tire & Rubber Co.*	11,498	101,757
Penske Automotive Group, Inc.	534	86,732
Whirlpool Corp.	759	81,213
Thor Industries, Inc.	698	76,703
Lear Corp.	700	76,405
PVH Corp.	746	75,219
Harley-Davidson, Inc.	1,798	69,277
Gap, Inc.	2,274	50,142
Marriott Vacations Worldwide Corp.	645	47,395
BJ's Wholesale Club Holdings, Inc.*	547	45,117
Under Armour, Inc. — Class A*	3,356	29,902
Under Armour, Inc. — Class C*	3,471	29,018
Total Consumer, Cyclical		1,849,046
Financial - 23.7%
Jones Lang LaSalle, Inc.*	650	175,376
Unum Group	2,104	125,062
Jefferies Financial Group, Inc.	1,740	107,097
Ally Financial, Inc.	2,577	91,715
Reinsurance Group of America, Inc. — Class A	415	90,416
Cousins Properties, Inc. REIT	2,990	88,145
Kemper Corp.	1,418	86,853
Associated Banc-Corp.	3,970	85,514
Kilroy Realty Corp. REIT	1,895	73,337
FNB Corp.	5,045	71,185
Zions Bancorp North America	1,492	70,452
Valley National Bancorp	7,247	65,658
First Horizon Corp.	3,822	59,356
Janus Henderson Group plc	1,508	57,410
Old National Bancorp	3,052	56,950
Independence Realty Trust, Inc. REIT	2,729	55,945
Texas Capital Bancshares, Inc.*	770	55,024
Prosperity Bancshares, Inc.	752	54,196
CNO Financial Group, Inc.	1,415	49,666
Healthcare Realty Trust, Inc. REIT	2,683	48,696
Old Republic International Corp.	1,253	44,381
First American Financial Corp.	600	39,606
Webster Financial Corp.	847	39,479
New York Community Bancorp, Inc.	2,911	32,691
Total Financial		1,724,210
Industrial - 19.1%
Avnet, Inc.	3,676	199,644
TD SYNNEX Corp.	1,553	186,484
MasTec, Inc.*	1,419	174,679
Arrow Electronics, Inc.*	1,244	165,240
Ryder System, Inc.	787	114,745
MDU Resources Group, Inc.	3,780	103,610
Fluor Corp.*	1,685	80,391
Coherent Corp.*	852	75,751
CNH Industrial N.V.	5,514	61,205
Greif, Inc. — Class A	755	47,308
Oshkosh Corp.	389	38,982
Berry Global Group, Inc.	548	37,253
AGCO Corp.	368	36,013
Knight-Swift Transportation Holdings, Inc.	639	34,474
Vishay Intertechnology, Inc.	1,656	31,315
Total Industrial		1,387,094
Consumer, Non-cyclical - 14.9%
Tenet Healthcare Corp.*	1,037	172,349
US Foods Holding Corp.*	2,360	145,140
Pilgrim's Pride Corp.*	2,925	134,696
Performance Food Group Co.*	1,633	127,978
Graham Holdings Co. — Class B	152	124,902
ManpowerGroup, Inc.	1,689	124,175
Post Holdings, Inc.*	569	65,862
Perrigo Company plc	2,335	61,247
Enovis Corp.*	1,026	44,170
Bio-Rad Laboratories, Inc. — Class A*	127	42,492
Envista Holdings Corp.*	1,995	39,421
Total Consumer, Non-cyclical		1,082,432
Basic Materials - 5.9%
United States Steel Corp.	4,081	144,182
Alcoa Corp.	3,250	125,385
Commercial Metals Co.	1,454	79,912
Cleveland-Cliffs, Inc.*	6,037	77,092
Total Basic Materials		426,571
Energy - 5.3%
PBF Energy, Inc. — Class A	4,331	134,044
HF Sinclair Corp.	2,727	121,542
Chesapeake Energy Corp.[1]	614	50,502
Antero Resources Corp.*	1,750	50,138
NOV, Inc.	1,958	31,269
Total Energy		387,495
Utilities - 2.5%
UGI Corp.	2,292	57,346
Southwest Gas Holdings, Inc.	630	46,469
Black Hills Corp.	708	43,273
Spire, Inc.	536	36,067
Total Utilities		183,155
Technology - 1.5%
Kyndryl Holdings, Inc.*	3,780	86,864
Concentrix Corp.	431	22,089
Total Technology		108,953
Communications - 1.3%
Frontier Communications Parent, Inc.*	2,657	94,403
Total Common Stocks
(Cost $5,237,513)		7,243,359

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$32,584	$32,584
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	26,913	26,913
Total Repurchase Agreements
(Cost $59,497)		59,497

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	38,870	38,870
Total Securities Lending Collateral
(Cost $38,870)		38,870
Total Investments - 101.0%
(Cost $5,335,880)		$7,341,726
Other Assets & Liabilities, net - (1.0)%		(72,701)
Total Net Assets - 100.0%		$7,269,025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,243,359	$—	$—	$7,243,359
Repurchase Agreements	—	59,497	—	59,497
Securities Lending Collateral	38,870	—	—	38,870
Total Assets	$7,282,229	$59,497	$—	$7,341,726

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 21.6%
PROG Holdings, Inc.	3,049	$147,846
UFP Technologies, Inc.*	433	137,131
TG Therapeutics, Inc.*	4,621	108,085
ADMA Biologics, Inc.*	4,983	99,610
Verra Mobility Corp.*	3,137	87,240
TransMedics Group, Inc.*	550	86,350
Inter Parfums, Inc.	621	80,407
Cal-Maine Foods, Inc.	1,010	75,589
Stride, Inc.*	835	71,234
Adtalem Global Education, Inc.*	870	65,668
Viad Corp.*	1,771	63,455
Collegium Pharmaceutical, Inc.*	1,553	60,008
CorVel Corp.*	182	59,494
RadNet, Inc.*	847	58,773
Vericel Corp.*	1,359	57,418
Catalyst Pharmaceuticals, Inc.*	2,842	56,499
Amphastar Pharmaceuticals, Inc.*	1,058	51,345
ANI Pharmaceuticals, Inc.*	829	49,458
Glaukos Corp.*	375	48,855
Dynavax Technologies Corp.*	4,023	44,816
Astrana Health, Inc.*	752	43,571
Integer Holdings Corp.*	277	36,010
Arlo Technologies, Inc.*	2,949	35,712
LiveRamp Holdings, Inc.*	1,426	35,336
Progyny, Inc.*	1,802	30,202
WD-40 Co.	106	27,335
NeoGenomics, Inc.*	1,428	21,063
CONMED Corp.	197	14,168
Ligand Pharmaceuticals, Inc.*,†††	169	–
Ligand Pharmaceuticals, Inc.*,†††	169	–
Total Consumer, Non-cyclical		1,752,678
Consumer, Cyclical - 20.0%
Cinemark Holdings, Inc.*	4,928	137,195
Green Brick Partners, Inc.*	1,624	135,636
Boot Barn Holdings, Inc.*	765	127,969
Group 1 Automotive, Inc.	293	112,231
Patrick Industries, Inc.	699	99,516
Installed Building Products, Inc.	402	99,001
Cavco Industries, Inc.*	217	92,928
M/I Homes, Inc.*	480	82,253
Shake Shack, Inc. — Class A*	751	77,511
Meritage Homes Corp.	367	75,261
GMS, Inc.*	800	72,456
Six Flags Entertainment Corp.	1,476	59,498
Signet Jewelers Ltd.	548	56,521
Urban Outfitters, Inc.*	1,446	55,396
Guess?, Inc.	2,145	43,179
Monarch Casino & Resort, Inc.	536	42,489
Dave & Buster's Entertainment, Inc.*	1,211	41,234
Steven Madden Ltd.	785	38,457
American Eagle Outfitters, Inc.	1,671	37,414
Oxford Industries, Inc.	405	35,138
Kontoor Brands, Inc.	411	33,612
Madison Square Garden Sports Corp. — Class A*	147	30,614
XPEL, Inc.*	590	25,588
Jack in the Box, Inc.	270	12,566
Total Consumer, Cyclical		1,623,663
Financial - 18.6%
Two Harbors Investment Corp. REIT	8,675	120,409
SiriusPoint Ltd.*	7,866	112,798
St. Joe Co.	1,505	87,756
Goosehead Insurance, Inc. — Class A*	912	81,442
Bancorp, Inc.*	1,496	80,036
Redwood Trust, Inc. REIT	10,236	79,124
First BanCorp	3,388	71,724
HCI Group, Inc.	662	70,874
Pathward Financial, Inc.	989	65,284
Palomar Holdings, Inc.*	684	64,754
Ambac Financial Group, Inc.*	5,585	62,608
OFG Bancorp	1,321	59,339
MARA Holdings, Inc.*	3,653	59,252
Customers Bancorp, Inc.*	1,257	58,387
Sunstone Hotel Investors, Inc. REIT	5,397	55,697
eXp World Holdings, Inc.[1]	3,856	54,331
Ellington Financial, Inc. REIT	3,933	50,697
DiamondRock Hospitality Co. REIT	5,727	49,997
WisdomTree, Inc.	4,894	48,891
Preferred Bank/Los Angeles CA	559	44,860
World Acceptance Corp.*	302	35,630
Triumph Financial, Inc.*	433	34,441
New York Mortgage Trust, Inc. REIT	4,861	30,770
Apple Hospitality REIT, Inc.	1,845	27,398
Total Financial		1,506,499
Industrial - 15.1%
CSW Industrials, Inc.	292	106,986
Powell Industries, Inc.	400	88,796
Matson, Inc.	614	87,569
Dorian LPG Ltd.	1,995	68,668
Mueller Industries, Inc.	917	67,950
AZZ, Inc.	810	66,914
ArcBest Corp.	588	63,768
AeroVironment, Inc.*	289	57,944
Badger Meter, Inc.	258	56,350
Federal Signal Corp.	579	54,113
Boise Cascade Co.	366	51,599
Gibraltar Industries, Inc.*	693	48,461
Frontdoor, Inc.*	992	47,606
Materion Corp.	425	47,541
Moog, Inc. — Class A	228	46,061
SPX Technologies, Inc.*	269	42,895
Franklin Electric Company, Inc.	330	34,591
Standex International Corp.	189	34,545
MYR Group, Inc.*	310	31,691
Armstrong World Industries, Inc.	240	31,543
OSI Systems, Inc.*	202	30,669
Tennant Co.	301	28,908
Alamo Group, Inc.	143	25,759
Total Industrial		1,220,927
Energy - 11.2%
Warrior Met Coal, Inc.	1,504	96,106
CONSOL Energy, Inc.	840	87,906
Northern Oil & Gas, Inc.	2,446	86,613
Alpha Metallurgical Resources, Inc.*	320	75,577

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy - 11.2% (continued)
Liberty Energy, Inc. — Class A	3,839	$73,287
REX American Resources Corp.*	1,403	64,945
Helix Energy Solutions Group, Inc.*	5,514	61,205
California Resources Corp.	1,066	55,933
Tidewater, Inc.*	742	53,268
Oceaneering International, Inc.*	2,091	52,003
Magnolia Oil & Gas Corp. — Class A	1,863	45,495
Par Pacific Holdings, Inc.*	2,347	41,307
SM Energy Co.	994	39,730
RPC, Inc.	6,047	38,459
Archrock, Inc.	1,550	31,372
Total Energy		903,206
Communications - 4.7%
Cargurus, Inc.*	2,888	86,727
InterDigital, Inc.	572	81,012
Cars.com, Inc.*	3,195	53,548
Liquidity Services, Inc.*	1,981	45,167
Cogent Communications Holdings, Inc.	507	38,491
Yelp, Inc. — Class A*	1,090	38,237
TripAdvisor, Inc.*	2,442	35,385
Total Communications		378,567
Technology - 4.1%
Axcelis Technologies, Inc.*	683	71,613
Veeco Instruments, Inc.*	1,586	52,544
SPS Commerce, Inc.*	252	48,931
Agilysys, Inc.*	370	40,319
DoubleVerify Holdings, Inc.*	1,668	28,089
Progress Software Corp.	395	26,611
Donnelley Financial Solutions, Inc.*	398	26,200
PDF Solutions, Inc.*	717	22,715
Privia Health Group, Inc.*	982	17,882
Total Technology		334,904
Basic Materials - 3.5%
Hawkins, Inc.	998	127,215
Carpenter Technology Corp.	601	95,908
ATI, Inc.*	921	61,624
Total Basic Materials		284,747
Utilities - 0.6%
Otter Tail Corp.	607	47,443
Total Common Stocks
(Cost $6,143,235)		8,052,634

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$39,741	39,741
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	32,825	32,825
Total Repurchase Agreements
(Cost $72,566)		72,566

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	40,858	40,858
Total Securities Lending Collateral
(Cost $40,858)		40,858
Total Investments - 100.8%
(Cost $6,256,659)		$8,166,058
Other Assets & Liabilities, net - (0.8)%		(68,389)
Total Net Assets - 100.0%		$8,097,669

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,052,634	$—	$—	*	$8,052,634
Repurchase Agreements	—	72,566	—		72,566
Securities Lending Collateral	40,858	—	—		40,858
Total Assets	$8,093,492	$72,566	$—		$8,166,058

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 25.6%
Phinia, Inc.	3,857	$177,537
JetBlue Airways Corp.*	24,942	163,619
ScanSource, Inc.*	2,695	129,441
MarineMax, Inc.*	3,403	120,024
Adient plc*	4,877	110,074
Foot Locker, Inc.*	4,215	108,916
Kohl's Corp.	4,463	94,169
Sally Beauty Holdings, Inc.*	6,313	85,667
Resideo Technologies, Inc.*	3,777	76,068
Topgolf Callaway Brands Corp.*	6,653	73,050
Sonic Automotive, Inc. — Class A	1,115	65,205
Shoe Carnival, Inc.	1,434	62,881
Wolverine World Wide, Inc.	3,494	60,865
Caleres, Inc.	1,778	58,763
Advance Auto Parts, Inc.	1,503	58,602
Penn Entertainment, Inc.*	3,086	58,202
American Axle & Manufacturing Holdings, Inc.*	9,371	57,913
Dana, Inc.	5,414	57,172
Alaska Air Group, Inc.*	1,246	56,332
G-III Apparel Group Ltd.*	1,796	54,814
Interface, Inc. — Class A	2,690	51,029
Newell Brands, Inc.	6,235	47,885
Hanesbrands, Inc.*	6,431	47,268
ODP Corp.*	1,555	46,261
Victoria's Secret & Co.*	1,708	43,896
Allegiant Travel Co. — Class A*	795	43,773
Vista Outdoor, Inc.*	1,004	39,337
VF Corp.	1,940	38,703
PriceSmart, Inc.	346	31,756
MillerKnoll, Inc.	1,217	30,133
Wabash National Corp.	1,530	29,361
Standard Motor Products, Inc.	879	29,183
Leggett & Platt, Inc.	2,105	28,670
Titan International, Inc.*	2,260	18,374
Total Consumer, Cyclical		2,254,943
Financial - 24.3%
Bread Financial Holdings, Inc.	3,076	146,356
Jackson Financial, Inc. — Class A	1,472	134,291
Genworth Financial, Inc. — Class A*	17,482	119,752
EZCORP, Inc. — Class A*	10,607	118,905
Cushman & Wakefield plc*	8,471	115,460
StoneX Group, Inc.*	1,199	98,174
Medical Properties Trust, Inc. REIT[1]	14,951	87,463
ProAssurance Corp.*	4,598	69,154
Stewart Information Services Corp.	873	65,248
United Fire Group, Inc.	2,864	59,943
PRA Group, Inc.*	2,540	56,794
Hope Bancorp, Inc.	4,403	55,302
Brandywine Realty Trust REIT	10,151	55,221
Pebblebrook Hotel Trust REIT	3,883	51,372
Simmons First National Corp. — Class A	2,332	50,231
SL Green Realty Corp. REIT	718	49,980
Mercury General Corp.	736	46,353
JBG SMITH Properties REIT	2,649	46,305
Safehold, Inc. REIT	1,626	42,650
Lincoln National Corp.	1,315	41,436
Comerica, Inc.	674	40,379
Eagle Bancorp, Inc.	1,767	39,899
Independent Bank Group, Inc.	661	38,113
Veritex Holdings, Inc.	1,443	37,980
Dime Community Bancshares, Inc.	1,314	37,843
Hudson Pacific Properties, Inc. REIT*	7,902	37,772
Banc of California, Inc.	2,532	37,296
Virtu Financial, Inc. — Class A	1,196	36,430
Navient Corp.	2,251	35,093
Provident Financial Services, Inc.	1,808	33,557
Encore Capital Group, Inc.*	706	33,373
Renasant Corp.	984	31,980
BankUnited, Inc.	815	29,699
Hanmi Financial Corp.	1,533	28,514
Heritage Financial Corp.	1,303	28,366
Brookline Bancorp, Inc.	2,635	26,587
Pacific Premier Bancorp, Inc.	964	24,254
Ready Capital Corp. REIT	3,008	22,951
Service Properties Trust REIT	4,683	21,354
Total Financial		2,131,830
Consumer, Non-cyclical - 20.3%
Fresh Del Monte Produce, Inc.	5,477	161,790
Green Dot Corp. — Class A*	13,679	160,181
United Natural Foods, Inc.*	8,280	139,270
Kelly Services, Inc. — Class A	5,942	127,218
Hertz Global Holdings, Inc.*	32,760	108,108
Pediatrix Medical Group, Inc.*	8,896	103,105
AdaptHealth Corp.*	8,307	93,288
SpartanNash Co.	3,895	87,287
Chefs' Warehouse, Inc.*	1,847	77,592
GEO Group, Inc.*	5,433	69,814
ABM Industries, Inc.	1,272	67,111
B&G Foods, Inc.	7,506	66,653
Phibro Animal Health Corp. — Class A	2,566	57,786
Deluxe Corp.	2,660	51,843
Heidrick & Struggles International, Inc.	1,232	47,876
QuidelOrtho Corp.*	1,040	47,424
Universal Corp.	842	44,719
Owens & Minor, Inc.*	2,737	42,943
Cross Country Healthcare, Inc.*	2,823	37,941
Select Medical Holdings Corp.	1,012	35,288
Healthcare Services Group, Inc.*	2,962	33,086
Avanos Medical, Inc.*	1,228	29,509
Patterson Companies, Inc.	1,195	26,099
Hain Celestial Group, Inc.*	2,778	23,974
TreeHouse Foods, Inc.*	559	23,467
Fulgent Genetics, Inc.*	1,027	22,317
Total Consumer, Non-cyclical		1,785,689
Industrial - 12.6%
World Kinect Corp.	5,828	180,143
Benchmark Electronics, Inc.	3,455	153,126
Enviri Corp.*	13,304	137,564
Greenbrier Companies, Inc.	2,128	108,294

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 12.6% (continued)
DXP Enterprises, Inc.*	1,964	$104,799
Sanmina Corp.*	1,301	89,053
Clearwater Paper Corp.*	2,563	73,148
O-I Glass, Inc.*	4,466	58,594
Schneider National, Inc. — Class B	1,471	41,982
TTM Technologies, Inc.*	2,147	39,183
Astec Industries, Inc.	1,031	32,930
Hub Group, Inc. — Class A	679	30,861
Masterbrand, Inc.*	1,613	29,905
Werner Enterprises, Inc.	761	29,367
Total Industrial		1,108,949
Communications - 5.1%
EchoStar Corp. — Class A*	7,943	197,145
Lumen Technologies, Inc.*	22,066	156,669
TEGNA, Inc.	2,936	46,330
Viasat, Inc.*	2,292	27,367
Consolidated Communications Holdings, Inc.*	5,146	23,877
Total Communications		451,388
Technology - 4.8%
NCR Atleos Corp.*	4,457	127,158
Xerox Holdings Corp.	8,105	84,130
NCR Voyix Corp.*	5,239	71,093
Alpha & Omega Semiconductor Ltd.*	1,906	70,750
DXC Technology Co.*	1,802	37,392
NetScout Systems, Inc.*	1,532	33,321
Total Technology		423,844
Energy - 3.7%
Sunrun, Inc.*	4,614	83,329
Bristow Group, Inc.*	1,463	50,751
SunCoke Energy, Inc.	5,840	50,691
DNOW, Inc.*	3,888	50,272
Nabors Industries Ltd.*	556	35,846
ProPetro Holding Corp.*	4,427	33,911
Talos Energy, Inc.*	2,078	21,507
Total Energy		326,307
Basic Materials - 3.0%
Kaiser Aluminum Corp.	973	70,562
Mativ Holdings, Inc.	3,926	66,702
Century Aluminum Co.*	3,921	63,638
AdvanSix, Inc.	2,013	61,155
Total Basic Materials		262,057
Total Common Stocks
(Cost $6,747,844)		8,745,007

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$37,268	37,268
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	30,782	30,782
Total Repurchase Agreements
(Cost $68,050)		68,050

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	72,131	72,131
Total Securities Lending Collateral
(Cost $72,131)		72,131
Total Investments - 101.0%
(Cost $6,888,025)		$8,885,188
Other Assets & Liabilities, net - (1.0)%		(89,042)
Total Net Assets - 100.0%		$8,796,146

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,745,007	$—	$—	$8,745,007
Repurchase Agreements	—	68,050	—	68,050
Securities Lending Collateral	72,131	—	—	72,131
Total Assets	$8,817,138	$68,050	$—	$8,885,188

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
FEDERAL AGENCY NOTES††- 24.6%
Federal Farm Credit Bank
0.40% due 10/15/24	$130,000	$129,776
Freddie Mac
5.15% due 01/17/25	100,000	100,020
Fannie Mae
1.63% due 10/15/24	100,000	99,869
Total Federal Agency Notes
(Cost $329,662)		329,665

FEDERAL AGENCY DISCOUNT NOTES††- 18.6%
Federal Home Loan Bank
4.60% due 10/02/24[1]	150,000	149,981
4.60% due 10/01/24[1]	100,000	100,000
Total Federal Agency Discount Notes
(Cost $249,981)		249,981

U.S. TREASURY BILLS††- 2.2%
U.S. Treasury Bills
4.63% due 10/10/24[1,2]	30,000	29,965
Total U.S. Treasury Bills
(Cost $29,962)		29,965

REPURCHASE AGREEMENTS††,3- 47.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	347,909	347,909
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	287,356	287,356
Total Repurchase Agreements
(Cost $635,265)		635,265
Total Investments - 92.8%
(Cost $1,244,870)		$1,244,876
Other Assets & Liabilities, net - 7.2%		96,546
Total Net Assets - 100.0%		$1,341,422

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	22	Dec 2024	$2,211,330	$3,174

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	12/20/24	4,589	$461,263	$415

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$329,665	$—	$329,665
Federal Agency Discount Notes	—	249,981	—	249,981
U.S. Treasury Bills	—	29,965	—	29,965
Repurchase Agreements	—	635,265	—	635,265
Currency Futures Contracts**	3,174	—	—	3,174
Currency Index Swap Agreements**	—	415	—	415
Total Assets	$3,174	$1,245,291	$—	$1,248,465

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 30.2%
Microsoft Corp.	2,617	$1,126,095
Oracle Corp.	1,957	333,473
Salesforce, Inc.	1,184	324,073
Adobe, Inc.*	546	282,708
ServiceNow, Inc.*	299	267,423
Intuit, Inc.	405	251,505
Palantir Technologies, Inc. — Class A*	4,844	180,197
Synopsys, Inc.*	343	173,692
Cadence Design Systems, Inc.*	619	167,768
Autodesk, Inc.*	567	156,197
Workday, Inc. — Class A*	636	155,445
Roper Technologies, Inc.	274	152,465
NetEase, Inc. ADR	1,479	138,301
MicroStrategy, Inc. — Class A*	756	127,462
Atlassian Corp. — Class A*	792	125,777
AppLovin Corp. — Class A*	961	125,458
Datadog, Inc. — Class A*	1,054	121,273
Electronic Arts, Inc.	837	120,059
Snowflake, Inc. — Class A*	1,007	115,664
ANSYS, Inc.*	327	104,192
Monday.com Ltd.*	367	101,942
Cloudflare, Inc. — Class A*	1,245	100,708
Take-Two Interactive Software, Inc.*	651	100,065
ROBLOX Corp. — Class A*	2,197	97,239
PTC, Inc.*	504	91,053
Zoom Video Communications, Inc. — Class A*	1,287	89,755
HubSpot, Inc.*	166	88,246
MongoDB, Inc.*	306	82,727
Manhattan Associates, Inc.*	289	81,319
Dynatrace, Inc.*	1,483	79,296
Akamai Technologies, Inc.*	769	77,630
Nutanix, Inc. — Class A*	1,241	73,529
DocuSign, Inc.*	1,171	72,707
Twilio, Inc. — Class A*	971	63,329
Unity Software, Inc.*	2,526	57,138
Dropbox, Inc. — Class A*	2,202	55,997
Gitlab, Inc. — Class A*	1,007	51,901
Confluent, Inc. — Class A*	2,343	47,750
BILL Holdings, Inc.*	870	45,901
ZoomInfo Technologies, Inc. — Class A*	3,506	36,182
C3.ai, Inc. — Class A*	1,393	33,752
Five9, Inc.*	999	28,701
Total Software		6,106,094
Semiconductors - 28.0%
NVIDIA Corp.	8,700	1,056,528
Broadcom, Inc.	3,221	555,622
Advanced Micro Devices, Inc.*	2,037	334,231
Texas Instruments, Inc.	1,342	277,217
QUALCOMM, Inc.	1,627	276,671
Applied Materials, Inc.	1,334	269,535
Micron Technology, Inc.	2,261	234,488
Intel Corp.*	9,311	218,436
Analog Devices, Inc.	935	215,209
Lam Research Corp.	261	212,997
KLA Corp.	261	202,121
NXP Semiconductor N.V.	769	184,568
ASML Holding N.V. — Class G	206	171,650
Taiwan Semiconductor Manufacturing Company Ltd. ADR	961	166,897
Marvell Technology, Inc.	2,107	151,957
ARM Holdings plc ADR*	988	141,294
Microchip Technology, Inc.	1,646	132,157
STMicroelectronics N.V. — Class Y	4,092	121,655
ON Semiconductor Corp.*	1,565	113,635
Teradyne, Inc.	706	94,555
Monolithic Power Systems, Inc.	95	87,827
Entegris, Inc.	739	83,160
Skyworks Solutions, Inc.	788	77,831
Qorvo, Inc.*	592	61,154
Lattice Semiconductor Corp.*	1,108	58,802
Rambus, Inc.*	1,024	43,233
MKS Instruments, Inc.	379	41,201
GLOBALFOUNDRIES, Inc.*	910	36,627
Axcelis Technologies, Inc.*	217	22,752
Total Semiconductors		5,644,010
Computers - 17.7%
Apple, Inc.	5,065	1,180,145
International Business Machines Corp.	1,294	286,077
Dell Technologies, Inc. — Class C	1,475	174,846
Crowdstrike Holdings, Inc. — Class A*	603	169,123
Fortinet, Inc.*	1,789	138,737
Accenture plc — Class A	388	137,150
TE Connectivity plc	908	137,099
Cognizant Technology Solutions Corp. — Class A	1,589	122,639
Gartner, Inc.*	238	120,609
HP, Inc.	3,339	119,770
Check Point Software Technologies Ltd.*	607	117,036
Infosys Ltd. ADR[1]	5,038	112,196
Hewlett Packard Enterprise Co.	5,478	112,080
NetApp, Inc.	817	100,908
Seagate Technology Holdings plc	904	99,015
Western Digital Corp.*	1,447	98,816
Super Micro Computer, Inc.*	207	86,195
Pure Storage, Inc. — Class A*	1,566	78,676
Zscaler, Inc.*	455	77,778
Amdocs Ltd.	725	63,423
Lumentum Holdings, Inc.*	683	43,288
Total Computers		3,575,606
Internet - 14.8%
Alphabet, Inc. — Class A	5,512	914,165
Meta Platforms, Inc. — Class A	1,359	777,946
Palo Alto Networks, Inc.*	598	204,396
Baidu, Inc. ADR*	1,418	149,301
Shopify, Inc. — Class A*	1,801	144,332
Sea Ltd. ADR*	1,487	140,194
CDW Corp.	487	110,208
Pinterest, Inc. — Class A*	2,950	95,492
VeriSign, Inc.*	430	81,683
Gen Digital, Inc.	2,827	77,545
Snap, Inc. — Class A*	7,035	75,274

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Internet - 14.8% (continued)
F5, Inc.*	329	$72,446
Okta, Inc.*	931	69,211
Match Group, Inc.*	1,686	63,798
Total Internet		2,975,991
Telecommunications - 3.8%
Cisco Systems, Inc.	5,350	284,727
Arista Networks, Inc.*	512	196,516
Motorola Solutions, Inc.	381	171,309
Corning, Inc.	2,691	121,499
Total Telecommunications		774,051
Electronics - 2.5%
Amphenol Corp. — Class A	2,684	174,889
Keysight Technologies, Inc.*	672	106,801
Trimble, Inc.*	1,296	80,469
Jabil, Inc.	634	75,972
Flex Ltd.*	2,267	75,786
Total Electronics		513,917
Energy-Alternate Sources - 1.6%
SolarEdge Technologies, Inc.*	6,022	137,964
First Solar, Inc.*	405	101,023
Enphase Energy, Inc.*	691	78,097
Total Energy-Alternate Sources		317,084
Investment Companies - 0.5%
MARA Holdings, Inc.*	2,642	42,853
Cleanspark, Inc.*	3,194	29,832
Riot Platforms, Inc.*,1	3,919	29,079
Total Investment Companies		101,764
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	230	85,174
Total Common Stocks
(Cost $6,824,400)		20,093,691

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$71,995	71,995
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	59,465	59,465
Total Repurchase Agreements
(Cost $131,460)		131,460

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	108,805	108,805
Total Securities Lending Collateral
(Cost $108,805)		108,805
Total Investments - 100.7%
(Cost $7,064,665)		$20,333,956
Other Assets & Liabilities, net - (0.7)%		(142,928)
Total Net Assets - 100.0%		$20,191,028

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,093,691	$—	$—	$20,093,691
Repurchase Agreements	—	131,460	—	131,460
Securities Lending Collateral	108,805	—	—	108,805
Total Assets	$20,202,496	$131,460	$—	$20,333,956

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 72.0%
Cisco Systems, Inc.	8,325	$443,057
Verizon Communications, Inc.	9,078	407,693
AT&T, Inc.	18,071	397,562
T-Mobile US, Inc.	1,522	314,080
Arista Networks, Inc.*	624	239,504
Motorola Solutions, Inc.	500	224,815
Juniper Networks, Inc.	3,539	137,950
Ciena Corp.*	1,960	120,716
Frontier Communications Parent, Inc.*	3,197	113,589
Lumen Technologies, Inc.*	15,263	108,367
AST SpaceMobile, Inc.*,1	3,866	101,096
Telefonaktiebolaget LM Ericsson ADR	13,061	99,002
BCE, Inc.	2,792	97,162
EchoStar Corp. — Class A*	3,912	97,096
Vodafone Group plc ADR	9,265	92,835
TELUS Corp.	5,474	91,854
Rogers Communications, Inc. — Class B	2,186	87,899
America Movil SAB de CV ADR	5,310	86,872
Nokia Oyj ADR[1]	18,578	81,186
Iridium Communications, Inc.	2,449	74,572
InterDigital, Inc.	472	66,849
Calix, Inc.*	1,552	60,202
Telephone & Data Systems, Inc.	2,435	56,614
Viavi Solutions, Inc.*	6,212	56,032
Extreme Networks, Inc.*	3,512	52,785
Harmonic, Inc.*	3,504	51,053
Infinera Corp.*,1	6,826	46,076
CommScope Holding Company, Inc.*	6,635	40,540
Viasat, Inc.*	3,103	37,050
Gogo, Inc.*	3,513	25,223
ADTRAN Holdings, Inc.*	4,126	24,467
Total Telecommunications		3,933,798
Media - 16.4%
Comcast Corp. — Class A	9,704	405,336
Charter Communications, Inc. — Class A*	616	199,633
Liberty Broadband Corp. — Class C*	1,789	138,272
Liberty Global Ltd. — Class C*	4,804	103,815
Liberty Latin America Ltd. — Class C*	4,953	47,004
Total Media		894,060
Internet - 5.9%
F5, Inc.*	647	142,469
Roku, Inc.*	1,666	124,384
Cogent Communications Holdings, Inc.	750	56,940
Total Internet		323,793
Computers - 2.5%
Lumentum Holdings, Inc.*	1,342	85,056
NetScout Systems, Inc.*	2,279	49,568
Total Computers		134,624
Software - 2.2%
Nice Ltd. ADR*	552	95,866
Digi International, Inc.*	872	24,006
Total Software		119,872
Electronics - 0.5%
Applied Optoelectronics, Inc.*	1,703	24,370
Total Common Stocks
(Cost $4,524,850)		5,430,517

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$31,248	31,248
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	25,809	25,809
Total Repurchase Agreements
(Cost $57,057)		57,057

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	182,475	182,475
Total Securities Lending Collateral
(Cost $182,475)		182,475
Total Investments - 103.8%
(Cost $4,764,382)		$5,670,049
Other Assets & Liabilities, net - (3.8)%		(206,596)
Total Net Assets - 100.0%		$5,463,453

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,430,517	$—	$—	$5,430,517
Repurchase Agreements	—	57,057	—	57,057
Securities Lending Collateral	182,475	—	—	182,475
Total Assets	$5,612,992	$57,057	$—	$5,670,049

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Transportation - 37.1%
Union Pacific Corp.	589	$145,177
United Parcel Service, Inc. — Class B	978	133,341
CSX Corp.	2,868	99,032
FedEx Corp.	333	91,135
Norfolk Southern Corp.	356	88,466
Old Dominion Freight Line, Inc.	383	76,079
Expeditors International of Washington, Inc.	409	53,743
ZTO Express Cayman, Inc. ADR	1,970	48,797
J.B. Hunt Transport Services, Inc.	265	45,667
CH Robinson Worldwide, Inc.	406	44,810
Canadian Pacific Kansas City Ltd.	522	44,652
Canadian National Railway Co.	373	43,697
XPO, Inc.*	384	41,284
TFI International, Inc.	292	39,972
Knight-Swift Transportation Holdings, Inc.	664	35,823
Saia, Inc.*	78	34,106
Kirby Corp.*	262	32,077
Landstar System, Inc.	166	31,352
Hub Group, Inc. — Class A	443	20,134
ArcBest Corp.	179	19,413
Werner Enterprises, Inc.	482	18,600
Forward Air Corp.*	380	13,452
Total Transportation		1,200,809
Auto Manufacturers - 26.0%
Tesla, Inc.*	1,315	344,044
General Motors Co.	1,831	82,102
Ford Motor Co.	7,304	77,130
Li Auto, Inc. ADR*,1	2,416	61,970
NIO, Inc. ADR*,1	8,367	55,892
Ferrari N.V.	89	41,840
Stellantis N.V.	2,977	41,827
Toyota Motor Corp. ADR	234	41,785
Honda Motor Company Ltd. ADR	1,314	41,693
Rivian Automotive, Inc. — Class A*,1	2,938	32,964
Lucid Group, Inc.*,1	5,677	20,040
Total Auto Manufacturers		841,287
Auto Parts & Equipment - 12.1%
Mobileye Global, Inc. — Class A*,1	4,105	56,238
Aptiv plc*	681	49,039
Magna International, Inc.	1,077	44,200
Autoliv, Inc.	452	42,203
BorgWarner, Inc.	1,007	36,544
Gentex Corp.	1,062	31,531
Lear Corp.	278	30,344
Goodyear Tire & Rubber Co.*	2,279	20,169
Visteon Corp.*	204	19,429
Adient plc*	794	17,921
QuantumScape Corp.*	3,075	17,681
Fox Factory Holding Corp.*	402	16,683
Luminar Technologies, Inc.*,1	9,106	8,193
Total Auto Parts & Equipment		390,175
Airlines - 11.8%
Delta Air Lines, Inc.	1,422	72,223
United Airlines Holdings, Inc.*	966	55,120
Southwest Airlines Co.	1,709	50,638
Ryanair Holdings plc ADR	998	45,090
Copa Holdings S.A. — Class A	461	43,260
American Airlines Group, Inc.*	2,889	32,472
Alaska Air Group, Inc.*	665	30,065
SkyWest, Inc.*	267	22,700
JetBlue Airways Corp.*	2,661	17,456
Allegiant Travel Co. — Class A*	219	12,058
Total Airlines		381,082
Internet - 7.1%
Uber Technologies, Inc.*	2,045	153,702
Grab Holdings Ltd. — Class A*	12,630	47,994
Lyft, Inc. — Class A*	2,053	26,176
Total Internet		227,872
Commercial Services - 1.7%
GXO Logistics, Inc.*	582	30,305
Avis Budget Group, Inc.	185	16,204
Hertz Global Holdings, Inc.*	2,397	7,910
Total Commercial Services		54,419
Home Builders - 1.4%
Thor Industries, Inc.	272	29,890
Winnebago Industries, Inc.	269	15,632
Total Home Builders		45,522
Building Materials - 1.0%
Modine Manufacturing Co.*	236	31,339
Leisure Time - 0.8%
Harley-Davidson, Inc.	691	26,624
Retail - 0.5%
Patrick Industries, Inc.	127	18,081
Total Common Stocks
(Cost $1,429,853)		3,217,210

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$13,446	13,446
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	11,106	11,106
Total Repurchase Agreements
(Cost $24,552)		24,552

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	137,258	$137,258
Total Securities Lending Collateral
(Cost $137,258)		137,258
Total Investments - 104.5%
(Cost $1,591,663)		$3,379,020
Other Assets & Liabilities, net - (4.5)%		(144,411)
Total Net Assets - 100.0%		$3,234,609

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,217,210	$—	$—	$3,217,210
Repurchase Agreements	—	24,552	—	24,552
Securities Lending Collateral	137,258	—	—	137,258
Total Assets	$3,354,468	$24,552	$—	$3,379,020

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Electric - 85.7%
NextEra Energy, Inc.	10,932	$924,082
Constellation Energy Corp.	2,824	734,297
Southern Co.	7,719	696,099
Duke Energy Corp.	5,654	651,906
Vistra Corp.	4,496	532,956
American Electric Power Company, Inc.	5,014	514,436
Sempra	6,141	513,572
Dominion Energy, Inc.	8,449	488,268
Public Service Enterprise Group, Inc.	5,388	480,663
PG&E Corp.	22,826	451,270
Exelon Corp.	11,037	447,550
Xcel Energy, Inc.	6,493	423,993
Consolidated Edison, Inc.	4,022	418,811
Edison International	4,676	407,233
WEC Energy Group, Inc.	4,029	387,509
Entergy Corp.	2,899	381,537
PPL Corp.	10,438	345,289
Eversource Energy	5,063	344,537
Ameren Corp.	3,934	344,068
FirstEnergy Corp.	7,752	343,801
DTE Energy Co.	2,662	341,827
CMS Energy Corp.	4,532	320,095
NRG Energy, Inc.	3,483	317,301
CenterPoint Energy, Inc.	10,665	313,764
Alliant Energy Corp.	4,601	279,235
AES Corp.	13,589	272,595
Evergy, Inc.	4,253	263,729
Fortis, Inc.	5,434	246,921
Pinnacle West Capital Corp.	2,489	220,501
OGE Energy Corp.	4,922	201,900
Clearway Energy, Inc. — Class C	5,717	175,398
Portland General Electric Co.	3,245	155,436
Black Hills Corp.	2,381	145,527
Ormat Technologies, Inc.	1,749	134,568
Northwestern Energy Group, Inc.	2,276	130,233
Avista Corp.	3,155	122,256
Avangrid, Inc.	3,100	110,949
Otter Tail Corp.	1,388	108,486
Talen Energy Corp.*	518	92,328
Hawaiian Electric Industries, Inc.*	6,867	66,473
Total Electric		13,851,399
Gas - 9.1%
Atmos Energy Corp.	2,365	328,049
NiSource, Inc.	8,063	279,383
Brookfield Infrastructure Corp. — Class A	5,751	249,766
UGI Corp.	6,625	165,758
Southwest Gas Holdings, Inc.	2,045	150,839
New Jersey Resources Corp.	3,195	150,804
ONE Gas, Inc.	1,953	145,342
Total Gas		1,469,941
Water - 3.6%
American Water Works Company, Inc.	2,547	372,473
Essential Utilities, Inc.	5,624	216,918
Total Water		589,391
Energy-Alternate Sources - 1.2%
NextEra Energy Partners, LP	4,265	117,799
Sunnova Energy International, Inc.*,1	7,663	74,638
Total Energy-Alternate Sources		192,437
Total Common Stocks
(Cost $9,495,459)		16,103,168

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$83,795	83,795
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	69,211	69,211
Total Repurchase Agreements
(Cost $153,006)		153,006

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	58,512	58,512
Total Securities Lending Collateral
(Cost $58,512)		58,512
Total Investments - 100.9%
(Cost $9,706,977)		$16,314,686
Other Assets & Liabilities, net - (0.9)%		(148,001)
Total Net Assets - 100.0%		$16,166,685

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,103,168	$—	$—	$16,103,168
Repurchase Agreements	—	153,006	—	153,006
Securities Lending Collateral	58,512	—	—	58,512
Total Assets	$16,161,680	$153,006	$—	$16,314,686

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 14.9%
U.S. Treasury Bills
4.62% due 10/01/24[1]	$100,000	$100,000
4.28% due 10/01/24[1]	100,000	100,000
4.63% due 10/10/24[1,2]	15,000	14,983
Total U.S. Treasury Bills
(Cost $214,981)		214,983

FEDERAL AGENCY NOTES†† - 13.8%
Freddie Mac
5.15% due 01/17/25	100,000	100,020
Fannie Mae
1.63% due 10/15/24	100,000	99,869
Total Federal Agency Notes
(Cost $199,881)		199,889

FEDERAL AGENCY DISCOUNT NOTES†† - 13.8%
Federal Home Loan Bank
4.60% due 10/01/24[1]	100,000	100,000
4.70% due 10/23/24[1]	100,000	99,713
Total Federal Agency Discount Notes
(Cost $199,713)		199,713

REPURCHASE AGREEMENTS††,3 - 58.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	464,050	464,050
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	383,283	383,283
Total Repurchase Agreements
(Cost $847,333)		847,333
Total Investments - 101.0%
(Cost $1,461,909)		$1,461,918
Other Assets & Liabilities, net - (1.0)%		(13,851)
Total Net Assets - 100.0%		$1,448,067

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	19	Dec 2024	$1,909,785	$13,128

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	12/20/24	9,808	$985,863	$1,009

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$214,983	$—	$214,983
Federal Agency Notes	—	199,889	—	199,889
Federal Agency Discount Notes	—	199,713	—	199,713
Repurchase Agreements	—	847,334	—	847,334
Currency Futures Contracts**	13,128	—	—	13,128
Currency Index Swap Agreements**	—	1,009	—	1,009
Total Assets	$13,128	$1,462,928	$—	$1,476,056

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a independent third-party pricing services in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing services.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund's whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks maybe effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strips
4.86%			0.00%
Due 10/01/24	$39,487,866	$39,493,197	10/31/24 - 08/15/29	$45,861,994	$40,264,087

			U.S. Treasury Inflation Indexed Bond
			2.38%
			Due 01/15/25	13,349	13,329

			U.S. Treasury Bond
			4.38%
			Due 05/15/41	100	106

			U.S. Treasury Note
			4.00%
			Due 07/31/29	100	103
				45,875,543	40,277,625

BofA Securities, Inc.			U.S. Treasury Note
4.85%			4.00%
Due 10/01/24	32,615,141	32,619,535	07/31/30	32,325,900	33,267,503

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$37,983	$39,046
Basic Materials Fund	128,832	134,512
Biotechnology Fund	201,931	214,683
Electronics Fund	608,116	623,150
Energy Fund	281,415	290,178

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Collateral Received
Energy Services Fund	23,028	23,736
Europe 1.25x Strategy Fund	58,155	60,273
Financial Services Fund	106,727	109,678
Health Care Fund	84,517	87,252
High Yield Strategy Fund	91,238	93,067
Internet Fund	33,251	34,054
Leisure Fund	44,806	46,605
Mid-Cap 1.5x Strategy Fund	10,749	11,076
Multi-Hedge Strategies Fund	148,490	155,907
Precious Metals Fund	975,262	1,044,860
Real Estate Fund	78,082	81,475
Russell 2000® 1.5x Strategy Fund	324,666	331,150
Russell 2000® 2x Strategy Fund	136,006	138,502
S&P 500® Pure Value Fund	257,142	272,396
S&P MidCap 400® Pure Value Fund	37,835	38,870
S&P SmallCap 600® Pure Growth Fund	39,029	40,858
S&P SmallCap 600® Pure Value Fund	67,515	72,131
Technology Fund	104,407	108,805
Telecommunications Fund	179,688	182,475
Transportation Fund	131,536	137,258
Utilities Fund	53,015	58,512

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$1,750,979	$941,857	$(112)	$941,745
Basic Materials Fund	3,508,676	3,112,823	(36,614)	3,076,209
Biotechnology Fund	6,489,626	4,856,723	(46,850)	4,809,873
Commodities Strategy Fund	6,120,480	–	(433,817)	(433,817)
Consumer Products Fund	3,772,349	3,464,081	(19,307)	3,444,774
Dow 2x Strategy Fund	5,014,082	1,886,930	–	1,886,930
Electronics Fund	18,980,960	15,444,571	(806,963)	14,637,608
Energy Fund	7,416,026	3,611,723	(35,304)	3,576,419
Energy Services Fund	3,310,500	820,667	(41,890)	778,777
Europe 1.25x Strategy Fund	1,791,108	252,263	(5)	252,258
Financial Services Fund	7,824,443	4,721,921	(1,858)	4,720,063
Global Managed Futures Strategy Fund	12,574,007	320,324	(171,067)	149,257
Government Long Bond 1.2x Strategy Fund	6,231,533	–	(3,416)	(3,416)
Health Care Fund	5,344,344	7,285,742	(54,826)	7,230,916
High Yield Strategy Fund	9,639,472	17,947	(32,529)	(14,582)
Internet Fund	5,451,209	2,569,472	(60,765)	2,508,707
Inverse Dow 2x Strategy Fund	1,786,026	49	(16,187)	(16,138)
Inverse Government Long Bond Strategy Fund	2,615,191	9,331	–	9,331
Inverse Mid-Cap Strategy Fund	119,722	577	(740)	(163)
Inverse NASDAQ-100® Strategy Fund	1,002,875	865	(4,926)	(4,061)
Inverse Russell 2000® Strategy Fund	631,409	1,924	(7,937)	(6,013)
Inverse S&P 500® Strategy Fund	1,253,989	2,112	(6,512)	(4,400)
Japan 2x Strategy Fund	1,640,844	249,889	(26,691)	223,198
Leisure Fund	2,594,207	1,523,630	(4,975)	1,518,655
Mid-Cap 1.5x Strategy Fund	3,448,714	953,797	(100,190)	853,607
Multi-Hedge Strategies Fund	28,066,232	4,421,275	(2,863,734)	1,557,541
NASDAQ-100® 2x Strategy Fund	99,677,068	12,746,174	(93,813)	12,652,361
NASDAQ-100® Fund	70,477,891	53,500,565	(337,673)	53,162,892
Nova Fund	33,994,889	8,315,650	(86,665)	8,228,985
Precious Metals Fund	23,395,417	7,291,906	–	7,291,906
Real Estate Fund	5,702,436	1,798,325	(362)	1,797,963
Retailing Fund	1,167,933	1,268,250	(22,683)	1,245,567
Russell 2000® 1.5x Strategy Fund	3,700,293	265,647	(237,651)	27,996
Russell 2000® 2x Strategy Fund	15,702,354	409,970	–	409,970
S&P 500® 2x Strategy Fund	30,613,310	6,873,705	(42,115)	6,831,590
S&P 500® Pure Growth Fund	24,181,509	5,922,741	(387,677)	5,535,064
S&P 500® Pure Value Fund	17,387,584	2,695,395	(230,669)	2,464,726
S&P MidCap 400® Pure Growth Fund	9,690,023	2,114,734	(363,404)	1,751,330
S&P MidCap 400® Pure Value Fund	5,964,486	1,600,036	(222,796)	1,377,240
S&P SmallCap 600® Pure Growth Fund	7,004,889	1,296,350	(135,181)	1,161,169
S&P SmallCap 600® Pure Value Fund	8,102,341	963,544	(180,697)	782,847
Strengthening Dollar 2x Strategy Fund	1,244,870	3,600	(5)	3,595
Technology Fund	8,705,948	11,838,588	(210,580)	11,628,008
Telecommunications Fund	5,322,621	401,354	(53,926)	347,428
Transportation Fund	1,963,342	1,444,755	(29,077)	1,415,678
Utilities Fund	10,812,041	5,519,781	(17,136)	5,502,645
Weakening Dollar 2x Strategy Fund	1,461,909	14,146	–	14,146

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.